Registration No. 333-17633
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 1 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


         SEPARATE ACCOUNT I
                 of
     THE EQUITABLE LIFE ASSURANCE                 James M. Benson, President
        SOCIETY OF THE UNITED STATES     The Equitable Life Assurance Society of
      (Exact Name of Trust)                         the United States
     THE EQUITABLE LIFE ASSURANCE             1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES              New York, New York 10104
       (Exact Name of Depositor)         (Name and Address of Agent for Service)
      1290 Avenue of the Americas
        New York, New York 10104
    (Address of Depositor's Principal
           Executive Offices)


                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:


      MARY P. BREEN, ESQ.                             with a copy to:
      Vice President and                            Thomas C. Lauerman
   Associate General Counsel                 Freedman, Levy, Kroll & Simonds
  The Equitable Life Assurance          1050 Connecticut Avenue, N.W., Suite 825
  Society of the United States                    Washington, D.C. 20036
  1290 Avenue of the Americas
   New York, New York 10104


                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account I

It is proposed that this filing will become effective (check appropriate line):


_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on (May 1, 1997) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (                    ) pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the year ended December 31, 1996 on February 27, 1997.

                      THE EQUITABLE LIFE ASSURANCE SOCIETY
                              OF THE UNITED STATES

                        VARIABLE LIFE INSURANCE POLICIES
                        FUNDED THROUGH SEPARATE ACCOUNT I

                                  THE CHAMPION
                                      SP-1
                                  BASIC POLICY
                                 EXPANDED POLICY

                     PROSPECTUS SUPPLEMENT DATED MAY 1, 1997

This prospectus supplement updates certain information in the prospectus you received for your Equitable variable life insurance policy.* We also mailed to you other prospectus supplements dated May 1, 1996 and January 1, 1997. Capitalized terms used in this supplement have the same meanings as in the prospectus. You should keep this supplement with your prospectus and your May 1, 1996 and January 1, 1997 supplements. We will send you another copy of any prospectus or supplement, without charge, upon written request.

EQUITABLE. The information under the heading "EQUITABLE" in your prospectus is updated as follows:

EQUITABLE. Equitable, a New York stock life insurance company, has been in business since 1859. We are a wholly owned subsidiary of The Equitable Companies Incorporated (the Holding Company). The largest shareholder of the Holding Company is AXA-UAP (AXA), a French insurance holding company. As of December 31, 1996, AXA beneficially owned 63.8% of the outstanding shares of common stock of the Holding Company (assuming conversion of the convertible preferred stock held by AXA). Under its investment arrangements with Equitable and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA is the holding company for an international group of insurance and related financial services companies. Equitable, the Holding Company and their subsidiaries managed approximately $239.8 billion of assets as of December 31, 1996, including third party assets of approximately $184.8 billion. Equitable's home office is 1290 Avenue of the Americas, New York, New York 10104. We are licensed to do business in all 50 states, Puerto Rico, the Virgin Islands and the District of Columbia. We maintain local offices throughout the United States. At December 31, 1996, we had approximately $114.6 billion face amount of variable life insurance in force, as compared to $103.9 billion at December 31, 1995. Prior to January 1, 1997, Separate Account I policies were issued by Equitable's wholly owned subsidiary, Equitable Variable Life Insurance Company (Equitable Variable). Equitable Variable was merged into Equitable as of January 1, 1997.

INVESTMENT PORTFOLIOS. The names of The Hudson River Trust ("HRT") investment portfolios have been modified as follows, to include "Alliance" in their names:

    o  Alliance Money Market                    o  Alliance Common Stock

    o  Alliance Intermediate                    o  Alliance Aggressive Stock
       Government Securities
                                                o  Alliance Balanced
    o  Alliance High Yield

PERFORMANCE INFORMATION. The performance information for The Hudson River Trust rates of return in the prospectus and any illustrations of policy values based on such information are deleted.


-----------------------
* This supplement updates certain information contained in The Champion Prospectuses dated September 30, 1987 and December 18, 1986; the SP-1 Prospectuses dated September 30, 1987, April 30, 1986 and January 1, 1984; and the Basic and Expanded Prospectuses dated April 30, 1986 and March 26, 1985.

EVM-117

DEDUCTIONS AND CHARGES

FROM THE TRUST.

o The Separate Account Funds purchase Class IA shares of corresponding portfolios of the HRT at net asset value. That price reflects investment management fees, indirect expenses, such as brokerage commissions, and certain other operating expenses.

   The Hudson River Trust. Effective May 1, 1997, a new investment advisory agreement relating to each of the HRT portfolios was entered into between HRT and Alliance, HRT's Investment Adviser. The table below shows (i) the investment management fees paid by the HRT in 1996 and (ii) other expenses deducted from HRT assets in 1996, both restated to reflect the fees and other expenses that would have been paid by the portfolios if the present investment advisory agreement had been in effect as of January 1, 1996. These restated fees and expenses are based on average net assets for 1996. For actual investment management fees and other expenses paid by HRT in 1996, see the HRT prospectus. Investment management fees may increase or decrease based on the level of portfolio net assets. These fees are subject to maximum rates, as described in the attached HRT prospectus. Other HRT expenses are likely to fluctuate from year to year. Both investment management fees and other expenses are expressed in the table on the next page as an annual percentage of each portfolio's daily average net assets:

                                                           1996 FEES AND EXPENSES RESTATED AS IF SUBJECT TO 1997 ADVISORY AGREEMENT
                                                           -------------------------------------------------------------------------

                                                                RESTATED 1996            RESTATED 1996             RESTATED 1996
                  HRT PORTFOLIO                                MANAGEMENT FEE           OTHER EXPENSES            TOTAL EXPENSES*
                  ------------------------------------------------------------------------------------------------------------------
                  Alliance Money Market                              0.35%                     0.04%                    0.39%
                  Alliance Intermediate Govt.
                  Securities                                         0.50%                     0.09%                    0.59%
                  Alliance High Yield                                0.60%                     0.06%                    0.66%
                  Alliance Common Stock                              0.38%                     0.03%                    0.41%
                  Alliance Aggressive Stock                          0.55%                     0.03%                    0.58%
                  Alliance Balanced                                  0.42%                     0.05%                    0.47%

                  ---------------------------------
                  *Equitable credits the Separate Account Funds daily to offset investment management fees and other expenses of the HRT which exceed a 0.25% effective annual rate.

INVESTMENT PERFORMANCE. Footnote 7 to the Separate Account I financial statements included herein contains information about the net return for each Fund. The attached prospectus for The Hudson River Trust contains rates of return and other portfolio performance information of the HRT for various periods ended December 31, 1996. Remember, the changes in the Account/Cash Value of your policy depend not only on the performance of the portfolios, but also on the deductions and charges under your policy. To obtain the current index values of the Separate Account Funds for Champion policies, call (212) 314-3310.

The index values and the information contained in footnote 7 are computed using gross rates of return for the corresponding portfolios of the HRT, reduced by a daily asset charge for investment management services of 0.25% and by the mortality and expense risk charge.

DISTRIBUTION.   Certain  of  the   information   presented   under  the  caption
"DISTRIBUTION" in your prospectus is revised as follows:

EQ Financial Consultants, Inc. (EQF) is the principal underwriter of the HRT and also a distributor of our variable life insurance policies and variable annuity contracts. EQF's principal business address is 1755 Broadway, New York, NY 10019. EQF is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 (1934 Act) and is a member of the National Association of Securities Dealers, Inc. In 1995 and 1996, Equitable Variable paid EQF a fee of $325,380 annually for its services as distributor of its policies.

ILLUSTRATIONS OF POLICY BENEFITS. The tables in your prospectus have not been restated to reflect a new portfolio expense assumption. For a personalized illustration reflecting the fees and expenses under your policy, contact your Equitable agent.

MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

LONG-TERM MARKET TRENDS. Appendix B to this supplement presents historical return trends for various types of securities which may be useful for understanding how different investment strategies may affect long-term results.

FINANCIAL STATEMENTS. The financial statements of Separate Account I and Equitable included in this prospectus supplement have been audited for the years ended December 31, 1996, 1995 and 1994 by the accounting firm of Price Waterhouse LLP, independent accountants, as stated in their reports. The financial statements of Separate Account I and Equitable for the years ended December 31, 1996, 1995 and 1994 included in this prospectus supplement have been so included in reliance on the reports of Price Waterhouse LLP, given on the authority of such firm as experts in accounting and auditing.

The financial statements of Equitable contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the funds in the Separate Account. The financial statements of Separate Account I include periods prior to the merger when Separate Account I was part of Equitable Variable Life Insurance Company
("Equitable Variable"). As mentioned in a previously distributed supplement, Equitable Variable was merged with and into Equitable on January 1, 1997.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants........................................................................................    FSA-2
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1996..........................................................    FSA-3
        Statements of Operations for the Years Ended December 31, 1996, 1995 and 1994....................................    FSA-4
        Statements of Changes in Net Assets for the Years Ended December 31, 1996, 1995 and 1994.........................    FSA-7
        Notes to Financial Statements....................................................................................   FSA-10

+ Formerly known as Equitable  Variable Life Insurance  Company Separate Account I.


                                      FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account I of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Fund, Intermediate Government Securities Fund, High Yield Fund, Balanced Fund, Common Stock Fund and Aggressive Stock Fund, separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account I (formerly Equitable Variable Life Insurance Company Separate Account I)at December 31, 1996 and the results of each of their operations and changes in each of their net assets for the years indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares in The Hudson River Trust at December 31, 1996 with the transfer agent, provide a reasonable basis for the opinion expressed above. The rates of return information presented in note 7 for the year ended December 31, 1992, and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.






PRICE WATERHOUSE  LLP
New York, New York
February 10, 1997


                                      FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996


                                                                                                  INTERMEDIATE
                                                                                  MONEY            GOVERNMENT              HIGH
                                                                                  MARKET           SECURITIES             YIELD
                                                                                   FUND               FUND                 FUND
                                                                                ------------     ----------------       -----------
ASSETS
Investments in shares of The Hudson River Trust -- at market value
  (Notes 2 and 6)
     Cost: $66,401,674.....................................................     $67,476,741
             2,455,042.....................................................                        $2,446,690
             9,342,140.....................................................                                             $10,464,112
            34,079,909.....................................................
           317,825,084.....................................................
            20,811,659.....................................................
Receivable for The Hudson River Trust shares sold..........................              --                --                 4,677
Receivable for policy related transactions.................................              --                --                    --
                                                                                -----------        ----------           -----------

Total Assets...............................................................      67,476,741         2,446,690            10,468,789
                                                                                -----------        ----------           -----------

LIABILITIES
Payable for The Hudson River Trust shares purchased........................          42,198               762                    --
Payable for policy related transactions....................................         707,060            76,199               218,114
Amount retained by Equitable Life in Separate Account I (Note 4)...........         517,456            83,576               584,042
                                                                                -----------        ----------           -----------

Total Liabilities..........................................................       1,266,714           160,537               802,156
                                                                                -----------        ----------           -----------

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS....................................     $66,210,027        $2,286,153           $ 9,666,633
                                                                                ===========        ==========           ===========




                                                                                                     COMMON         AGGRESSIVE
                                                                                   BALANCED           STOCK           STOCK
                                                                                     FUND             FUND             FUND
                                                                                  ------------    --------------    ------------
ASSETS
Investments in shares of The Hudson River Trust -- at market value
  (Notes 2 and 6)
     Cost: $66,401,674.....................................................
             2,455,042.....................................................
             9,342,140.....................................................
            34,079,909.....................................................       $40,158,726
           317,825,084.....................................................                       $543,778,508
            20,811,659.....................................................                                         $30,076,602
Receivable for The Hudson River Trust shares sold..........................            10,307           73,012           28,965
Receivable for policy related transactions.................................                --               --               --
                                                                                   ----------     ------------      -----------

Total Assets...............................................................        40,169,033      543,851,520       30,105,567
                                                                                   ----------     ------------      -----------

LIABILITIES
Payable for The Hudson River Trust shares purchased........................                --               --               --
Payable for policy related transactions....................................           609,416        8,079,776          451,346
Amount retained by Equitable Life in Separate Account I (Note 4)...........           657,588        4,700,784          466,191
                                                                                   ----------     ------------      -----------

Total Liabilities..........................................................         1,267,004       12,780,560          917,537
                                                                                   ----------     ------------      -----------

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS....................................       $38,902,029     $531,070,960      $29,188,030
                                                                                  ===========     ============      ===========

See Notes to Financial  Statements.

+ Formerly known as Equitable  Variable Life Insurance  Company Separate Account I.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,



                                                                                                     MONEY MARKET FUND
                                                                                           --------------------------------------
                                                                                              1996          1995         1994
                                                                                           ------------  -----------  -----------
INCOME AND EXPENSES:
   Income (Note 2):
     Dividends from The Hudson River Trust................................................ $3,440,074    $3,738,980   $2,684,291

   Expenses (Note 3):
     Mortality and expense risk charges...................................................    337,817       347,935      355,911
                                                                                           ----------    ----------   ----------

NET INVESTMENT INCOME.....................................................................  3,102,257     3,391,045    2,328,380
                                                                                           ----------    ----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments....................................................     82,253        31,732       52,117
   Realized gain distribution from The Hudson River Trust.................................         --            --           --
                                                                                           ----------    ----------   ----------

NET REALIZED GAIN (LOSS)..................................................................     82,253        31,732       52,117

   Unrealized appreciation / (depreciation) on investments:
     Beginning of period..................................................................  1,068,018       920,431      844,597
     End of period........................................................................  1,075,067     1,068,018      920,431
                                                                                           ----------    ----------   ----------

   Change in unrealized appreciation / (depreciation) during the period...................      7,049       147,587       75,834
                                                                                           ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS....................................     89,302       179,319      127,951
                                                                                           ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $3,191,559    $3,570,364   $2,456,331
                                                                                           ==========    ==========   ==========



                                                                                                  INTERMEDIATE GOVERNMENT
                                                                                                      SECURITIES FUND
                                                                                             ----------------------------------
                                                                                               1996        1995        1994
                                                                                             ----------  ---------  -----------
INCOME AND EXPENSES:
   Income (Note 2):
     Dividends from The Hudson River Trust................................................   $136,334    $145,274   $ 199,648

   Expenses (Note 3):
     Mortality and expense risk charges...................................................     10,873      11,943      11,365
                                                                                             --------    --------   ---------

NET INVESTMENT INCOME.....................................................................    125,461     133,331     188,283
                                                                                             --------    --------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments....................................................    (46,354)    (94,891)   (303,584)
   Realized gain distribution from The Hudson River Trust.................................         --          --     157,383
                                                                                             --------    --------   ---------

NET REALIZED GAIN (LOSS)..................................................................    (46,354)    (94,891)   (146,201)

   Unrealized appreciation / (depreciation) on investments:
     Beginning of period..................................................................     (7,887)   (267,346)   (100,844)
     End of period........................................................................     (8,352)     (7,887)   (267,346)
                                                                                             --------    --------   ---------

   Change in unrealized appreciation / (depreciation) during the period...................       (465)    259,459    (166,502)
                                                                                             --------    --------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS....................................    (46,819)    164,568    (312,703)
                                                                                             --------    --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................   $ 78,642    $297,899   $(124,420)
                                                                                             ========    ========   =========

See Notes to Financial  Statements.

+ Formerly known as Equitable  Variable Life Insurance  Company Separate Account I.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                                                      HIGH YIELD FUND
                                                                                           --------------------------------------
                                                                                              1996        1995          1994
                                                                                           ----------- ------------ -------------
INCOME AND EXPENSES:
   Income (Note 2):
     Dividends from The Hudson River Trust..............................................   $  952,760  $  862,089   $   806,574

   Expenses (Note 3):
     Mortality and expense risk charges.................................................       44,945      39,170        41,676
                                                                                           ----------  ----------   -----------

NET INVESTMENT INCOME...................................................................      907,815     822,919       764,898
                                                                                           ----------  ----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments..................................................       15,812     (10,426)      (94,683)
   Realized gain distribution from The Hudson River Trust...............................      661,606          --            --
                                                                                           ----------  ----------   -----------

NET REALIZED GAIN (LOSS)................................................................      677,418     (10,426)      (94,683)

   Unrealized appreciation / (depreciation) on investments:
     Beginning of period................................................................      767,393      98,061     1,064,280
     End of period......................................................................    1,121,972     767,393        98,061
                                                                                           ----------  ----------   -----------

   Change in unrealized appreciation / (depreciation) during the period.................      354,579     669,332      (966,219)
                                                                                           ----------  ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..................................    1,031,997     658,906    (1,060,902)
                                                                                           ----------  ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........................   $1,939,812  $1,481,825   $  (296,004)
                                                                                           ==========  ==========   ===========




                                                                                                     BALANCED FUND
                                                                                         --------------------------------------
                                                                                            1996         1995         1994
                                                                                         ------------ ------------ ------------
INCOME AND EXPENSES:
   Income (Note 2):
     Dividends from The Hudson River Trust.............................................. $1,225,630   $1,126,871  $ 1,006,200

   Expenses (Note 3):
     Mortality and expense risk charges.................................................    189,178      167,041      164,873
                                                                                         ----------   ----------   ----------

NET INVESTMENT INCOME...................................................................  1,036,452      959,830      841,327
                                                                                         ----------   ----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments..................................................    (82,952)    (113,948)    (379,076)
   Realized gain distribution from The Hudson River Trust...............................  3,222,070    1,008,186           --
                                                                                         ----------   ----------   ----------

NET REALIZED GAIN (LOSS)................................................................  3,139,118      894,238     (379,076)

   Unrealized appreciation / (depreciation) on investments:
     Beginning of period................................................................  6,183,884    2,080,968    5,526,191
     End of period......................................................................  6,078,817    6,183,884    2,080,968
                                                                                         ----------   ----------   ----------

   Change in unrealized appreciation / (depreciation) during the period.................   (105,067)   4,102,916   (3,445,223)
                                                                                         ----------   ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..................................  3,034,051    4,997,154   (3,824,299)
                                                                                         ----------   ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................... $4,070,503   $5,956,984  $(2,982,972)
                                                                                         ==========   ==========  ===========


See Notes to Financial  Statements.

+ Formerly known as Equitable  Variable Life Insurance  Company Separate Account I.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                                                COMMON STOCK FUND
                                                                                  -----------------------------------------------
                                                                                      1996            1995             1994
                                                                                  --------------  --------------  ---------------
INCOME AND EXPENSES:
   Income (Note 2):
     Dividends from The Hudson River Trust.....................................   $  4,143,111    $  5,978,397     $  5,727,748

   Expenses (Note 3):
     Mortality and expense risk charges........................................      2,447,308       2,095,213        1,942,844
                                                                                  ------------    ------------     ------------

NET INVESTMENT INCOME..........................................................      1,695,803       3,883,184        3,784,904
                                                                                  ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments.........................................      1,202,024       1,269,512         (328,604)
   Realized gain distribution from The Hudson River Trust......................     54,893,874      25,928,481       20,219,440
                                                                                  ------------    ------------     ------------

NET REALIZED GAIN (LOSS).......................................................     56,095,898      27,197,993       19,890,836

   Unrealized appreciation / (depreciation) on investments:
     Beginning of period.......................................................    177,639,703      92,693,149      126,545,990
     End of period.............................................................    225,953,424     177,639,703       92,693,149
                                                                                  ------------    ------------     ------------

   Change in unrealized appreciation / (depreciation) during the period........     48,313,721      84,946,554      (33,852,841)
                                                                                  ------------    ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................    104,409,619     112,144,547      (13,962,005)
                                                                                  ------------    ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................   $106,105,422    $116,027,731     $(10,177,101)
                                                                                  ============    ============     ============




                                                                                           AGGRESSIVE STOCK FUND
                                                                                   ---------------------------------------
                                                                                      1996          1995         1994
                                                                                   ------------  -----------  ------------
INCOME AND EXPENSES:
   Income (Note 2):
     Dividends from The Hudson River Trust.....................................    $   65,784   $   57,627    $   22,268

   Expenses (Note 3):
     Mortality and expense risk charges........................................       135,068      102,259        89,577
                                                                                   ----------   -----------   ----------

NET INVESTMENT INCOME..........................................................       (69,284)     (44,632)      (67,309)
                                                                                   ----------   -----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
   Realized gain (loss) on investments.........................................      (104,890)      42,192      (226,938)
   Realized gain distribution from The Hudson River Trust......................     5,275,685    2,691,238            --
                                                                                   ----------   ----------    ----------

NET REALIZED GAIN (LOSS).......................................................     5,170,795    2,733,430      (226,938)

   Unrealized appreciation / (depreciation) on investments:
     Beginning of period.......................................................     9,098,725    6,102,433     6,618,938
     End of period.............................................................     9,264,943    9,098,725     6,102,433
                                                                                   ----------   ----------    ----------

   Change in unrealized appreciation / (depreciation) during the period.........      166,218    2,996,292      (516,505)
                                                                                   ----------   ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................     5,337,013    5,729,722      (743,443)
                                                                                   ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................    $5,267,729   $5,685,090    $ (810,752)
                                                                                   ==========   ==========    ==========


See Notes to Financial  Statements.

+ Formerly known as Equitable  Variable Life Insurance  Company Separate Account I.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,



                                                                                                  MONEY MARKET FUND
                                                                                       -----------------------------------------
                                                                                          1996           1995          1994
                                                                                       ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income.............................................................  $ 3,102,257    $ 3,391,045    $ 2,328,380
   Net realized gain (loss)..........................................................       82,253         31,732         52,117
   Change in unrealized appreciation / (depreciation) on investments.................        7,049        147,587         75,834
                                                                                       -----------    -----------    -----------

   Net increase (decrease) in net assets from operations.............................    3,191,559      3,570,364      2,456,331
                                                                                       -----------    -----------    -----------

FROM POLICY RELATED TRANSACTIONS:
   Net premiums (Note 3).............................................................    4,963,890      5,540,000      6,128,438
   Benefits and other policy related transactions (Note 3)...........................   (8,085,524)    (8,585,006)    (8,940,995)
   Net transfers among funds.........................................................   (2,603,630)      (340,867)    (1,904,223)
                                                                                       -----------    -----------    -----------

   Net increase (decrease) in net assets from policy related transactions............   (5,725,264)    (3,385,873)    (4,716,780)
                                                                                       -----------    -----------    -----------

NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT I (Note 4)....................................................     (160,954)       (33,731)       (22,105)
                                                                                       -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO POLICYOWNERS.......................   (2,694,659)       150,760     (2,282,554)

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, BEGINNING OF PERIOD.........................   68,904,686     68,753,926     71,036,480
                                                                                       -----------    -----------    -----------

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD...............................  $66,210,027    $68,904,686    $68,753,926
                                                                                       ===========    ===========    ===========




                                                                                              INTERMEDIATE GOVERNMENT
                                                                                                  SECURITIES FUND
                                                                                       --------------------------------------
                                                                                          1996         1995         1994
                                                                                       -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income.............................................................  $  125,461   $  133,331   $  188,283
   Net realized gain (loss)..........................................................     (46,354)     (94,891)    (146,201)
   Change in unrealized appreciation / (depreciation) on investments.................        (465)     259,459     (166,502)
                                                                                       ----------   ----------   ----------

   Net increase (decrease) in net assets from operations.............................      78,642      297,899     (124,420)
                                                                                       ----------   ----------   ----------

FROM POLICY RELATED TRANSACTIONS:
   Net premiums (Note 3).............................................................     115,593      120,110      130,572
   Benefits and other policy related transactions (Note 3)...........................    (238,156)    (292,199)    (402,355)
   Net transfers among funds.........................................................     177,990      (65,399)     606,857
                                                                                       ----------   ----------   ----------

   Net increase (decrease) in net assets from  policy related transactions...........      55,427     (237,488)     335,074
                                                                                       ----------   ----------   ----------

NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT I (Note 4)....................................................      (9,981)     (12,591)       4,561
                                                                                       ----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO POLICYOWNERS.......................     124,088       47,820      215,215

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, BEGINNING OF PERIOD.........................   2,162,065    2,114,245    1,899,030
                                                                                       ----------   ----------   ----------

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD...............................  $2,286,153   $2,162,065   $2,114,245
                                                                                       ==========   ==========   ==========


See Notes to Financial  Statements.

+ Formerly known as Equitable Variable Life Insurance Company Separate Account I.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31,


                                                                                                  HIGH YIELD FUND
                                                                                        ------------------------------------
                                                                                           1996        1995        1994
                                                                                        ----------- ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income.............................................................   $  907,815  $  822,919   $  764,898
   Net realized gain (loss)..........................................................      677,418     (10,426)     (94,683)
   Change in unrealized appreciation / (depreciation) on investments.................      354,579     669,332     (966,219)
                                                                                        ----------  ----------   ----------

   Net increase (decrease) in net assets from operations.............................    1,939,812   1,481,825     (296,004)
                                                                                        ----------  ----------   ----------

FROM POLICY RELATED TRANSACTIONS:
   Net premiums (Note 3).............................................................      846,420     821,557      852,874
   Benefits and other policy related transactions (Note 3)...........................   (1,604,859) (1,690,910)  (1,525,854)
   Net transfers among funds.........................................................      491,074     154,049      (38,627)
                                                                                        ----------  ----------   ----------

   Net increase (decrease) in net assets from policy related transactions............     (267,365)   (715,304)    (711,607)
                                                                                        ----------  ----------   ----------

NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT I (Note 4)....................................................     (239,649)    (96,346)      14,805
                                                                                        ----------  ----------   ----------

INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO POLICYOWNERS.......................    1,432,798     670,175     (992,806)

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, BEGINNING OF PERIOD.........................    8,233,835   7,563,660    8,556,466
                                                                                        ----------  ----------   ----------

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD...............................   $9,666,633  $8,233,835   $7,563,660
                                                                                        ==========  ==========   ==========




                                                                                                       BALANCED FUND
                                                                                          ----------------------------------------
                                                                                              1996         1995          1994
                                                                                          ------------- ------------ -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income.............................................................     $ 1,036,452   $   959,830    $   841,327
   Net realized gain (loss)..........................................................       3,139,118       894,238       (379,076)
   Change in unrealized appreciation / (depreciation) on investments.................        (105,067)    4,102,916     (3,445,223)
                                                                                          -----------   -----------    -----------

   Net increase (decrease) in net assets from operations.............................       4,070,503     5,956,984     (2,982,972)
                                                                                          -----------   -----------    -----------

FROM POLICY RELATED TRANSACTIONS:
   Net premiums (Note 3).............................................................       3,152,716     3,295,027      3,487,888
   Benefits and other policy related transactions (Note 3)...........................      (3,355,785)   (3,348,951)    (3,823,829)
   Net transfers among funds.........................................................        (512,979)     (376,087)        (3,406)
                                                                                          -----------   -----------    -----------

   Net increase (decrease) in net assets from policy related transactions............        (716,048)     (430,011)      (339,347)
                                                                                          -----------   -----------    -----------

NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT I (Note 4)....................................................        (294,944)      (89,517)        42,214
                                                                                          -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO POLICYOWNERS.......................       3,059,511     5,437,456     (3,280,105)

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, BEGINNING OF PERIOD.........................      35,842,518    30,405,062     33,685,167
                                                                                          -----------   -----------    -----------

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD...............................     $38,902,029   $35,842,518    $30,405,062
                                                                                          ===========   ===========    ============


See Notes to Financial  Statements.

+ Formerly known as Equitable  Variable Life Insurance  Company Separate Account I.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                                                COMMON STOCK FUND
                                                                                   --------------------------------------------
                                                                                       1996           1995           1994
                                                                                   -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income........................................................   $  1,695,803   $  3,883,184   $  3,784,904
   Net realized gain (loss).....................................................     56,095,898     27,197,993     19,890,836
   Change in unrealized appreciation / (depreciation) on investments............     48,313,721     84,946,554    (33,852,841)
                                                                                   ------------   ------------   ------------

   Net increase (decrease) in net assets from operations........................    106,105,422    116,027,731    (10,177,101)
                                                                                   ------------   ------------   ------------

FROM POLICY RELATED TRANSACTIONS:
   Net premiums (Note 3)........................................................     21,081,997     22,520,480     24,056,215
   Benefits and other policy related transactions (Note 3)......................    (53,186,448)   (43,155,008)   (44,688,333)
   Net transfers among funds....................................................        201,379        (27,413)       459,966
                                                                                   ------------   ------------   ------------

   Net increase (decrease) in net assets from  policy related transactions......    (31,903,072)   (20,661,941)   (20,172,152)
                                                                                   ------------   ------------   ------------

NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT I (Note 4)...............................................        775,149     (1,859,326)       149,257
                                                                                   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO POLICYOWNERS..................     74,977,499     93,506,464    (30,199,996)

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, BEGINNING OF PERIOD....................    456,093,461    362,586,997    392,786,993
                                                                                   ------------   ------------   ------------

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD..........................   $531,070,960   $456,093,461   $362,586,997
                                                                                   ============   ============   ============




                                                                                            AGGRESSIVE STOCK FUND
                                                                                   -----------------------------------------
                                                                                       1996          1995          1994
                                                                                   ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
   Net investment income........................................................   $   (69,284)  $   (44,632)  $   (67,309)
   Net realized gain (loss).....................................................     5,170,795     2,733,430      (226,938)
   Change in unrealized appreciation / (depreciation) on investments............       166,218     2,996,292      (516,505)
                                                                                   -----------   -----------   -----------

   Net increase (decrease) in net assets from operations........................     5,267,729     5,685,090      (810,752)
                                                                                   -----------   -----------   -----------

FROM POLICY RELATED TRANSACTIONS:
   Net premiums (Note 3)........................................................     1,523,680     1,509,349     1,480,535
   Benefits and other policy related transactions (Note 3)......................    (2,984,701)   (2,642,068)   (1,982,576)
   Net transfers among funds....................................................     2,246,166       655,717     1,279,484
                                                                                   -----------   -----------   -----------

   Net increase (decrease) in net assets from  policy related transactions......       785,145      (477,002)      777,443
                                                                                   -----------   -----------   -----------

NET (INCREASE) DECREASE IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT I (Note 4)...............................................       (83,646)     (150,764)       20,425
                                                                                   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO POLICYOWNERS..................     5,969,228     5,057,324       (12,884)

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, BEGINNING OF PERIOD....................    23,218,802    18,161,478    18,174,362
                                                                                   -----------   -----------   -----------

NET ASSETS ATTRIBUTABLE TO POLICYOWNERS, END OF PERIOD..........................   $29,188,030   $23,218,802   $18,161,478
                                                                                   ===========   ===========   ===========


See Notes to Financial Statements.

+ Formerly known as Equitable  Variable Life Insurance  Company Separate Account I.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

1.  General

    On September 19, 1996 the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable Life") approved an Agreement and Plan of Merger by and between Equitable Life and Equitable Variable Life Insurance Company (the "Merger Agreement"). The merger was completed on January 1, 1997. On that date, and in accordance with the provisions of the Merger Agreement, the separate existence of Equitable Variable Life Insurance Company ("Equitable Variable Life") ceased and Equitable Life survived the merger. From January 1, 1997, Equitable Life is liable in place of Equitable Variable Life for the liabilities and obligations of Equitable Variable Life, including liabilities under policies and contracts issued by Equitable Variable Life, and all of Equitable Variable Life's assets became assets of Equitable Life.

    Equitable Variable Life, a wholly-owned subsidiary of Equitable Life, established Separate Account I (the Account) under New York insurance law to support the operations of Equitable Variable Life's scheduled and single premium variable life insurance policies (Policies). The Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of six investment funds: the Money Market Fund, the Intermediate Government Securities Fund, the High Yield Fund, the Balanced Fund, the Common Stock Fund and the Aggressive Stock Fund. The assets in each Fund are invested in Class IA shares of a designated portfolio (Portfolio) of a mutual fund, The Hudson River Trust (the Trust). Each Portfolio has separate investment objectives.

    The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets equal to the reserves and other policy liabilities with respect to the Account will not be chargeable with liabilities arising out of any other business Equitable Life may conduct. The net assets may not be less than the amount required under New York insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Equitable Life's General Account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments made in shares of the Trust are valued at the net asset value per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolios.

    Investment transactions are recorded on the trade date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions.

    Dividends are recorded as income at the end of each quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of each year.

    The operations of the Account are included in the consolidated Federal income tax return of Equitable Life. Under the provisions of the Policies, Equitable Life has the right to charge the Account for Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Equitable Life pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Equitable Life retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.  Asset Charges

    Under the policies, Equitable Life assumes mortality and expense risks and, to cover these risks, deducts a charge from the assets of the Account at an annual rate of 0.50% of net assets attributable to policyowners.

    Equitable Life makes certain deductions from net premiums before amounts are allocated to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) administrative expenses, (4) state premium taxes, and (5) except as to single premium policies, a risk charge for the guaranteed minimum death benefit.

+ Formerly known as Equitable  Variable Life Insurance  Company Separate
  Account I.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1996

4.  Amounts Retained by Equitable Life in Separate Account I

    The amount retained by Equitable Life in the Account arises principally from
    (1) mortality and other gains and losses resulting from the Account's operations, (2) contributions from Equitable Life, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Policies. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks.

    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

    The following table shows the surplus withdrawals by Equitable Life by investment fund:

                                                                            YEARS ENDED DECEMBER 31,
                                                                            ------------------------

                              INVESTMENT FUND                      1996              1995             1994
                              ---------------                      ----              ----             ----

            Money Market...................................... $   200,000       $        --       $      --
            Intermediate Government Securities................      35,000                --              --
            High Yield........................................     240,000                --              --
            Balanced..........................................     190,000                --              --
            Common Stock......................................     225,000         1,975,000              --
            Aggressive Stock..................................     150,000           100,000              --
            Short-Term World Income...........................          --                --         119,356
                                                               -----------       -----------       ---------
                                                               $ 1,040,000       $ 2,075,000       $ 119,356
                                                               ===========       ===========       =========


    Equitable Life credits the values of the Policies participating in the Account to compensate policyowners for their share of the Trust expenses in excess of (1) fees for advisory services at an annual rate equivalent to 0.25% of the average daily value of the aggregate net assets of the Portfolios, and (2) the Trust income taxes, if any. For the Money Market Fund and the Common Stock Fund, fees for advisory services in excess of an annual rate equivalent to 0.25% of the average daily value of the aggregate net assets of the related Trust Portfolios are refunded to the Funds. Excess fees for advisory services for the Intermediate Government Securities Fund, the High Yield Fund, the Balanced Fund and the Aggressive Stock Fund are absorbed by Equitable Life's surplus account.


5.  Distribution and Servicing Agreement


    Equitable Life has entered into a Distribution and Servicing Agreement with EQ Financial Consultants, Inc., whereby registered representatives of EQ Financial Consultants, Inc., authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. The registered representatives are compensated on a commission basis by Equitable Life.


6.  Share Substitution


    On February 22, 1994, Equitable Variable Life, the Account and the Trust substituted shares of the Trust's Intermediate Government Securities Portfolio for shares of the Trust's Short-Term World Income Portfolio. The amount transferred to Intermediate Government Securities Portfolio was $390,705. The statements of operations and statements of changes in net assets for the Intermediate Government Securities Portfolio is combined with the Short-Term World Income Portfolio for periods prior to the merger on February 22, 1994. The Short-Term World Income Fund is not available for future investment.


7.  Investment Returns


    The tables on the following page show the gross and net investment returns with respect to the Funds for the periods shown. The net return for each Fund is based upon net assets for a policy which commences with the beginning date of such period and is not based on the average net assets in the Fund during such period. Gross return is equal to the total return earned by the underlying Trust investment.

+ Formerly known as Equitable  Variable Life Insurance  Company Separate
  Account I.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT I+

NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
DECEMBER 31, 1996

RATES OF RETURN:

                                                                  YEARS ENDED DECEMBER 31,
MONEY MARKET               ----------------------------------------------------------------------------------------------
FUND(C)                     1996     1995     1994      1993     1992     1991     1990      1989     1988     1987
-------                     ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............   5.33%    5.74%    4.02%     3.16%    3.75%    6.38%    8.44%     9.44%    7.56%    6.85%
Net return................   4.99%    5.41%    3.68%     2.62%    3.23%    5.85%    7.90%     8.85%    7.02%    6.32%


                                                                              APRIL 1(A) TO
INTERMEDIATE                           YEARS ENDED DECEMBER 31,                DECEMBER 31,
GOVERNMENT                 -------------------------------------------------- ---------------
SECURITIES FUND             1996      1995     1994      1993      1992            1991
---------------             ----      ----     ----      ----      ----            ----
Gross return..............   3.78%    13.33%   (4.37)%    10.87%    5.88%         12.51%
Net return................   3.57%    13.12%   (4.54)%    10.29%    5.35%         12.09%


                                                                  YEARS ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
HIGH YIELD FUND             1996      1995       1994      1993      1992      1991       1990      1989      1988      1987
---------------             ----      ----       ----      ----      ----      ----       ----      ----      ----      ----
Gross return..............   22.89%    19.92%    (2.79)%    23.60%    12.69%    24.91%    (0.75)%    5.52%     10.55%    5.30%
Net return................   22.68%    19.74%    (2.94)%    22.99%    12.13%    24.29%    (1.25)%    4.99%      9.73%    4.77%


                                                                  YEARS ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------------------------------
BALANCED FUND               1996      1995       1994      1993      1992      1991       1990      1989      1988      1987
-------------               ----      ----       ----      ----      ----      ----       ----      ----      ----      ----
Gross return..............   11.68%    19.75%    (8.02)%    12.44%   (2.68)%    41.52%     0.43 %    26.08%    13.84%   (0.65)%
Net return................   11.29%    19.33%    (8.35)%    11.91%   (3.17)%    40.81%    (0.07)%    25.45%    12.99%   (1.15)%

                                                                  YEARS ENDED DECEMBER 31,
COMMON STOCK               ----------------------------------------------------------------------------------------------
FUND                        1996     1995     1994      1993     1992     1991     1990      1989     1988     1987
----------                  ----     ----     ----      ----     ----     ----     ----      ----     ----     ----
Gross return..............  24.28%   32.45%   (2.14)%   24.99%    3.36%   38.10%   (7.95)%   25.82%   22.69%    7.71%
Net return................  23.81%   31.97%   (2.50)%   24.36%    2.84%   37.41%   (8.41)%   25.19%   22.08%    7.17%

                                                                  YEARS ENDED DECEMBER 31,
AGGRESSIVE                 -------------------------------------------------------------------------------------------------------
STOCK FUND                  1996      1995       1994      1993      1992      1991       1990      1989      1988      1987
----------                  ----      ----       ----      ----      ----      ----       ----      ----      ----      ----
Gross return..............   22.20%    31.63%    (3.81)%    17.05%   (2.91)%    87.41%     8.49%     43.93%    1.78%     7.69%
Net return................   21.87%    31.29%    (4.07)%    16.45%   (3.40)%    86.47%     7.95%     43.21%    1.02%     7.15%



(a) Date as of which net premiums under the Policies were first allocated to the Fund. The gross return and the net return for the periods indicated are not annual rates of return.




+ Formerly known as Equitable  Variable Life Insurance  Company Separate
  Account I.

                                     FSA-12

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996, for loan impairments in 1995 and for postemployment benefits in 1994.


Price Waterhouse LLP
New York, New York
February 10, 1997
                                      F-1

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1996 AND 1995

                                                                        1996                 1995
                                                                  -----------------    -----------------
                                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.................   $    18,077.0        $    15,899.9
  Mortgage loans on real estate.................................         3,133.0              3,638.3
  Equity real estate............................................         3,297.5              3,916.2
  Policy loans..................................................         2,196.1              1,976.4
  Investment in and loans to affiliates.........................           685.0                636.6
  Other equity investments......................................           597.3                621.1
  Other invested assets.........................................           288.7                706.1
                                                                  -----------------    -----------------
      Total investments.........................................        28,274.6             27,394.6
Cash and cash equivalents.......................................           538.8                774.7
Deferred policy acquisition costs...............................         3,104.9              3,075.8
Amounts due from discontinued GIC Segment.......................           996.2              2,097.1
Other assets....................................................         2,552.2              2,718.1
Closed Block assets.............................................         8,495.0              8,582.1
Separate Accounts assets........................................        29,646.1             24,566.6
                                                                  -----------------    -----------------
TOTAL ASSETS....................................................   $    73,607.8        $    69,209.0
                                                                  =================    =================

LIABILITIES
Policyholders' account balances.................................   $    21,865.6        $    21,911.2
Future policy benefits and other policyholders' liabilities.....         4,416.6              4,007.3
Short-term and long-term debt...................................         1,766.9              1,899.3
Other liabilities...............................................         2,785.1              3,380.7
Closed Block liabilities........................................         9,091.3              9,221.4
Separate Accounts liabilities...................................        29,598.3             24,531.0
                                                                  -----------------    -----------------
      Total liabilities.........................................        69,523.8             64,950.9
                                                                  -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares
  authorized, issued and outstanding............................             2.5                  2.5
Capital in excess of par value..................................         3,105.8              3,105.8
Retained earnings...............................................           798.7                788.4
Net unrealized investment gains.................................           189.9                396.5
Minimum pension liability.......................................           (12.9)               (35.1)
                                                                  -----------------    -----------------
      Total shareholder's equity................................         4,084.0              4,258.1
                                                                  -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY......................   $    73,607.8        $    69,209.0
                                                                  =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                1996               1995               1994
                                                          -----------------  -----------------  -----------------
                                                                              (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................   $      874.0       $       788.2      $       715.0
Premiums................................................          597.6               606.8              625.6
Net investment income...................................        2,175.9             2,088.2            1,998.6
Investment (losses) gains, net..........................           (9.8)                5.3               91.8
Commissions, fees and other income......................        1,081.8               897.1              847.4
Contribution from the Closed Block......................          125.0               143.2              137.0
                                                          -----------------  -----------------  -----------------

      Total revenues....................................        4,844.5             4,528.8            4,415.4
                                                          -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances....        1,270.2             1,248.3            1,201.3
Policyholders' benefits.................................        1,317.7             1,008.6              914.9
Other operating costs and expenses......................        2,048.0             1,775.8            1,857.7
                                                          -----------------  -----------------  -----------------

      Total benefits and other deductions...............        4,635.9             4,032.7            3,973.9
                                                          -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change...........................          208.6               496.1              441.5
Federal income taxes....................................            9.7               120.5              100.2
Minority interest in net income of consolidated
  subsidiaries..........................................           81.7                62.8               50.4
                                                          -----------------  -----------------  -----------------
Earnings from continuing operations before
  cumulative effect of accounting change................          117.2               312.8              290.9
Discontinued operations, net of Federal income taxes....          (83.8)                -                  -
Cumulative effect of accounting change, net of Federal
  income taxes..........................................          (23.1)                -                (27.1)
                                                          -----------------  -----------------  -----------------

Net Earnings............................................   $       10.3       $       312.8      $       263.8
                                                          =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year as
  previously reported.........................................        2,913.6             2,913.6            2,613.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................          192.2               192.2              192.2
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, beginning of year as restated.        3,105.8             3,105.8            2,805.8
Additional capital in excess of par value.....................            -                   -                300.0
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year as previously reported...          781.6               484.0              217.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................            6.8                (8.4)              (5.8)
                                                                -----------------  -----------------  -----------------
Retained earnings, beginning of year as restated..............          788.4               475.6              211.8
Net earnings..................................................           10.3               312.8              263.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................          798.7               788.4              475.6
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year
  as previously reported......................................          338.2              (203.0)             131.9
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................           58.3               (17.5)              12.7
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), beginning of
  year as restated............................................          396.5              (220.5)             144.6
Change in unrealized investment (losses) gains................         (206.6)              617.0             (365.1)
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), end of year.........          189.9               396.5             (220.5)
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (35.1)               (2.7)             (15.0)
Change in minimum pension liability...........................           22.2               (32.4)              12.3
                                                                -----------------  -----------------  -----------------
Minimum pension liability, end of year........................          (12.9)              (35.1)              (2.7)
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    4,084.0       $     4,258.1      $     3,360.7
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $       10.3       $       312.8      $       263.8
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,270.2             1,248.3            1,201.3
  Universal life and investment-type policy fee income........         (874.0)             (788.2)            (715.0)
  Investment losses (gains)...................................            9.8                (5.3)             (91.8)
  Change in Federal income taxes payable......................         (197.1)              221.6               38.3
  Other, net..................................................          364.4               127.3              (19.4)
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          583.6             1,116.5              677.2
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,275.1             1,897.4            2,323.8
  Sales.......................................................        8,964.3             8,867.1            5,816.6
  Return of capital from joint ventures and limited
    partnerships..............................................           78.4                65.2               39.0
  Purchases...................................................      (12,559.6)          (11,675.5)          (7,564.7)
  Decrease (increase) in loans to discontinued GIC Segment....        1,017.0             1,226.9              (40.0)
  Other, net..................................................           56.7              (624.7)            (478.1)
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by investing activities..............         (168.1)             (243.6)              96.6
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,925.4             2,586.5            2,082.5
    Withdrawals...............................................       (2,385.2)           (2,657.1)          (2,864.4)
  Net decrease in short-term financings.......................            (.3)              (16.4)            (173.0)
  Additions to long-term debt.................................            -                 599.7               51.8
  Repayments of long-term debt................................         (124.8)              (40.7)            (199.8)
  Proceeds from issuance of Alliance units....................            -                   -                100.0
  Payment of obligation to fund accumulated deficit of
    discontinued GIC Segment..................................            -              (1,215.4)               -
  Capital contribution from the Holding Company...............            -                   -                300.0
  Other, net..................................................          (66.5)              (48.4)              26.5
                                                                -----------------  -----------------  -----------------

Net cash (used) by financing activities.......................         (651.4)             (791.8)            (676.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (235.9)               81.1               97.4
Cash and cash equivalents, beginning of year..................          774.7               693.6              596.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      538.8       $       774.7      $       693.6
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      109.9       $        89.6      $        34.9
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (10.0)      $       (82.7)     $        49.2
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") converted to a stock life insurance company on July 22, 1992 and became a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which will continue to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), Equitable Real Estate Investment Management, Inc. ("EREIM") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 60.8% at December 31, 1996 (63.6% assuming conversion of Series E Convertible Preferred Stock held by AXA and 54.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP").

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiaries (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and EREIM, a real estate investment management subsidiary; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued Guaranteed Interest Contract ("GIC") Segment (see Note 7).

        The years "1996," "1995" and "1994" refer to the years ended December 31, 1996, 1995 and 1994, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1996 presentation.

        Closed Block
        ------------

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. The plan of demutualization prohibits the reallocation, transfer, borrowing or lending of assets between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or to any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, the Company's management adopted a plan to discontinue the business operations of the GIC Segment, consisting of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and Guaranteed Interest Contract ("GIC") lines of business. The Company established a pre-tax provision for the estimated future losses of the GIC line of business and a premium deficiency reserve for the Wind-Up Annuities. Subsequent losses incurred have been charged to the two loss provisions. Management reviews the adequacy of the allowance and reserve each quarter. During the fourth quarter 1996 review, management determined it was necessary to increase the allowance for expected future losses of the GIC Segment. Management believes the loss provisions for GIC contracts and Wind-Up Annuities at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized (See Note 7).

        Accounting Changes
        ------------------

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by Statement of
        Financial Accounting Standards ("SFAS") No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". The effect of this change, including the impact on the Closed Block, was to increase earnings from continuing operations before cumulative effect of accounting change by $19.2 million, net of Federal income taxes of $10.3 million for 1996. The financial statements for 1995 and 1994 have been retroactively restated for the change which resulted in an increase (decrease) in earnings before cumulative effect of accounting change of $15.2 million, net of Federal income taxes of $8.2 million, and $(2.6) million, net of Federal income tax benefit of $1.0 million, respectively. Shareholder's equity increased $199.1 million as of January 1, 1994 for the effect of retroactive application of the new method. (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," as of January 1, 1996. The statement requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held and used. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate to be disposed of. Valuation allowances on real estate to be disposed of continue to be computed using the lower of estimated fair value or depreciated cost, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities being vacated beginning in 1996.

        In the  first  quarter  of 1995,  the  Company  adopted  SFAS  No.  114,
        "Accounting by Creditors for Impairment of a Loan". This statement applies to all loans, including loans restructured in a troubled debt restructuring involving a modification of terms. This statement addresses the accounting for impairment of a loan by specifying how allowances for credit losses should be determined. Impaired loans within the scope of this statement are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The Company provides for impairment of loans through an allowance for possible losses. The adoption of this statement did not have a material effect on the level of these allowances or on the Company's consolidated statements of earnings and shareholder's equity.

        Beginning coincident with issuance of SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," implementation guidance in November 1995, the Financial Accounting Standards Board ("FASB") permitted companies a one-time opportunity, through December 31, 1995, to reassess the appropriateness of the classification of all securities held at that time. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, consolidated shareholder's equity increased by $149.4 million, net of deferred policy acquisition costs ("DAC"), amounts attributable to participating group annuity contracts and deferred Federal income taxes.

        In the fourth quarter of 1994 (effective as of January 1, 1994), the Company adopted SFAS No. 112, "Employers' Accounting for Postemployment Benefits," which required employers to recognize the obligation to provide postemployment benefits. Implementation of this statement resulted in a charge for the cumulative effect of accounting change of $27.1 million, net of a Federal income tax benefit of $14.6 million.

        New Accounting Pronouncements
        -----------------------------

        The FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation," which permits entities to recognize as expense over the vesting period the fair value of all stock-based awards on the date of grant or, alternatively, to continue to apply the provisions of Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Companies which elect to continue to apply APB Opinion No. 25 must provide pro forma net income disclosures for employee stock option grants made in 1995 and future years as if the fair-value-based method defined in SFAS No. 123 had been applied. The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of APB Opinion No. 25 (see Note 21).

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Management has not yet determined the effect of implementing SFAS No. 125.

        Valuation of Investments
        ------------------------

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Effective with the adoption of SFAS No. 114 on January 1, 1995, the valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value. Prior to the adoption of SFAS No. 114, the valuation allowances were based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans management believed may not be collectible in full. In establishing valuation allowances, management previously considered, among other things the estimated fair value of the underlying collateral.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses) net. Valuation allowances on real estate available for sale are computed using the lower of current estimated fair value or depreciated cost, net of disposition costs. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Investment Results and Unrealized Investment Gains (Losses)
        -----------------------------------------------------------

        Net investment income and realized investment gains and losses (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains and losses are determined by specific identification and are presented as a component of revenue. Valuation allowances are netted against the asset categories to which they apply and changes in the valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to the discontinued GIC Segment, participating group annuity contracts, and DAC related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1996, the expected investment yield ranged from 7.30% grading to 7.68% over 13 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. Deviations of actual results from estimated experience are reflected in earnings in the period such deviations occur. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue. In the fourth quarter of 1996, the DAC related to DI contracts issued prior to July 1993 was written off.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study on participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, including expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual disability income and major medical policies were $711.8 million and $639.6 million at December 31, 1996 and 1995, respectively (excluding $175.0 million of reserve strengthening in 1996). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding $175.0 million of reserve strengthening in 1996) are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $       189.0       $      176.0       $      188.6
        Incurred benefits related to prior years...........           69.1               67.8               28.7
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       258.1       $      243.8       $      217.3
                                                            =================   ================   =================
        Benefits paid related to current year..............  $        32.6       $       37.0       $       43.7
        Benefits paid related to prior years...............          153.3              137.8              132.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       185.9       $      174.8       $      176.0
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  Board  of  Directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        Equitable Life is subject to limitations on the amount of statutory profits which can be retained with respect to certain classes of individual participating policies that were in force on July 22, 1992 which are not included in the Closed Block and with respect to participating policies issued subsequent to July 22, 1992. Excess statutory profits, if any, will be distributed over time to such policyholders and will not be available to Equitable Life's shareholder. Earnings in excess of limitations, if any, would be accrued as policyholders' dividends.

        At December 31, 1996, participating policies, including those in the Closed Block, represent approximately 24.2% ($52.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes
        --------------------

        The Company files a consolidated Federal income tax return with the Holding Company and its non-life insurance subsidiaries. Current Federal income taxes were charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities were recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts
        -----------------

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds the Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1996, 1995 and 1994, investment results of such Separate Accounts were $2,970.6 million, $1,963.2 million and $665.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                      COST              GAINS              LOSSES           FAIR VALUE
                                                -----------------  -----------------   ----------------   ---------------
                                                                             (IN MILLIONS)
        DECEMBER 31, 1996
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $   13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3            2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3            1,559.3
            States and political subdivisions..           77.0                4.5                -                 81.5
            Foreign governments................          302.6               18.0                2.2              318.4
            Redeemable preferred stock.........          139.1                3.3                7.1              135.3
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $   18,077.0
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        98.7      $        49.3       $       17.7       $      130.3
                                                =================  =================   ================   ===============

        December 31, 1995
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    10,910.7      $       617.6       $      118.1       $   11,410.2
            Mortgage-backed....................        1,838.0               31.2                1.2            1,868.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        2,257.0               77.8                4.1            2,330.7
            States and political subdivisions..           45.7                5.2                -                 50.9
            Foreign governments................          124.5               11.0                 .2              135.3
            Redeemable preferred stock.........          108.1                5.3                8.6              104.8
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    15,284.0      $       748.1       $      132.2       $   15,899.9
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        97.3      $        49.1       $       18.0       $      128.4
                                                =================  =================   ================   ===============

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based upon the assumption such securities will be held to maturity. Estimated fair value for equity securities, substantially all of which do not have a readily ascertainable market value, has been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1996 and 1995, securities without a readily ascertainable market value having an amortized cost of $3,915.7 million and $3,748.9 million, respectively, had estimated fair values of $4,024.6 million and $3,981.8 million, respectively.

        The contractual maturity of bonds at December 31, 1996 is shown below:

                                                   AVAILABLE FOR SALE
                                           ------------------------------------
                                              AMORTIZED          ESTIMATED
                                                COST             FAIR VALUE
                                           ----------------   -----------------
                                                      (IN MILLIONS)

        Due in one year or less...........  $      539.6       $      542.5
        Due in years two through five.....       2,776.2            2,804.0
        Due in years six through ten......       6,044.7            6,158.1
        Due after ten years...............       6,203.7            6,430.3
        Mortgage-backed securities........       2,015.9            2,006.8
                                           ----------------   -----------------
        Total.............................  $   17,580.1       $   17,941.7
                                           ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1996, approximately 14.20% of the $17,563.7 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        The Company has restructured or modified the terms of certain fixed maturity investments. The fixed maturity portfolio includes amortized costs of $5.5 million and $15.9 million at December 31, 1996 and 1995, respectively, of such restructured securities. These amounts include fixed maturities which are in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem fixed maturities") of $2.2 million and $1.6 million as of December 31, 1996 and 1995, respectively. Gross interest income that would have been recorded in accordance with the original terms of restructured fixed maturities amounted to $1.4 million, $3.0 million and $7.5 million in 1996, 1995 and 1994, respectively. Gross interest income on these fixed maturities included in net investment income aggregated $1.3 million, $2.9 million and $6.8 million in 1996, 1995 and 1994, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balances, beginning of year........................  $       325.3       $      284.9       $      355.6
        SFAS No. 121 release...............................         (152.4)               -                  -
        Additions charged to income........................          125.0              136.0               51.0
        Deductions for writedowns and
          asset dispositions...............................         (160.8)             (95.6)            (121.7)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================
        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        50.4       $       65.5       $       64.2
          Equity real estate...............................           86.7              259.8              220.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================

        At December 31, 1996, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $25.0 million of fixed maturities and $2.6 million of mortgage loans on real estate.

        At December 31, 1996 and 1995, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $12.4 million (0.4% of total mortgage loans on real estate) and $87.7 million (2.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $388.3 million and $531.5 million at December 31, 1996 and 1995, respectively. These amounts include $1.0 million and $3.8 million of problem mortgage loans on real estate at December 31, 1996 and 1995, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $35.5 million, $52.1 million and $44.9 million in 1996, 1995 and 1994, respectively. Gross interest income on these loans included in net investment income aggregated $28.2 million, $37.4 million and $32.8 million in 1996, 1995 and 1994, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   1996                 1995
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        340.0       $        310.1
        Impaired mortgage loans with no provision for losses...............           122.3                160.8
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           462.3                470.9
        Provision for losses...............................................            46.4                 62.7
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        415.9       $        408.2
                                                                            ===================  ===================

        Impaired mortgage loans with no provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $38.8 million and $27.9 million for 1996 and 1995, respectively, including $17.9 million and $13.4 million recognized on a cash basis.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1996 and 1995, the carrying value of equity real estate available for sale amounted to $345.6 million and $255.5 million, respectively. For 1996, 1995 and 1994, respectively, real estate of $58.7 million, $35.3 million and $189.8 million was acquired in satisfaction of debt. At December 31, 1996 and 1995, the Company owned $771.7 million and $862.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $587.5 million and $662.4 million at December 31, 1996 and 1995, respectively. Depreciation expense on real estate totaled $91.8 million, $121.7 million and $117.0 million for 1996, 1995 and 1994, respectively. As a result of the implementation of SFAS No. 121, during 1996 no depreciation expense has been recorded on real estate available for sale.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information of real estate joint ventures (34 and 38 individual ventures as of December 31, 1996 and 1995, respectively) and of limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        FINANCIAL POSITION
        Investments in real estate, at depreciated cost........................  $    1,883.7       $    2,684.1
        Investments in securities, generally at estimated fair value...........       2,430.6            2,459.8
        Cash and cash equivalents..............................................          98.0              489.1
        Other assets...........................................................         427.0              270.8
                                                                                ----------------   -----------------
        Total assets...........................................................       4,839.3            5,903.8
                                                                                ----------------   -----------------
        Borrowed funds - third party...........................................       1,574.3            1,782.3
        Borrowed funds - the Company...........................................         137.9              220.5
        Other liabilities......................................................         415.8              593.9
                                                                                ----------------   -----------------
        Total liabilities......................................................       2,128.0            2,596.7
                                                                                ----------------   -----------------

        Partners' Capital......................................................  $    2,711.3       $    3,307.1
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      806.8       $      902.2
        Equity in limited partnership interests not included above.............         201.8              212.8
        Other..................................................................           9.8                8.9
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $    1,018.4       $    1,123.9
                                                                                ================   =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       348.9       $      463.5       $      537.7
        Revenues of other limited partnership interests....          386.1              242.3              103.4
        Interest expense - third party.....................         (111.0)            (135.3)            (114.9)
        Interest expense - the Company.....................          (30.0)             (41.0)             (36.9)
        Other expenses.....................................         (282.5)            (397.7)            (430.9)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       311.5       $      131.8       $       58.4
                                                            =================   ================   =================
        Equity in net earnings included above..............  $        73.9       $       49.1       $       18.9
        Equity in net earnings of limited partnerships
          interests not included above.....................           35.8               44.8               25.3
        Other..............................................             .9                1.0                1.8
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       110.6       $       94.9       $       46.0
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                   1996               1995                1994
                                             -----------------   ----------------   -----------------
                                                                  (IN MILLIONS)

        Fixed maturities....................  $     1,307.4       $    1,151.1       $    1,036.5
        Mortgage loans on real estate.......          303.0              329.0              385.7
        Equity real estate..................          442.4              560.4              561.8
        Other equity investments............           94.3               76.9               36.1
        Policy loans........................          160.3              144.4              122.7
        Other investment income.............          217.4              273.0              322.4
                                             -----------------   ----------------   -----------------

          Gross investment income...........        2,524.8            2,534.8            2,465.2
                                             -----------------   ----------------   -----------------

          Investment expenses...............          348.9              446.6              466.6
                                             -----------------   ----------------   -----------------

        Net Investment Income...............  $     2,175.9       $    2,088.2       $    1,998.6
                                             =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $        60.5       $      119.9       $      (14.3)
        Mortgage loans on real estate......................          (27.3)             (40.2)             (43.1)
        Equity real estate.................................          (79.7)             (86.6)              20.6
        Other equity investments...........................           18.9               12.8               75.9
        Issuance and sales of Alliance Units...............           20.6                -                 52.4
        Other..............................................           (2.8)               (.6)                .3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (9.8)      $        5.3       $       91.8
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $29.9 million, $46.7 million and $30.8 million for 1996, 1995 and 1994, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $23.7 million for the year ended December 31, 1996.

        For 1996, 1995 and 1994, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $8,353.5 million, $8,206.0 million and $5,253.9 million. Gross gains of $154.2 million, $211.4 million and $65.2 million and gross losses of $92.7 million, $64.2 million and $50.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1996, 1995 and 1994 amounted to $(258.0) million, $1,077.2 million and $(742.2)
        million, respectively.

        During each of 1995 and 1994, one security classified as held to maturity was sold. During the eleven months ended November 30, 1995 and the year ended December 31, 1994, respectively, twelve and six securities so classified were transferred to the available for sale portfolio. All actions were taken as a result of a significant deterioration in creditworthiness. The aggregate amortized costs of the securities sold were $1.0 million and $19.9 million with a related investment gain of $-0- million and $.8 million recognized in 1995 and 1994, respectively; the aggregate amortized cost of the securities transferred was $116.0 million and $42.8 million with gross unrealized investment losses of $3.2 million and $3.1 million charged to consolidated shareholder's equity for the eleven months ended November 30, 1995 and the year ended December 31,

        1994, respectively. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, unrealized gains on fixed maturities increased $395.6 million, offset by DAC of $126.5 million, amounts attributable to participating group annuity contracts of $39.2 million and deferred Federal income taxes of $80.5 million.

        For 1996, 1995 and 1994, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.7 million, $131.2 million and $175.8 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration which will be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively, which are being amortized over the estimated useful lives of 20 years. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. At December 31, 1996, the Company's ownership of Alliance Units was approximately 57.3%.

        In 1994, Alliance sold 4.96 million newly issued Alliance Units to third parties at prevailing market prices. The Company continues to hold its 1% general partnership interest in Alliance. The Company recognized an investment gain of $52.4 million as a result of these transactions.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year as restated.............  $       396.5       $     (220.5)      $      144.6
        Changes in unrealized investment (losses) gains....         (297.6)           1,198.9             (856.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........            -                (78.1)              40.8
            DAC............................................           42.3             (216.8)             273.6
            Deferred Federal income taxes..................           48.7             (287.0)             177.2
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       357.8       $      615.9       $     (461.3)
            Other equity investments.......................           31.6               31.1                7.7
            Other, principally Closed Block................           53.1               93.1               (5.1)
                                                            -----------------   ----------------   -----------------
              Total........................................          442.5              740.1             (458.7)
          Amounts of unrealized investment (gains)
            losses attributable to:
              Participating group annuity contracts........          (72.2)             (72.2)               5.9
              DAC..........................................          (52.0)             (94.3)             122.4
              Deferred Federal income taxes................         (128.4)            (177.1)             109.9
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================

 6)     CLOSED BLOCK

        Summarized financial information of the Closed Block follows:

                                                                                     DECEMBER 31,
                                                                         --------------------------------------
                                                                               1996                 1995
                                                                         -----------------    -----------------
                                                                                     (IN MILLIONS)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $3,820.7 and $3,662.8)......................................  $    3,889.5         $    3,896.2
        Mortgage loans on real estate...................................       1,380.7              1,368.8
        Policy loans....................................................       1,765.9              1,797.2
        Cash and other invested assets..................................         336.1                440.9
        DAC.............................................................         876.5                792.6
        Other assets....................................................         246.3                286.4
                                                                         -----------------    -----------------
        Total Assets....................................................  $    8,495.0         $    8,582.1
                                                                         =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances......  $    8,999.7         $    8,923.5
        Other liabilities...............................................          91.6                297.9
                                                                         -----------------    -----------------
        Total Liabilities...............................................  $    9,091.3         $    9,221.4
                                                                         =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Premiums and other revenue.........................  $       724.8       $      753.4       $      798.1
        Investment income (net of investment
          expenses of $27.3, $26.7 and $19.0)..............          546.6              538.9              523.0
        Investment losses, net.............................           (5.5)             (20.2)             (24.0)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,265.9            1,272.1            1,297.1
                                                            -----------------   ----------------   -----------------
        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,106.3            1,077.6            1,121.6
        Other operating costs and expenses.................           34.6               51.3               38.5
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,140.9            1,128.9            1,160.1
                                                            -----------------   ----------------   -----------------
        Contribution from the Closed Block.................  $       125.0       $      143.2       $      137.0
                                                            =================   ================   =================

        In the fourth quarter of 1996, the Company adopted SFAS No. 120, which prescribes the accounting for individual participating life insurance contracts, most of which are included in the Closed Block. The implementation of SFAS No. 120 resulted in an increase (decrease) in the contribution from the Closed Block of $27.5 million, $18.8 million and $(14.0) million in 1996, 1995 and 1994, respectively.

        The fixed maturity portfolio, based on amortized cost, includes $.4 million and $4.3 million at December 31, 1996 and 1995, respectively, of restructured securities which includes problem fixed maturities of $.3 million and $1.9 million, respectively.

        During the eleven months ended November 30, 1995, one security classified as held to maturity was sold and ten securities classified as held to maturity were transferred to the available for sale portfolio. All actions resulted from significant deterioration in creditworthiness. The amortized cost of the security sold was $4.2 million. The aggregate amortized cost of the securities transferred was $81.3 million with gross unrealized investment losses of $.1 million transferred to equity. At December 1, 1995, $1,750.7 million of securities classified as held to maturity were transferred to the available for sale portfolio. As a result, unrealized gains of $88.5 million on fixed maturities were recognized, offset by DAC amortization of $52.6 million.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had an amortized cost of $4.3 million and $36.5 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $114.2 million and $137.7 million, respectively. At December 31, 1996 and 1995, the restructured mortgage loans on real estate amount included $.7 million and $8.8 million, respectively, of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)

        Impaired mortgage loans with provision for losses.........  $       128.1      $       106.8
        Impaired mortgage loans with no provision for losses......             .6               10.1
                                                                   ----------------   -----------------
        Recorded investment in impaired mortgages.................          128.7              116.9
        Provision for losses......................................           12.9               17.9
                                                                   ----------------   -----------------
        Net Impaired Mortgage Loans...............................  $       115.8      $        99.0
                                                                   ================   =================

        During 1996 and 1995, respectively, the Closed Block's average recorded investment in impaired mortgage loans was $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.9 million and $5.9 million for 1996 and 1995, respectively, including $4.7 million and $1.3 million recognized on a cash basis.

        Valuation allowances amounted to $13.8 million and $18.4 million on mortgage loans on real estate and $3.7 million and $4.3 million on equity real estate at December 31, 1996 and 1995, respectively. Writedowns of fixed maturities amounted to $12.8 million, $16.8 million and $15.9 million for 1996, 1995 and 1994, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held and used.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 7)     DISCONTINUED OPERATIONS

        Summarized financial information of the GIC Segment follows:

                                                             DECEMBER 31,
                                                 --------------------------------------
                                                       1996                 1995
                                                 -----------------    -----------------
                                                             (IN MILLIONS)
        Assets
        Mortgage loans on real estate...........  $    1,111.1         $    1,485.8
        Equity real estate......................         925.6              1,122.1
        Other invested assets...................         474.0                665.2
        Other assets............................         226.1                579.3
                                                 -----------------    -----------------
        Total Assets............................  $    2,736.8         $    3,852.4
                                                 =================    =================

        Liabilities
        Policyholders' liabilities..............  $    1,335.9         $    1,399.8
        Allowance for future losses.............         262.0                164.2
        Amounts due to continuing operations....         996.2              2,097.1
        Other liabilities.......................         142.7                191.3
                                                 -----------------    -----------------
        Total Liabilities.......................  $    2,736.8         $    3,852.4
                                                 =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Investment income (net of investment expenses
          of $127.5, $153.1 and $183.3)....................  $       245.4       $      323.6       $      394.3
        Investment (losses) gains, net.....................          (18.9)             (22.9)              26.8
        Policy fees, premiums and other income.............             .2                 .7                 .4
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          226.7              301.4              421.5
        Benefits and other deductions......................          250.4              326.5              443.2
        Losses charged to allowance for future losses......          (23.7)             (25.1)             (21.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (129.0)               -                  -
        Federal income tax benefit.........................           45.2                -                  -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (83.8)      $        -         $        -
                                                            =================   ================   =================

        In  1991,   management  adopted  a  plan  to  discontinue  the  business operations of the GIC Segment consisting of group non-participating Wind-Up Annuities and the GIC lines of business. The loss allowance and premium deficiency reserve of $569.6 million provided for in 1991 were based on management's best judgment at that time.

        The Company's quarterly process for evaluating the loss provisions applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the provisions, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the loss provisions by $129.0 million, resulting in a post-tax charge of $83.8 million to discontinued operations' results in the fourth quarter of 1996.

        Management believes the loss provisions for Wind-Up Annuities and GIC contracts at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the loss provisions, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss provisions are likely to result.

        In January 1995, continuing operations transferred $1,215.4 million in cash to the GIC Segment in settlement of its obligation to provide assets to fund the accumulated deficit of the GIC Segment. Subsequently, the GIC Segment remitted $1,155.4 million in cash to continuing operations in partial repayment of borrowings by the GIC Segment. No gains or losses were recognized on these transactions. Amounts due to continuing operations at December 31, 1996, consisted of $1,080.0 million borrowed by the discontinued GIC Segment offset by $83.8 million representing an obligation of continuing operations to provide assets to fund the accumulated deficit of the GIC Segment.

        Investment income included $88.2 million of interest income for 1994 on amounts due from continuing operations. Benefits and other deductions include $114.3 million, $154.6 million and $219.7 million of interest expense related to amounts borrowed from continuing operations in 1996, 1995 and 1994, respectively.

        Valuation allowances amounted to $9.0 million and $19.2 million on mortgage loans on real estate and $20.4 million and $77.9 million on equity real estate at December 31, 1996 and 1995, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held and used. Writedowns of fixed maturities amounted to $1.6 million, $8.1 million and $17.8 million for 1996, 1995 and 1994, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $12.3 million for 1996.

        The fixed maturity portfolio, based on amortized cost, includes $6.2 million and $15.1 million at December 31, 1996 and 1995, respectively, of restructured securities. These amounts include problem fixed maturities of $.5 million and $6.1 million at December 31, 1996 and 1995, respectively.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had amortized costs of $7.9 million and $35.4 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $208.1 million and $289.3 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                            DECEMBER 31,
                                                                 ------------------------------------
                                                                      1996                1995
                                                                 ----------------   -----------------
                                                                            (IN MILLIONS)
        Impaired mortgage loans with provision for losses.......  $        83.5      $       105.1
        Impaired mortgage loans with no provision for losses....           15.0               18.2
                                                                 ----------------   -----------------
        Recorded investment in impaired mortgages...............           98.5              123.3
        Provision for losses....................................            8.8               17.7
                                                                 ----------------   -----------------
        Net Impaired Mortgage Loans.............................  $        89.7      $       105.6
                                                                 ================   =================

        During 1996 and 1995, the GIC Segment's average recorded investment in impaired mortgage loans was $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.1 million and $4.5 million for 1996 and 1995, respectively, including $7.5 million and $.4 million recognized on a cash basis.

        At December 31, 1996 and 1995, the GIC Segment had $263.0 million and $310.9 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                        DECEMBER 31,
                                                            --------------------------------------
                                                                  1996                 1995
                                                            -----------------    -----------------
                                                                        (IN MILLIONS)

        Short-term debt....................................  $      174.1         $        -
                                                            -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.....         399.4                399.3
          7.70% surplus notes scheduled to mature 2015.....         199.6                199.6
          Eurodollar notes, 10.5% due 1997.................           -                   76.2
          Zero coupon note, 11.25% due 1997................           -                  120.1
          Other............................................            .5                 16.3
                                                            -----------------    -----------------
              Total Equitable Life.........................         599.5                811.5
                                                            -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 4.92% - 12.50% due through 2006..         968.6              1,084.4
                                                            -----------------    -----------------
        Alliance:
          Other............................................          24.7                  3.4
                                                            -----------------    -----------------
        Total long-term debt...............................       1,592.8              1,899.3
                                                            -----------------    -----------------
        Total Short-term and Long-term Debt................  $    1,766.9         $    1,899.3
                                                            =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1996 range from 5.73% (the London Interbank Offering Rate ("LIBOR") plus 22.5 basis points) to 8.25% (the prime rate). There were no borrowings outstanding under this bank credit facility at December 31, 1996.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million five-year bank credit facility. There were no borrowings outstanding under this program at December 31, 1996.

        In February 1996, Alliance entered into a new $250.0 million five-year revolving credit facility with a group of banks which replaced its
        $100.0  million   revolving  credit  facility  and  its  $100.0  million
        commercial paper back-up revolving credit facility. Under the new revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the LIBOR or the Federal Funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for commercial paper to be used under Alliance's $100.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. As of December 31, 1996, Alliance had not issued any commercial paper under its $100.0 million commercial paper program and there were no borrowings outstanding under Alliance's revolving credit facility.

        At December 31, 1996, long-term debt expected to mature in 1997 totaling $174.1 million was reclassified as short-term debt.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. The unamortized discount on the Surplus Notes was $1.0 million at December 31, 1996. Payments of interest on or principal of the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,406.4 million and $1,629.7 million at December 31, 1996 and 1995, respectively, as collateral for certain long-term debt.

        At December 31, 1996, aggregate maturities of the long-term debt based on required principal payments at maturity for 1997 and the succeeding four years are $494.9 million, $316.7 million, $19.7 million, $5.4 million, $0 million, respectively, and $946.7 million thereafter.

 9)     FEDERAL INCOME TAXES

        A  summary  of  the  Federal   income  tax  expense   (benefit)  in  the
        consolidated statements of earnings is shown below:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Federal income tax expense (benefit):
          Current...............................  $        97.9       $      (11.7)      $        4.0
          Deferred..............................          (88.2)             132.2               96.2
                                                 -----------------   ----------------   -----------------
        Total...................................  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Expected Federal income tax expense.....  $        73.0       $      173.7       $      154.5
        Non-taxable minority interest...........          (28.6)             (22.0)             (17.6)
        Differential earnings amount............            -                  -                (16.8)
        Adjustment of tax audit reserves........            6.9                4.1               (4.6)
        Equity in unconsolidated subsidiaries...          (32.3)             (19.4)             (12.5)
        Other...................................           (9.3)             (15.9)              (2.8)
                                                 -----------------   ----------------   -----------------
        Federal Income Tax Expense..............  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        Prior to the date of demutualization, Equitable Life reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying Equitable Life's average equity base, as determined for tax purposes, by an estimate of the excess of an imputed earnings rate for stock life insurance companies over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service. As a stock life insurance company, Equitable Life no longer is required to reduce its policyholder dividend deduction by the differential earnings amount, but differential earnings amounts for pre-demutualization years were still being recomputed in 1994.

        The components of the net deferred Federal income tax account are as follows:

                                                       DECEMBER 31, 1996                  December 31, 1995
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        DAC, reserves and reinsurance..........  $       -        $      166.0      $        -        $     304.4
        Investments............................          -               328.6               -              326.9
        Compensation and related benefits......        259.2               -               293.0              -
        Other..................................          -                 1.8               -               32.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     259.2      $      496.4      $      293.0      $     663.6
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                     1996               1995                1994
                                               -----------------   ----------------   -----------------
                                                                    (IN MILLIONS)
        DAC, reserves and reinsurance.........  $      (156.2)      $       63.3       $       12.0
        Investments...........................           78.6               13.0               89.3
        Compensation and related benefits.....           22.3               30.8               10.0
        Other.................................          (32.9)              25.1              (15.1)
                                               -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense...................  $       (88.2)      $      132.2       $       96.2
                                               =================   ================   =================

        The Internal Revenue Service is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       461.4       $      474.2       $      476.7
        Reinsurance assumed................................          177.5              171.3              180.5
        Reinsurance ceded..................................          (41.3)             (38.7)             (31.6)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       597.6       $      606.8       $      625.6
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        48.2       $       44.0       $       27.5
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        54.1       $       48.9       $       20.7
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        32.3       $       28.5       $       25.4
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $2.4 million, $260.6 million and $241.0 million for 1996, 1995 and 1994, respectively. Ceded death and disability benefits totaled $21.2 million, $188.1 million and $235.5 million for 1996, 1995 and 1994, respectively. Insurance liabilities ceded totaled $652.4 million and $724.2 million at December 31, 1996 and 1995, respectively.

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's and EREIM's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974.

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        33.8       $       30.0       $       30.3
        Interest cost on projected benefit obligations.....          120.8              122.0              111.0
        Actual return on assets............................         (181.4)            (309.2)              24.4
        Net amortization and deferrals.....................           43.4              155.6             (142.5)
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        16.6       $       (1.6)      $       23.2
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Actuarial present value of obligations:
          Vested..................................................  $    1,672.2       $    1,642.4
          Non-vested..............................................          10.1               10.9
                                                                   ----------------   -----------------
        Accumulated Benefit Obligation............................  $    1,682.3       $    1,653.3
                                                                   ================   =================
        Plan assets at fair value.................................  $    1,626.0       $    1,503.8
        Projected benefit obligation..............................       1,765.5            1,743.0
                                                                   ----------------   -----------------
        Projected benefit obligation in excess of plan assets.....        (139.5)            (239.2)
        Unrecognized prior service cost...........................         (17.9)             (25.5)
        Unrecognized net loss from past experience different
          from that assumed.......................................         280.0              368.2
        Unrecognized net asset at transition......................           4.7               (7.3)
        Additional minimum liability..............................         (19.3)             (51.9)
                                                                   ----------------   -----------------
        Prepaid Pension Cost......................................  $      108.0       $       44.3
                                                                   ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.5% and 4.25%, respectively, at December 31, 1996 and 7.25% and 4.50%, respectively, at December 31, 1995. As of January 1, 1996 and 1995, the expected long-term rate of return on assets for the retirement plan was 10.25% and 11%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $12.9 million and $35.1 million, net of Federal income taxes, at December 31, 1996 and 1995, respectively, representing the excess of the accumulated benefit obligation over the fair value of plan assets and accrued pension liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of Group Trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $34.7 million, $36.4 million and $38.1 million for 1996, 1995 and 1994, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company on or after attaining age 55 who have at least 10 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1996, 1995 and 1994, the Company made estimated postretirement benefits payments of $18.9 million, $31.1 million and $29.8 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $         5.3       $        4.0       $        3.9
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.6               34.7               28.6
        Net amortization and deferrals.....................            2.4               (2.3)              (3.9)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        42.3       $       36.4       $       28.6
                                                            =================   ================   =================

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Accumulated postretirement benefits obligation:
          Retirees................................................  $      381.8       $      391.8
          Fully eligible active plan participants.................          50.7               50.4
          Other active plan participants..........................          60.7               64.2
                                                                   ----------------   -----------------
                                                                           493.2              506.4
        Unrecognized prior service cost...........................          50.5               56.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions.......        (150.5)            (181.3)
                                                                   ----------------   -----------------
        Accrued Postretirement Benefits Cost......................  $      393.2       $      381.4
                                                                   ================   =================

        At January 1, 1994, medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 9.5% in 1996, gradually declining to 3.5% in the year 2009 and in 1995 was 10%, gradually declining to 3.5% in the year 2008. The discount rate used in determining the accumulated postretirement benefits obligation was 7.50% and 7.25% at December 31, 1996 and 1995, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1996 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1996 was $649.9 million. The average unexpired terms at December 31, 1996 range from 2.2 to 2.7 years. At December 31, 1996, the cost of terminating outstanding matched swaps in a loss position was $8.3 million and the unrealized gain on outstanding matched swaps in a gain position was $11.4 million. The Company has no intention of terminating these contracts prior to maturity. During 1996, 1995 and 1994, net gains (losses) of $.2 million, $1.4 million and $(.2) million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1996 of contracts purchased and sold were $5,050.0 million and $500.0 million, respectively. The net premium paid by Equitable Life on these contracts was $22.5 million and is being amortized ratably over the contract periods ranging from 3 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's business related to derivatives is by its nature trading activities which are primarily for the purpose of customer accommodations. DLJ's derivative activities consist primarily of option writing and trading in forward and futures contracts. Derivative financial instruments have both on-and-off balance sheet implications depending on the nature of the contracts. DLJ's involvement in swap contracts is not significant.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1996 and 1995.

        Fair value for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's liabilities under GIC and association plan contracts are estimated using contractual cash flows discounted based on the T. Rowe Price GIC Index Rate for the appropriate duration. For durations in excess of the published index rate, the appropriate Treasury rate is used plus a spread equal to the longest duration GIC rate spread published.

        The estimated fair values for those group annuity contracts which are classified as universal life type contracts are measured at the estimated fair value of the underlying assets. The estimated fair values for single premium deferred annuities ("SPDA") are estimated using projected cash flows discounted at current offering rates. The estimated fair values for supplementary contracts not involving life contingencies ("SCNILC") and annuities certain are derived using discounted cash flows based upon the estimated current offering rate.

        Fair value for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates their carrying value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                          DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              1996                               1995
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
        Consolidated Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........  $    3,133.0     $     3,394.6     $     3,638.3     $    3,973.6
        Other joint ventures...................         467.0             467.0             492.7            492.7
        Policy loans...........................       2,196.1           2,221.6           1,976.4          2,057.5
        Policyholders' account balances:
          Association plans....................          78.1              77.3             101.0            100.0
          Group annuity contracts..............       2,141.0           1,954.0           2,335.0          2,395.0
          SPDA.................................       1,062.7           1,065.7           1,265.8          1,272.0
          Annuities certain and SCNILC.........         654.9             736.2             646.4            716.7
        Long-term debt.........................       1,592.8           1,557.7           1,899.3          1,962.9

        Closed Block Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........       1,380.7           1,425.6           1,368.8          1,461.4
        Other equity investments...............         105.0             105.0             151.6            151.6
        Policy loans...........................       1,765.9           1,798.0           1,797.2          1,891.4
        SCNILC liability.......................          30.6              34.9              34.8             39.6

        GIC Segment Financial Instruments:
        ----------------------------------
        Mortgage loans on real estate..........       1,111.1           1,220.3           1,485.8          1,666.1
        Fixed maturities.......................          42.5              42.5             107.4            107.4
        Other equity investments...............         300.5             300.5             455.9            455.9
        Guaranteed interest contracts..........         290.7             300.5             329.0            352.0
        Long-term debt.........................         102.1             102.2             135.1            136.0

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $244.9 million to affiliated real estate joint ventures; to provide equity financing to certain limited partnerships of $205.8 million at December 31, 1996, under existing loan or loan commitment agreements; and to provide short-term financing loans which at December 31, 1996 totaled $14.6 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        At December 31, 1996, the Insurance Group had $51.6 million of letters of credit outstanding.

14)     LITIGATION

        A number of lawsuits has been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, EVLICO and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. To date, no such lawsuit has resulted in an award or settlement of any material amount against the Company. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following eight paragraphs.

        An action entitled Golomb et al. v. The Equitable Life Assurance Society of the United States was filed on January 20, 1995 in New York County Supreme Court. The action purports to be brought on behalf of a class of persons insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "policies"). The complaint alleges that premium increases for these policies after 1983, all of which were filed with and approved by the New York State Insurance Department and certain other state insurance departments, breached the terms of the policies, and that statements in the policies and elsewhere concerning premium increases constituted fraudulent concealment, misrepresentations in violation of New York Insurance Law
        Section 4226 and deceptive practices under New York General Business Law
        Section 349. The complaint seeks a declaratory judgment, injunctive relief restricting the methods by which Equitable Life increases premiums on the policies in the future, a refund of premiums, and punitive damages. Plaintiffs also have indicated that they will seek damages in an unspecified amount. Equitable Life moved to dismiss the complaint in its entirety on the grounds that it fails to state a claim and that uncontroverted documentary evidence establishes a complete defense to the claims. On May 29, 1996, the New York County Supreme Court entered a judgment dismissing the complaint with prejudice. Plaintiffs have filed a notice of appeal of that judgment.

        In January 1996, separate actions were filed in Pennsylvania and Texas state courts (entitled, respectively, Malvin et al. v. The Equitable Life Assurance Society of the United States and Bowler et al. v. The Equitable Life Assurance Society of the United States), making claims similar to those in the New York action described above. The Texas action also claims that Equitable Life misrepresented to Texas policyholders that the Texas Insurance Department had approved Equitable Life's rate increases. These actions are asserted on behalf of proposed classes of Pennsylvania issued or renewed policyholders and Texas issued or renewed policyholders, insured under the policies. The Pennsylvania and Texas actions seek compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on the common law and statutes of those states. On February 9, 1996, Equitable Life removed the Pennsylvania action, Malvin, to the United States District Court for the Middle District of Pennsylvania. Following the decision granting Equitable Life's motion to dismiss the New York action (Golomb), on the consent of the parties the District Court ordered an indefinite stay of all proceedings in the Pennsylvania action, pending either party's right to reinstate the proceeding, and ordered that for administrative purposes the case be deemed administratively closed. On February 2, 1996, Equitable Life removed the Texas action, Bowler, to the United States District Court for the Northern District of Texas. On May 20, 1996, the plaintiffs in Bowler amended their complaint by adding allegations of misrepresentation regarding premium increases on other types of guaranteed renewable major medical insurance policies issued by Equitable Life up to and including 1983. On July 1, 1996, Equitable Life filed a motion for summary judgment dismissing the first amended complaint in its entirety. In August, 1996, the court granted plaintiffs leave to file a supplemental complaint on behalf of a proposed class of Texas policyholders claiming unfair discrimination, breach of contract and other claims arising out of alleged differences between premiums charged to Texas policyholders and premiums charged to similarly situated policyholders in New York and certain other states. Plaintiffs seek refunds of alleged overcharges, exemplary or additional damages citing

        Texas statutory provisions which among other things, permit two times the amount of actual damage plus additional penalties if the acts complained of are found to be knowingly committed, and injunctive relief. Equitable Life has also filed a motion for summary judgment dismissing the supplemental complaint in its entirety. Plaintiffs also obtained permission to add another plaintiff to the first amended and supplemental complaints. Plaintiffs have opposed both motions for summary judgment and requested that certain issues be found in their favor. Equitable Life is in the process of replying.

        On May 22, 1996, a separate action entitled Bachman v. The Equitable Life Assurance Society of the United States, was filed in Florida state court making claims similar to those in the previously reported Golomb action. The Florida action is asserted on behalf of a proposed class of Florida issued or renewed policyholders insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life. The Florida action seeks compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on various common law claims. On June 20, 1996, Equitable Life removed the Florida action to Federal court. Equitable Life has answered the complaint, denying the material allegations and asserting certain affirmative defenses. On December 6, 1996, Equitable Life filed a motion for summary judgment and plaintiff is expected to file its response to that motion shortly.

        On November 6, 1996, a proposed class action entitled  Fletcher,  et al.
        v. The Equitable Life Assurance Society of the United States, was filed in California Superior Court for Fresno County, making substantially the same allegations concerning premium rates and premium rate increases on guaranteed renewable policies made in the Bowler action. The complaint alleges, among other things, that differentials between rates charged California policyholders and policyholders in New York and certain other states, and the methods used by Equitable Life to calculate premium increases, breached the terms of its policies, that Equitable Life misrepresented and concealed the facts pertaining to such differentials and methods in violation of California law, and that Equitable Life also misrepresented that its rate increases were approved by the California Insurance Department. Plaintiffs seek compensatory damages in an unspecified amount, rescission, injunctive relief and attorneys' fees. Equitable Life removed the action to Federal court; plaintiff has moved to remand the case to state court. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Golomb, Malvin, Bowler, Bachman and Fletcher litigations should not have a material adverse effect on the financial position of the Company. Due to the early stage of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's results of operations in any particular period.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc., No. 95/108611 (N. Y. County). The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon their allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. On June 28, 1996, the court issued a decision and order dismissing with prejudice plaintiff's causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiff's cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. Plaintiffs made a motion for reargument with respect to this order, which was submitted to the court in October 1996. This motion was denied by the court on December 16, 1996.

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States, was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action is brought by an individual who purchased a whole life policy. Plaintiff alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff purports to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1982 to the present. Plaintiff seeks damages, including punitive damages, in an unspecified amount. On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company, was commenced in New York state court. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. On September 21, 1996 Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the court on January 9, 1997. On January 10, 1997, plaintiffs moved for certification of a nationwide class consisting of all persons or entities who were sold one or more life insurance products on a "vanishing premium" basis and/or were allegedly induced to purchase additional policies from EVLICO, using the cash value accumulated in existing policies, from January 1, 1980 through and including December 31, 1996. Plaintiffs further moved to have Michael Bradley designated as the class representative. Discovery regarding class certification is underway.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff brings claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. Equitable Life's and EOC's time to answer or move with respect to the complaint has been extended until February 24, 1997. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley and Dillon litigations should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The basic allegation of the amended complaint is that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. The court denied Equitable Life and EVLICO's motion to dismiss the amended complaint on September 24, 1996. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Currently, the parties are conducting discovery in connection with plaintiffs' attempt to certify a class. On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the litigations discussed in this paragraph should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigation, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        Equitable Life recently responded to a subpoena from the U.S. Department of Labor ("DOL") requesting copies of any third-party appraisals in Equitable Life's possession relating to the ten largest properties (by value) in the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and has retained EREIM as advisor. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation now appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, in the opinion of management, the ultimate resolution of this matter should not have a material adverse effect on the Company's consolidated financial position or results of operations in any particular period.

        Equitable Casualty Insurance Company ("Casualty"), an indirect wholly owned subsidiary of Equitable Life, is party to an arbitration proceeding that commenced in August 1995. The proceeding relates to a dispute among Casualty, Houston General Insurance Company ("Houston
        General") and GEICO General Insurance Company ("GEICO General") regarding the interpretation of a reinsurance agreement. The arbitration panel issued a final award in favor of Casualty and GEICO General on June 17, 1996. Casualty and GEICO General moved in the pending Texas state court action, with Houston General's consent, for an order confirming the arbitration award and entering judgment dismissing the action. The motion was granted on January 29, 1997. The parties have also stipulated to the dismissal without prejudice of a related Texas Federal court action brought by Houston General against GEICO General and Equitable Life. In connection with confirmation of the arbitration award, Houston General paid to Casualty approximately $839,600 in settlement of certain reimbursement claims by Casualty against Houston General.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against the Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which seeks certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, seeks an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations of the Complaint are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleges that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of New York granted the defendants' motion to dismiss all counts of the complaint. On October 11, 1996, plaintiffs filed a motion for reconsideration of the court's decision granting defendants' motion to dismiss the Complaint. On November 25, 1996, the court denied plaintiffs' motion for reconsideration. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and that two advertisements used by the Fund misrepresented the risks of investing in the Fund. Plaintiffs also reiterated allegations in the Complaint that the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so. Alliance believes that the allegations in the Complaint are without merit and intends to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the United States District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of Federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the Board of Directors of Rickel, including a DLJSC Managing Director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995 and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the United States Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the Federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1997 and the succeeding four years are $113.7 million, $110.6 million, $100.3 million, $72.3 million, $59.3 million and $427.3 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1997 and the succeeding four years are $9.8 million, $6.0 million, $4.5 million, $2.4 million, $.8 million and $.1 million thereafter.

        At December 31, 1996, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $263.0 million, $242.1 million, $219.8 million, $194.3 million, $174.6 million and $847.1 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Compensation costs.................................  $       647.3       $      595.9       $      687.5
        Commissions........................................          329.5              314.3              313.0
        Short-term debt interest expense...................            8.0               11.4               19.0
        Long-term debt interest expense....................          137.3              108.1               98.3
        Amortization of policy acquisition costs...........          405.2              317.8              313.4
        Capitalization of policy acquisition costs.........         (391.9)            (391.0)            (410.9)
        Rent expense, net of sub-lease income..............          113.7              109.3              116.0
        Other..............................................          798.9              710.0              721.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,048.0       $    1,775.8       $    1,857.7
                                                            =================   ================   =================

        During 1996, 1995 and 1994, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $24.4 million, $32.0 million and $20.4 million, respectively. The amounts paid during 1996, associated with cost reduction programs, totaled $17.7 million. At December 31, 1996, the liabilities associated with cost reduction programs amounted to $44.5 million. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. The 1994 cost reduction program included costs associated with the termination of operating leases and employee severance benefits in connection with the consolidation of 16 insurance agencies. Amortization of DAC included $145.0 million writeoff of DAC related to DI contracts in the fourth quarter of 1996.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financia1 condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1996, 1995 and 1994, statutory net
        (loss) earnings totaled $(351.1) million, $(352.4) million and $67.5 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1997.

        At December 31, 1996, the Insurance Group, in accordance with various government and state regulations, had $21.9 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The New York Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations. The following reconciles the Company's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the Department with net earnings and equity on a GAAP basis.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and capital stock..  $        56.0       $       78.1       $      292.4
        Change in asset valuation reserves.................          (48.4)             365.7             (285.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................            7.6              443.8                7.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (298.5)             (66.0)              (5.3)
          DAC..............................................          (13.3)              73.2               97.5
          Deferred Federal income taxes....................          108.0             (158.1)             (58.7)
          Valuation of investments.........................          289.8              189.1               45.2
          Valuation of investment subsidiary...............         (117.7)            (188.6)             396.6
          Limited risk reinsurance.........................           92.5              416.9               74.9
          Contribution from the Holding Company............            -                  -               (300.0)
          Issuance of surplus notes........................            -               (538.9)               -
          Postretirement benefits..........................           28.9              (26.7)              17.1
          Other, net.......................................           12.4              115.1              (44.0)
          GAAP adjustments of Closed Block.................           (9.8)              15.7               (9.5)
          GAAP adjustments of discontinued GIC
            Segment........................................          (89.6)              37.3               42.8
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $        10.3       $      312.8       $      263.8
                                                            =================   ================   =================

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     2,258.9       $    2,202.9       $    2,124.8
        Asset valuation reserves...........................        1,297.5            1,345.9              980.2
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,556.4            3,548.8            3,105.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,305.0)          (1,006.5)            (940.5)
          DAC..............................................        3,104.9            3,075.8            3,219.4
          Deferred Federal income taxes....................         (306.1)            (452.0)             (29.4)
          Valuation of investments.........................          286.8              417.7             (794.1)
          Valuation of investment subsidiary...............         (782.8)            (665.1)            (476.5)
          Limited risk reinsurance.........................         (336.5)            (429.0)            (845.9)
          Issuance of surplus notes........................         (539.0)            (538.9)               -
          Postretirement benefits..........................         (314.4)            (343.3)            (316.6)
          Other, net.......................................          126.3                4.4              (79.2)
          GAAP adjustments of Closed Block.................          783.7              830.8              740.4
          GAAP adjustments of discontinued GIC
            Segment........................................         (190.3)            (184.6)            (221.9)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,084.0       $    4,258.1       $    3,360.7
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        The Insurance Operations segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $127.5 million, $124.1 million and $135.3 million for 1996, 1995 and 1994, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the discontinued GIC Segment of $15.7 million, $14.7 million and $27.4 million for 1996, 1995 and 1994, respectively, are eliminated in consolidation.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Insurance operations...............................  $     3,742.9       $    3,614.6       $    3,507.4
        Investment services................................        1,126.1              949.1              935.2
        Consolidation/elimination..........................          (24.5)             (34.9)             (27.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     4,844.5       $    4,528.8       $    4,415.4
                                                            =================   ================   =================
        Earnings (loss) from continuing  operations
          before Federal income taxes, minority interest
          and cumulative effect of accounting change
        Insurance operations...............................  $       (36.6)      $      303.1       $      327.5
        Investment services................................          311.9              224.0              227.9
        Consolidation/elimination..........................             .2               (3.1)                .3
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          275.5              524.0              555.7
        Corporate interest expense.........................          (66.9)             (27.9)            (114.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       208.6       $      496.1       $      441.5
                                                            =================   ================   =================

                                                   DECEMBER 31,
                                        ------------------------------------
                                             1996                1995
                                        ----------------   -----------------
                                                   (IN MILLIONS)

        Assets
        Insurance operations...........  $    60,464.9      $    56,720.5
        Investment services............       13,542.5           12,842.9
        Consolidation/elimination......         (399.6)            (354.4)
                                        ----------------   -----------------
        Total..........................  $    73,607.8      $    69,209.0
                                        ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1996 and 1995, are summarized below:

                                                                      THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                        (IN MILLIONS)
        1996
        ----
        Total Revenues................  $     1,169.7      $     1,193.6       $    1,193.6         $    1,287.6
                                       =================  =================   ==================   ==================
        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================
        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================
        1995
        ----
        Total Revenues................  $     1,079.1      $     1,164.0       $    1,138.8         $    1,146.9
                                       =================  =================   ==================   ==================
        Net Earnings..................  $        66.3      $       101.7       $      100.2         $       44.6
                                       =================  =================   ==================   ==================

        The quarterly results of operations for 1996 and 1995 have been restated to reflect the Company's accounting change adopted in the fourth quarter of 1996 for long-duration participating life contracts in accordance with the provisions prescribed by SFAS No. 120. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million, reserve strengthening on DI business of $113.7 million, pension par of $47.5 million and the discontinued GIC Segment of $83.8 million.

20)     INVESTMENT IN DLJ

        On December 15, 1993, the Company sold a 61% interest in DLJ to the Holding Company for $800.0 million in cash and securities. The excess of the proceeds over the book value in DLJ at the date of sale of $340.2 million has been reflected as a capital contribution. In 1995, DLJ completed the initial public offering ("IPO") of 10.58 million shares of its common stock, which included 7.28 million of the Holding Company's shares in DLJ, priced at $27 per share. Concurrent with the IPO, the Company contributed equity securities to DLJ having a market value of $21.2 million. Upon completion of the IPO, the Company's ownership percentage was reduced to 36.1%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Assets:
        Trading account securities, at market value............................  $   15,728.1       $   10,821.3
        Securities purchased under resale agreements...........................      20,598.7           18,748.2
        Broker-dealer related receivables......................................      16,525.9           13,023.7
        Other assets...........................................................       2,651.0            1,983.3
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        Liabilities:
        Securities sold under repurchase agreements............................  $   29,378.3       $   26,744.8
        Broker-dealer related payables.........................................      19,409.7           12,915.5
        Short-term and long-term debt..........................................       2,704.5            1,742.0
        Other liabilities......................................................       2,164.0            1,750.5
                                                                                ----------------   -----------------
        Total liabilities......................................................      53,656.5           43,152.8
        Cumulative exchangeable preferred stock................................           -                225.0
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0                -
        Total shareholders' equity.............................................       1,647.2            1,198.7
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        DLJ's equity as reported...............................................  $    1,647.2       $    1,198.7
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.9               40.5
        The Holding Company's equity ownership in DLJ..........................        (590.2)            (499.0)
        Minority interest in DLJ...............................................        (588.6)            (324.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      492.3       $      415.9
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Commission, fees and other income......................................  $    1,818.2       $    1,325.9
        Net investment income..................................................       1,074.2              904.1
        Dealer, trading and investment gains, net..............................         598.4              528.6
                                                                                ----------------   -----------------
        Total revenues.........................................................       3,490.8            2,758.6
        Total expenses including income taxes..................................       3,199.5            2,579.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         291.3              179.1
        Dividends on preferred stock...........................................          18.7               19.9
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      272.6       $      159.2
                                                                                ================   =================
        DLJ's earnings applicable to common shares as reported.................  $      272.6       $      159.2
        Amortization of cost in excess of net assets acquired in 1985..........          (3.1)              (3.9)
        The Holding Company's equity in DLJ's earnings.........................        (107.8)             (90.4)
        Minority interest in DLJ...............................................         (73.4)              (6.5)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $       88.3       $       58.4
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB Opinion No. 25. Had compensation expense of the Company's stock option incentive plans for options granted after December 31, 1994 been determined based on the estimated fair value at the grant dates for awards under those plans, the Company's pro forma net earnings for 1996 and 1995 would have been as follows:

                                    1996              1995
                               ---------------   ---------------
                                        (IN MILLIONS)
        Net Earnings
          As Reported.........  $       10.3      $     312.8
          Pro Forma...........  $        3.2      $     311.3

        The fair value of options and units granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using Black-Scholes option pricing models. The option and unit pricing assumptions for 1996 and 1995 are as follows:

                                      HOLDING COMPANY                    DLJ                        ALLIANCE
                                  -------------------------   --------------------------  -----------------------------
                                     1996          1995          1996          1995           1996            1995
                                  -----------   -----------   -----------   ------------  -------------   -------------
        Dividend yield...........     0.80%         0.96%         1.54%         1.85%         8.0%            8.0%
        Expected volatility......    20.00%        20.00%        25.00%        25.00%        23.00%          23.00%
        Risk-free interest rate..     5.92%         6.83%         6.07%         5.86%         5.80%           6.00%

        Expected Life............  5 YEARS       5 years       5 YEARS        5 years      7.43 YEARS      7.43 years
        Weighted fair value
          per option granted.....    $6.94         $5.90         $9.35          -            $2.69           $2.24

        A summary of the Holding Company and DLJ stock option plans and Alliance's Unit option plans are as follows:

                                          HOLDING COMPANY                       DLJ                           ALLIANCE
                                    -----------------------------   -----------------------------   -----------------------------
                                                      Options                         Options                         Options
                                                    Outstanding                     Outstanding                     Outstanding
                                                      Weighted                        Weighted                        Weighted
                                                      Average                         Average                         Average
                                      Shares         Exercise          Shares        Exercise           Units         Exercise
                                    (In Millions)      Price        (In Millions)     Price         (In Millions)      Price
                                    -------------   -------------   -------------   -------------   -------------   -------------
        Balance as of
          January 1, 1994........         6.1                             -                               3.2
          Granted................          .7                             -                               1.2
          Exercised..............         -                               -                               (.5)
          Forfeited..............         -                               -                               (.1)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1994......         6.8                             -                               3.8
          Granted................          .4                             9.2                             1.8
          Exercised..............         (.1)                            -                               (.5)
          Expired................         (.1)                            -                               -
          Forfeited..............         (.3)                            -                               (.3)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1995......         6.7           $20.27            9.2          $27.00             4.8           $17.72
          Granted................          .7           $24.94            2.1          $32.54              .7           $25.12
          Exercised..............         (.1)          $19.91            -              -                (.4)          $13.64
          Expired................         (.6)          $20.21            -              -                -               -
          Forfeited..............         -               -               (.2)         $27.00             (.1)          $19.32
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1996......         6.7           $20.79           11.1          $28.06             5.0           $19.07
                                    =============   =============   =============   =============   =============   =============

        Information with respect to stock and unit options outstanding and exercisable at December 31, 1996 is as follows:

                                      Options Outstanding                                          Options Exercisable
        -------------------------------------------------------------------------------    --------------------------------------
                                                       Weighted
                                                        Average           Weighted                                 Weighted
              Range of               Number            Remaining           Average               Number             Average
              Exercise            Outstanding         Contractual         Exercise            Exercisable           Exercise
               Prices            (In Millions)        Life (Years)          Price            (In Millions)           Price
        ---------------------   -----------------   ---------------   -----------------    -------------------   ----------------
               Holding
               Company
        ---------------------
        $18.125-$27.75                 6.7                 7.00             $20.79                3.4                $20.18
                                =================   ===============   =================    ===================   ================

                 DLJ
        ---------------------
        $27.00-$33.50                 11.1                 9.00             $28.06                -                    -
                                =================   ===============   =================    ===================   ================

              Alliance
        ---------------------
        $ 6.0625-$15.9375              1.3                 4.76             $12.97                1.2                $12.58
        $16.3125-$19.75                1.1                 8.19             $19.13                 .2                $18.69
        $19.875 -$19.875               1.0                 7.36             $19.88                 .4                $19.88
        $20.75  -$24.375                .9                 8.46             $22.05                 .3                $21.84
        $24.375 -$25.125                .7                 9.96             $25.13                -                    -
                                -----------------                                          -------------------
        $ 6.0625-$25.125               5.0                 7.43             $19.07                2.1                $15.84
                                =================   ===============   =================    ===================   ================

                                                                     APPENDIX A
MANAGEMENT
Here is a list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Claude Bebear                           Director of  Equitable  since  July  1991.  Chairman  of the  Board of the  Holding  Company
AXA-UAP                                 (February 1996 - present) and a Director of other  affiliates of Equitable.  Chairman of the
23, Avenue Matignon                     Executive Board of AXA-UAP ("AXA-UAP")  since January 1997.  Prior thereto,  he was Chairman
75008 Paris, France                     and Chief  Executive  Officer of AXA S.A.  Chief  Executive  Officer  of the  AXA-UAP  Group
                                        (formerly  known  as the AXA  Group)  since  1974  and  Chairman  or  Director  of  numerous subsidiaries and affiliated companies of the AXA-UAP Group.

------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Brocksom                 Director  of  Equitable  since  July 1992. Chief  Executive  Officer,  AXA Equity & Law Life
AXA Equity & Law                        Assurance  Society PLC ("AXA Equity & Law") and various directorships  and officerships with
Elbury 9                                AXA Equity & Law affiliated companies.
Weedon Lane
Buckinghamshire HP 6505
England
------------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h                      Director of Equitable  since July 1992. Senior  Executive Vice President Human Resources and
AXA-UAP                                 Communications of AXA-UAP, and various positions with AXA-UAP affiliated companies. Director
23, Avenue Matignon                     of the Holding Company.
75008 Paris, France
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                       Director  of  Equitable  since  September  1993. Vice  Chairman  of the Board of the Holding
AXA-UAP                                 Company since February 1996.  Senior  Executive Vice President  Financial  Services and Life
23, Avenue Matignon                     Insurance Activities of AXA-UAP since 1996. Also Director or Officer of various subsidiaries
75008 Paris, France                     and affiliates of the AXA-UAP Group. Director of the Holding  Company and of other Equitable affiliates.  Previously held other officerships with the AXA Group.
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne                        Director  of  Equitable  since May 1982. Chairman  (since  April  1988) and Chief  Executive
The McGraw-Hill Companies               Officer (since April 1983) of The McGraw-Hill Companies.  Director of the Holding Company.
1221 Avenue of the Americas
New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
William T. Esrey                        Director of  Equitable  since July 1986.  Chairman  (since  April 1990) and Chief  Executive
Sprint Corporation                      Officer (since 1985) of Sprint Corporation.  Director of the Holding Company.
P.O. Box 11315
Kansas City, MO 64112
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou                       Director of Equitable since July 1992.  Chairman and Chief Executive Officer,  Rhone-Poulenc
Rhone-Poulenc S.A.                      S.A.  since  1986.  Member of the  Supervisory  Board of  AXA-UAP. Director  of the  Holding
25, Quai Paul Doumer                    Company.
92408 Courbevoie Cedex
France
-----------------------------------------------------------------------------------------------------------------------------------
Norman C. Francis                       Director of Equitable since March 1989. President, Xavier University of Louisiana.
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA  70125
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene                        Director of Equitable since July 1991.  Partner,  LeBoeuf, Lamb, Greene & MacRae since 1965.
LeBouef, Lamb, Greene & MacRae          Director of the Holding Company.
125 West 55th Street
New York, NY  10019-4513
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------------------
John T.Hartley                          Director of Equitable since August 1987.  Retired  Chairman and Chief  Executive  Officer of
Harris Corporation                      Harris Corporation (retired since July 1995); previously held other officerships with Harris
1025 NASA Boulevard                     Corporation. Director of the Holding Company.
Melbourne, FL  32919
------------------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell, Jr.                  Director of Equitable since July 1992.  Managing  Director of Dillon, Read & Co., Inc. since
Dillon, Read & Co., Inc.                1975 and member of its Board of Directors. Director of the Holding Company.
535 Madison Avenue
New York, NY  10022
------------------------------------------------------------------------------------------------------------------------------------
Mary R. (Nina) Henderson                Director of Equitable  since December 1996. President of CPC Specialty  Markets Group of CPC
CPC Specialty Markets Group             International,  Inc. since 1993. Prior thereto, President of CPC Specialty Products and Best
700 Sylvan Avenue                       Foods Exports. Director of the Holding Company.
Englewood Cliffs, NJ 07632
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                        Director of Equitable  since July 1992. President of Jarmain Group Inc. since 1979;  also an
Jarmain Group Inc.                      Officer  or  Director  of  several  affiliated companies.   Chairman  and  Director  of  FCA
121 King Street West                    International  Ltd.  Director  of various AXA affiliated  companies.  Previously  held other
Suite 2525, Box 36                      officerships with FCA International. Director of the Holding Company.
Toronto, Ontario M5H 3T9,
Canada
------------------------------------------------------------------------------------------------------------------------------------
G. Donald Johnston, Jr.                 Director of Equitable since January 1986. Retired Chairman and Chief Executive Officer,  JWT
184-400 Ocean Road                      Group, Inc. and J. Walter Thompson Company.
John's Island
Vero Beach, FL  32963
------------------------------------------------------------------------------------------------------------------------------------
Winthrop Knowlton                       Director of Equitable since October 1973. Chairman of the Board of Knowlton  Brothers,  Inc.
Knowlton Brothers, Inc.                 since May 1989; also President of Knowlton Associates,  Inc. since September 1987;  Director
530 Fifth Avenue                        of the Holding Company.
New York, NY  10036
------------------------------------------------------------------------------------------------------------------------------------
Arthur L. Liman                         Director of Equitable since March 1984. Partner,  Paul, Weiss,  Rifkind,  Wharton & Garrison
Paul, Weiss, Rifkind,                   since 1966. Director of the Holding Company.
Wharton and Garrison
1285 Avenue of the Americas
New York, NY  10019
------------------------------------------------------------------------------------------------------------------------------------
George T. Lowy                          Director of Equitable since July 1992.  Partner, Cravath, Swaine & Moore since 1965.
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY  10019
------------------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne               Director  of  Equitable  since  February  1996.  Chairman  and  Chief  Executive  Officer of
Schneider S.A.                          Schneider  S.A. since 1981 and Chairman or Director of numerous  subsidiaries and affiliated
64-70, Avenue Jean-Baptiste Clement     companies of Schneider.  Director of AXA-UAP and the Holding Company.
92646 Boulogne-Billancourt Cedex
France
------------------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.                    Director  of  Equitable  since May 1987.  Retired  Chairman  and Chief  Executive Officer of
P.O. Box 397                            American  Cyanamid  Company  (until  April 1993);  previously  held other officerships  with
Newton, NJ  07860                       American Cyanamid. Director of the Holding Company.
------------------------------------------------------------------------------------------------------------------------------------
Dave H. Williams                        Director of  Equitable  since March 1991.  Chairman and Chief  Executive Officer of Alliance
Alliance Capital Management             since 1977 and Chairman or Director of numerous  subsidiaries  and affiliated  companies  of
Corporation                             Alliance. Director of the Holding Company.
1345 Avenue of the Americas
New York, NY  10105
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS and DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
William T. McCaffrey                    Director,  Senior  Executive  Vice President and Chief  Operating  Officer of Equitable (all
                                        since  February  1996).  Executive Vice  President and Chief  Administrative  Officer (since
                                        February 1994) of the Holding Company.  Director of various Equitable affiliated  companies.
                                        Previously held other officerships with Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Joseph J. Melone                        Chairman, Chief Executive Officer and President of Equitable. Chief Executive Officer of the
                                        Holding  Company since February 1996 and Director and President of the Holding Company since
                                        May 1992. Director of various Equitable and AXA-UAP affiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
A. Frank Beaz                           Senior Vice President,  Equitable.  Executive Vice President, EQ Financial Consultants, Inc.
                                        ("EQF") (since May 1995). Director, Equitable Realty Assets Corporation since December 1996.
                                        Previously held other  officerships with Equitable.
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                          Senior Vice President, Equitable. Previously held other officerships with Equitable.
------------------------------------------------------------------------------------------------------------------------------------

Harvey Blitz                            Senior Vice President and Deputy Chief Financial Officer,  Equitable. Senior Vice President,
                                        the Holding  Company;  Vice President and Director,  EQ Advisors  Trust (EQAT);  Chairman of
                                        Frontier Trust Company and Director of various Equitable  affiliated  companies.  Previously held other officerships with Equitable and its affiliates.

------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                          Vice President and Treasurer,  Equitable and the Holding Company;  Treasurer, EquiSource and
                                        Frontier Trust Company.  Vice President and Treasurer,  Equitable Casualty Insurance Company
                                        and EQAT. Previously held other officerships with Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Jerry M. de St. Paer                    Executive Vice President,  Equitable.  Senior  Executive Vice President (since May 1996) and
                                        Chief Financial  Officer (since May 1992) of the Holding  Company.  Executive Vice President
                                        and Chief  Operating  Officer (since  September 1994) of Equitable  Investment  Corporation.
                                        Director of various Equitable  affiliated  companies.  Previously held various  officerships with Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Gordon G. Dinsmore                      Senior Vice  President,  Equitable.  Executive Vice  President,  EQF. Vice  President, EQAT.
                                        Director of other Equitable  affiliated  companies.  Previously held other officerships with
                                        Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                       Senior Vice President and  Controller,  Equitable and the Holding  Company. Previously  held other officerships with Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                           Senior Vice President and Auditor,  Equitable.  Vice President and Auditor, Holding  Company
                                        (since September 1994). Vice  President/Auditor, National Westminster Bank (November 1984 to
                                        June 1993).
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Garber                        Executive Vice President and General Counsel, Equitable and the Holding Company.  Previously
                                        held other officerships with Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan                        Vice President and Chief Compliance  Officer, Equitable.  Previously held other officerships with Equitable.
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Martin                       Senior Vice President, Equitable. Chairman and Chief Executive Officer, EQF. Vice President,
                                        EQAT and HRT. Director,  Equitable Underwriting and Sales Agency (Bahamas),  Ltd. (since May
                                        1996) and Colorado (since January 1995). Previously held other  officerships  with Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris                          Executive Vice President and Chief Investment  Officer, Equitable.  Executive Vice President
                                        (since May 1995) and Chief Investment  Officer (since July 1995), Holding Company.  Trustee,
                                        HRT and  President  and  Trustee,  EQAT.  Director of Alliance  and Equitable  Real  Estate.
                                        Executive Vice President EQF. Prior to May 1995, Vice President/Manager, Insurance Companies
                                        Investment  Strategies  Group,  Salomon  Brothers,  Inc. Prior to November 1992, with Morgan
                                        Stanley & Co., Inc., as Principal, Fixed Income Insurance Group.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                        WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                     Senior Vice President,  Equitable. Director of Equitable Agri-Business, Inc. Previously held other officerships with Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Rich                         Senior Vice  President,  Equitable.  Prior to October 1994,  Vice President of Underwriting,
                                        John Hancock Mutual Life Insurance Co.
------------------------------------------------------------------------------------------------------------------------------------

Pauline Sherman                         Vice President,  Secretary and Associate General Counsel, Equitable and the Holding Company,
                                        both since September 1995. Previously held other officerships with Equitable.

------------------------------------------------------------------------------------------------------------------------------------
Samuel B. Shlesinger                    Senior  Vice  President  and  Actuary,  Equitable.  Director,  Chairman  and Chief Executive
                                        Officer,  The  Equitable  of  Colorado,  Inc.  since  1985.  Vice  President, HRT and  EQAT.
                                        Previously held other officerships with Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Jose S. Suquet                          Executive  Vice  President  and Chief Agency  Officer,  Equitable,  since August 1994. Prior thereto, with Equitable as Sales/Agency Manager.
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                        Senior  Executive Vice President and Chief  Financial  Officer,  Equitable since April 1996.
                                        Executive Vice President,  Holding Company.  Vice President,  EQAT. Prior thereto, Chairman,
                                        Insurance Consulting and Actuarial Practice, Coopers & Lybrand.
------------------------------------------------------------------------------------------------------------------------------------

                                                                      APPENDIX B
COMMUNICATING PERFORMANCE DATA

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting the Separate Account and the Trusts and may compare the performance or ranking of the
Separate Account Funds and the Trusts' portfolios with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds, or (3) data developed by us derived from such indices or averages. Advertisements or other communications furnished to present or prospective policyowners may also include evaluations of a Separate Account Fund or Trust portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuities / Life, Business Week, Forbes, Fortune, Institutional Investor, Money, Kiplinger's Personal Finance, Financial Planning, Investment Adviser, Investment Management Weekly, Money Management Letter, Investment Dealers Digest, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times, The Wall Street Journal, the Los Angeles Times and the Chicago Tribune.

Performance data for peer universes of funds with similar investment objectives are compiled by Lipper Analytical Services, Inc. (Lipper) in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey) and Morningstar, Inc. in the Morningstar Variable Annuity / Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 funds underlying variable annuity and life insurance products. The Lipper Survey divides these actively managed funds into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which differ in terms of the types of fees reflected in performance data. The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts. The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects asset-based charges that relate only to the underlying mutual fund.

The Morningstar Report consists of over 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following chart presents historical return trends for various types of securities. The information presented, while not directly related to the performance of the Funds of the Separate Account or the Trusts' portfolios, may help to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs, you may be able to better determine how you wish to allocate your premiums.

Historically, the investment performance of common stocks over the long term has generally been superior to that of long or short-term debt securities, although common stocks have been subject to more dramatic changes in value over short periods of time. The Common Stock Fund of the Separate Account may, therefore, be a desirable selection for policyowners who are willing to accept such risks. Policyowners who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their net premiums to those funds that invest primarily in common stock. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The chart on page B-2 illustrates the average annual compound rates of return over selected time periods between December 31, 1926 and December 31, 1996 for common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and Treasury Bills. The Consumer Price Index is shown as a measure of inflation for comparison purposes. The average annual returns assume the reinvestment of dividends, capital gains and interest.

The information presented is an historical record of unmanaged groups of securities and is neither an estimate nor a guarantee of future results. In addition, investment management fees and expenses and charges associated with a variable life insurance policy, are not reflected.

The rates of return illustrated do not represent returns of the Separate Account or the Trusts and do not constitute a representation that the performance of the Separate Account Funds or the Trusts' portfolios will correspond to rates of return such as those illustrated in the chart. For a comparative illustration of performance results of the portfolios of The Hudson River Trust, see page B-1 of the HRT prospectus.

                                                                AVERAGE ANNUAL RATES OF RETURN

FOR THE
FOLLOWING                                       LONG-TERM        LONG-TERM      INTERMEDIATE-        U.S.           CONSUMER
PERIODS ENDING                  COMMON         GOVERNMENT        CORPORATE       TERM GOV'T        TREASURY           PRICE
12/31/96:                       STOCKS            BONDS            BONDS            BONDS            BILLS            INDEX
--------                        ------            -----            -----            -----            -----            -----
 1 year..................        23.07%           -0.93%            1.40%            2.10%            5.21%            3.58%
 3 years.................        19.66             6.36             6.72             4.19             4.90             2.93
 5 years.................        15.20             8.98             8.52             6.17             4.22             2.89
10 years.................        15.28             9.39             9.48             7.77             5.46             3.70
20 years.................        14.55             9.54             9.71             9.14             7.28             5.15
30 years.................        11.85             7.75             8.24             8.27             6.73             5.39
40 years.................        11.18             6.51             6.99             7.08             5.80             4.47
50 years.................        12.59             5.33             5.76             5.89             4.89             4.08
60 years.................        11.19             5.06             5.38             5.32             4.10             4.13
Since 1926...............        10.71             5.08             5.64             5.21             3.74             3.12
Inflation Adjusted
Since 1926...............         7.36             1.90             2.44             2.02             0.60
----------------------------

*Source:  Ibbotson,  Roger G. and Rex A. Sinquefield,  STOCKS, BONDS, BILLS, AND
 INFLATION (SBBI), 1982, updated in STOCKS, BONDS, BILLS, AND INFLATION 1997 YEARBOOK,(TM) Ibbotson Associates, Inc., Chicago. All rights reserved.

 Common Stocks (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

 Long-term Government Bonds -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

 Long-term Corporate Bonds -- For the period 1969 - 1996, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946 - 1968, the Salomon Brothers' Index was backdated using Salomon Brothers' monthly yield data and a methodology similar to that used by Salomon for 1969 - 1996; for the period 1926 - 1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.


 Intermediate-term   Government  Bonds  --  Measured  by  a  one-bond  portfolio constructed each year containing a bond with approximately a five-year maturity.

 U.S. Treasury Bills -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

 Inflation -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

                         VARIABLE LIFE INSURANCE POLICY

                               [THE CHAMPION LOGO]

                                    ISSUED BY
                [EQUITABLE VARIABLE LIFE INSURANCE COMPANY LOGO]

VM 372                                       PROSPECTUS DATED SEPTEMBER 30, 1987


--------------------------------------------------------------------------------

                             THE HUDSON RIVER TRUST

                          PRINCIPAL OFFICE LOCATED AT:

                               787 SEVENTH AVENUE
                              NEW YORK, N.Y. 10019

HRT 102                                      PROSPECTUS DATED SEPTEMBER 30, 1987

[THE CHAMPION LOGO]
A VARIABLE LIFE INSURANCE POLICY

ISSUED BY

[EQUITABLE VARIABLE LIFE INSURANCE LOGO]
EQUITABLE VARIABLE LIFE INSURANCE COMPANY
NEW YORK, N.Y.

PROSPECTUS DATED SEPTEMBER 30, 1987

--------------------------------------------------------------------------------
In this prospectus, "Equitable Variable", "we", "our", and "us" mean Equitable Variable Life Insurance Company. We are a wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, a New York mutual life insurance company (Equitable).

"You" and "your" mean the policyowner. We refer to the person who is covered by the policy as the "insured", because the policyowner may be someone other than the insured.

--------------------------------------------------------------------------------
The Champion(TM) (Policy Form No. 85-11) is a scheduled premium variable whole life insurance policy with a level face amount. The Death Benefit, Account Value and Cash Surrender Value of a policy may vary based on the investment experience of the assets supporting the policy; however, a policy's Death Benefit will never be less than its face amount.

You direct the allocation of your premiums, net of certain deductions, among one or more of the investment divisions of Equitable Variable's Separate Account I. The assets in each division are invested in corresponding portfolios of The Hudson River Trust. The Trust is the successor to The Hudson River Fund, Inc. pursuant to an Agreement and Plan of Reorganization dated September 30, 1987.

The prospectus for the Trust, attached to this prospectus, describes the investment objectives, policies and risks of each of the Trust's Portfolios. Currently, High Yield, Aggressive Stock, Common Stock, Balanced and Money Market Portfolios are available under the Champion.

This is a permanent life insurance policy which provides insurance coverage and requires periodic premium payments over time. When purchasing this policy, you should consider your ability to pay these premiums on a periodic schedule. During the policy's early years, if you fail to pay premiums or surrender your policy you will incur a significant surrender charge.

A policy is serviced through the regional Life Insurance Center listed on page 3 of the policy when issued. Equitable Variable's Home Office is 787 Seventh Avenue, New York, N.Y. 10019, telephone (212) 714-5289.

You have the right to examine this policy and return it to us for a refund.

Read this prospectus carefully and keep it for future reference. This prospectus is not valid unless attached to a current prospectus for The Hudson River Trust.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Replacing existing insurance with the policy described in this prospectus may not be to your advantage. We recommend that you consult with your Equitable agent or financial adviser to determine if replacement would be to your advantage.

--------------------------------------------------------------------------------
M-372
Copyright 1987 Equitable Variable Life Insurance Company. All rights reserved.

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TABLE OF CONTENTS
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                                                                            PAGE
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PART 1 -- SUMMARY                                                              1
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       FEATURES OF THE CHAMPION                                                1
       -------------------------------------------------------------------------
       USING YOUR ACCOUNT VALUE                                                1
       -------------------------------------------------------------------------
       INVESTMENT CHOICES OF THE CHAMPION                                      2
       -------------------------------------------------------------------------
       DEDUCTIONS AND CHARGES                                                  2
       -------------------------------------------------------------------------
       ADDITIONAL INFORMATION                                                  3
       -------------------------------------------------------------------------
       CONDENSED FINANCIAL INFORMATION                                         4
       -------------------------------------------------------------------------
       HYPOTHETICAL ILLUSTRATIONS                                              5
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PART 2 -- DETAILED INFORMATION ABOUT EQUITABLE VARIABLE AND THE TRUST          6
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       EQUITABLE VARIABLE                                                      6
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       EQUITABLE                                                               6
       -------------------------------------------------------------------------
          Equitable's Investment In Equitable Variable                         6
          ----------------------------------------------------------------------
          Donaldson, Lufkin & Jenrette, Inc.                                   6
       -------------------------------------------------------------------------
       INVESTMENT CHOICES                                                      6
       -------------------------------------------------------------------------
       THE SEPARATE ACCOUNT AND ITS DIVISIONS                                  6
       -------------------------------------------------------------------------
          A Unit Investment Trust                                              6
          ----------------------------------------------------------------------
          The Investment Divisions Of The Separate Account                     6
          ----------------------------------------------------------------------
          Other Policies Use The Separate Account                              7
          ----------------------------------------------------------------------
          We Own The Assets Of The Separate Account                            7
       -------------------------------------------------------------------------
       THE TRUST                                                               7
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       PREDECESSORS OF THE TRUST                                               7
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       INVESTMENT OBJECTIVES OF THE PORTFOLIOS                                 8
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       THE TRUST'S INVESTMENT ADVISER                                          8
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PART 3 -- DETAILED INFORMATION ABOUT THE CHAMPION                              9
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       PREMIUMS                                                                9
--------------------------------------------------------------------------------
          You Direct The Investment Of Your Premiums                           9
          ----------------------------------------------------------------------
          Premium Reductions For Non-Smokers                                   9
          ----------------------------------------------------------------------
          Illustration Of Premium Rates                                        9
       -------------------------------------------------------------------------
       DEDUCTIONS FROM PREMIUMS                                               10
       -------------------------------------------------------------------------
          Annual Administrative Charge                                        10
          ----------------------------------------------------------------------
          Additional First Year Administrative Charge                         10
          ----------------------------------------------------------------------
          Risk Charge                                                         10
          ----------------------------------------------------------------------
          Front-End Sales Load                                                10
          ----------------------------------------------------------------------
          State Premium Tax Charge                                            10
          ----------------------------------------------------------------------
          Example of Deductions From Premiums                                 11
       -------------------------------------------------------------------------
       SURRENDER CHARGE                                                       11
       -------------------------------------------------------------------------
       CHARGES AGAINST THE SEPARATE ACCOUNT                                   12
       -------------------------------------------------------------------------
          Cost of Insurance                                                   12
          ----------------------------------------------------------------------
          Charges For Mortality And Expense Risks                             12
          ----------------------------------------------------------------------
          Expenses Of The Trust                                               12
       -------------------------------------------------------------------------
       DEATH BENEFITS                                                         12
       -------------------------------------------------------------------------
       VARIABLE ADJUSTMENT AMOUNT                                             13
       -------------------------------------------------------------------------
          The Variable Adjustment Amount Is Cumulative                        14
          ----------------------------------------------------------------------
          Net Return                                                          14
          ----------------------------------------------------------------------
          How The Death Benefit Varies                                        14
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       ACCOUNT VALUES AND CASH SURRENDER VALUES                               15
       -------------------------------------------------------------------------
          How We Determine Account Value                                      15
          ----------------------------------------------------------------------
          How We Determine Cash Surrender Value                               15
       -------------------------------------------------------------------------
       POLICY LOANS                                                           15
       -------------------------------------------------------------------------
          How To Request A Loan                                               16
          ----------------------------------------------------------------------
          Repayment                                                           16
          ----------------------------------------------------------------------
          Policy Loan Interest                                                16
          ----------------------------------------------------------------------
          The Effect Of A Policy Loan                                         16
          ----------------------------------------------------------------------
          Additional Information About Adjustable Rates                       17
       -------------------------------------------------------------------------
       OTHER POLICY TRANSACTIONS                                              17
       -------------------------------------------------------------------------
          Returning The Policy For Cash                                       17
          ----------------------------------------------------------------------
          Transfers Among Investment Choices                                  18
          ----------------------------------------------------------------------
          When A Division Becomes Inactive                                    18
       -------------------------------------------------------------------------
       YOUR RIGHT TO EXAMINE THE POLICY                                       18
       -------------------------------------------------------------------------
       YOUR RIGHT TO EXCHANGE THE POLICY                                      18
       -------------------------------------------------------------------------
       YOUR POLICY CAN LAPSE                                                  19
       -------------------------------------------------------------------------
       OPTIONS ON LAPSE                                                       19
       -------------------------------------------------------------------------
          Payment Of Cash Option                                              19
          ----------------------------------------------------------------------
          Continued Insurance Option                                          19
          ----------------------------------------------------------------------
          Reinstatement Option                                                20
       -------------------------------------------------------------------------
       POLICY PERIODS, ANNIVERSARIES, DATES AND AGES                          20
       -------------------------------------------------------------------------
       LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY                            21
       -------------------------------------------------------------------------
       ADDITIONAL INFORMATION ABOUT THE CHAMPION                              21
       -------------------------------------------------------------------------
          When We Pay Proceeds                                                21
          ----------------------------------------------------------------------
          Your Payment Options                                                21
          ----------------------------------------------------------------------
          Additional Benefits You May Get By Rider                            22
          ----------------------------------------------------------------------
          Beneficiary                                                         23
          ----------------------------------------------------------------------
          Assignment                                                          23
          ----------------------------------------------------------------------
          Premium Payments By Salary Allotment                                23
          ----------------------------------------------------------------------
          Employee Benefit Plans                                              23
          ----------------------------------------------------------------------
          You Will Receive Periodic Reports                                   23
          ----------------------------------------------------------------------
          Dividends                                                           23
--------------------------------------------------------------------------------
PART 4 -- ADDITIONAL INFORMATION                                              24
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       TAX EFFECTS                                                            24
       -------------------------------------------------------------------------
          Policy Proceeds                                                     24
          ----------------------------------------------------------------------
          Pension And Profit Sharing Plans                                    24
          ----------------------------------------------------------------------
          Our Income Taxes                                                    25
          ----------------------------------------------------------------------
          Tax Reform                                                          25
          ----------------------------------------------------------------------
          Income Tax Withholding                                              25
       -------------------------------------------------------------------------
       YOUR VOTING PRIVILEGES                                                 25
       -------------------------------------------------------------------------
          General                                                             25
          ----------------------------------------------------------------------
          Voting Privileges Of Others                                         26
          ----------------------------------------------------------------------
          Determining Your Vote                                               26
          ----------------------------------------------------------------------
          Law Changes May Affect Your Voting Privileges                       27
       -------------------------------------------------------------------------
       OUR RIGHTS                                                             27
       -------------------------------------------------------------------------
          Substitution of Trust Shares                                        27
       -------------------------------------------------------------------------
       SALES AND OTHER AGREEMENTS                                             27
       -------------------------------------------------------------------------
          Sales By Agents Of Equitable                                        27
          ----------------------------------------------------------------------
          Commission Schedule                                                 28
          ----------------------------------------------------------------------
          Sales By Brokers                                                    28
          ----------------------------------------------------------------------
          Applications                                                        28
          ----------------------------------------------------------------------
          Joint Services Agreement                                            28
       -------------------------------------------------------------------------
       REGULATION                                                             28
       -------------------------------------------------------------------------
       LEGAL PROCEEDINGS                                                      28
       -------------------------------------------------------------------------
       LEGAL MATTERS                                                          28
       -------------------------------------------------------------------------
       FINANCIAL AND ACTUARIAL EXPERTS                                        29
       -------------------------------------------------------------------------
       ADDITIONAL INFORMATION                                                 29
       -------------------------------------------------------------------------
       MANAGEMENT                                                             29
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PART 5 -- ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
          SURRENDER VALUES, AND ACCUMULATED PREMIUMS                          32
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PART 6 -- FINANCIAL STATEMENTS                                                39
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THE PURPOSE OF THE POLICY WE ARE OFFERING IS TO PROVIDE INSURANCE PROTECTION FOR A POLICY'S BENEFICIARY. WE DO NOT CLAIM THAT THE POLICY IS IN ANY WAY SIMILAR TO OR COMPARABLE TO A MUTUAL FUND'S SYSTEMATIC INVESTMENT PLAN.
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OF THE CHAMPION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ANY SUPPLEMENT HERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY EQUITABLE VARIABLE.
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--------------------------------------------------------------------------------
PART 1 -- SUMMARY

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The summary contained in this Part 1 is qualified in its entirety by the more detailed information and financial statements appearing elsewhere in this prospectus. Unless indicated otherwise, this prospectus assumes that all premiums are paid on time and there is no outstanding policy loan. The description of The Champion in this prospectus is subject to the terms of the policy you buy and any supplement or endorsement to it. You may review a copy of our policy and any supplement or endorsement to it on request.

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FEATURES OF
THE CHAMPION

PREMIUMS. This policy requires premium payments on a regular basis (monthly, quarterly, semi-annually or annually) for life. We guarantee that a premium will not increase once it has been determined. The size of an annual premium depends on the initial face amount and the insured's risk class, age and sex. The initial face amount must be at least $50,000. Failure to pay premiums will result in the lapse of your policy. See "Surrender Charge" in Part 3.

For non-smokers who meet our requirements we reduce our premiums by approximately 7% for policies with face amounts under $200,000 and approximately 9% for larger policies.

DEATH BENEFIT. The Death Benefit under the policy may increase or decrease if the investment experience of the division or divisions of the Separate Account into which you choose to put your net annual premiums varies from the assumed investment return of 4-1/2%. The Death Benefit is adjusted annually on each policy anniversary. However, if the Account Value at the date of death, considered as a single premium, can buy more Death Benefit, then the Death Benefit will be this higher amount. The guaranteed minimum Death Benefit is the face amount of the policy regardless of the investment experience of the divisions of the Separate Account. See "Death Benefits" in Part 3.

ACCOUNT VALUE. We put your annual premiums, net of certain deductions, in one or more of the investment divisions of Equitable Variable's Separate Account I (the Separate Account). You decide whether your policy's net annual premium will be put entirely in one division or whether you want a percentage in two or more divisions.

The Account Value of a policy may vary daily to reflect the investment experience of the divisions of the Separate Account in which you have value. The Account Value is the tabular Account Value specified in the policy (based on a constant net investment return of 4-1/2% a year), adjusted for investment experience. Unlike the Death Benefit, which has a guaranteed minimum, we do not guarantee a minimum Account Value. You will bear the entire market risk for Account Value. You may request that all or part of your Account Value be transferred among the divisions of the Separate Account. See "Other Policy Transactions -- Transfers Among Investment Choices" in Part 3.

--------------------------------------------------------------------------------
USING YOUR
ACCOUNT VALUE

POLICY LOANS. You may borrow up to 90% of your policy's loan value during the first ten years and 100% thereafter. The loan value is based on your adjusted Cash Surrender Value. The Cash Surrender Value is the difference between the Account Value and the surrender charge which applies during the first ten policy years. Loans are available at a fixed interest rate of 5-1/2% or at an adjustable rate. The portion of your Cash Surrender Value equal to the amount you borrow is transferred out of the Separate Account and, therefore, is not affected by investment experience. You will, however, earn interest on amounts set aside to secure your loan. For a loan at a fixed interest rate of 5-1/2%, we will credit the assumed interest rate of 4-1/2%. For a loan at an adjustable rate, we will credit the adjustable loan interest rate less 0.75% (and less any charge for taxes) on the borrowed amounts. See "Policy Loans" in Part 3.

SURRENDERING YOUR POLICY FOR CASH. If you surrender your policy for cash, we will pay you the Cash Surrender Value less any outstanding loan and loan interest due. Subject to certain conditions, you may split your policy into two policies and return one for cash. See "Other Policy Transactions -- Returning The Policy For Cash" in Part 3.

TRANSFERS AMONG INVESTMENT CHOICES. You may transfer your Account Value among the divisions of the Separate Account up to four times in a policy year. See "Other Policy Transactions -- Transfers Among Investment Choices" in Part 3.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT CHOICES
OF THE CHAMPION

THE TRUST. Each division of the Separate Account invests in a corresponding portfolio (Portfolio) of The Hudson River Trust (the Trust), a "series" type mutual fund. Each Portfolio has different investment objectives. Currently, the following Portfolios are available for investment by the corresponding divisions of the Separate Account:

o High Yield
o Aggressive Stock
o Common Stock
o Balanced
o Money Market

INVESTMENT ADVISERS. Equitable Capital Management Corporation (Equitable Capital) is the investment adviser of the Trust. Equitable Capital is registered with the Securities and Exchange Commission (SEC) as an investment adviser under the Investment Advisers Act of 1940. The maximum effective annual rate at which the Trust pays advisory fees is 0.55% of the average daily value of a Portfolio's aggregate net assets. HOWEVER, WE CREDIT THE CHAMPION POLICIES SO THAT THE TRUST'S ADVISORY FEES DO NOT EXCEED A 0.25% EFFECTIVE ANNUAL RATE.

For a full description of the Trust, see the attached Trust prospectus and the Trust's Statement of Additional Information referred to therein.

--------------------------------------------------------------------------------
DEDUCTIONS AND
CHARGES

DEDUCTIONS FROM PREMIUMS. Your net annual premium is put into the Separate Account each year. Deductions are made from your payments for any optional insurance benefits, a front-end sales load at a maximum of 5% per year, state premium taxes, annual administrative expenses and a risk charge for the guaranteed minimum Death Benefit. In the first policy year we also deduct a fixed charge for expenses incurred in issuing the policy. See "Deductions From Premiums" in Part 3.

Commissions and other sales expenses in any year are paid by Equitable Variable. They do not represent a charge against your premiums. During the early policy years, these sales expenses will be considerably higher than the sales charges that will be collected for those years. See "Sales And Other Agreements" in Part 4.

CHARGES AGAINST THE SEPARATE ACCOUNT. The amount in the divisions of the Separate Account credited to your policy is decreased by the cost of your insurance protection. Also, the investment experience of the Separate Account reflects a daily charge we make at an effective annual rate of 0.50% of the value of the policy assets of the Separate Account for certain mortality and expense risks. In addition, we reserve the right to make a charge in the future for taxes or provisions made for taxes. Any charges against the divisions will have an impact on whether the divisions earn more than the assumed rate of 4-1/2% and whether your policy's Death Benefit increases above the guaranteed minimum. See "Charges Against The Separate Account" in Part 3.

EXPENSES OF THE TRUST. Shares of the Trust are purchased and redeemed at their net asset value which reflects management fees and other expenses already deducted from the assets of the Trust. The Trust does not impose a sales charge. See "The Trust" in Part 2.

SURRENDER CHARGE. If you surrender your policy or allow it to lapse before its tenth anniversary you will incur a surrender charge. The charge is a maximum of 22-1/2% of the premiums paid if the surrender is during the first policy year. Thereafter the percentage of total premiums declines until it reaches zero at the end of the tenth policy year. See "Surrender Charge" and "Your Policy Can Lapse" in Part 3.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL
INFORMATION

YOUR RIGHT TO EXAMINE THE POLICY. You have a limited right to return your policy for cancellation and a full refund of premiums paid. Your request must be postmarked by the latest of

o 10 days after you receive your policy; or
o 10 days after we mail a written Notice of Withdrawal Right; or
o 45 days after Part 1 of the policy application was signed.

Also, within 24 months of a policy's issue date, you may exchange it for a fixed whole life policy issued by us on the life of the insured without submitting proof of insurability.

INCOME TAXES. Generally, the Death Benefit paid to the beneficiary of this policy is not subject to Federal income tax. In addition, under current Federal tax law, you do not have to pay income tax on any increase in your Account Value unless the policy is surrendered or allowed to lapse. See "Tax Effects" in Part 4.

YOUR POLICY CAN LAPSE. This policy will remain in force for the life of the insured person unless you fail to pay premiums or unless the unpaid portion of any policy loan plus unpaid loan interest exceeds the Cash Surrender Value of your policy. See "Your Policy Can Lapse" in Part 3.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONDENSED
FINANCIAL
INFORMATION

The effective annual net rates of return for the Common Stock Division from the date on which premiums were first allocated to its predecessor, January 13, 1976, to December 31, 1986 was 14.36%. For the same period ended December 31, 1986, the average annual increase for the Standard and Poor's 500 Stock Index with dividends reinvested was 14.06%. (Standard and Poor's is an unmanaged index of groups of common stocks.)

The effective annual net rates of return for the Money Market Division from the date on which premiums were first allocated to its predecessor, August 21, 1981, to December 31, 1986 was 9.60%.

The tables below show the actual net returns of the Common Stock and Money Market Divisions of the Separate Account, as if the Reorganization discussed under "Predecessors Of The Trust" in Part 2 had always been in effect. The tables show the actual net returns of the predecessors of the Common Stock and Money Market Divisions operating as management investment companies prior to the Reorganization. The same results would have been achieved if the Separate Account had operated as a unit investment trust investing in the Trust for all the periods shown with the operations of the Trust having been as currently reported in the Trust's separate Prospectus and Statement of Additional Information. The tables break the net return into its component parts. The tables reflect mortality and expense risk charges but do not reflect cost of insurance charges. See "Charges Against the Separate Account."

When you examine the tables, remember that the percentages apply to a policy with its policy year starting on the first day of the periods shown and apply to a policy that would have been in force throughout the periods shown. Because they are determined each December 31, the percentages do not reflect the average net assets in the Common Stock and Money Market Divisions during those periods. To get a more complete picture of the Separate Account and its divisions, refer to the financial statements and related notes in the Statement of Additional Information for the Trust.

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COMMON STOCK DIVISION                                                                                                    January 13,
                                                          Year Ended December 31,                                            1976 to
                       ----------------------------------------------------------------------------------------------   December 31,
                         1986      1985     1984      1983      1982     1981      1980      1979     1978      1977      1976(a)(b)
                       -------------------------------------------------------------------------------------------------------------
NET RETURN:
Income(c)                1.55 %    2.92 %   3.22 %    2.65 %    4.64 %   4.02 %    4.35 %    3.91 %   4.06 %    3.49 %       2.63 %
Net realized and
   unrealized gain
   (loss) on
   investments          16.04 %   30.91 %  (4.68)%   24.06 %   13.58 %  (9.40)%   46.48 %   26.56 %   4.72 %  (12.26)%       7.00 %
                        -----     -----     ----     -----     -----     ----     -----     -----     ----     -----         ----
Gross Return            17.59 %   33.83 %  (1.46)%   26.71 %   18.22 %  (5.38)%   50.83 %   30.47 %   8.78 %   (8.77)%       9.63 %
Expense charges(c)       (.59)%    (.74)%   (.74)%    (.94)%    (.95)%   (.70)%   (1.13)%    (.98)%   (.81)%    (.69)%       (.77)%
                        -----     -----     ----     -----     -----     ----     -----     -----     ----     -----         ----
Net Return              17.00 %   33.09 %  (2.20)%   25.77 %   17.27 %  (6.08)%   49.70 %   29.49 %   7.97 %   (9.46)%       8.86 %
                        =====     =====     ====     =====     =====     ====     =====     =====     ====     =====         ====

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET DIVISION                                                Year Ended December 31,                         August 21, 1981
                                                            ------------------------------------------               to December 31,
                                                            1986     1985(d)   1984     1983      1982                    1981(a)(b)
                                                            ------------------------------------------------------------------------
NET RETURN:
Income(c)                                                   6.83 %   8.65 %   11.00 %   9.56 %   13.53%                     5.46 %
Net realized and unrealized gain (loss) on investments      0.03 %   (.09)%     .42 %   (.06)%     .03%                      .06 %
                                                            ----     ----     -----     ----     -----                      ----
Gross Return                                                6.86 %   8.56 %   11.42 %   9.50 %   13.56%                     5.52 %
Expense charges(c)                                          (.55)%   (.60)%    (.84)%   (.83)%    (.84)%                    (.35)%
                                                            ----     ----     -----     ----     -----                      ----
Net Return                                                  6.31 %   7.96 %   10.58 %   8.67 %   12.72%                     5.17 %
                                                            ====     ====     =====     ====     =====                      ====

--------------------------------------------------------------------------------

S(a) Date as of which net premiums under variable life policies were first allocated to the predecessor of the division.

(b) The gross return and the net return for the periods indicated are not annual rates of return.

(c) Subsequent to March 22, 1985, the advisory service fees have been deducted in arriving at income rather than as an expense charge.

(d) Net return for 1985 has been adjusted to reflect a recalculation of the net return of the division.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HYPOTHETICAL
ILLUSTRATIONS

The following illustrations are based on the assumptions that since January 1, 1976 The Champion policy had been available and the Separate Account and the Trust had been operating in the same manner as they now operate.

Each of these examples of past investment performance is for a specific age, sex, risk class, premium amount and policy anniversary. The benefits illustrated under this policy are calculated on the policy anniversary and do not represent the average net investment performance of our pre-Reorganization Separate Accounts during the policy year. The guaranteed minimum Death Benefit is the face amount of the policy and does not vary based on investment performance. The difference between the Account Value and the Cash Surrender Value is the surrender charge. These examples assume that net premiums and related Account Values and Cash Surrender Values are 100% in the respective divisions of the Separate Account for the entire period illustrated. PAST INVESTMENT RESULTS SHOULD NOT BE DEEMED A REPRESENTATION OF FUTURE INVESTMENT EXPERIENCE OF THE DIVISIONS OF THE SEPARATE ACCOUNT OR INVESTMENT PERFORMANCE OF THE TRUST.

For illustrations based on various constant hypothetical annual investment returns, see "Illustrations Of Death Benefits, Account Values And Cash Surrender Values, And Accumulated Premiums" in Part 5.

COMMON STOCK DIVISION. The following example shows how the net return of the Common Stock Division would have affected the Death Benefits, Account Values and Cash Surrender Values of an annual premium policy dated January 1, 1976. Assume a premium of $500 and that the insured was a 25 year old male on January 1, 1976.

                                  THE CHAMPION
--------------------------------------------------------------------------------
                      VARIABLE WHOLE LIFE INSURANCE POLICY
                       ($53,427 Face Amount Standard Risk)

-------------------------------------------------------------------------------------------------
                                                  Cash                                 Guaranteed
Policy Anniversary        Account            Surrender                Death               Minimum
on January 1 of             Value                Value              Benefit         Death Benefit
-------------------------------------------------------------------------------------------------
       1977               $  184               $   81               $53,496               $53,427
       1978                  448                  310                53,427                53,427
       1979                  859                  686                53,427                53,427
       1980                1,510                1,307                54,732                53,427
       1981                2,881                2,651                60,033                53,427
       1982                3,006                2,758                58,209                53,427
       1983                3,817                3,560                59,947                53,427
       1984                5,316                5,095                64,871                53,427
       1985                5,465                5,341                62,905                53,427
       1986                7,783                7,783                70,973                53,427
       1987                9,625                9,625                76,259                53,427
-------------------------------------------------------------------------------------------------

This example reflects net investment income credited at the assumed rate of 4-1/2% from January 1, 1976 to January 12, 1976, and an actual rate of return for the Common Stock Division assuming the investment performance of the Trust's Common Stock Portfolio was the same as that of our pre-Reorganization Separate Account I starting January 13, 1976.

MONEY MARKET DIVISION. The following example shows how the net return of the Money Market Division would have affected the Death Benefits, Account Values and Cash Surrender Values of an annual premium policy dated January 1, 1982. Assume a premium of $500 and that the insured was a 25 year old male on January 1, 1982.

                                  THE CHAMPION
--------------------------------------------------------------------------------
                      VARIABLE WHOLE LIFE INSURANCE POLICY
                       ($53,427 Face Amount Standard Risk)

-------------------------------------------------------------------------------------------------
                                                  Cash                                 Guaranteed
Policy Anniversary        Account            Surrender                Death               Minimum
on January 1 of             Value                Value              Benefit         Death Benefit
-------------------------------------------------------------------------------------------------
       1983               $  195                $   91              $53,562               $53,427
       1984                  573                   436               53,721                53,427
       1985                1,004                   831               54,076                53,427
       1986                1,444                 1,242               54,357                53,427
       1987                1,890                 1,660               54,548                53,427
-------------------------------------------------------------------------------------------------

PART 2 -- DETAILED INFORMATION ABOUT EQUITABLE VARIABLE
          AND THE TRUST

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EQUITABLE VARIABLE

Equitable Variable, a wholly-owned subsidiary of Equitable, was organized in 1972 in New York State as a stock life insurance company. We are licensed to do business in all 50 states, Puerto Rico, the Virgin Islands and the District of Columbia.

We sell both traditional and innovative forms of life insurance designed to give policyowners maximum choice and flexibility. In 1976 we began selling variable life insurance policies with death benefits that varied with the experience of each policy's investment account. In 1983 we began selling variable life insurance policies which could be purchased with a single premium payment. In 1986, we began selling an individual flexible premium variable life policy designed to provide insurance coverage with flexibility in death benefits and premium payments. We also sell single premium annuity contracts, fixed life insurance, term life insurance and universal life insurance.

At the end of 1986, we had approximately $9.7 billion face amount of variable life insurance in force and $47.1 billion face amount of fixed life insurance in force. We also had $1.9 billion of fixed annuity payment obligations.

Our financial statements and those of the Separate Account are in Part 6.

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EQUITABLE

Equitable is a New York mutual life insurance company that has its home office at 787 Seventh Avenue, New York, New York 10019.

Equitable has been in business since 1859. Its total assets make it the third largest life insurance company in the United States. On December 31, 1986, these assets were approximately $55 billion. Equitable is also one of the largest managers of pension fund assets in the United States. On December 31, 1986, Equitable and its subsidiaries were managing pension fund assets of $66.2 billion and total assets of $102.7 billion. These assets include amounts in our General Account, Equitable's General Account and separate accounts, and other accounts managed by Equitable and Equitable Capital.

On December 31, 1986, Equitable Capital was managing approximately $30 billion in assets. Equitable Capital acts as an investment adviser to various separate accounts and general accounts of Equitable and other affiliated insurance companies. Equitable Capital also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, and non-tax-qualified corporate funds, pension and profit-sharing plans, foundations and tax-exempt organizations.

EQUITABLE'S INVESTMENT IN EQUITABLE VARIABLE. Between the time Equitable Variable was organized and December 31, 1986, Equitable invested over $570 million in us. We have used the money to help meet operational costs and policy reserve requirements. Equitable will probably invest more money in us in the future, although it has no legal obligation to do so. Equitable's assets do not back the benefits that we pay under our policies.

DONALDSON, LUFKIN & JENRETTE, INC. Donaldson, Lufkin & Jenrette, Inc. (DLJ) is a wholly-owned subsidiary of Equitable. DLJ and its subsidiaries offer investment banking and securities services, market independently originated research to institutions and supply correspondent services, including order execution, securities clearance and other centralized financial services, to approximately 300 independent regional securities firms and 100 banks. To the extent permitted by law, we and our separate accounts, Equitable and its separate accounts, and companies affiliated with us, including the Trust, may engage in securities or other transactions with DLJ and its subsidiaries, including buying shares of affiliated investment companies.

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INVESTMENT
CHOICES

After making certain deductions from premiums, we put your net annual premiums in one or more of the divisions of the Separate Account. You decide how your policy's net annual premiums will be allocated. See "Premiums -- You Direct The Investment Of Your Premiums" in Part 3. The Separate Account also invests income or capital gains dividends received from the Fund in shares of the Fund.

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THE SEPARATE
ACCOUNT AND ITS
DIVISIONS

A UNIT INVESTMENT TRUST. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. This registration does not involve any supervision by the SEC of the management or investment policy of the Separate Account. A unit investment trust is a type of investment company.

THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT. The Separate Account has five investment divisions, each of which invests in shares of a corresponding Portfolio of the Trust. Currently, the Separate Account consists of High Yield, Aggressive Stock, Common Stock, Balanced and Money Market Divisions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE SEPARATE
ACCOUNT AND ITS
DIVISIONS
(continued)

OTHER POLICIES USE THE SEPARATE ACCOUNT. Owners of policies other than The Champion who have our variable life policies on a single premium basis, as well as on a periodic premium basis, also have monies placed in the Separate Account. We may also permit charges owed to us to stay in the Separate Account. Thus, we may also participate proportionately in the Separate Account. These accumulated amounts belong to us and we may transfer them from the Separate Account to our General Account.

WE OWN THE ASSETS OF THE SEPARATE ACCOUNT. Under New York law, we own the assets of the Separate Account and use them to support your policy and other variable life policies. The portion of the Separate Account's assets supporting these policies may not be used to satisfy liabilities arising out of any other business of ours. Under certain unlikely circumstances, one division of the Separate Account may be liable for claims relating to the operations of another division.

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THE TRUST

The Trust is an open-end diversified management investment company, more commonly called a mutual fund. As a "series" type of mutual fund, it issues several different "series" of stock, each of which relates to a different Trust Portfolio. The Trust does not impose a sales charge or "load" for buying and selling its shares. The Trust's shares are bought and sold by the Separate Account at net asset value. The Trust's custodian is The Chase Manhattan Bank, N.A.

The Trust sells its shares to separate accounts of insurance companies, both affiliated and not affiliated with Equitable. We currently do not foresee any disadvantages to our policyowners arising out of this. However, if we ever believe that any of the Trust's Portfolios is so large as materially to impair the investment performance of a Portfolio or the Trust, we will examine other investment options.

More detailed information about the Trust, its investment policies, risks, expenses and all other aspects of its operations, appears in its prospectus, which is attached to this prospectus, and in its Statement of Additional Information referred to therein.

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PREDECESSORS OF
THE TRUST

Pursuant to a Plan of Reorganization (Reorganization) approved at a meeting of our policyowners held on February 14, 1985, effective as of March 22, 1985, we restructured our Separate Accounts I and II into one separate account in unit investment trust form. To accomplish this restructuring, we converted our then existing Separate Account I, a Common Stock Account, and Separate Account II, a Money Market Account, into our continuing Separate Account I with two investment divisions: the Common Stock Division and the Money Market Division.

Our pre-Reorganization Separate Account I was established on June 28, 1973 and our pre-Reorganization Separate Account II was established on December 12, 1980. Both pre-Reorganization Separate Accounts were established under the insurance law of New York State as separate investment accounts.

On March 22, 1985, all of the assets and related liabilities of our former Separate Accounts I and II were transferred to the Common Stock and Money Market Portfolios of The Hudson River Fund, Inc., respectively, in exchange for shares in the Portfolios, and we ceased to be an investment adviser of our continuing Separate Account. The Separate Account no longer requires an investment adviser. The Reorganization did not change the policy values of then outstanding policies.

On September 30, 1987, pursuant to an Agreement and Plan of Reorganization approved by policyowners, The Hudson River Fund, Inc., a Maryland corporation, was reorganized as a Massachusetts business trust and its name was changed to The Hudson River Trust. Refer to the prospectus for the Trust for further information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT
OBJECTIVES OF THE
PORTFOLIOS

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each Portfolio will affect its return and its risks. Remember that the investment experience of the divisions of the Separate Account depends on the performance of the corresponding Portfolios. The policies and objectives of the Portfolios corresponding to the divisions available for investment under The Champion are as follows:

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Portfolio               Investment Policy                                       Objective
------------------------------------------------------------------------------------------------------------------------------------
High Yield              Primarily a diversified mix of high yield,              High return by maximizing current income and, to
                        fixed income securities involving greater               the extent consistent with that objective, capital
                        volatility of price and risk of principal and           appreciation
                        income than high quality fixed income securities

Aggressive Stock        Primarily common stocks and other                       Long-term growth of capital
                        equity-type securities issued by medium and
                        smaller sized companies with strong growth
                        potential

Common Stock            Primarily common stock and other equity-type            Long-term growth of capital and increasing income
                        instruments

Balanced                Common stocks, publicly-traded debt securities          High return through a combination of current
                        and high quality money market instruments               income and capital appreciation

Money Market            Primarily high quality short-term money market          High level of current income while preserving
                        instruments                                             assets and maintaining liquidity
------------------------------------------------------------------------------------------------------------------------------------

There is no guarantee that these objectives will be achieved.

--------------------------------------------------------------------------------
THE TRUST'S
INVESTMENT ADVISER

The Trust is advised by Equitable Capital, a wholly-owned subsidiary of Equitable. Equitable Capital is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Equitable Capital's address is 1285 Avenue of the Americas, New York, New York 10019.

We credit the divisions of the Separate Account daily to offset investment advisory fees of the Trust which exceed a 0.25% effective annual rate and all other Trust expenses except (a) all brokers' commissions, transfer taxes and other fees and expenses for services relating to purchases and sales of Portfolio investments and (b) any Trust income tax liabilities. Equitable capital provides services pursuant to an investment advisory agreement for a fee based on the following maximum effective annual percentages of the average daily value of the aggregate net assets of each of the Portfolios. These annual percentages for the Portfolios corresponding to the divisions available for investment under The Champion are: 0.40% for the Common Stock, Balanced and Money Market Portfolios, 0.50% for the Aggressive Stock Portfolio and 0.55% for the High Yield Portfolio.

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PART 3 -- DETAILED INFORMATION ABOUT THE CHAMPION

--------------------------------------------------------------------------------
PREMIUMS

The size and frequency of your premium payments depend on the initial face amount, the mode of payment selected, and your risk class, age and sex. We will charge an additional premium if an extra mortality risk is involved or if you want certain optional insurance benefits. In general, premium rates for females will be lower than those for males. In Montana there will be no distinctions based on sex. The minimum face amount of a policy you may apply for is $50,000. The policy may be issued to age 75. Before issuing any policy, we require satisfactory evidence of insurability. If we do not issue a policy, we will refund any premium that has been paid. (Equitable guarantees the refund.)

Your premium is due on or before the due date shown in the policy and may be paid annually, semiannually, quarterly or monthly. Monthly payments may be made through a direct automatic payment plan arranged with your bank. You may request a change in the frequency of your premium payment by writing to your regional Life Insurance Center. Regardless of the frequency of your premium payment, your net annual premium is put into the Separate Account on your policy anniversary.

Premiums are payable over time for the insured's lifetime. However, we guarantee that your premium will not increase once it has been determined. Premiums are not affected by the investment experience of the Separate Account. If you fail to pay your premiums your policy will lapse. See "Your Policy Can Lapse".

YOU DIRECT THE INVESTMENT OF YOUR PREMIUMS. You direct how your net annual premiums will be applied to the divisions of the Separate Account. You can put your whole net annual premiums in one or more divisions of the Separate Account. Percentages cannot be fractions and must add up to 100.

You make your initial decision on the application for your policy. You may write to your regional Life Insurance Center at any time requesting to change your decision. Regardless of when you make your request, changes go into effect only on the next policy anniversary because we allocate net annual premiums to the Separate Account only on policy anniversaries. It may not always be possible to make a change that is received less than seven days before a policy anniversary. In this case, the change will not go into effect until the policy anniversary following the entire next policy year.

PREMIUM REDUCTIONS FOR NON-SMOKERS. We offer premium reductions that vary with age, sex and face amount if the insured is a standard risk and meets additional requirements as to smoking habits. The reduction will be approximately 7% for policies with face amounts under $200,000 and approximately 9% for larger policies. Non-smoker rates are available for ages 20 and over.

ILLUSTRATION OF PREMIUM RATES. The following table shows premium rates for each $1,000 of face amount for a $50,000 policy, which is the minimum, and for a $200,000 policy, which is the amount where our rates per $1,000 go down.

--------------------------------------------------------------------------------
                      ILLUSTRATIVE TABLE OF ANNUAL PREMIUM
                           FOR EACH $1,000 FACE AMOUNT
--------------------------------------------------------------------------------
 Male         $50,000 FACE AMOUNT                   $200,000 FACE AMOUNT
Issue     ----------------------------          ----------------------------
  Age     Standard Risk     Non-Smoker          Standard Risk     Non-Smoker
--------------------------------------------------------------------------------
   10            $ 5.73           n.a.                 $ 5.00           n.a.
   25              9.41         $ 8.80                   8.68         $ 7.92
   40             17.63          16.43                  16.88          15.38
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PREMIUMS
(continued)

Premiums for semi-annual, quarterly and monthly periods will be higher per year than the annual premium. This is due to a charge for loss of interest and added billing and collection costs. The following table compares annual and monthly premiums for standard risks:

--------------------------------------------------------------------------------
                COMPARATIVE TABLE OF ANNUAL AND MONTHLY PREMIUMS
                           FOR EACH $1,000 FACE AMOUNT
--------------------------------------------------------------------------------
     Male
    Issue                                                % Excess Of Total
      Age       Initial                                   Monthly Premiums
(Standard          Face      Annual      Monthly      For Policy Year Over
     Risk)       Amount       Basis        Basis           Annual Premiums
--------------------------------------------------------------------------------
       10      $ 50,000      $ 5.73        $ .52                       8.9%
                200,000        5.00          .44                       5.6
       25        50,000        9.41          .84                       7.1
                200,000        8.68          .76                       5.1
       40        50,000       17.63         1.55                       5.5
                200,000       16.88         1.46                       3.8

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DEDUCTIONS FROM
PREMIUMS

ANNUAL ADMINISTRATIVE CHARGE. We charge $40 in each policy year for administrative expenses. The charge is designed to cover the continuing costs of maintaining your policy, such as premium billing and collection, claim processing, policy transactions, recordkeeping, communicating with policyowners, and other expenses and overhead.

ADDITIONAL FIRST YEAR ADMINISTRATIVE CHARGE. In the first policy year we make a one-time administrative charge of $3.00 for each $1,000 of initial face amount of a policy with a face amount under $200,000. This charge is $.50 for each $1,000 of initial face amount for larger policies. This first year administrative charge is applied to the cost of processing applications, conducting medical examinations, establishing policy records, and determining insurability and assigning the insured to a risk class.

RISK CHARGE. We charge 2% of the basic annual premium to provide for the possibility that an insured will die at a time when, based on the investment experience of the Separate Account, the Death Benefit that would ordinarily be paid is less than the guaranteed minimum Death Benefit of the policy. The basic annual premium is the total annual premium for a standard mortality risk policy minus the $40 annual administrative charge and minus the premiums for any optional insurance benefits you take.

FRONT-END SALES LOAD. We make a charge that can be considered a "sales load". Our front-end sales load will not be more than 5% of the basic annual premium for each year. Commissions and other sales expenses in any year are paid by Equitable Variable. They do not represent a charge against premiums. During the early policy years, these sales expenses are considerably higher than the front-end sales load charged against the premium for that year. See "Sales And Other Agreements" in Part 4. We expect to recover our total sales expenses over the lifetimes of the insureds partly from the front-end sales load and partly from the surrender charge. To the extent sales expenses are not covered by such sources, we will cover them from other funds.

STATE PREMIUM TAX CHARGE. We deduct 2% of the annual premium for the risk class of the insured to cover state premium taxes payable by us. These taxes vary from state to state and the 2% rate is an average.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEDUCTIONS FROM
PREMIUMS
(continued)

EXAMPLE OF DEDUCTIONS FROM PREMIUMS. The following example (using the policies shown in "Illustrations Of Death Benefits, Account Values And Cash Surrender Values, And Accumulated Premiums" in Part 5) shows what amount of net annual premium would be put into the Separate Account at the start of each policy year. The net annual premium is the basic annual premium less the additional first year administrative charge, risk charge, front-end sales load and state premium tax charge.

--------------------------------------------------------------------------------
                 ILLUSTRATIVE TABLE OF DEDUCTIONS FROM PREMIUMS
--------------------------------------------------------------------------------
                                       Male              Male              Male
               Beginning of    Issue Age 10      Issue Age 25      Issue Age 40
                Policy Year   Standard Risk     Standard Risk     Standard Risk
--------------------------------------------------------------------------------
                                $300 Annual       $500 Annual     $1,000 Annual
                                    Premium           Premium           Premium
                                    -------           -------           -------
    POLICIES UNDER $200,000
       (Initial Face Amount)       ($52,739)         ($53,427)         ($57,041)
                   1st Year           78.58            258.59            702.75
         2nd Year and later          236.80            418.87            873.87

                              $1,000 Annual     $2,000 Annual     $4,000 Annual
                                    Premium           Premium           Premium
                                    -------           -------           -------
 POLICIES $200,000 AND OVER
       (Initial Face Amount)      ($200,000)        ($231,133)        ($237,411)
                   1st Year          774.00          1,668.78          3,485.19
         2nd Year and later          874.00          1,784.35          3,603.90

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SURRENDER CHARGE

There is a difference between the Account Value and the Cash Surrender Value of our policy in the first ten policy years. This difference is a surrender charge, a contingent deferred sales load against your Account Value. It is designed to recover expenses of distributing policies which are terminated in their early years.

The surrender charge does not affect Account Value transfers among divisions of the Separate Account, Separate Account investment experience, Death Benefits or the 24-month exchange right to fixed life insurance.

The surrender charge is a maximum of 22-1/2% of the basic annual premiums (as defined in "Deductions From Premiums -- Risk Charge") paid if the policy lapses or is surrendered during the first policy year. Thereafter, the surrender charge is a percentage of all basic annual premiums paid. This percentage declines until it reaches zero at the end of the tenth policy year. The following table shows the maximum surrender charge assuming the surrender occurs at the end of a policy year.

--------------------------------------------------------------------------------
                           TABLE OF SURRENDER CHARGES
--------------------------------------------------------------------------------
     End of                 Maximum             End of                 Maximum
Policy Year        Surrender Charge        Policy Year        Surrender Charge
--------------------------------------------------------------------------------
          1                 22-1/2%                  6                      9%
          2                 15                       7                      8
          3                 12-1/2                   8                      6
          4                 11                       9                      3
          5                 10                      10                      0
--------------------------------------------------------------------------------

If you surrender your policy or allow it to lapse in the first ten years and receive its net Cash Surrender Value, you will incur the surrender charge. Options available on lapse of a policy, whether taken as cash or placed on an insurance option on lapse, are also based on its net Cash Surrender Value.

Since the loan of value of the policy is based on the amount of Cash Surrender Value rather than on the Account Value, the surrender charge has the effect of reducing the amount available for a policyowner to borrow under a policy.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHARGES AGAINST
THE SEPARATE
ACCOUNT

We support the operations of a policy by putting the net annual premium (see "Deductions From Premiums") into the division or divisions of the Separate Account which the policyowner chooses. We do this when the policy is issued and, after that, at the beginning of each policy year. Even though the gross premium will be higher for an insured who is a high risk than the gross premium for an insured who is a standard risk, any Account Value that may build up on a policy covering a high risk insured will be the same as the Account Value that would build up on a policy covering a standard risk insured of the same age and sex, for the same amount, and having the same date of issue and allocation to the divisions of the Separate Account. This is also true for an insured who is a non-smoker, even though the gross premium for a non-smoker insured will be lower than the gross premium for an insured who is a standard risk but not a non-smoker.

The policy is designed so that the net annual premium put in the divisions of the Separate Account does not vary with the risk class of the insured. Therefore, we charge a higher gross premium for an insured who is a high risk to cover the extra risk of mortality. We charge a lower gross premium for non-smokers because of the expected lower mortality.

COST OF INSURANCE. Once the net annual premium is placed into the divisions of the Separate Account we charge for the cost of insurance based on the sex and attained age for the amount at risk without regard to differences in risk class. The amount at risk on policy anniversaries is the Death Benefit payable less the amounts in the divisions of the Separate Account in which a policy participates (adjusted for any loans). The cost of insurance is based on the 1980 Commissioner's Standard Ordinary Mortality Table, and generally increases with attained age. The cost of insurance differs in each year because, based on this mortality table, the probability of death generally increases with attained age and the amount at risk is different year by year. The dollar amount of the cost of insurance also depends on investment experience of the divisions of the Separate Account in which a policy participates. The cost of insurance for females will generally be less than that for males. In Montana, there will be no distinctions based on sex.

The amount in the divisions of the Separate Account in which your policy participates is further decreased (after the cost of your insurance protection) by the following charges.

CHARGES FOR MORTALITY AND EXPENSE RISKS. We charge the Separate Account for the mortality and expense risks we assume. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated. If this occurs, we have to pay a greater amount of Death Benefits than we expected in relation to the premiums we received. The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated.

The charge is made daily at an effective annual rate of 0.50% of the value of the assets of each division of the Separate Account that are attributable to variable life policies. The money we collect from this charge may exceed the amount needed to cover benefits and expenses and would be our gain.

EXPENSES OF THE TRUST. The Separate Account purchases shares of the Trust at their net value which reflects the management fees and other expenses deducted from the assets of the Trust. The Trust does not impose a sales charge. See "The Trust" in Part 2.

--------------------------------------------------------------------------------
DEATH BENEFITS

We pay a Death Benefit (net of indebtedness) to the beneficiary of this policy when the insured dies. All or part of the Death Benefit can be paid in cash or applied under one or more of our payment options described under "Additional Information About The Champion -- Your Payment Options".

The Death Benefit will at least equal the face amount of the policy. Whether the Death Benefit is higher than this guaranteed minimum depends on the investment experience of the divisions of the Separate Account in which a policy participates. See "Illustrations Of Death Benefits, Account Values And Cash Surrender Values, And Accumulated Premiums" in Part 5.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEATH BENEFITS
(continued)

The Death Benefit will be the greater of (i) the guaranteed minimum Death Benefit, plus the sum (if positive) of the variable adjustment amounts (determined annually) in the divisions of the Separate Account in which you have Account Value, or (ii) the insurance coverage that can be purchased by the Account Value at the date of death.

The percentage change in the Death Benefit for any year is not the same as the net return for the preceding year and it is not necessarily related to current or future rates of inflation. In any year that the sum of the variable adjustment amounts increases (and is positive), the Death Benefit will increase. If the sum of the variable adjustment amounts is negative, investment experience cannot increase the Death Benefit above the guaranteed minimum until it has increased the variable adjustment amount of at least one division of the Separate Account so that the sum is positive. In any year that the sum of the variable adjustment amounts for the divisions decreases, the Death Benefit will decrease, unless it is already at the guaranteed minimum. See "Variable Adjustment Amount".

There is no guarantee that the investment experience of a division of the Separate Account, which will reflect the investment performance of the corresponding Portfolio of the Fund, will be sufficient to result in an increase in Death Benefits. However, the historical pattern of stock market investment performance has been one of long-range growth, and money market investments in recent years have returned more than 4-1/2%.

The amount of Death Benefit actually paid to the insured's beneficiary will be adjusted as of the date of the insured's death to reflect:

o any policy loans together with accrued interest;

o part of any unpaid premium due if the insured dies during the grace period;

o any premium paid for a period beyond the policy month in which the insured dies; and

o any insurance added to the policy by a rider.

In addition, we may challenge the validity of the policy based on material misstatement in the application or if the insured commits suicide within two years after the policy's date of issue. See "Limits On Our Right To Challenge The Policy".

If you have submitted an application and paid the first premium, we may, subject to certain conditions, provide a limited amount of temporary insurance on the person proposed to be insured. You may review a copy of our Temporary Insurance Agreement on request. Except as stated in the Temporary Insurance Agreement, no insurance will take effect: (a) until a policy is delivered and the full first premium for it is paid while the person proposed to be insured is living; (b) before the register date; and (c) unless the information in the application continues to be true and complete, without material change, as of the time the premium is paid.

--------------------------------------------------------------------------------
VARIABLE
ADJUSTMENT
AMOUNT

The variable adjustment amount for each division of the Separate Account is the amount of the Death Benefit that results from all past investment experience of that division. In the first policy year, the variable adjustment amount in each division of the Separate Account is zero. After that, the variable adjustment amount is the amount of insurance purchased by the difference between the actual rate of return and 4-1/2%. Therefore, a division's variable adjustment amount will not change in any year that the division's gross return minus the charges to that division results in a net return of 4-1/2%. If the net return is more than 4-1/2%, the variable adjustment amount will increase. The variable adjustment amount will increase because additional amounts of paid-up life insurance are purchased. If the net return is less than 4-1/2%, it will decrease. The variable adjustment amount will decrease because these additional amounts of paid-up life insurance are lost. The rates at which these additional amounts of paid-up life insurance are purchased or lost are based on sex and attained age and are guaranteed. These rates are specified in your policy when issued and generally increase with the attained age of the insured. The rates for females are generally lower than those for males; however, there will be no distinctions based on sex in Montana.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE
ADJUSTMENT
AMOUNT
(continued)

The variable adjustment amount for each division of the Separate Account is set on each policy anniversary. Once set, it remains the same for the following policy year. If it is set above the guaranteed minimum, we will be responsible for keeping it at that level until the next policy anniversary. You will bear the risk that it could drop on the next policy anniversary (but not below the guaranteed minimum).

THE VARIABLE ADJUSTMENT AMOUNT IS CUMULATIVE. Increases and decreases in the variable adjustment amount are carried into each succeeding year. The variable adjustment amount for a division of the Separate Account can be positive or negative. If it is positive, good investment experience will produce a larger variable adjustment amount. If it is negative, good investment experience must first offset the current negative variable adjustment amount before there can be a positive amount.

EXAMPLE: You were a 25 year old male when your policy was issued, and you have a variable whole life policy with a $500 annual premium (standard rates). Assume a hypothetical gross annual investment return of 0% for the first 9 policy years. This results in a negative variable adjustment amount. A net return of approximately 31.3% in the 10th policy year would affect the cumulative negative variable adjustment amount so that it would equal zero. Any net return above that would produce a positive variable adjustment amount. On the other hand, the negative variable adjustment amount may be offset over a number of years. Thus, if the gross return in the 10th policy year was 8% (net return of 7.19%), a net return of 7.19% in each of the seven following policy years would be required to produce a positive variable adjustment amount by the 18th policy year.

For a given net return, the greater the Account Value is in a division of the Separate Account, the greater the effect of investment experience on the variable adjustment amount. Therefore, in later policy years, when your total Account Value may be greater, investment experience may have a greater effect on the Death Benefit.

NET RETURN. The Death Benefit based on the net return of a division of the Separate Account is set on each policy anniversary. The net return depends on the division's investment experience from the first day of that policy year to the first day of the next policy year. It takes into account investment income, capital gains and capital losses (whether realized or unrealized) with respect to Trust shares owned by the division of the Separate Account and gains resulting from the reimbursement by us to the division of amounts corresponding to certain Trust expenses. The charges against the division are then deducted to determine the net return. The net return on a date during a policy year depends on the investment experience of the division from the first day of that policy year to that date and can effect Account Values, Cash Surrender Values and Death Benefits.

The net return of each division of the Separate Account is determined at the end of each business day. Generally, a business day is any day that we are open and the New York Stock Exchange is open. However, we are closed on Martin Luther King Day and the Friday after Thanksgiving Day.

The assets of each division of the Separate Account are valued by multiplying the number of Trust shares in each Division by the net asset value of such shares and is adjusted by the charge for mortality and expense risks. See the financial statements for the Separate Account in this prospectus.

The net return for a policy year is not the same as for a calendar year unless the policy anniversary is January 1.

A statement of the method we use to calculate net return is an exhibit to the Registration Statement we filed with the SEC. It will be furnished on request.

HOW THE DEATH BENEFIT VARIES. The following example shows how the Death Benefit varies from the guaranteed minimum as a result of investment experience. Assume that the insured was a 25 year old male when the policy was issued, that he has a variable whole life policy

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VARIABLE
ADJUSTMENT
AMOUNT
(continued)

with a $500 annual premium (standard rates) and that the gross annual return for each of the first six policy years was 8% for each division or their combination (which is equal to a net return of 7.19%). Use the amounts from the "Illustrations Of Death Benefits, Account Values And Cash Surrender Values, And Accumulated Premiums" in Part 5.

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                                                    Variable
                              Guaranteed          Adjustment              Death
                                 Minimum +            Amount =          Benefit
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End of policy year 5             $53,427             $   775            $54,202
Increase                              --                 322           322(0.6%)
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End of policy year 6             $53,427             $ 1,097            $54,524
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If the gross annual return in the sixth policy year had been 0% (equal to a net return of -.75%), the Death Benefit would have been $53,373 (a 1.2% decrease). This reflects a decrease in the variable adjustment amount of $629.

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ACCOUNT VALUES
AND CASH
SURRENDER VALUES

HOW WE DETERMINE ACCOUNT VALUE. Your Account Value is the sum on any date of your Account Values in each division of the Separate Account in which your policy participates. There is no guaranteed minimum Account Value. If no premium is due and unpaid, your Account Value in a division equals the tabular Account Value (stated in the policy as of the end of each policy year) multiplied by the allocation percentage in effect, increased or decreased by the aggregate net single premium specified in the policy for the variable adjustment amount for that division.

The tabular Account Value is what the Account Value for the policy would be if all of the divisions of the Separate Account in which you had funds had a constant net investment return of 4-1/2% a year. The premium allocation percentage is the percentage of your current net annual premium allocated to each of the divisions. The net single premium is the one-time net cost at your sex and attained age to purchase one dollar of Death Benefit, as specified in your policy.

Adjustments during a year reflect a division's investment experience, the cost of insurance, premium payments, any indebtedness and any Account Value transfers. The Account Values for substandard risk policies and non-smoker policies are the same as for comparable standard risk policies.

HOW WE DETERMINE CASH SURRENDER VALUE. Your policy's Cash Surrender Value will vary daily with investment experience. There is no guaranteed minimum Cash Surrender Value. Cash Surrender Value is the same as Account Value except in the first ten years of the policy. During the first ten policy years the Cash Surrender Value on any date will equal the tabular cash value (which is stated in your policy) increased or decreased by the net single premium for the variable adjustment amount for that division of the Separate Account. After the tenth policy year, the Cash Surrender Value will equal the Account Value. The difference between the Cash Surrender Value and the Account Value is a surrender charge. See "Surrender Charge".

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POLICY LOANS

You may borrow money, using only your policy as security, up to the loan value of your policy. The loan value is a percentage of your Cash Surrender Value on the next premium due date with two adjustments. The first adjustment assumes that the net investment return is exactly 4-1/2% a year from the date of the loan to the next premium due date. The second adjustment is a discount at 5-1/2% a year from that due date back to the loan date.

The maximum percentage of your adjusted Cash Surrender Value that you may borrow is 90% during the first ten policy years. It is 100% after the tenth policy year. If the policy has lapsed and is continued under either the fixed or variable reduced paid-up option on lapse, you may borrow up to 100% of the adjusted cash value.

If you borrow your policy's entire loan value, you increase your risk of having your policy end. This might happen if the combination of policy loan interest (as it builds up), the cost of

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POLICY LOANS
(continued)

insurance, asset charges against the Separate Account, and investment experience of the divisions of the Separate Account where you have Cash Surrender Value uses up the remaining value. See "Your Policy Can Lapse".

Unless it is being used to pay premiums, we will not grant a loan that is not at least $100 more than any outstanding loan with accrued interest. The amount of your premium will not be affected by the fact you have a loan or by how you repay the loan. If a loan is made after the due date of a premium, that premium will be subtracted from the loan proceeds. If you request a loan in order to pay a premium, we will charge loan interest from the date we make the loan even if it is before the premium due date.

HOW TO REQUEST A LOAN. You may request a loan by contacting our regional Life Insurance Center. We allocate a loan based on the net Cash Surrender Value in each division of the Separate Account on the date the loan is made. We reallocate loans if you transfer Account Value. Whenever the loan with accrued interest from one division equals or exceeds the Account Value in that division, that division will become inactive for your policy. We will transfer the total Account Value and loan allocation to the other divisions. See "Other Policy Transactions -- When A Division Becomes Inactive".

REPAYMENT. You may repay all or part of any outstanding loan with accrued interest at any time while the policy is in effect and the insured is alive. Your repayment, whether full or partial, will be allocated among the divisions of the Separate Account in proportion to the loan allocation to each division at the time of repayment. The amount of any outstanding loan with accrued interest will be deducted from the Death Benefit or Cash Surrender Value proceeds.

POLICY LOAN INTEREST. You decide whether interest on your policy loan will be charged at a fixed rate of 5-1/2% or an adjustable loan interest rate. The adjustable rate is determined as of the beginning of each policy year, and will apply to any new or outstanding loan during that year. The adjustable rate will be the greater of (i) 5-1/2%, or (ii) the Monthly Average Corporate yield shown in the Corporate Bond Yield Averages published by Moody's Investors Services, Inc., for the month ending two months before the beginning of the policy year. However, if you have elected an adjustable loan interest rate, it will be the same for a policy year after the first as it was for the immediately preceding policy year if the formula above would produce a change of less than 1/2 of 1% from the rate applicable to your policy for the preceding year.

Interest is charged daily and is payable by the policyowner on each anniversary. However, if it is not paid, it will be compounded on the policy anniversary because it will be added to the loan principal. As to the deductibility of loan interest, see "Tax Effects -- Policy Proceeds" in Part 4.

THE EFFECT OF A POLICY LOAN. A loan against your policy will have a permanent effect on your Death Benefit, Account Value and Cash Surrender Value under this policy, even if the loan is repaid. When you take out a loan, we transfer part of the Cash Surrender Value equal to the amount of the loan from the divisions of the Separate Account in which your policy participates to our General Account. This amount is set aside as security for your loan. In addition, unpaid interest on the policy loan will be transferred to our General Account from time to time. The amount taken out of the divisions of the Separate Account will neither be affected by the divisions' investment experience nor be subject to the charges described in "Charges Against The Separate Account", while the loan is outstanding. However, you will earn a return on this amount.

If you have chosen the fixed interest rate alternative, we will credit your policy with a 4-1/2% annual return on any amount transferred to our General Account as a result of your policy loan. This can protect Cash Surrender Value and Death Benefits from decreasing if investment experience is below 4-1/2%. It will also prevent them from increasing if investment experience is above 4-1/2%.

If you have chosen an adjustable loan interest rate, we will credit your policy with a rate of return which is 0.75% below the interest rate that is charged as a result of your policy loan,

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POLICY LOANS
(continued)

minus any charges for taxes or amounts set aside as a provision for taxes. (We are not making charges for taxes or provisions for taxes now but we may make such charges in the future. See "Tax Effects -- Our Income Taxes" in Part 4.) For example, if the adjustable loan interest rate were 10%, the credit rate would be 9.25%. If the adjustable loan interest rate were below 5-1/2%, the actual interest rate would be 5-1/2% and the credit rate would be 4.75%. Any amounts credited over 4-1/2% will increase your policy's Death Benefit, Account Value and Cash Surrender Value. If you elect the adjustable loan interest rate, you will bear the additional risk connected with changes in the annual credit rate. If the adjustable loan interest rate less 0.75% (and less any charge for taxes or provision for taxes) is greater than the net return for that year of the divisions of the Separate Account in which you have Account Value, then the Death Benefit and Cash Surrender Value for that year will be greater than if no loan were made. The reverse would also be true.

EXAMPLE: You were a 25 year old male when your policy was issued, and you have a variable whole life insurance policy with a $500 annual premium (standard rates). Use the illustration in Part 5, and assume an 8% gross annual investment return for each Division or their combination (which is a net return of 7.19%). Assume that at the beginning of the 10th policy year the Adjustable Loan Interest Rate is 9.79% (the actual rate for June, 1986). If you take a loan for $3,000 at the beginning of the 10th policy year, it will affect the Death Benefit, Account Value and Cash Surrender Value (before subtracting the amount of the loan with loan interest) in the 10th policy year as follows:

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                                              With Loan              With Loan
                          Without Loan      (Fixed Rate)      (Applicable Rate)
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Death Benefit                  $56,372          $55,999                $56,628
Account Value                    4,615            4,534                  4,670
Cash Surrender Value             4,615            4,534                  4,670
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ADDITIONAL INFORMATION ABOUT ADJUSTABLE RATES. We will notify you of the initial interest rate at the time a loan is made under the adjustable loan interest rate election. Initial loan interest rates are also available on request. We will also notify you in advance of each policy anniversary of the interest rate for the following policy year.

You may cancel your election of the adjustable loan interest rate in writing at any time, but the request will not take effect until the next policy anniversary. When the cancellation takes effect, the loan rate will revert to the fixed rate of 5-1/2%. Election or re-election of the adjustable loan interest rate may be made in writing at any time but will not take effect until the next policy anniversary even if no loan is outstanding.

Not all states have laws permitting adjustable policy loan interest rates. Some states permit adjustable rates but set maximums. Some states do not permit cancellation of an adjustable loan interest rate provision, and there are other variations from state to state. For details about the policy loan interest rate laws in your state, contact your agent or your regional Life Insurance Center.

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OTHER POLICY
TRANSACTIONS

RETURNING THE POLICY FOR CASH. During the insured's lifetime, and subject to our rules, your policy can be returned for payment of the Cash Surrender Value net of any indebtedness. The amount payable will be based on the net Cash Surrender Value next computed after we receive your signed request for payment of the Cash Surrender Value at your regional Life Insurance Center, accompanied by your policy. The insurance coverage will end on the date you send us the policy and your request.

As an alternative to surrendering your policy, you may request to split your policy into two policies. You may then return one policy for cash and continue the other based on the new initial face amount.

If you split a policy, each policy we continue must have a face amount of at least $50,000. The premium for the policy that continues will be based on the new initial face amount but the same age, sex and risk class as the original policy.

These are our current procedures, which may change.

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OTHER POLICY
TRANSACTIONS
(continued)

TRANSFERS AMONG INVESTMENT CHOICES. You may transfer Account Value among the divisions by contacting our regional Life Insurance Center. You may transfer all or part of your Account Value among the divisions of the Separate Account up to four times in a policy year. A transfer will go into effect on the day we receive your request. When Account Value is transferred a portion of the net annual premium is transferred as well. We reallocate loans if you transfer Account Value.

WHEN A DIVISION BECOMES INACTIVE. If you have a policy loan allocated to a division of the Separate Account and your Account Value plus remaining net annual premium less your loan (including accrued loan interest) in that division reaches zero, that division will become inactive for your policy. We will reallocate the loan to the other divisions of the Separate Account based on the proportions that your unloaned amounts in each of the other divisions bears to the unloaned amount of your total Account Value. A division will also become inactive for your policy if you transfer its entire Account Value to the other divisions. We will notify you when a division becomes inactive.

If a division of the Separate Account becomes inactive, the future variable adjustment amount, Account Value and net return will be affected. We will assume that you do not want to put any part of future net annual premiums into the inactive division. You can request us to put any part of a future net annual premium into the inactive division effective on the next policy anniversary after your request is received. You may also transfer Account Value into an inactive division from the other divisions.

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YOUR RIGHT TO
EXAMINE THE
POLICY

You have a right to examine the policy. If for any reason you are not satisfied with it, you may cancel it by returning the policy to your regional Life Insurance Center with a written request for cancellation. We will give you a full refund (guaranteed by Equitable) of the premiums paid if your request and policy are postmarked by the latest of the following:

o 10 days after you receive your policy; or

o 10 days after we mail a written Notice of Withdrawal Right; or

o 45 days after Part 1 of the policy application was signed.

Insurance coverage ends when you send your request.

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YOUR RIGHT TO
EXCHANGE THE
POLICY

You may exchange The Champion policy for a fixed whole life insurance policy on the life of the insured. The new policy will be our Life Account(TM) policy on a level premium whole life plan with premiums payable for life. You have this right for 24 months from the date your policy is issued, but only if no premium remains due and unpaid. The exchange will be effective when we receive your request, accompanied by your policy and an application for the fixed policy.

We will not require evidence of the insured's insurability before an exchange. The new policy's face amount will be the same as the initial face amount of The Champion policy. It will also have the same register date, date of issue and risk class. The premium for the new policy will be that in effect on the register date for the same sex, age and risk class.

There will be a cash adjustment on exchange. The adjustment will reflect the difference in premiums between the two policies. Since the exchange is based on premiums, the surrender charge will have no effect. There will also be an adjustment for the difference in the rates of return credited to the two policies because the Life Account policy has declared rates of return. We will refund or bill you for any amount due. We have filed a description of the method we use to calculate the adjustment with the appropriate state insurance officials.

Any policy loan with accrued interest must be repaid before the exchange. The exchange is also subject to limits described in the policy.

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YOUR POLICY
CAN LAPSE

Your policy can lapse if you fail to pay premiums or if the unpaid portion of any amount you have borrowed under your policy plus any unpaid loan interest exceeds the Cash Surrender Value of your policy. If your policy lapses within the first ten policy years you will incur a surrender charge. See "Surrender Charge".

We allow a grace period of 31 days to pay each premium after the first one. Insurance will continue during the grace period, but we will deduct one month's premium from the Death Benefit if the insured dies during the grace period. If a premium has not been paid by the end of the 31-day grace period, the policy will lapse as of the date the premium was due. When a policy lapses, any riders will end. All insurance may end unless the policy's net Cash Surrender Value is used under a continued insurance option on lapse.

Whenever the unpaid portion of any amount you have borrowed under your policy plus unpaid loan interest exceeds the Cash Surrender Value of your policy, we will send a notice to you and to anyone to whom you told us you assigned the policy. The policy will end 31 days after we send the notice unless you make a repayment during the 31-day period that is large enough to reduce your outstanding loan with accrued interest to below the total Cash Surrender Value of your policy.

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OPTIONS ON
LAPSE

If a policy lapses because a premium remains due and unpaid beyond its 31-day grace period, you may use one of the following options. A key element in these options is your policy's net Cash Surrender Value on any day for a period of up to three months after the unpaid premium was due. If you elect the reduced paid-up variable insurance option, the Cash Surrender Value used is on the date of lapse. Net Cash Surrender Value is Cash Surrender Value minus any policy loans with accrued interest on the date an option is used. If your policy has no net Cash Surrender Value, you cannot use the options.

PAYMENT OF CASH OPTION. You can withdraw the net Cash Surrender Value and receive payment in cash.

CONTINUED INSURANCE OPTION. Within three months from the date a policy lapses (which is the date the unpaid premium was due), you can use its net Cash Surrender Value to obtain one of two types of fixed life insurance plans. These are fixed reduced paid-up insurance or extended term insurance. If it is at least $5,000, you may also use your policy's net Cash Surrender Value to obtain a variable life insurance plan. This plan is variable reduced paid-up insurance. You will not have to pay any additional premium on any option because you are, in effect, using the net Cash Surrender Value of your variable life policy to buy continued life coverage.

If we do not receive a written request to use the fixed or variable reduced paid-up insurance option within three months after lapse, extended term insurance will automatically go into effect. The extended term insurance option may not be available under your policy if the insured's risk class is not at least standard. If so, that fact will be stated on page 3 of the policy and fixed reduced paid-up insurance will apply instead. If the insured dies after the grace period but within three months of the date of lapse, the fixed continued insurance option that would provide the greater benefit will automatically apply, regardless of any restriction stated on page 3 of the policy.

Here are details on the three types of plans offered under our continued insurance option.

o REDUCED PAID-UP VARIABLE INSURANCE. You may use the net Cash Surrender Value to buy reduced paid-up variable whole life insurance. The net Cash Surrender Value available to purchase this option must be at least $5,000. The net Cash Surrender Value determines the face amount that can be purchased at the insured's age at the time of purchase.

Reduced paid-up variable insurance has cash value. The cash value and death benefit will go up or down depending on the investment experience of the divisions of the Separate Account where you have cash value. The death benefit under this option has no guaranteed minimum. You may use the net cash value during the insured's lifetime for a loan or for cash payment. You may transfer cash value among the divisions up to four times in one year.

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OPTIONS ON
LAPSE
(continued)

EXAMPLE: You are a 30 year old male. Your variable life policy was issued when you were 25 and you have paid five $2,000 annual premiums. Use the illustration in Part 5, and assume a 4% gross annual investment return for each division of the Separate Account or their combination. At the end of the fifth policy year, your net Cash Surrender Value could buy reduced paid-up variable whole life insurance with an initial face amount of $36,318. After the fifth policy year, the face amount will continue to vary depending on the investment experience of the divisions in which the cash value is invested. There is no guaranteed minimum Death Benefit or Cash Value.

o REDUCED PAID-UP FIXED INSURANCE. You may use the net Cash Surrender Value to buy reduced paid-up fixed whole life insurance. The net Cash Surrender Value determines the face amount that can be purchased at the insured's age at the time of purchase. Paid-up insurance has cash value. You may use the net cash value during the insured's lifetime for a loan or for cash payment.

EXAMPLE: You are a 30 year old male. Your variable life policy was issued when you were 25 and you have paid five $500 annual premiums. Use the illustration in
Part 5, and assume a 4% gross annual investment return for each division of the Separate Account or their combination. At the end of the fifth policy year, your net Cash Surrender Value could buy reduced paid-up fixed whole life insurance with a face amount of $7,705 for life.

o EXTENDED TERM INSURANCE. If the insured's risk class is at least standard, you may use the net Cash Surrender Value to buy extended term insurance. The face amount will equal the Death Benefit under your variable life policy on the date of lapse minus any unpaid loan with accrued interest. The net Cash Surrender Value determines how long coverage will last at the insured's then attained age. It will last at least 90 days if the premium has been paid on the variable life policy for three months before lapse and there is no policy loan. Extended term coverage has cash value, but it cannot be used for a loan.

EXAMPLE: Assume the same facts as in the previous example. At the end of the fifth policy year, your net Cash Surrender Value could buy fixed extended term insurance with a face amount of $53,427 for a term of 11 years and 125 days.

REINSTATEMENT OPTION. You may request that we reinstate the policy during the insured's lifetime. You must make this request within five years after lapse. We will not reinstate the policy if it has been returned for its net Cash Surrender Value.

Before we will reinstate, we must receive evidence satisfactory to us of the insured's insurability. We must also receive the larger of all due and unpaid premiums with interest at 6% a year; or an amount equal to:

o the Cash Surrender Value just after reinstatement, MINUS

o the cash value of the option just before reinstatement, and further MINUS

o any policy loan with accrued interest at the annual loan interest rate compounded daily to the date of reinstatement, TIMES

o 110%.

If we do reinstate, the policy will have the same variable adjustment amount and premium allocation between the divisions of the Separate Account as if there had been no lapse.

If a policy has enough Cash Surrender Value at the time it lapses, it might be possible to reinstate it by requesting a policy loan for that purpose.

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POLICY PERIODS,
ANNIVERSARIES,
DATES AND AGES

Policy years and policy anniversaries are measured from the register date shown on page 3 of the policy when issued.

The register date is the day the net annual premiums you allocate to the divisions of the Separate Account first become subject to charges and begin to vary with the investment experience of the divisions. As to when insurance coverage under a policy starts, see "Death Benefits". The time between submission of an application and the register date will vary, depending on the underwriting and other requirements for issuing a particular policy. The register date will be the application date if the full first premium is paid with the application and no medical evidence is required. Otherwise the register date will normally be the date we receive the latest of the application, the full first premium and any required medical evidence.

The issue date, shown on page 3 of the policy when issued, is the date your policy is actually issued. Both the contestibility and suicide exclusion periods are measured from the issue date. See "Limits On Our Right To Challenge The Policy".

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LIMITS ON OUR
RIGHT TO
CHALLENGE
THE POLICY

We can challenge the validity of your insurance policy based on material misstatements in the application. However, we cannot challenge the validity of the policy after it has been in effect during the insured's lifetime for two years from the date of issue or reinstatement (unless another date is required by law). We can challenge at any time any rider that provides benefits in the event of total disability. If death occurs within the time we can challenge validity, our payment will generally be delayed while we determine whether to make such a challenge.

If the insured's age or sex is misstated in the policy application, the Death Benefit will be what the premium paid would have purchased based on the insured's true age and sex.

If the insured commits suicide within two years from the date the policy was issued or reinstated (or less where required by law), the Death Benefit will be limited to the sum of all premiums paid minus outstanding policy loans with loan interest.

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ADDITIONAL
INFORMATION ABOUT
THE CHAMPION

WHEN WE PAY PROCEEDS. Payment of the Death Benefit, Cash Surrender Value (net of indebtedness) or loan proceeds will be made within seven days after we receive the required form or request (and other documents that may be required for payment of the Death Benefit) at your regional Life Insurance Center. The Death Benefit is determined as of the date of death and will not be affected by the subsequent investment experience of the divisions of the Separate Account. We pay interest from the date of death to the date of payment at an annual rate greater than or equal to the rate we are paying under the deposit option described in "Payment Options" below. If an Equitable agent is assisting the beneficiary in preparing the documents required for payment of the Death Benefit, we will send the check to the agent within seven days after we receive all required documents. The agent will then deliver the check to the beneficiary. But we can delay payment if:

o we contest the policy;

o it is not reasonably practicable to determine the amount because the New York Stock Exchange is closed, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

o the SEC, by order, permits us to delay to protect our policyowners.

If your policy is being continued as fixed reduced paid-up or extended term insurance, we can delay payment of a loan or cash value for up to six months.

We will pay at least 3% interest a year if we delay paying the Cash Surrender Value or loan proceeds more than 30 days.

YOUR PAYMENT OPTIONS. The Death Benefit or the Cash Surrender Value may be paid (net of indebtedness) in one sum or you may choose another form of payment for all or part of the money. Payments under these options are not affected by the investment experience of any investment division of the Separate Account. Instead, interest accrues pursuant to the options chosen. If you do not arrange for a specific form of payment before the insured dies, the beneficiary will have this choice. However, if you do make an arrangement with us for how the money will be paid, the beneficiary cannot change the choice after the insured dies. Payment options will also be subject to our rules at the time of selection. Currently, these alternate payment options are only available if the proceeds applied are $2500 or more and if any periodic payment will be at least $25.

You have the following payment options:

o DEPOSIT OPTION: The money will stay on deposit with us for a period agreed upon. You will receive interest on the money at a declared interest rate.

o INSTALLMENT PAYMENT OPTIONS: There are two ways that we pay installments:

   FIXED PERIOD: We will pay the amount applied in equal installments plus applicable interest, for a specific number of years (not more than 30).

   FIXED AMOUNT: We will pay the sum in installments in an amount agreed upon. We will pay the installments until we pay the original amount, together with any interest earned.

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ADDITIONAL
INFORMATION ABOUT
THE CHAMPION
(continued)

o MONTHLY LIFE INCOME OPTION: We will pay the money as monthly income for life. You may choose any one of three ways to receive the income: We will guarantee payments for at least 10 years (called "10 Years Certain"); at least 20 years (called "20 Years Certain"); or until the payments we make equal the original sum (called "Refund Certain").

o OTHER: You may ask us to apply the money under any option that we make available at the time the Death Benefit or Cash Surrender Value is paid.

We guarantee interest under the Deposit Option at the rate of 3% a year, and under either Installment Option at 3-1/2% a year. We may also credit interest under the Deposit Option and under either Installment Option at a rate that is above the guaranteed rate.

The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that we would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of people who are entitled to receive payment and their successors, and the ways of proving age and survival.

You will make a choice of payment option (or any later changes) and your choice will take effect in the same way as it would if you were changing a beneficiary. (See "Beneficiary" below). Any amounts that we pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

ADDITIONAL BENEFITS YOU MAY GET BY RIDER. Your policy can include additional benefits that we approve based on our standards for issuing insurance and classifying risks. An additional benefit requires an additional premium. An additional benefit is provided by a rider that is subject to the terms of the policy. The following riders are available.

o WAIVER OF PREMIUM RIDER. With this rider, we will waive the premium if the insured person becomes totally disabled and the disability continues for six months. The disability must start before the policy anniversary nearest the insured's 60th birthday. If disability starts after that, we will waive the premium only up to the policy anniversary nearest the insured's 65th birthday.

o ACCIDENTAL DEATH BENEFIT RIDER. With this rider, we will pay a benefit if the insured dies from an accidental bodily injury before the policy anniversary nearest his or her 70th birthday.

o OPTION TO PURCHASE ADDITIONAL INSURANCE RIDER. With this rider, you have the right to buy additional insurance on the life of the insured at certain future dates. We will not require evidence of the insured's insurability when you use your right to buy additional insurance.

o SUPPLEMENTAL PROTECTIVE BENEFIT RIDER. With this rider, we will waive the premium if the insured is a child under age 15 on the date of issue and:

  the person who applied for the policy dies; or

  the person who applied for the policy is totally disabled for at least six months before the policy anniversary nearest his or her 60th birthday.

We will waive the premium only while the disability continues. In any case, we will not waive the premium that is due after the policy anniversary nearest the insured's 25th birthday.

o TERM INSURANCE RIDER. Several types of riders are available that provide for term insurance on the life of the insured or an additional insured.

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ADDITIONAL
INFORMATION ABOUT
THE CHAMPION
(continued)

BENEFICIARY. You name your beneficiary when you apply for your policy. You may change the beneficiary during the insured's lifetime by writing to your regional Life Insurance Center. If no beneficiary is living when the insured dies, the Death Benefit will be paid in equal shares to the insured's surviving children. If there is no surviving child, the Death Benefit will be paid to the insured's estate.

ASSIGNMENT. You may assign the policy as collateral for a loan or other obligation. We are not responsible for any payment we make or action we take before we receive a copy of the assignment at your regional Life Insurance Center.

PREMIUM PAYMENTS BY SALARY ALLOTMENT. If your employer permits you to pay insurance premiums by deduction from your salary, and you choose to do so, we may offer you temporary fixed insurance in the amount applied for (subject to a maximum of $250,000). This insurance will be without charge (except that a premium will be deducted from any fixed death benefit). Once we receive the first payment from your employer, the fixed insurance will be discontinued and The Champion policy will begin.

EMPLOYEE BENEFIT PLANS. Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of The Champion in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

YOU WILL RECEIVE PERIODIC REPORTS. As a policyowner, you will receive an annual statement about your policy giving you the status as of the first day of the current policy year of:

o the way the net annual premium is divided among the divisions of the Separate Account;

o the Death Benefit;

o the Account Value and Cash Surrender Value; and

o your outstanding policy loans.

Notice will also be sent to your for policy issuance, transfers of funds among divisions of the Separate Account and certain other policy transactions.

We will not send you an annual statement for any year your policy is in effect under extended term insurance or reduced paid-up fixed insurance.

You will receive a billing notice each year showing accrued interest for the past policy year if you have a policy loan outstanding.

We will also send you semiannual and annual reports with financial information on the Separate Account and the Trust (including a list of the investments held by each Portfolio in which the divisions of the Separate Account invest) as required by the 1940 Act.

DIVIDENDS.  No dividends will be paid on The Champion policy.

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PART 4 -- ADDITIONAL INFORMATION

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TAX EFFECTS

POLICY PROCEEDS. The Tax Reform Act of 1984 (1984 Act) includes a definition of life insurance for tax purposes. Generally, The Champion policy meets this definition of life insurance and receives the same Federal income tax treatment as fixed benefit life insurance. Thus:

o Death Benefits under The Champion policy will generally be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code (Code) and

o the policyowner will not generally be considered to have received any increases in the Account Value due to interest or investment experience before a surrender or lapse of the policy.

In general, if you surrender your policy or allow it to lapse, you will not be taxed on the amount you receive, except for the portion that, together with any unpaid loan and loan interest, exceeds the premiums you have paid.

A split of the policy into two policies followed by a return of one for cash, or an exchange referred to under "Your Right To Exchange The Policy" in Part 3, may result in taxable income to the policyowner depending on the circumstances. We suggest you consult your tax adviser.

The 1984 Act also gives the Secretary of the Treasury authority to set standards for diversification of the investments underlying variable life insurance policies in order for such policies to be treated as life insurance. On September 15, 1986, Treasury issued temporary regulations regarding the diversification requirements. Failure to meet these diversification requirements would disqualify The Champion as a variable life insurance policy under Section 7702 of the Code. If this were to occur, you would be taxed on the amount your Account Value exceeds the premiums you have paid. We believe that the investments underlying The Champion are in compliance with the requirements. We do not anticipate any problems with the investments continuing to meet the requirements.

You will not be taxed on amounts transferred among investment choices within your Policy Account. We also believe that loans received under the policies will be treated as indebtedness of the policyowner, and that no part of any loan under a policy will constitute income to the owner. Generally, a portion of the interest on loans under life insurance policies (other than single premium policies) is deductible subject to certain limitations. For future years, most policy loan interest will no longer be deductible. See "Tax Reform" below.

Death Benefits under The Champion policy will generally be includable in the estate of the insured for purposes of Federal estate tax. Federal estate tax is integrated with Federal gift tax under a unified gift rate schedule. Federal estate tax is imposed on distributions at graduated rates from 37% to 55% (with the maximum rate applying to distributions in excess of $3,000,000). In general, estates not in excess of $600,000 are exempt from Federal estate tax. In addition, an unlimited marital deduction applies for Federal estate tax purposes.

The individual situation of each policyowner or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of Federal estate tax as well as state and local estate, inheritance and other taxes. Again, we suggest you consult your tax adviser.

See the prospectus for the Trust for a discussion of the Trust's tax aspects, including the diversification requirements.

PENSION AND PROFIT-SHARING PLANS. If policies are purchased by a trust which forms part of a pension or profit sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the Federal income tax treatment of such policies will be somewhat different from that described above. We suggest you consult your legal or tax adviser.

If purchased as part of a pension or profit-sharing plan, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually as an addition to wages and salaries on the Form W-2 furnished by the employer who is maintaining the plan.

Second, if the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the Death Benefits over the Account Value will not be subject to Federal income tax. However, the Account Value will be taxable to the extent it exceeds the sum of $5,000 plus the participant's cost basis in the policy. The participant's cost basis will include the costs of insurance previously reported on the participant's Form W-2. Special rules may apply if the participant had borrowed from his policy or was an owner-employee under the plan.

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There are limits on the amount of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. We suggest you consult your legal or tax adviser prior to purchase of this policy by a pension or profit-sharing plan.

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TAX EFFECTS
(continued)

OUR INCOME TAXES. Under the life insurance company tax provisions of the Code, as amended by the 1984 Act, variable life insurance is treated in a manner consistent with fixed life insurance. The operations of the Separate Account are included in the Federal income tax return of Equitable Variable. Under current tax law, Equitable Variable pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. Consequently, no charge is currently being made to the divisions of the Separate Account for our Federal income taxes. We reserve the right, however, to make such a charge in the future, if the law changes and we incur Federal income tax which is attributable to the Separate Account. If such a charge is made, it would be set aside as a provision for taxes which we would keep in the affected Division rather than in our general account. We anticipate that our variable life policyowners will benefit from any investment earnings that are not needed to maintain this provision.

We may have to pay state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not substantial. If they increase, however, charges may be made for such taxes when they are attributable to the Separate Account.

TAX REFORM. Under the Tax Reform Act of 1986, the deduction for policy loan interest is being phased out over a five year period (35% of such interest would not be deductible in 1987, 60% in 1988, 80% in 1989, 90% in 1990 and 100% in
1991). Interest on loans taken under policies purchased or carried as part of a trade or business is subject to special rules.

INCOME TAX WITHHOLDING. Federal tax law requires us to withhold income tax from any portion of your surrender proceeds that is subject to tax, unless you request us not to withhold.

If you surrender your policy and do not advise us in writing that you do not want us to withhold Federal income tax before the date payment must be made, we are required by law to withhold tax from the surrender payment.

If you elect not to have tax withheld from the surrender payment, or if the mount of Federal income tax withheld is insufficient, you may be responsible for payment of tax. You may incur penalties under the tax rules if your withholding and estimated tax payments are not sufficient. You may wish to consult you tax adviser.

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YOUR VOTING
PRIVILEGES

GENERAL. As we have already said, all assets held in the divisions of the Separate Account are invested in shares of the corresponding Portfolios of the Trust. We are the legal owners of those shares and as such have the right to vote upon certain matters at any meeting of the Trust's shareholders that may be held. Among other things, we may vote on any matters described in the Trust's prospectus or Statement of Additional Information that require a shareholder vote or requiring a vote by shareholders under the Investment Company Act of 1940.

However, in accordance with our view of current Federal securities law requirements, we will offer you the opportunity to instruct us as to how Trust shares allocable to your policy and held by us in the Separate Account will be voted on these matters. We will vote the shares of the Trust at meetings of shareholders of the Trust in accordance with your instructions. Thus, you will have the right to have a voice in the affairs of the Trust. Trust shares held in each division of the Separate Account for which no timely instructions from policyowners are received will be voted by us in the same proportion as shares in that division for which instructions are received. We will also vote any Trust shares that we are entitled to vote directly due to amounts we have accumulated in the Separate Account in the same proportions that all policyowners vote, including those who participate in other Separate Accounts. See "Your Voting Privileges -- Voting Privileges of Others".

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YOUR VOTING
PRIVILEGES
(continued)

Each policy having a voting interest will be sent proxy material and a form for giving voting instructions. If required by state insurance officials, we may disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Trust's Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Trust's Portfolios. In addition, we may disregard voting instructions in favor of changes initiated by a policyowner or the Trust's Board of Trustees in the investment policy or the investment adviser of a Portfolio, provided that our disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law, the proposed advisory fee would be higher than we are permitted to pay by the terms of our variable life policies, or the charge would lead to an adverse effect on our general account because it would result in unsound or overly speculative investments. We will advise policyowners if we do disregard voting instructions, and give our reasons for such actions in the next semiannual report we send to policyowners.

All Trust shares of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Portfolios differ. In such a case, the voting is on a Portfolio-by-Portfolio basis. Approval or disapproval by the shareholders in one Portfolio on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Portfolio; and shareholders in a Portfolio not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Portfolio-by-Portfolio vote are changes in the fundamental investment policy or restrictions of a particular Portfolio and approval of the investment advisory agreement.

VOTING PRIVILEGES OF OTHERS. Currently, we control the Trust. Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated or unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of owners of The Champion, we currently do not foresee any disadvantages to our policyowners arising out of this. The Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that the Trust's response to any of those events insufficiently protects our policyowners, we will see to it that appropriate action is taken to protect our policyowners.

DETERMINING YOUR VOTE. If all your Account Value is in one division of the Separate Account, you can only participate in the voting of the shares in the Portfolio that corresponds to that division. If your Account Value is divided among the divisions, you are entitled to participate in the voting of the shares of each of the Portfolios which correspond to those divisions.

The number of Trust shares held in each division of the Separate Account attributable to your policy for purposes of your voting privilege will be determined by dividing your policy's Account Value (less any policy indebtedness) allocable to that division by the net asset value of one share of the corresponding Portfolio as of the record date for the Trust's shareholder meeting. The record date for this purpose will not be more than 90 days before the meeting of the Trust. Fractional shares are counted.

EXAMPLE: Your policy has an Account Value of $3,000, 50% of which is attributable to the Common Stock Division and 50% of which is attributable to the Money Market Division. Assuming the net asset value of one share in each Trust Portfolio is $100, you would have the privilege of voting 30 shares. You will have the privilege of instructing us regarding 15 votes in each of these divisions.

EXAMPLE (ASSUMING AN OUTSTANDING LOAN): Assuming the same facts as in the preceding example and also that you have a $1,000 loan (including interest) equally allocated between the Common Stock and Money Market Divisions, you would be entitled to 10 votes in each of these Divisions, or an aggregate of 10 fewer votes.

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YOUR VOTING
PRIVILEGES
(continued)

LAW CHANGES MAY AFFECT YOUR VOTING PRIVILEGES. The Separate Account is required by Federal securities laws or regulations as currently interpreted to have policyowners instruct us as to the Trust's voting rights. However, if amendments to or interpretations of those laws or regulations change what must be voted on, or restrict the matters for which policyowners are given the opportunity to provide voting instructions, we will in turn change what is submitted to policyowners.

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OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will always attempt to comply with applicable laws before we take any of these actions. If necessary, we will seek approval by policyowners.

Specifically, we reserve the right to:

o add divisions to or remove divisions from the Separate Account;

o combine any two or more divisions within the Separate Account;

o transfer assets of the variable life policy offered by this prospectus, as well as the assets of our other variable life policies, from one division to another (if we do, we will withdraw proportional amounts of each investment in the division, but we will also make whatever adjustments are needed to avoid odd lots and fractions);

o operate the Separate Account as a management investment company under the 1940 Act, or in any other form the law allows (if we do, we may invest the assets in any legal investments and we or one of our affiliates, such as Equitable Capital, will serve as investment adviser and charge the Separate Account an advisory fee);

o end the registration of the Separate Account under the 1940 Act;

o operate the Separate Account under the general supervision of a committee made up of individuals all of whom may be, under the 1940 Act, interested persons of us or of Equitable or discharge such committee.

SUBSTITUTION OF TRUST SHARES. Although we believe it to be highly unlikely, it is possible that, in our judgment, one or more of the Portfolios of the Trust may become unsuitable for investment by the Separate Account because, for example, of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. For those or other reasons, we may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before we can do this, we would obtain the approval of the SEC, and possibly one or more state insurance departments, to the extent legally required.

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SALES AND OTHER
AGREEMENTS

Equitable Variable and Integrity Life Insurance Company, a wholly-owned subsidiary of Equitable, are the principal underwriters for the Trust pursuant to a Distribution Agreement. Under the Distribution Agreement, we have entered into a Sales Agreement with Equitable by which Equitable will distribute our policies.

Both Equitable Variable and Equitable are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and we are each a member of the National Association of Securities Dealers, Inc. We are also the principal underwriter for our policies funded through our Separate Account I and our other policies funded through our Separate Account FP, which is also a registered investment company. (Equitable may also be deemed a principal underwriter for our policies.)

SALES BY AGENTS OF EQUITABLE. We sell The Champion policy through agents who are licensed by state insurance officials to sell our variable life policies. These agents are also registered representatives of Equitable.

Under the Sales Agreement, agents receive commissions from Equitable for selling our policies. We reimburse Equitable for these commissions. We also reimburse Equitable for other expenses incurred in marketing and selling our policies. These expenses include agency and district managers' compensation, agents' training allowance, deferred compensation, insurance benefits of agents and agency and district managers, and agency clerical and advertising expenses.

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SALES AND OTHER
AGREEMENTS
(continued)

COMMISSION SCHEDULE. Agents receive the equivalent of up to 50% of the premium payable in the first policy year. In the second policy year, agents receive up to 10% of the premium paid for that year. In the third, fourth and fifth policy years, agents receive up to 8% of the premium paid in each year. In the sixth through tenth policy years, agents receive up to 5% of the premium paid in each year. After that, agents receive up to 2% of the premium paid in each year.

Agents with less than three full years of service with Equitable may be paid differently.

Agents who meet certain production and persistency standards in selling our policies and Equitable policies will be eligible for added compensation. Agents who meet certain lifetime production standards will be eligible to receive increased fees for servicing our policies. Agents also are eligible for added compensation for servicing our policies when there is no assigned soliciting agent.

SALES BY BROKERS. We also sell The Champion policy through independent brokers who are licensed by state insurance officials to sell our variable life policies. They will also be registered representatives either of Equitable or of another company registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934. The commissions for independent brokers will be no more than those for agents. Commissions will be paid through the registered broker-dealer.

APPLICATIONS. When an application for The Champion policy is completed, it is submitted to us. Based on the information in the application and our standards for issuing insurance and classifying risks, a policy may be issued. If a policy is not issued, we will refund any premium that has been paid. (Equitable guarantees the refund.)

JOINT SERVICES AGREEMENT. In addition to acting as distributor for The Champion policy, Equitable performs certain other sales and administrative duties for us. Equitable does this pursuant to a written agreement. The agreement is automatically renewed each year, unless either party terminates.

Under this agreement, we pay Equitable for salary costs and other services and an amount for indirect costs incurred through our use of Equitable personnel and facilities. We also reimburse Equitable for sales expenses related to business other than variable life policies. The amounts paid or accrued to Equitable by us under sales and joint services agreements totalled approximately $249.4 million in 1986, $225.7 million in 1985 and $164.8 million in 1984.

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REGULATION

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to insurance laws and regulations in every jurisdiction where we sell our policies. We submit annual reports on our operations and finances to insurance officials in these jurisdictions. The officials are responsible for reviewing our reports to be sure we are financially sound and that we are complying with applicable laws and regulations.

The Champion has been approved in each of the 50 states, Puerto Rico and the Virgin Islands.

We are also subject to various Federal securities laws and regulations.

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LEGAL PROCEEDINGS

We are not involved in any material legal proceedings.

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LEGAL MATTERS

The legal validity of the policies described in this prospectus has been passed on by Herbert P. Shyer, who is Executive Vice President and General Counsel of Equitable.

The Washington, D.C. law firm of Freedman, Levy, Kroll & Simonds has advised Equitable Variable with respect to certain matters relating to Federal securities laws.

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FINANCIAL AND
ACTUARIAL EXPERTS

The financial statements of the Separate Account and of Equitable Variable in this prospectus have been examined by the accounting firm of Deloitte Haskins & Sells, our independent auditors, to the extent stated in their opinions, and their opinions on them are part of this prospectus. We have relied on the opinions of Deloitte Haskins & Sells given upon their authority as experts in accounting and auditing.

Actuarial matters in this prospectus have been examined by Joseph O. North, Jr., F.S.A., M.A.A.A., who is Vice President and Actuary of Equitable Variable and a Vice President and Actuary of Equitable. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.

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ADDITIONAL
INFORMATION

We have filed with the SEC a Registration Statement relating to the Separate Account and the variable life policy described in this prospectus. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If you would like the additional information, you may obtain copies of that document from the SEC's main office in Washington, D.C. You will have to pay a fee for the material.

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MANAGEMENT

Here is a list of our directors and officers and a brief statement of their business experience for the past five years. Unless otherwise noted, the following persons have been involved in the management of Equitable and its subsidiaries in various positions for the last five years. Unless otherwise noted, their address is 787 Seventh Avenue, New York, New York 10019.

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DIRECTORS
NAME AND PRINCIPAL                          BUSINESS EXPERIENCE
BUSINESS ADDRESS                            WITHIN PAST FIVE YEARS
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Harry Douglas Garber......................  Vice Chairman of the Board, Equitable, since February 1984; prior thereto, Executive
                                            Vice President and Chief Financial Officer. Director, Equitable Investment Corporation
                                           (EIC) and Genesco, Inc. Former Chairman and Chief Executive Officer, Equitable Variable.

Glenn Howard Gettier, Jr. ................  Executive Vice President and Chief Financial Officer, Equitable, since December 1984;
                                            prior thereto, Partner, Peat, Marwick, Mitchell & Co.

Richard Hampton Jenrette..................  Vice Chairman, Chief Investment Officer and Director, Equitable. Chairman, Donaldson,
                                            Lufkin and Jenrette, Inc., since February 1985; prior thereto, Chairman and Chief
                                            Executive Officer. Director, Equitable Capital Management Corporation (Equitable
                                            Capital) and various other Equitable subsidiaries.

William Thomas McCaffrey..................  Executive Vice President, Equitable, since March 1986; prior thereto, various other
                                            Equitable positions.

Francis Helmut Schott.....................  Senior Vice President and Chief Economist, Equitable.

Leo Martin Walsh, Jr. ....................  Senior Executive Vice President, Director and Chief Operating Officer, Equitable, since
                                            July 1986; prior thereto, Executive Vice President, Director and Chief Investment
                                            Officer. Chairman, EIC since July 1986; prior thereto, President and Chief Executive
                                            Officer. Director, Equitable Capital and various other Equitable subsidiaries.

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DIRECTORS
NAME AND PRINCIPAL                          BUSINESS EXPERIENCE
BUSINESS ADDRESS                            WITHIN PAST FIVE YEARS
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Peter Rawlinson Wilde.....................  Executive Vice President, Equitable, since July 1984. Director, Integrity Life
                                            Insurance Company (Integrity) and National Integrity Life Insurance Company (National
                                            Integrity). Chairman and Chief Executive Officer, Equitable Variable, from November
                                            1984 to December 1986. Chief Financial Officer, CIGNA Corporation, from April 1983 to
                                            June 1984; prior thereto, Senior Vice President.

Brian Fredrick Wruble.....................  Chairman, President and Chief Executive Officer, Equitable Capital. Executive Vice
                                            President, Equitable, since September 1984; prior thereto, various other Equitable positions.

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OFFICER -- DIRECTORS
NAME AND PRINCIPAL                          BUSINESS EXPERIENCE
BUSINESS ADDRESS                            WITHIN PAST FIVE YEARS
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Robert Wayne Barth........................  Chairman and Chief Executive Officer, Equitable Variable, since December 1986;
                                            President and Chief Operating Officer, from December 1985 to December 1986. Executive
                                            Vice President, Equitable, since June 1985; Senior Vice President since September 1984;
                                            prior thereto, Vice President since April 1984.

Thomas Michael Kirwan.....................  President and Chief Operating Officer, Equitable Variable, since December 1986.
                                            Executive Vice President and Chief Financial Officer, EIC, since March 1985; prior thereto, President, Columbia Group -- CBS, Inc. Director, Equitable Capital and various other Equitable subidiaries.

Robert Seymour Jones......................  Senior Vice President, Equitable Variable, since February 1986. Senior Vice President,
                                            Equitable, since June 1985; prior thereto, Vice President.

Michael Searle Martin.....................  Senior Vice President, Equitable Variable, since February 1986. Senior Vice President,
                                            Equitable, since June 1985; prior thereto, Vice President.

Stanley Julian Rispler....................  Senior Vice President, Equitable Variable, since February 1986. Senior Vice President,
                                            Equitable, since October 1984; prior thereto, Vice President.

Samuel Barry Shlesinger...................  Senior Vice President and Actuary, Equitable Variable, since February 1986. Senior Vice
                                            President and Actuary, Equitable; prior thereto Vice President and Actuary.

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OFFICERS
NAME AND PRINCIPAL                          BUSINESS EXPERIENCE
BUSINESS ADDRESS                            WITHIN PAST FIVE YEARS
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James Thomas Liddle, Jr. .................  Senior Vice President and Chief Financial Officer, Equitable Variable, since February
                                            1986. Vice President and Actuary, Equitable.

Richard Marshall Stenson..................  Senior Vice President, Equitable Variable, since December 1981. Senior Vice President,
                                            Equitable, since October 1984; prior thereto, Vice President and Actuary, Integrity.

William Arnold Canfield...................  Vice President and Chief Underwriting Officer, Equitable Variable. Vice President,
   2 Penn Plaza                             Equitable.
   New York, New York 10121

Franklin Kennedy, III.....................  Vice President, Equitable Variable, since August 1981. Senior Vice President, Equitable
   1221 Avenue of the Americas              Capital since January 1987. Managing Director and Chief Investment Officer, Equitable
   New York, New York 10020                 Investment Management Corporation, from November 1983 to January 1987. Vice President,
                                            Equitable.

Donald Anthony King.......................  Vice President, Equitable Variable, since February 1986. Vice President, Integrity,
   1285 Avenue of the Americas              since April 1984. Vice President, Equitable, since January 1976. Executive Vice
   New York, New York 10020                 President, Equitable Capital.

Joseph Oswell North, Jr. .................  Vice President and Actuary, Equitable Variable, since February 1984. Vice President and
   2 Penn Plaza                             Actuary, Equitable, since October 1984; prior thereto, Assistant Vice President and
   New York, New York 10121                 Actuary, since April 1982.

Stephen Anthony Scarpati..................  Vice President and Controller, Equitable Variable, since June 1986. Vice President,
   2 Penn Plaza                             Equitable, since December 1985. Vice President and Controller, EIC, from November 1984
   New York, New York 10121                 to December 1985; prior thereto, Division Controller, Colgate-Palmolive Company.

Larry Kenneth Mills.......................  Treasurer, Equitable Variable, Integrity and National Integrity, since February 1986.
                                            Vice President and Treasurer, Equitable, since March 1986; prior thereto, Vice
                                            President.

Theodore Edward Plucinski, M.D. ..........  Chief Medical Director, Equitable Variable, Integrity and National Integrity. Chief
   2 Penn Plaza                             Medical Director, Equitable since September 1985; prior thereto, Chief Medical
   New York, New York 10121                 Director, MONY.

Kevin Brian Keefe.........................  Secretary, Equitable Variable, Integrity, National Integrity and The Hudson River
                                            Trust, Vice President and Assistant Secretary, Equitable, since June 1986; prior thereto, Assistant Vice President and Assistant Secretary.

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PART 5 -- ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

To help you get a picture of how the key financial elements of our policy work, we have prepared a series of tables.

The tables show how Death Benefits, Account Values and Cash Surrender Values of policies with premiums of $300, $500, $1,000 (for policies with face amounts under $200,000) and $1,000, $2,000, and $4,000 (for policies with face amounts at least $200,000) could vary over an extended period of time if the divisions of the Separate account had CONSTANT hypothetical gross annual investment returns of 0%, 4%, 8% or 12% over the years covered by each table. The Death Benefits, Account Values and Cash Surrender Values would differ from those shown in the tables if the annual investment returns did not remain absolutely constant. Thus, the figures would be different if the return AVERAGED 0%, 4%, 8% or 12% over a period of years but went above or below those figures in individual policy years. The Death Benefits, Account Values and Cash Surrender Values would also differ, depending on the investment allocations made to the divisions, if the actual rates of investment return averaged 0%, 4%, 8% or 12%, but went above or below those figures for individual divisions. The tables are for standard policies. The difference between the Account Value and the Cash Surrender Value in the first ten years is the surrender charge.

The Account Values and Cash Surrender Values in the tables are related to the annual premiums shown in "Premiums -- Illustration of Premium Rates" in Part 3. The amounts of Death Benefits, Account Values and Cash Surrender Values shown in the tables for the end of each policy year take into account a daily charge against each division of the Separate Account that is equivalent to an annual charge of 0.75% at the beginning of each year. This charge is the 0.50% charge against the Separate Account for mortality and expense risks and a 0.25% charge for investment advisory services. The effect of these adjustments is that on a 0% actual rate of return the net rate of return would be -0.75%, on 4% it would be 3.22%, on 8% it would be 7.19% and on 12% it would be 11.16%.

The hypothetical returns shown in the tables do not reflect any charges for Trust expenses in addition to the 0.25% investment advisory fee charge, because the divisions of the Separate Account will generally be reimbursed for such expenses. See "The Trust's Investment Adviser" in Part 2.

The tables reflect the fact that we do not currently charge the divisions of the Separate Account for Federal income tax. However, if we do make such a charge in the future, it would take a higher rate of return to produce after-tax returns of 0%, 4%, 8% or 12% than it does now.

The second and third columns of each table show what would happen if an amount equal to the total premium were invested to earn interest, after taxes, of 4% or 5% compounded annually. These tables show that if a policy is returned in its very early years for payment of its Cash Surrender Value, the Cash Surrender Value will be low in comparison to the premium accumulated with interest. This means that the cost of owning your policy for a relatively short time will be high.

If you request, we will furnish you with a comparable illustration based on the proposed insured's sex and age and an initial face amount or premium amount of your choice. A specific illustration will assume that the insured is a standard risk and that the premium will be paid on an annual basis. In addition, if you do purchase a policy, we will deliver a specific illustration that reflects how the premium will actually be paid and to what risk class the insured has been assigned.

We have also prepared special illustrations showing the effects of policy loans on a planned basis. These are available on request.

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TABLE OF CONTENTS
OF ILLUSTRATIONS
                                                             Page
                                                             ----
$  300 annual premium Male Age 10                              33
$  500 annual premium Male Age 25                              34
$1,000 annual premium Male Age 40                              35
$1,000 annual premium Male Age 10                              36
$2,000 annual premium Male Age 25                              37
$4,000 annual premium Male Age 40                              38

The first three illustrations show values based on policies with face amounts under $200,000 and the second three for policies with face amounts at least $200,000.

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                                  THE CHAMPION
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                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                      VARIABLE WHOLE LIFE INSURANCE POLICY

   INITIAL FACE AMOUNT  $52,739
(GUARANTEED MINIMUM DEATH BENEFIT)      MALE AGE 10       ANNUAL PREMIUM $300(2)
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[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

                                                                            DEATH BENEFIT(1)
               PREMIUMS(2) ACCUMULATED                                ASSUMING HYPOTHETICAL GROSS
  END OF       AT INTEREST PER ANNUM OF                                ANNUAL INVESTMENT RETURN OF
  POLICY      --------------------------            ------------------------------------------------------------------
   YEAR          4%                 5%                 0%                 4%                  8%                 12%
  ------      -------            -------            -------            -------            --------            --------
     1        $   312            $   315            $52,739            $52,739            $ 52,761            $ 52,793
     2            636                646             52,739             52,739              52,838              52,985
     3            974                993             52,739             52,739              52,968              53,319
     4          1,325              1,358             52,739             52,739              53,152              53,796
     5          1,690              1,741             52,739             52,739              53,387              54,420

     6          2,070              2,143             52,739             52,739              53,673              55,193
     7          2,464              2,565             52,739             52,739              54,006              56,118
     8          2,875              3,008             52,739             52,739              54,388              57,199
     9          3,302              3,473             52,739             52,739              54,816              58,441
    10          3,746              3,962             52,739             52,739              55,291              59,849

    11          4,208              4,475             52,739             52,739              55,811              61,431
    12          4,688              5,014             52,739             52,739              56,377              63,197
    13          5,188              5,580             52,739             52,739              56,991              65,155
    14          5,707              6,174             52,739             52,739              57,651              67,316
    15          6,247              6,797             52,739             52,739              58,360              69,694

    16          6,809              7,452             52,739             52,739              59,117              72,298
    17          7,394              8,140             52,739             52,739              59,924              75,144
    18          8,001              8,862             52,739             52,739              60,782              78,245
    19          8,633              9,620             52,739             52,739              61,690              81,617
    20          9,291             10,416             52,739             52,739              62,651              85,275

55 (Age 65)    59,642             85,905             52,739             52,739             135,015             640,103

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                   ACCOUNT VALUE(1)                                             CASH SURRENDER VALUE(1)
             ASSUMING HYPOTHETICAL GROSS                                      ASSUMING HYPOTHETICAL GROSS
             ANNUAL INVESTMENT RETURN OF                                      ANNUAL INVESTMENT RETURN OF
-------------------------------------------------------         -------------------------------------------------------
  0%              4%              8%              12%             0%              4%              8%              12%
------         -------         -------         --------         ------         -------         -------         --------
$   38         $    41         $    44         $     47         $    0         $     0         $     2         $      5
   232             246             261              275            153             168             183              197
   419             453             487              523            322             355             390              426
   599             659             723              792            485             545             609              677
   769             864             967            1,081            639             734             837              950

   929           1,066           1,219            1,392            789             926           1,079            1,252
 1,080           1,266           1,480            1,728            935           1,120           1,335            1,583
 1,223           1,464           1,751            2,091          1,098           1,339           1,626            1,966
 1,360           1,663           2,035            2,488          1,289           1,593           1,965            2,418
 1,494           1,866           2,335            2,922          1,494           1,866           2,335            2,922

 1,625           2,074           2,654            3,401          1,625           2,074           2,654            3,401
 1,757           2,289           2,995            3,931          1,757           2,289           2,995            3,931
 1,891           2,513           3,361            4,518          1,891           2,513           3,361            4,518
 2,028           2,747           3,755            5,172          2,028           2,747           3,755            5,172
 2,165           2,990           4,178            5,896          2,165           2,990           4,178            5,896

 2,307           3,245           4,635            6,702          2,307           3,245           4,635            6,702
 2,450           3,510           5,126            7,597          2,450           3,510           5,126            7,597
 2,596           3,787           5,653            8,591          2,596           3,787           5,653            8,591
 2,742           4,074           6,217            9,692          2,742           4,074           6,217            9,692
 2,889           4,371           6,822           10,912          2,889           4,371           6,822           10,912

 5,619          17,920          74,624          362,630          5,619          17,920          74,624          362,630

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE
ILLUSTRATION TABLE ABOVE:]

(1) Assumes no policy loan has been made.

(2) If premiums are paid more frequently than annually the payments would be $153 semi-annually, $77 quarterly or $27 monthly. The Death Benefits, Account Values and Cash Surrender Values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the insured's risk classification.

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

--------------------------------------------------------------------------------

                                  THE CHAMPION
--------------------------------------------------------------------------------
                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                      VARIABLE WHOLE LIFE INSURANCE POLICY

  INITIAL FACE AMOUNT  $53,427
(GUARANTEED MINIMUM DEATH BENEFIT)      MALE AGE 25       ANNUAL PREMIUM $500(2)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

                                                                            DEATH BENEFIT(1)
               PREMIUMS(2) ACCUMULATED                                ASSUMING HYPOTHETICAL GROSS
  END OF       AT INTEREST PER ANNUM OF                                ANNUAL INVESTMENT RETURN OF
  POLICY      --------------------------            ------------------------------------------------------------------
   YEAR          4%                 5%                 0%                 4%                 8%                  12%
  ------      -------            -------            -------            -------            -------             --------
     1        $   520            $   525            $53,427            $53,427            $53,471             $53,537
     2          1,061              1,076             53,427             53,427             53,570              53,787
     3          1,623              1,655             53,427             53,427             53,725              54,184
     4          2,208              2,263             53,427             53,427             53,936              54,734
     5          2,816              2,901             53,427             53,427             54,202              55,444

     6          3,449              3,571             53,427             53,427             54,524              56,322
     7          4,107              4,275             53,427             53,427             54,902              57,374
     8          4,791              5,013             53,427             53,427             55,337              58,608
     9          5,503              5,789             53,427             53,427             55,826              60,031
    10          6,243              6,603             53,427             53,427             56,372              61,653

    11          7,013              7,459             53,427             53,427             56,974              63,481
    12          7,813              8,356             53,427             53,427             57,631              65,526
    13          8,646              9,299             53,427             53,427             58,344              67,797
    14          9,512             10,289             53,427             53,427             59,112              70,307
    15         10,412             11,329             53,427             53,427             59,936              73,066

    16         11,349             12,420             53,427             53,427             60,815              76,087
    17         12,323             13,566             53,427             53,427             61,750              79,384
    18         13,336             14,770             53,427             53,427             62,741              82,971
    19         14,389             16,033             53,427             53,427             63,788              86,864
    20         15,485             17,360             53,427             53,427             64,890              91,079

40 (Age 65)    49,413             63,420             53,427             53,427             99,610             283,063

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                   ACCOUNT VALUE(1)                                             CASH SURRENDER VALUE(1)
             ASSUMING HYPOTHETICAL GROSS                                      ASSUMING HYPOTHETICAL GROSS
             ANNUAL INVESTMENT RETURN OF                                      ANNUAL INVESTMENT RETURN OF
-------------------------------------------------------         -------------------------------------------------------
  0%              4%              8%              12%             0%              4%              8%              12%
------         -------         -------         --------         ------         -------         -------         --------
$  160         $   170         $   180         $    190         $   56         $    66         $    76         $     87
   481             514             549              583            343             376             411              446
   801             871             945            1,022            628             698             772              849
 1,121           1,241           1,370            1,510            918           1,039           1,168            1,307
 1,439           1,623           1,827            2,052          1,209           1,393           1,596            1,821

 1,755           2,017           2,315            2,652          1,507           1,769           2,067            2,404
 2,068           2,422           2,836            3,317          1,810           2,165           2,578            3,059
 2,377           2,839           3,392            4,052          2,156           2,618           3,171            3,831
 2,682           3,266           3,984            4,863          2,558           3,142           3,860            4,740
 2,982           3,704           4,615            5,760          2,982           3,704           4,615            5,760

 3,277           4,151           5,284            6,748          3,277           4,151           5,284            6,748
 3,566           4,609           5,995            7,838          3,566           4,609           5,995            7,838
 3,848           5,075           6,749            9,038          3,848           5,075           6,749            9,038
 4,124           5,549           7,548           10,358          4,124           5,549           7,548           10,358
 4,392           6,031           8,394           11,811          4,392           6,031           8,394           11,811

 4,651           6,520           9,288           13,405          4,651           6,520           9,288           13,405
 4,902           7,016          10,233           15,158          4,902           7,016          10,233           15,158
 5,144           7,517          11,231           17,083          5,144           7,517          11,231           17,083
 5,378           8,025          12,286           19,196          5,378           8,025          12,286           19,196
 5,603           8,539          13,399           21,516          5,603           8,539          13,399           21,516

 8,079          19,251          52,618          157,225          8,079          19,251          52,618          157,225

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE
ILLUSTRATION TABLE ABOVE:]

(1) Assumes no policy loan has been made.

(2) If premiums are paid more frequently than annually the payments would be $255 semi-annually, $129 quarterly or $44 monthly. The Death Benefits, Account Values and Cash Surrender Values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the insured's risk classification.

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

--------------------------------------------------------------------------------

                                  THE CHAMPION
--------------------------------------------------------------------------------
                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                      VARIABLE WHOLE LIFE INSURANCE POLICY

  INITIAL FACE AMOUNT  $57,041
(GUARANTEED MINIMUM DEATH BENEFIT)     MALE AGE 40      ANNUAL PREMIUM $1,000(2)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

                                                                            DEATH BENEFIT(1)
               PREMIUMS(2) ACCUMULATED                                ASSUMING HYPOTHETICAL GROSS
  END OF       AT INTEREST PER ANNUM OF                                ANNUAL INVESTMENT RETURN OF
  POLICY      --------------------------            ------------------------------------------------------------------
   YEAR          4%                 5%                 0%                 4%                 8%                  12%
  ------      -------            -------            -------            -------            -------             --------
    1         $ 1,040            $ 1,050            $57,041            $57,041            $57,111             $ 57,214
    2           2,122              2,153             57,041             57,041             57,250               57,566
    3           3,246              3,310             57,041             57,041             57,459               58,103
    4           4,416              4,526             57,041             57,041             57,735               58,828
    5           5,633              5,802             57,041             57,041             58,078               59,747

    6           6,898              7,142             57,041             57,041             58,486               60,866
    7           8,214              8,549             57,041             57,041             58,961               62,194
    8           9,583             10,027             57,041             57,041             59,500               63,737
    9          11,006             11,578             57,041             57,041             60,104               65,505
   10          12,486             13,207             57,041             57,041             60,772               67,506

   11          14,026             14,917             57,041             57,041             61,503               69,752
   12          15,627             16,713             57,041             57,041             62,299               72,253
   13          17,292             18,599             57,041             57,041             63,158               75,021
   14          19,024             20,579             57,041             57,041             64,080               78,070
   15          20,825             22,658             57,041             57,041             65,066               81,414

   16          22,697             24,840             57,041             57,041             66,115               85,066
   17          24,645             27,132             57,041             57,041             67,227               89,045
   18          26,671             29,539             57,041             57,041             68,402               93,366
   19          28,778             32,066             57,041             57,041             69,641               98,048
   20          30,969             34,719             57,041             57,041             70,944              103,113

25 (Age 65)    43,312             50,114             57,041             57,041             78,433              134,982

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                   ACCOUNT VALUE(1)                                             CASH SURRENDER VALUE(1)
             ASSUMING HYPOTHETICAL GROSS                                      ASSUMING HYPOTHETICAL GROSS
             ANNUAL INVESTMENT RETURN OF                                      ANNUAL INVESTMENT RETURN OF
------------------------------------------------------          -------------------------------------------------------
  0%              4%              8%             12%              0%              4%              8%              12%
------         -------         -------         -------          ------         -------         -------         --------
$   521        $   549         $   577         $   605          $   305        $   333         $   361         $   389
  1,196          1,280           1,366           1,455              908            992           1,078           1,167
  1,854          2,022           2,199           2,386            1,494          1,662           1,839           2,026
  2,493          2,773           3,076           3,403            2,070          2,350           2,653           2,980
  3,115          3,535           4,001           4,518            2,634          3,055           3,521           4,038

  3,717          4,305           4,975           5,738            3,198          3,786           4,457           5,220
  4,303          5,085           6,002           7,075            3,765          4,548           5,465           6,538
  4,870          5,875           7,084           8,538            4,409          5,414           6,623           8,077
  5,419          6,674           8,225          10,140            5,160          6,415           7,966           9,881
  5,951          7,481           9,426          11,894            5,951          7,481           9,426          11,894

  6,464          8,297          10,690          13,814            6,464          8,297          10,690          13,814
  6,958          9,119          12,019          15,912            6,958          9,119          12,019          15,912
  7,430          9,944          13,413          18,204            7,430          9,944          13,413          18,204
  7,880         10,772          14,874          20,704            7,880         10,772          14,874          20,704
  8,305         11,598          16,402          23,429            8,305         11,598          16,402          23,429

  8,706         12,424          18,000          26,398            8,706         12,424          18,000          26,398
  9,084         13,247          19,671          29,633            9,084         13,247          19,671          29,633
  9,440         14,069          21,419          33,157            9,440         14,069          21,419          33,157
  9,773         14,889          23,247          36,997            9,773         14,889          23,247          36,997
 10,087         15,708          25,159          41,182           10,087         15,708          25,159          41,182

 11,304         19,694          36,009          68,254           11,304         19,694          36,009          68,254

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE
ILLUSTRATION TABLE ABOVE:]

(1) Assumes no policy loan has been made.

(2) If premiums are paid more frequently than annually the payments would be $509 semi-annually, $257 quarterly or $87 monthly. The Death Benefits, Account Values and Cash Surrender Values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the insured's risk classification.

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

--------------------------------------------------------------------------------

                                  THE CHAMPION
--------------------------------------------------------------------------------
                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                      VARIABLE WHOLE LIFE INSURANCE POLICY

  INITIAL FACE AMOUNT  $200,000
(GUARANTEED MINIMUM DEATH BENEFIT)     MALE AGE 10      ANNUAL PREMIUM $1,000(2)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

                                                                            DEATH BENEFIT(1)
               PREMIUMS(2) ACCUMULATED                                ASSUMING HYPOTHETICAL GROSS
  END OF       AT INTEREST PER ANNUM OF                                ANNUAL INVESTMENT RETURN OF
  POLICY      ---------------------------           --------------------------------------------------------------------
   YEAR          4%                 5%                 0%                 4%                 8%                  12%
  ------      --------           --------           --------           --------           --------            ----------
    1         $  1,040           $  1,050           $200,000           $200,000           $200,218            $  200,542
    2            2,122              2,153            200,000            200,000            200,642               201,612
    3            3,246              3,310            200,000            200,000            201,268               203,226
    4            4,416              4,526            200,000            200,000            202,094               205,398
    5            5,633              5,802            200,000            200,000            203,114               208,138

    6            6,898              7,142            200,000            200,000            204,324               211,458
    7            8,214              8,549            200,000            200,000            205,718               215,368
    8            9,583             10,027            200,000            200,000            207,292               219,888
    9           11,006             11,578            200,000            200,000            209,042               225,034
   10           12,486             13,207            200,000            200,000            210,966               230,830

   11           14,026             14,917            200,000            200,000            213,066               237,310
   12           15,627             16,713            200,000            200,000            215,340               244,506
   13           17,292             18,599            200,000            200,000            217,792               252,456
   14           19,024             20,579            200,000            200,000            220,422               261,204
   15           20,825             22,658            200,000            200,000            223,236               270,796

   16           22,697             24,840            200,000            200,000            226,234               281,280
   17           24,645             27,132            200,000            200,000            229,420               292,710
   18           26,671             29,539            200,000            200,000            232,798               305,142
   19           28,778             32,066            200,000            200,000            236,370               318,636
   20           30,969             34,719            200,000            200,000            240,140               333,254

55 (Age 65)    198,805            286,348            200,000            200,000            520,190             2,527,266

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                   ACCOUNT VALUE(1)                                             CASH SURRENDER VALUE(1)
             ASSUMING HYPOTHETICAL GROSS                                      ASSUMING HYPOTHETICAL GROSS
             ANNUAL INVESTMENT RETURN OF                                      ANNUAL INVESTMENT RETURN OF
---------------------------------------------------------       ---------------------------------------------------------
  0%              4%              8%              12%             0%              4%              8%              12%
------         -------         --------        ----------       -------        -------         --------        ----------
$   620        $   650         $    680        $      712       $   404        $   434         $    464        $      496
  1,328          1,418            1,512             1,608         1,040          1,130            1,224             1,320
  2,016          2,196            2,386             2,586         1,656          1,836            2,026             2,226
  2,668          2,968            3,292             3,642         2,246          2,546            2,870             3,220
  3,288          3,736            4,232             4,784         2,808          3,256            3,752             4,304

  3,872          4,494            5,202             6,012         3,354          3,976            4,684             5,494
  4,420          5,244            6,208             7,340         3,882          4,706            5,670             6,802
  4,938          5,986            7,250             8,776         4,478          5,526            6,790             8,316
  5,434          6,734            8,346            10,342         5,174          6,474            8,086            10,082
  5,920          7,496            9,504            12,064         5,920          7,496            9,504            12,064

  6,400          8,272           10,732            13,956         6,400          8,272           10,732            13,956
  6,880          9,078           12,046            16,050         6,880          9,078           12,046            16,050
  7,366          9,918           13,456            18,372         7,366          9,918           13,456            18,372
  7,862         10,792           14,974            20,950         7,862         10,792           14,974            20,950
  8,364         11,704           16,606            23,812         8,364         11,704           16,606            23,812

  8,880         12,662           18,364            26,998         8,880         12,662           18,364            26,998
  9,404         13,658           20,254            30,532         9,404         13,658           20,254            30,532
  9,936         14,696           22,284            34,456         9,936         14,696           22,284            34,456
 10,468         15,772           24,458            38,804        10,468         15,772           24,458            38,804
 11,004         16,886           26,784            43,618        11,004         16,886           26,784            43,618

 20,922         67,682          287,900         1,432,354        20,922         67,682          287,900         1,432,354

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE
ILLUSTRATION TABLE ABOVE:]

(1) Assumes no policy loan has been made.

(2) If premiums are paid more frequently than annually the payments would be $509 semi-annually, $257 quarterly or $87 monthly. The Death Benefits, Account Values and Cash Surrender Values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the insured's risk classification.

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

--------------------------------------------------------------------------------

                                  THE CHAMPION
--------------------------------------------------------------------------------
                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                      VARIABLE WHOLE LIFE INSURANCE POLICY

  INITIAL FACE AMOUNT  $231,133
(GUARANTEED MINIMUM DEATH BENEFIT)     MALE AGE 25      ANNUAL PREMIUM $2,000(2)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

                                                                            DEATH BENEFIT(1)
               PREMIUMS(2) ACCUMULATED                                ASSUMING HYPOTHETICAL GROSS
  END OF       AT INTEREST PER ANNUM OF                                ANNUAL INVESTMENT RETURN OF
  POLICY      ---------------------------           --------------------------------------------------------------------
   YEAR          4%                 5%                 0%                 4%                 8%                   12%
  ------      --------           --------           --------           --------           --------            ----------
    1         $  2,080           $  2,100           $231,133           $231,133           $231,419            $  231,842
    2            4,243              4,305            231,133            231,133            231,941               233,164
    3            6,493              6,620            231,133            231,133            232,702               235,129
    4            8,833              9,051            231,133            231,133            233,703               237,764
    5           11,266             11,604            231,133            231,133            234,944               241,099

    6           13,797             14,284            231,133            231,133            236,425               245,165
    7           16,428             17,098            231,133            231,133            238,150               249,993
    8           19,166             20,053            231,133            231,133            240,114               255,616
    9           22,012             23,156            231,133            231,133            242,319               262,072
   10           24,973             26,414            231,133            231,133            244,765               269,394

   11           28,052             29,834            231,133            231,133            247,450               277,627
   12           31,254             33,426            231,133            231,133            250,377               286,810
   13           34,584             37,197            231,133            231,133            253,543               296,989
   14           38,047             41,157            231,133            231,133            256,950               308,213
   15           41,649             45,315            231,133            231,133            260,595               320,535

   16           45,395             49,681            231,133            231,133            264,480               334,007
   17           49,291             54,265            231,133            231,133            268,606               348,694
   18           53,342             59,078            231,133            231,133            272,972               364,656
   19           57,556             64,132            231,133            231,133            277,581               381,965
   20           61,938             69,439            231,133            231,133            282,432               400,694

40 (Age 65)    197,653            253,680            231,133            231,133            434,432             1,250,452

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                   ACCOUNT VALUE(1)                                             CASH SURRENDER VALUE(1)
             ASSUMING HYPOTHETICAL GROSS                                      ASSUMING HYPOTHETICAL GROSS
             ANNUAL INVESTMENT RETURN OF                                      ANNUAL INVESTMENT RETURN OF
-------------------------------------------------------         -------------------------------------------------------
  0%              4%              8%              12%              0%             4%              8%              12%
------         -------         --------        --------         -------        -------         --------        --------
$ 1,238        $ 1,305         $  1,370        $  1,437         $   797        $   864         $    929        $    996
  2,595          2,782            2,976           3,175           2,008          2,195            2,389           2,588
  3,952          4,317            4,703           5,112           3,217          3,582            3,968           4,377
  5,304          5,905            6,559           7,266           4,442          5,043            5,697           6,404
  6,649          7,546            8,547           9,661           5,669          6,566            7,567           8,681

  7,985          9,240           10,673          12,312           6,927          8,182            9,615          11,253
  9,305         10,978           12,941          15,245           8,207          9,880           11,843          14,147
 10,613         12,767           15,365          18,492           9,672         11,827           14,425          17,552
 11,903         14,602           17,945          22,075          11,374         14,073           17,415          21,546
 13,174         16,484           20,691          26,037          13,174         16,484           20,691          26,037

 14,422         18,407           23,607          30,400          14,422         18,407           23,607          30,400
 15,645         20,372           26,707          35,213          15,645         20,372           26,707          35,213
 16,842         22,373           29,994          40,512          16,842         22,373           29,994          40,512
 18,007         24,412           33,477          46,344          18,007         24,412           33,477          46,344
 19,140         26,480           37,159          52,753          19,140         26,480           37,159          52,753

 20,238         28,581           41,058          59,803          20,238         28,581           41,058          59,803
 21,296         30,708           45,172          67,541          21,296         30,708           45,172          67,541
 22,320         32,864           49,524          76,045          22,320         32,864           49,524          76,045
 23,307         35,044           54,117          85,378          23,307         35,044           54,117          85,378
 24,257         37,251           58,968          95,624          24,257         37,251           58,968          95,624

 34,646         83,235          229,933         695,234          34,646         83,235          229,933         695,234

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE
ILLUSTRATION TABLE ABOVE:]

(1) Assumes no policy loan has been made.

(2) If premiums are paid more frequently than annually the payments would be $1,019 semi-annually, $515 quarterly or $173 monthly. The Death Benefits, Account Values and Cash Surrender Values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the insured's risk classification.

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

--------------------------------------------------------------------------------

                                  THE CHAMPION
--------------------------------------------------------------------------------
                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                      VARIABLE WHOLE LIFE INSURANCE POLICY

  INITIAL FACE AMOUNT  $237,411
(GUARANTEED MINIMUM DEATH BENEFIT)     MALE AGE 40      ANNUAL PREMIUM $4,000(2)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

                                                                            DEATH BENEFIT(1)
               PREMIUMS(2) ACCUMULATED                                ASSUMING HYPOTHETICAL GROSS
  END OF       AT INTEREST PER ANNUM OF                                ANNUAL INVESTMENT RETURN OF
  POLICY      ---------------------------           ------------------------------------------------------------------
   YEAR          4%                 5%                 0%                 4%                  8%                 12%
  ------      --------           --------           --------           --------           --------            --------
    1         $  4,160           $  4,200           $237,411           $237,411           $237,757            $238,272
    2            8,486              8,610            237,411            237,411            238,393             239,882
    3           12,986             13,241            237,411            237,411            239,315             242,258
    4           17,665             18,103            237,411            237,411            240,516             245,423
    5           22,532             23,208            237,411            237,411            241,995             249,400

    6           27,593             28,568            237,411            237,411            243,747             254,217
    7           32,857             34,196            237,411            237,411            245,772             259,903
    8           38,331             40,106            237,411            237,411            248,066             266,491
    9           44,024             46,312            237,411            237,411            250,627             274,019
   10           49,945             52,827            237,411            237,411            253,455             282,526

   11           56,103             59,669            237,411            237,411            256,548             292,055
   12           62,507             66,852            237,411            237,411            259,905             302,656
   13           69,168             74,395            237,411            237,411            263,526             314,379
   14           76,094             82,314            237,411            237,411            267,410             327,278
   15           83,298             90,630            237,411            237,411            271,557             341,413

   16           90,790             99,361            237,411            237,411            275,968             356,847
   17           98,582            108,530            237,411            237,411            280,643             373,646
   18          106,685            118,156            237,411            237,411            285,581             391,884
   19          115,112            128,264            237,411            237,411            290,783             411,639
   20          123,877            138,877            237,411            237,411            296,250             432,997

25 (Age 65)    173,247            200,454            237,411            237,411            327,643             567,305

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                   ACCOUNT VALUE(1)                                             CASH SURRENDER VALUE(1)
             ASSUMING HYPOTHETICAL GROSS                                      ASSUMING HYPOTHETICAL GROSS
             ANNUAL INVESTMENT RETURN OF                                      ANNUAL INVESTMENT RETURN OF
-------------------------------------------------------         -------------------------------------------------------
  0%              4%              8%              12%             0%              4%              8%              12%
------         -------         --------        --------         -------        -------         --------        --------
$ 2,727        $ 2,865         $  3,003        $  3,143         $ 1,837        $ 1,975         $  2,112        $  2,253
  5,500          5,894            6,298           6,713           4,313          4,707            5,111           5,526
  8,202          8,964            9,771          10,624           6,716          7,478            8,285           9,137
 10,830         12,079           13,435          14,904           9,088         10,336           11,692          13,162
 13,382         15,232           17,295          19,588          11,402         13,252           15,315          17,608

 15,856         18,420           21,357          24,714          13,717         16,281           19,218          22,575
 18,259         21,651           25,642          30,331          16,041         19,434           23,425          28,114
 20,590         24,921           30,160          36,480          18,688         23,019           28,259          34,578
 22,846         28,230           34,918          43,215          21,777         27,162           33,850          42,147
 25,030         31,575           39,932          50,589          25,030         31,575           39,932          50,589

 27,133         34,951           45,207          58,654          27,133         34,951           45,207          58,654
 29,161         38,353           50,753          67,476          29,161         38,353           50,753          67,476
 31,098         41,772           56,572          77,111          31,098         41,772           56,572          77,111
 32,943         45,198           62,671          87,621          32,943         45,198           62,671          87,621
 34,685         48,619           69,048          99,076          34,685         48,619           69,048          99,076

 36,333         52,040           75,724         111,561          36,333         52,040           75,724         111,561
 37,878         55,449           82,697         125,160          37,878         55,449           82,697         125,160
 39,336         58,854           89,995         139,979          39,336         58,854           89,995         139,979
 40,701         62,249           97,623         156,126          40,701         62,249           97,623         156,126
 41,986         65,639          105,607         173,720          41,986         65,639          105,607         173,720

 46,957         82,139          150,910         287,568          46,957         82,139          150,910         287,568

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE
ILLUSTRATION TABLE ABOVE:]

(1) Assumes no policy loan has been made.

(2) If premiums are paid more frequently than annually the payments would be $2,036 semi-annually, $1,027 quarterly or $345 monthly. The Death Benefits, Account Values and Cash Surrender Values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the insured's risk classification.

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

--------------------------------------------------------------------------------

[EDGARIZER'S NOTE:]
[THE CHAMPION PROSPECTUS ENDS HERE; THE SP-1 PROSPECTUS FOLLOWS]

--------------------------------------------------------------------------------
SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
LEVEL FACE AMOUNT

[SP-1 LOGO]

ISSUED BY

[EQUITABLE VARIABLE LIFE INSURANCE COMPANY LOGO - 1987 VERSION]

--------------------------------------------------------------------------------
VM 371   Prospectus Dated September 30, 1987
--------------------------------------------------------------------------------

THE HUDSON RIVER TRUST

PRINCIPAL OFFICE LOCATED AT:
787 Seventh Avenue, New York, New York 10019

--------------------------------------------------------------------------------
HRT 102  PROSPECTUS DATED SEPTEMBER 30, 1987
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
LEVEL FACE AMOUNT

[VARIABLE LIFE INSURANCE LOGO]

[SP LOGO]

--------------------------------------------------------------------------------
PROSPECTUS DATED
SEPTEMBER 30, 1987

ISSUED BY

[EQUITABLE VARIABLE LIFE INSURANCE COMPANY LOGO - 1987 VERSION]

--------------------------------------------------------------------------------
This prospectus describes a variable life insurance policy being offered by Equitable Variable. Your net premium is invested among one or more of the Divisions of Equitable Variable's Separate Account I.

Each policy owner decides in which Divisions the premium for his or her policy will be put, after certain deductions have been made.

The Separate Account has the following Divisions:

o Aggressive Stock
o High Yield
o Common Stock
o Balanced
o Money Market

The assets in each Division are invested in shares of corresponding Portfolios of The Hudson River Trust. The Trust is the successor to The Hudson River Fund, Inc. pursuant to an Agreement and Plan of Reorganization dated September 30, 1987.

The prospectus for the Trust, which is attached to this prospectus, describes the investment objectives and policies of each of the Trust Portfolios, as well as the risks relating to investments in the Trust.

The Death Benefit, Account Value, and Cash Surrender Value of a policy will vary up or down depending on investment experience of the Divisions, which in turn depends on the investment performance of the corresponding Portfolios. While there is no guaranteed minimum Account Value or Cash Surrender Value for a policy, Equitable Variable guarantees that a policy's Death Benefit will never be less than its face amount as long as there is no outstanding policy loan.

A policy is serviced through a regional Life Insurance Center. This is the Administrative Office shown on page 3 of a policy when it is issued. Equitable Variable's Home Office is 787 Seventh Avenue, New York, New York. Telephone
(212) 714-4643.

REPLACING EXISTING INSURANCE WITH THE POLICY DESCRIBED IN THIS PROSPECTUS MAY NOT BE TO YOUR ADVANTAGE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS FOR DETAILS ON THE POLICY BEING OFFERED AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS FOR THE HUDSON RIVER TRUST.

--------------------------------------------------------------------------------
VM-371
Copyright 1987 Equitable Variable Life Insurance Company. All rights reserved.

--------------------------------------------------------------------------------
THE PURPOSE OF THE POLICY WE ARE OFFERING IS TO PROVIDE INSURANCE PROTECTION FOR A POLICY'S BENEFICIARY.

WE DO NOT CLAIM THAT THE POLICY IS IN ANY WAY SIMILAR TO OR COMPARABLE TO A MUTUAL FUND.

Because we want you to have as much information as possible about our variable life policy before you buy one, we urge you to examine this prospectus carefully, and we also urge you to read the attached Trust prospectus. Unless otherwise stated, this prospectus assumes that there is no outstanding policy loan.

The first Part of this prospectus contains a summary that will introduce us and our variable life policy to you. You will find more detailed information in Part 2 and financial statements in Part 3.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PART 1 -- SUMMARY

--------------------------------------------------------------------------------
THE ISSUING COMPANY

We are Equitable Variable Life Insurance Company (Equitable Variable) a New York stock life insurance company.

--------------------------------------------------------------------------------
OUR PARENT, EQUITABLE

We are a wholly-owned subsidiary of The Equitable Life Assurance Society of the United States (Equitable), a New York mutual life insurance company.

--------------------------------------------------------------------------------
THE POLICY

By this prospectus we are offering a single premium variable life insurance policy with a level face amount. This is SP-1(TM), Policy Number 85-09.

We also offer, through separate prospectuses, three periodic premium variable life policies and a flexible premium variable life policy. The net premiums for SP-1 are invested in our Separate Account I (Separate Account), which in turn buys shares in The Hudson River Trust (Trust).

--------------------------------------------------------------------------------
WHY VARIABLE LIFE VARIES

This variable life policy is first and foremost a whole life insurance policy with Death Benefits, Account Values, Cash Surrender Values and loan privileges traditionally associated with whole life insurance. It is called "variable" because, unlike the fixed death benefits of an ordinary single premium whole life policy, the Death Benefits, Account Values and Cash Surrender Values may increase or decrease. They do so because your net premium is put into one or more of the Divisions of our Separate Account. The assets in each Division buy shares in a corresponding Trust Portfolio. The Separate Account's investment experience will vary over the years reflecting the investment performance of the Trust's Portfolios in which it invests.

When the Separate Account's net investment return is greater than the assumed investment return of 4%, additional amounts of paid-up life insurance are purchased. This results in additional Death Benefit, Account Value and Cash Surrender Value. If the Separate Account's net investment return is less than the assumed investment return, this additional paid-up life insurance may be lost, resulting in smaller Account Value, Cash Surrender Value and Death Benefit, but the Death Benefit will never be less than the guaranteed minimum.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT, ITS
INVESTMENTS AND ITS INVESTMENT
EXPERIENCE

Our Separate Account is registered with the Securities and Exchange Commission
(SEC) under the Investment Company Act of 1940 (1940 Act) as a unit investment trust, which is a type of investment company. For state law purposes the Separate Account is treated as part of us.

After making certain deductions from premiums, we put the net premium in one or more of the Divisions of the Separate Account. You decide in which Divisions your policy's net premium will be put. The Separate Account has the following
Divisions:

o Aggressive Stock
o High Yield
o Common Stock
o Balanced
o Money Market

Each Division invests in shares of a corresponding investment portfolio (Portfolio) of the Trust. Each Portfolio has a different investment policy. Throughout this prospectus we will discuss the investment experience of the Separate Account and the Divisions. On these occasions you should keep in mind that THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT AND THE DIVISIONS DEPENDS ON THE INVESTMENT PERFORMANCE OF THE TRUST AND THE CORRESPONDING PORTFOLIOS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE TRUST

The Hudson River Trust is a "series" type of mutual fund registered with the SEC under the 1940 Act as an open-end diversified management investment company. In addition to the Portfolios available for investment by Divisions of the Separate Account, the Trust has a Global Portfolio which currently is not available. The Trust does not impose a sales charge.

The Trust serves as an investment medium for variable life policies issued by us, and by insurers affiliated or unaffiliated with Equitable. We are currently in control of the Trust; however, purchasers of each of these contracts will also have voting privileges in the Trust. See YOUR VOTING PRIVILEGES.

For a full description of the Trust, including the investment policies and objectives of the Portfolios, see its prospectus which is attached to this prospectus and its Statement of Additional Information referred to therein.

--------------------------------------------------------------------------------
THE TRUST'S INVESTMENT ADVISER

The Trust is advised by Equitable Capital Management Corporation (Equitable Capital), a wholly-owned subsidiary of Equitable. Equitable Capital is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. The Trust pays advisory fees to Equitable Capital based on maximum annual rates of between 0.40% and 0.55% of the average daily value of the aggregate net assets of each Portfolio. However, we credit the values of our SP-1 policies to offset completely the effect on such values of the portion of the Trust's advisory fees which exceeds a 0.25% annual rate.

--------------------------------------------------------------------------------
DEATH BENEFITS

The Death Benefit under the policy can go up or down depending on the investment experience of the Division or Divisions into which you choose to put your net premium. The guaranteed minimum Death Benefit is the face amount of the policy regardless of the investment experience of the Divisions. The Death Benefit is the guaranteed minimum Death Benefit, plus the sum (if positive) of the variable adjustment amounts (determined annually) in the Divisions in which you have Account Value.

However, if the Account Value at the date of death, considered as a single premium, can buy more Death Benefit, then the Death Benefit will be this higher amount.

See THE VARIABLE ADJUSTMENT AMOUNT, THE GUARANTEED MINIMUM DEATH BENEFIT, and DEATH BENEFIT BASED ON ACCOUNT VALUE in Part 2.

--------------------------------------------------------------------------------
ACCOUNT VALUE

Our policy is a whole life policy and it will have both an Account Value and a Cash Surrender Value. The Account Value of a policy may increase or decrease daily to reflect the investment experience of the Divisions in which your policy participates. The Account Value is your net single premium, minus the cost of insurance and the Separate Account asset charges, plus or minus investment experience. Unlike the Death Benefit, which has a guaranteed minimum, we do not guarantee a minimum amount of Account Value. You will bear the entire market risk for Account Value.

You can request that all or part of your Account Value be transferred between the Divisions. See YOU CAN TRANSFER ACCOUNT VALUE BETWEEN DIVISIONS in Part 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH SURRENDER VALUE

Our policy also has a Cash Surrender Value. The Cash Surrender Value will be less than the Account Value during the first ten policy years, and will equal the Account Value thereafter. The difference between the Cash Surrender Value and the Account Value is considered a contingent deferred sales load. Any contingent deferred sales load will not be more than 9% of your single premium. The Cash Surrender Value is not guaranteed.

See CONTINGENT DEFERRED SALES LOAD in Part 2.

--------------------------------------------------------------------------------
COMMISSIONS

The agent or broker who sells you one of our single premium policies will receive a commission for the sale equivalent to a maximum of 3% of the single premium that is payable. (You do not pay any sales charge for shares of the Trust purchased by the Separate Account). The agent or broker will not receive commissions in later policy years.

--------------------------------------------------------------------------------
CHARGES AGAINST PREMIUM

Your total premium after deduction for state premium taxes and a $200 administrative expense charge is put into our Separate Account. The administrative charge is used to pay administrative expenses.

--------------------------------------------------------------------------------
CHARGES AGAINST THE
SEPARATE ACCOUNT

The amount in the Divisions credited to your policy is decreased by the cost of your insurance protection. Also, the investment experience of the Separate Account reflects a daily charge we make at an effective annual rate of 0.50% of the value of the assets of the Separate Account for certain mortality and expense risks.

Any charges against the Divisions will have an impact on whether the Divisions earn more than the assumed rate of 4% and whether your policy's Death Benefit increases above the guaranteed minimum.

For more information on the cost of insurance, see HOW WE SUPPORT THE OPERATIONS OF A POLICY in Part 2.

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES LOAD

We charge a contingent deferred sales load if you surrender your policy before its 10th anniversary. The charge will be a percentage of the Account Value which will vary by issue age and sex. The rate will never be more than 9% of the Account Value and will diminish to zero over the first 10 policy years. In any event the rate will never be more than 9% of your single premium.

This charge affects your Cash Surrender Value and the amount available for policy loans. It does not affect Account Value transfers, Separate Account investment experience or Death Benefits.

See CONTINGENT DEFERRED SALES LOAD in Part 2.

--------------------------------------------------------------------------------
POLICY LOANS

As a policy owner, you may borrow up to 90% of your policy's Cash Surrender Value at 5% interest but borrowed amounts are transferred out of the Divisions and, therefore, not affected by investment experience. We will credit the assumed interest rate of 4% on the borrowed amounts.

See TAKING A POLICY LOAN in Part 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREMIUM

You may choose to purchase a policy based on a single premium or an initial face amount. The size of the initial face amount depends on the single premium, and the insured's age and sex. The minimum premium for this policy is $2,500.

--------------------------------------------------------------------------------
CANCELLATION AND
EXCHANGE RIGHTS

You have a limited right to return your policy for cancellation and a full refund of premium paid. Your request must be postmarked by the latest of

o 10 days after you receive your policy; or
o 10 days after we mail a written Notice of Withdrawal Right; or
o 45 days after Part 1 of the policy application was signed.

Also, within 24 months of a policy's issue date, it may be exchanged for a fixed single premium whole life insurance policy on the life of the insured without submitting proof of insurability.

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INCOME TAXES

Any Death Benefit paid under our policy will be fully excludable from the gross income of the beneficiary for Federal income tax purposes.

We may, in the future, charge the Divisions for any of our income taxes attributable to the Separate Account.

See THE IMPACT OF TAXES in Part 2.

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MORE INFORMATION

For further information, including illustrations of how the investment experience of the Separate Account Divisions and the investment performance of the Trust could cause Death Benefits, Account Values and Cash Surrender Values to vary, please see Part 2 of this prospectus and the Trust's current prospectus. Our financial statements are in Part 3 of this prospectus. The Trust's prospectus contains Condensed Financial Information for the Trust and its Statement of Additional Information contains its financial statements.

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CONDENSED FINANCIAL
INFORMATION
SEPARATE ACCOUNT I

The tables below show the actual net returns of the Common Stock and Money Market Divisions of our Separate Account as if the Reorganization discussed under GENERAL INFORMATION -- PREDECESSORS OF THE TRUST in Part 2 had always been in effect. The tables show the actual net returns of the predecessors of the Common Stocks and Money Market Divisions operating as management investment companies prior to the Reorganization. The same results would have been achieved if the Separate Account had operated as a unit investment trust investing in The Hudson River Trust, for all the periods shown, the operations of the Trust having been as currently reported in the Trust's separate Prospectus and Statement of Additional Information. The net returns for each Division for the periods shown assume the Common Stock Division and the Money Market Division would have received initial policy premium allocations on January 13, 1976 and August 21, 1981, respectively, the dates on which the predecessors of these Divisions first received premium allocations under variable life policies. The tables break the net return into its component parts.

When you examine the tables, remember that the percentages apply to a policy with its policy year starting on the first day of the periods shown and apply to a policy that would have been in force throughout the periods shown. Because they are determined each December 31, the percentages do not reflect the average net assets in the Divisions during those periods. To get a more complete picture of the Separate Account and its Divisions you may want to refer to the financial statements and related notes in the Statement of Additional Information for The Hudson River Trust.

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COMMON STOCK DIVISION

                                                                                                                   January 13,
                                                   Year Ended December 31,                                            1976 to
                -----------------------------------------------------------------------------------------------   December 31,
                 1986      1985      1984      1983      1982      1981      1980      1979     1978       1977     1976(a)(b)
                --------------------------------------------------------------------------------------------------------------
NET RETURN:
Income(c)        1.55 %    2.92 %    3.22 %    2.65 %    4.64 %    4.02 %    4.35 %    3.91 %   4.06 %     3.49 %     2.63 %
Net realized
  and
  unrealized
  gain (loss)
  on invest-
  ments         16.04 %   30.91 %   (4.68)%   24.06 %   13.58 %   (9.40)%   46.48 %   26.56 %   4.72 %   (12.26)%     7.00 %
                -----     -----      ----     -----     -----      ----     -----     -----     ----      -----       ----
Gross
  Return        17.59 %   33.83 %   (1.46)%   26.71 %   18.22 %   (5.38)%   50.83 %   30.47 %   8.78 %    (8.77)%     9.63 %
Expense
  charges(c)     (.59)%    (.74)%    (.74)%    (.94)%    (.95)%    (.70)%   (1.13)%    (.98)%   (.81)%     (.69)%     (.77)%
                -----     -----      ----     -----     -----      ----     -----     -----     ----      -----       ----
Net Return      17.00 %   33.09 %   (2.20)%   25.77 %   17.27 %   (6.08)%   49.70 %   29.49 %   7.97 %    (9.46)%     8.86 %
                =====     =====      ====     =====     =====      ====     =====     =====     ====      =====       ====


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(a) Date as of which net premiums under the policies were first allocated to the predecessor of the Division.
(b) The gross return and the net return for the periods indicated are not annual rates of return.
(c) Subsequent to March 22, 1985, the advisory service fees have been deducted in arriving at income rather than as an expense charge.

The effective annual net rate of return for the Common Stock Division from January 13, 1976 to December 31, 1986 was 14.36%. For the same period ended December 31, 1986, the average annual increase for the Standard and Poor's 500 Stock Index with dividends reinvested was 14.06%. (Standard and Poor's is an unmanaged index of groups of common stocks.)


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MONEY MARKET DIVISION

                                                        Year Ended December 31,                     August 21, 1981
                                       ------------------------------------------------------       to December 31,
                                       1986        1985(d)      1984        1983         1982            1981(a)(b)
                                       ----------------------------------------------------------------------------
NET RETURN:
Income(c)                              6.83 %      8.65 %      11.00 %      9.56 %      13.53 %              5.46 %
Net realized and unrealized gain
  (loss) on investments                0.03 %      (.09)%        .42 %      (.06)%        .03 %               .06 %
                                       ----        ----        -----        ----        -----                ----
Gross Return                           6.86 %      8.56 %      11.42 %      9.50 %      13.56 %              5.52 %
Expense charges(c)                     (.55)%      (.60)%       (.84)%      (.83)%       (.84)%              (.35)%
                                       ----        ----        -----        ----        -----                ----
Net Return                             6.31 %      7.96 %      10.58 %      8.67 %      12.72 %              5.17 %
                                       ====        ====        =====        ====        =====                ====

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(a) Date as of which net premiums under the policies were first allocated to the predecessor of the Division.
(b) The gross return and the net return for the periods indicated are not annual rates of return.
(c) Subsequent to March 22, 1985, the advisory service fees have been deducted in arriving at income rather than as an expense charge.
(d) Net return for 1985 has been adjusted to reflect a recalculation of the net return of the Division.

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HYPOTHETICAL
ILLUSTRATIONS

The following illustrations are based on the assumption that the Separate Account and the Trust had been operating since January 1, 1976 in the same manner as they operate as a result of the implementation of the Reorganization described under GENERAL INFORMATION -- PREDECESSORS OF THE TRUST in Part 2. For illustrations based on various constant hypothetical annual investment returns, see ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUM in Part 2.

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ILLUSTRATION OF VARIATIONS OF THE
DEATH BENEFIT, THE ACCOUNT VALUE
AND THE CASH SURRENDER VALUE IN
RELATION TO INVESTMENT EXPERIENCE
OF THE COMMON STOCK DIVISION

The following example shows how the net return of the Common Stock Division would have affected the Death Benefits, Account Values and Cash Surrender Values of a single premium policy dated January 1, 1976. Assume a single premium of $25,000 and that the insured was a 40 year old male on January 1, 1976.

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                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                              ($81,932 Face Amount)

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                                     Cash                                                                              Guaranteed
Policy Anniversary on           Surrender                                                                                 Minimum
January 1 in Year:                  Value                Account Value                 Death Benefit                Death Benefit
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       1977*                      $24,171                      $26,224                      $ 85,615                      $81,932
       1978                        21,713                       23,353                        81,932                       81,932
       1979                        23,835                       25,410                        81,932                       81,932
       1980                        29,920                       31,618                        93,868                       81,932
       1981                        46,298                       48,487                       139,540                       81,932
       1982                        43,575                       45,227                       126,201                       81,932
       1983                        49,898                       51,320                       138,888                       81,932
       1984                        63,970                       65,188                       171,147                       81,932
       1985                        62,235                       62,829                       160,066                       81,932
       1986                        83,742                       83,742                       207,077                       81,932
       1987                        98,819                       98,819                       237,244                       81,932
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* Reflects net investment income credited at the assumed rate of 4% from January 1, 1976 to January 12, 1976, and an actual rate of return for the Common Stock Division assuming the investment performance of the Trust's Common Stock Portfolio was the same as our pre-Reorganization Separate Account I starting January 13, 1976. Net annual premiums under variable life policies were first put into our pre-Reorganization Separate Account I on January 13, 1976.

Remember, this example of past investment performance is for a specific age, sex, premium amount and policy anniversary. Also, the policy described in this prospectus was not available in 1976. The benefits illustrated under this policy are calculated on the policy anniversary and do not represent the average net investment performance of our pre-Reorganization Separate Account I during the policy year. Past investment performance should not be deemed a representation of future investment experience of the Division or investment performance of the Trust.

The difference between the Account Value and the Cash Surrender Value is the contingent deferred sales load.

This example assumes that the net single premium and related Account Values and Cash Surrender Values are 100% in the Common Stock Division for the entire period.

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ILLUSTRATION OF VARIATIONS OF THE
DEATH BENEFIT, THE ACCOUNT VALUE
AND THE CASH SURRENDER VALUE IN
RELATION TO INVESTMENT EXPERIENCE
OF THE MONEY MARKET DIVISION

The following example shows how the net return of the Money Market Division would have affected the Death Benefits, Account Values and Cash Surrender Values of a single premium policy dated January 1, 1982. Assume a single premium of $25,000 and that the insured was a 40 year old male on January 1, 1982.

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                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                              ($81,932 Face Amount)

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                                    Cash                                                                              Guaranteed
Policy Anniversary on          Surrender                                                                                 Minimum
January 1 in Year:                 Value                Account Value                 Death Benefit                Death Benefit
------------------------------------------------------------------------------------------------------------------------------------
       1983                      $25,074                      $27,204                      $ 88,814                      $81,932
       1984                       27,305                       29,366                        92,864                       81,932
       1985                       30,227                       32,225                        98,726                       81,932
       1986                       32,674                       34,527                       102,505                       81,932
       1987                       34,784                       36,429                       104,839                       81,932
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This example reflects Money Market Division investment experience assuming the investment performance of the Trust's Money Market Portfolio was the same as our pre-Reorganization Separate Account II starting January 1, 1982. Net premiums under variable life policies were first put into our pre-Reorganization Separate Account II on August 21, 1981.

Remember, this example of past investment performance is for a specific age, sex, premium amount and policy anniversary. Also, the policy described in this prospectus was not available in 1982. The benefits illustrated under this policy are calculated on the policy anniversary and do not represent the average net investment performance of our pre-Reorganization Separate Account II during the policy year. Past investment performance should not be deemed a representation of future investment experience of the Division or future investment performance of the Trust.

The difference between the Account Value and the Cash Surrender Value is the contingent deferred sales load.

This example assumes that the net premium and related Account Values and Cash Surrender Values are 100% in the Money Market Division for the entire period.

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PART 2 -- DETAILED INFORMATION

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GENERAL INFORMATION
ABOUT US

We are Equitable Variable. We were organized in 1972 in New York State as a stock life insurance company and are authorized to sell life insurance and annuities there. We also are authorized to sell life insurance and annuities in other jurisdictions. In January of 1976 we began selling periodic premium variable life policies, and two years later, in January of 1978, we began selling fixed annuity contracts.

In 1983 we began selling a form of fixed life insurance policy, the Equitable Life Account. In 1983 we also began selling single premium variable life policies. In 1986 we began selling an individual flexible premium variable life policy designed to provide insurance coverage with flexibility in death benefits and premium payments. We also sell two types of term insurance policies, fixed single premium life insurance policies and universal life insurance policies. At the end of 1986 we had approximately $9.7 billion face amount of variable life insurance in force and $47.1 billion of fixed life insurance in force (and about $1.9 billion of fixed annuity payment obligations).

Policy owners who have our variable life policies on a single premium basis, as well as on a periodic premium basis, have monies placed in our Separate Account.

Our financial statements including those of our continuing Separate Account are in Part 3.

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EQUITABLE

Equitable is a New York mutual life insurance company that has its home office at 787 Seventh Avenue, New York, N.Y. 10019.

Equitable has been in business since 1859. Equitable's total assets make it the third largest life insurance company in the United States. At December 31, 1986 these assets were approximately $55 billion. Equitable is also one of the largest managers of retirement fund assets. At December 31, 1986, Equitable and its subsidiaries were managing pension fund assets of $66.2 billion and total assets of $102.7 billion. These assets include amounts in our General Account, Equitable's General Account and separate accounts, and other accounts managed by Equitable and Equitable Capital.

On December 31, 1986, Equitable Capital was managing approximately $30 billion in assets. Equitable Capital acts as an investment adviser to various separate accounts and general accounts of Equitable and other affiliated insurance companies. Equitable Capital also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, and non-tax-qualified corporate funds, pension and profit-sharing plans, foundations and tax-exempt organizations.

Between the time we were organized and the end of December 1986, Equitable invested over $570 million in us. This money has been used to help us meet operational costs and policy reserve requirements.

Equitable probably will invest more money in us in the future although it has no legal obligation to do so. Its assets do not back benefits that may be paid under the policy discussed in this prospectus.

In December, 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. (DLJ). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services, to approximately 300 independent regional securities firms and 100 banks. To the extent permitted by law, Equitable, Equitable Variable and their separate accounts and affiliated companies, several of which are registered investment companies (including the Trust), may engage in securities and other transactions with the various entities mentioned in the preceding paragraph or may invest in shares of investment companies with which those entities have affiliations.

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REGULATION

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to insurance laws and regulations in every jurisdiction where we sell our policies. We submit annual reports on our operations and finances to insurance officials in these jurisdictions. The officials are responsible for reviewing our reports to be sure we are financially sound and that we are complying with applicable laws and regulations.

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Our single premium variable life policy has been approved in 50 states and the Virgin Islands.

We are also subject to various Federal securities laws and regulations.

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THE TRUST

The Hudson River Trust currently issues six series or classes of shares, each of which represents an interest in one of the Trust's Portfolios. Shares of the Aggressive Stock, High Yield, Common Stock, Balanced and Money Market Portfolios are purchased and redeemed by the corresponding Separate Account Division. The Global Portfolio is not available for investment under SP-1. The Trust sells and redeems its shares at net asset value. It does not impose a sales charge.

The Trust serves as an investment medium for variable life policies issued by us and by insurers affiliated or unaffiliated with Equitable. We currently do not foresee any disadvantages to our policy owners arising out of this. However, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that the Trust's response to any of those events insufficiently protects our policy owners, we will see to it that appropriate action is taken to protect our policy owners. Also, if we ever believe that any of the Trust's Portfolios is so large as to materially impair the investment performance of a Portfolio or the Trust, we will examine other investment options.

The Trust's shares will be sold only to separate accounts of insurance companies. Since we are the only insurance company now investing in the Trust, we are currently in control of the Trust. We owned approximately $475 million worth of the Trust's shares as of December 31, 1986, and will continue to control the Trust at least until other insurance companies, selling significant amounts of variable insurance products, have made substantial investments in Trust shares.

The Trust's address is 787 Seventh Avenue, New York, New York 10019. The custodian of the securities and other assets of the Trust is The Chase Manhattan Bank, N.A.

The Trust, its investment objectives and policies, its risks, expenses, organization and other aspects of its operations are described in more detail in its prospectus, which is attached to this prospectus, and in a Statement of Additional Information which may be obtained free of charge by written request to the Trust at 787 Seventh Avenue, New York, New York 10019. Please carefully read the Trust's prospectus.

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PREDECESSORS OF THE TRUST

Pursuant to a Plan of Reorganization (Reorganization) approved at a meeting of our policy owners held on February 14, 1985, effective as of March 22, 1985, we restructured our Separate Accounts I and II into one separate account in unit investment trust form. To accomplish this restructuring, we converted our then existing Separate Account I, a Common Stock Account, and Separate Account II, a Money Market Account, into our continuing Separate Account I with two investment divisions: the Common Stock Division and the Money Market Division. On March 22, 1985, all of the assets and related liabilities of our former Separate Accounts I and II were transferred to the Common Stock and Money Market Portfolios of The Hudson River Fund, Inc. respectively, in exchange for shares in the Portfolios, and we ceased to be an investment adviser of our continuing Separate Account. The Reorganization did not change the policy values of then outstanding policies.

On September 30, 1987, pursuant to an Agreement and Plan of Reorganization approved by policyowners, The Hudson River Fund, Inc., a Maryland corporation, was reorganized as a Massachusetts business trust and its name was changed to The Hudson River Trust. Refer to the Prospectus for the Trust for further information.

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INVESTMENT OBJECTIVES OF
THE PORTFOLIOS

Each Portfolio of the Trust has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each Portfolio will affect its return and its risks. The policies and objectives of the Portfolios available for investment under SP-1 are as follows:

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Portfolio                           Investment Policy                                   Objective
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HIGH YIELD                          Primarily a diversified mix of high yield,          High return by maximizing current income
                                    fixed income securities involving greater           and, to the extent consistent with that
                                    volatility of price and risk of principal           objective, capital appreciation
                                    and income than high quality fixed income
                                    securities

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Portfolio                           Investment Policy                                   Objective
------------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STOCK                    Primarily common stocks and other equity-type       Long-term growth of capital
                                    securities issued by medium and smaller sized
                                    companies with strong growth potential

COMMON STOCK                        Primarily common stock and other equity-type        Long-term growth of capital and increasing
                                    instruments                                         income

BALANCED                            Common stocks, publicly-traded debt                 High return through a combination of
                                    securities and high quality money market            current income and capital appreciation
                                    instruments

MONEY MARKET                        Primarily high quality short-term money             High level of current income while
                                    market instruments                                  preserving assets and maintaining liquidity

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There is no guarantee that these objectives will be achieved.

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THE TRUST'S INVESTMENT
ADVISER

The Trust is advised by Equitable Capital, a wholly-owned subsidiary of Equitable. Equitable Capital is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940. Equitable Capital's address is 1285 Avenue of the Americas, New York, New York 10019.

We make a daily credit to the values of the divisions of the Separate Account to offset completely the effect on such values of the portion of the Trust's investment advisory fees which exceed a 0.25% effective annual rate and all other Trust expenses except (a) all brokers' commissions, transfer taxes and other fees and expenses for services relating to purchases and sales of Portfolio investments and (b) any Trust income tax liabilities. Equitable Capital provides services pursuant to an investment advisory agreement for a fee based on the following maximum effective annual percentages of the average daily value of the aggregate net assets of each of the Portfolios. These annual percentages for the Portfolios corresponding to the Divisions available for investment under SP-1 are: 0.40% for the Common Stock, Balanced and Money Market Portfolios, 0.50% for the Aggressive Stock Portfolio and 0.55% for the High Yield Portfolio.

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DEDUCTIONS FROM PREMIUM

The amount of premium for a standard mortality risk policy put into the Separate Account's Divisions is the total single premium minus a $200 administrative charge and a charge for state premium taxes. This is the net single premium that is then put into the Separate Account. We do this as of the date of your application if the application and the premium are received at our Regional Service Center within 10 days after you sign the application. If the application and the premium are received more than 10 days from the date you sign the application, the net single premium will be put into the Separate Account when received.

A summary of the charges against the single premium follows.

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ADMINISTRATIVE EXPENSE CHARGE

We charge $200 for administrative expenses. These include:

o  processing applications;
o  establishing policy records;
o  conducting medical examinations;
o  determining insurability;
o  processing claims, paying Cash Surrender Values, and making policy changes;
o  record keeping;
o  communicating with policy owners; and
o  other expenses and overhead.

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STATE PREMIUM TAX CHARGE

We deduct an amount from your single premium to cover state and local premium taxes payable by us. These taxes vary from state to state and also vary in some areas by municipalities and counties. Taxes currently range up to 4%.

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EXAMPLE OF DEDUCTIONS FROM
PREMIUM

The following (using the policies shown in the ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUM) shows what amount of net single premium would be put into the Separate Account at the start of the first policy year. A policy's actual Account Value and Cash Surrender Value are related to the policy's net single premium.

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                               NET SINGLE PREMIUMS

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         State               Male or Female                Male or Female               Male or Female               Male or Female
       Premium                  Issue Age 5                  Issue Age 25                 Issue Age 40                 Issue Age 55
           Tax             ($10,000 Premium)             ($20,000 Premium)            ($25,000 Premium)            ($50,000 Premium)
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          0%                         $9,800                       $19,800                      $24,800                      $49,800
          1%                          9,700                        19,600                       24,550                       49,300
          2%                          9,600                        19,400                       24,300                       48,800
          3%                          9,500                        19,200                       24,050                       48,300
          4%                          9,400                        19,000                       23,800                       47,800
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There is no sales load deducted from the single premium. There will never be a sales load deducted unless you surrender your policy for its Cash Surrender Value in the first 10 policy years or exchange your policy for a fixed life policy. See CONTINGENT DEFERRED SALES LOAD.

To the extent sales expenses are not covered by the sales loads, we will recover them from funds other than premium deductions.

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CONTINGENT DEFERRED
SALES LOAD

There is a difference between the Account Value and the Cash Surrender Value of our policy in the first ten policy years. This difference is a contingent deferred sales load against your Account Value decreasing from between 8% and 9% in the first policy year to zero in the 10th policy year. The initial percentage depends on the insured's age and sex. The percentage decreases evenly over the first 10 policy years. This charge is designed to recover expenses of distributing policies which are terminated by surrender in their early years. It will never be greater than 9% of your single premium.

We charge the contingent deferred sales load if you surrender your policy in the first ten years and receive its net Cash Surrender Value.

Since the loan value of the policy is based on the amount of Cash Surrender Value rather than on the Account Value, the contingent deferred sales load has the effect of reducing the amount available for a policy owner to borrow under a policy.

The contingent deferred sales load is not imposed on Account Value transfers between Divisions, Separate Account investment experience, Death Benefits or exchanges to fixed benefit policies.

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OUR SEPARATE ACCOUNT
AND ITS DIVISIONS

Our Separate Account is registered with the SEC as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policy or practices of the Separate Account. For state law purposes the Separate Account is treated as a part of us.

After making certain deductions from premiums, we put your net premium in one or more Divisions of our Separate Account. You decide in which Divisions your policy's net premium will be put. (Also, you have certain voting privileges with respect to the Trust shares held in the Divisions. See YOUR VOTING PRIVILEGES.) Each Division invests in shares of a corresponding investment Portfolio of the Trust. The Separate Account also invests income or capital gains dividends received from the Trust in shares of the Trust.

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The Separate Account purchases and redeems shares of the Trust at their net asset value per share. The Separate Account's assets are allocated among the Divisions in accordance with the allocations of the net premium invested in the Separate Account and the earnings on those assets. Also, liabilities of the Separate Account will be allocated to the Division to which they relate. Accrued liabilities that are not allocable to one Division will be allocated to the Divisions in proportion to their relative net assets. In the unlikely event that any Division incurred liabilities in excess of its assets, the other Divisions could be liable for such excess.

Each Portfolio has a different investment policy (see THE TRUST). You should keep in mind that the investment experience of the Separate Account and the Divisions depends on the investment performance of the Trust and the corresponding Portfolios. Also, values of SP-1 policies are increased to compensate policy owners for their share of Trust expenses in excess of the sum of (1) expenses for brokers' commissions, transfer taxes and other fees relating to purchases and sale of Portfolio investments, (2) fees for advisory services at an annual rate equivalent to 0.25% of the average daily value of the aggregate net assets of the Portfolios and (3) Trust income taxes, if any.

The Common Stock Division of our Separate Account superseded our pre-Reorganization Separate Account I, which was established on June 28, 1973. The Money Market Division of our Separate Account superseded our pre-Reorganization Separate Account II, which was established on December 12, 1980. Both pre-Reorganization Separate Accounts were established under the insurance law of New York State as separate investment accounts. Assets that were used to provide money to pay benefits under our variable life policies were allocated to the pre-Reorganization Separate Accounts from time to time. As a result of the Reorganization, those assets and additional assets to be received from premiums under in-force policies and future policies, will be allocated to the Separate Account Divisions from time to time and used to provide money to pay benefits under our variable life policies.

Any increase or decrease in a policy's Death Benefit, Account Value or Cash Surrender Value will reflect the investment experience of the Division where you have Account Value, which in turn will depend upon the investment performance of the corresponding Portfolio of the Trust. (It will not be affected by the experience of the other Divisions unless you have Account Value in other Separate Account Divisions.)

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HOW WE SUPPORT THE OPERATIONS
OF A POLICY

We support the operations of a policy by putting the net single premium (which is the single premium less the charges described under DEDUCTIONS FROM PREMIUM) into the Separate Account Division or Divisions as the policy owner chooses. We do this when the policy is issued.

Once the net single premium is placed into the Divisions we charge for the cost of insurance based on the attained sex and age for the amount at risk. The amount at risk on policy anniversaries is the Death Benefit payable less the Account Value in the Divisions (adjusted for any loans). The cost of insurance deducted from the amount in the Divisions is based on the 1980 Commissioners' Standard Ordinary Mortality Table, and generally increases with attained age. The cost of insurance differs in each year because, based on this mortality table, the probability of death generally increases with attained age and the amount at risk is different year by year. The dollar amount of the cost of insurance also depends on investment experience of the Divisions in which a policy participates.

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SEPARATE ACCOUNT ASSETS ARE OUR
PROPERTY

The assets of the Separate Account are our property. However, New York Insurance Law provides that the portion of Separate Account's assets that relates to variable life policies may not be used to satisfy any obligations that may arise out of any other business we conduct, although under certain circumstances one Division could be liable for claims arising out of the other Divisions' operations.

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We permit money from charges owed to us to stay in the Divisions and accumulate. These accumulated amounts are in excess of each Division's net assets attributed to variable life policies. These amounts belong to us.

There probably will be more assets in the Separate Account than those that apply to our variable life policies. We expect to transfer part or all of the excess to our General Account. These transfers will be in cash, but before we make them we will consider whether the transfer could have any adverse effect on the Separate Account. In 1986 we made no such transfer to our General Account.

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CHARGES AGAINST THE
SEPARATE ACCOUNT

The amount in the Separate Account Divisions in which your policy participates is further decreased (after the following charges) by the cost of your insurance protection. See HOW WE SUPPORT THE OPERATIONS OF A POLICY.

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CHARGES FOR MORTALITY AND
EXPENSE RISKS

We charge the Separate Account for the mortality and expense risks we assume. The charge is made daily at an effective annual rate of 0.50% of the value of each Division's assets that are attributable to variable life policies.

The mortality risk we assume is that insureds may live for shorter periods of time than we estimated. If this occurs, we have to pay a greater amount of death benefits than we expected in relation to the premiums we received.

The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated.

The money we collect from this charge may exceed the amount needed to cover benefits and expenses and would be our gain.

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OTHER CHARGES

The Separate Account purchases shares of the Trust at their net asset value. The net asset value of those shares reflects management fees and other expenses already deducted from the assets of the Trust that are briefly described under THE TRUST. More detailed information about the Trust is in its prospectus and its Statement of Additional Information.

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YOUR VOTING
PRIVILEGES
GENERAL

As we have already said, all assets held in the Divisions are invested in shares of the corresponding Portfolios of the Trust. We are the legal owners of those shares and as such have the right to vote upon certain matters at any meeting of the Trust's shareholders that may be held. Among other things, we may vote on any matters described in the Trust's prospectus or Statement of Additional Information or requiring a vote by shareholders under the 1940 Act.

However, in accordance with our view of current Federal securities law requirements, we will offer you the opportunity to instruct us as to how Trust shares allocable to your policy and held by us in the Separate Account will be voted on these matters. We will vote the shares of the Trust at meetings of shareholders of the Trust in accordance with your instructions. Thus, you will have the right to have a voice in the affairs of the Trust. Trust shares held in each Division of the Separate Account for which no timely instructions from policy owners are received will be voted by us in the same proportion as shares in that Division for which instructions are received. We will also vote any Trust shares that we are entitled to vote directly due to amounts we have accumulated in the Separate Account in the same proportions that all policy owners vote, including those who participate in other separate accounts. See YOUR VOTING PRIVILEGES -- VOTING INSTRUCTIONS OF OTHER SEPARATE ACCOUNT PARTICIPANTS.

Each policy having a voting interest will be sent proxy material and a form for giving voting instructions. If required by state insurance officials, we may disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Trust's Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Trust's Portfolios. In addition, we may disregard voting instructions in favor of changes initiated by a policy owner or the Trust's Board of

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Trustees in the investment policy or the investment adviser of a Portfolio, provided that our disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law, the proposed advisory fee would be higher than we are permitted to pay by the terms of our variable life policies, or the charge would lead to an adverse effect on our general account because it would result in unsound or overly speculative investments. We will advise policy owners if we do disregard voting instructions, and give our reasons for such actions in the next semiannual report we send to policy owners.

All Trust shares of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Portfolios differ. In such a case, the voting is on a Portfolio-by-Portfolio basis. Approval or disapproval by the shareholders in one Portfolio on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Portfolio; and shareholders in a Portfolio not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Portfolio-by-Portfolio vote are changes in the fundamental investment policy or restrictions of a particular Portfolio and approval of the investment advisory agreement.

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VOTING INSTRUCTIONS OF OTHER
SEPARATE ACCOUNT PARTICIPANTS

Net premiums for our individual flexible premium variable life policy and premiums from our variable life insurance policy with additional premium option are invested in our Separate Account FP, which, in turn, invests in the Trust. In addition, Trust shares are held by other separate accounts established by us and other insurance companies affiliated and unaffiliated with us. We expect that those shares will be voted through those separate accounts in accordance with instructions of their participants. This will dilute the effect of the voting instructions of policy owners whose net premiums are invested in the Separate Account.

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DETERMINING THE TRUST PORTFOLIO
FOR WHICH YOU CAN GIVE VOTING
INSTRUCTIONS

If all your Account Value is in one Division, you can participate in the voting only for the shares in the Trust Portfolio that corresponds to that Division. If your Account Value is divided among the Divisions, you are entitled to participate in the voting of the shares of the Trust Portfolios that correspond to each Division in which you have Account value.

The number of Trust shares held in each Division attributable to your policy for purposes of your voting privilege will be determined by dividing your policy's Account Value (less any policy indebtedness) allocable to that Division by the net asset value of one share of the corresponding Trust Portfolio as of the record date for the Trust's shareholder meeting. The record date for this purpose will not be more than 90 days before the meeting of the Trust. Fractional shares are counted.

EXAMPLE: Your policy has an Account Value of $3,000, 50% of which is attributable to the Common Stock Division and 50% of which is attributable to the Money Market Division. Assuming the net asset value of one share in each Trust Portfolio is $100, you would have the privilege of voting 30 shares. You will have the privilege of instructing us regarding 15 votes in each Division.

EXAMPLE (ASSUMING AN OUTSTANDING LOAN): Your policy has an Account Value of $3,000, which entitles you to 30 votes. If you have a $1,000 loan (including interest due) equally allocated between each Division, you would be entitled to 10 votes in each Division, or an aggregate of 10 fewer votes.

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LAW CHANGES MAY AFFECT
YOUR VOTING PRIVILEGES

Our Separate Account is required by Federal securities laws or regulations as currently interpreted to have policy owners instruct us as to the Trust's voting rights. However, if amendments to or interpretations of those laws or regulations change what must be voted on, or restrict the matters for which policy owners are given the opportunity to provide voting instructions, we will in turn change what is submitted to policy owners.

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OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will always attempt to comply with applicable laws before we take any of these actions. If necessary, we will seek approval by policy owners.

Specifically we reserve the right to:

o  add Divisions to or remove Divisions from the Separate Account;

o  combine any two or more Divisions within the Separate Account;

o transfer assets of the variable life policy offered by this prospectus, as well as the assets of our other variable life policies, from one Division to another (if we do, we will withdraw proportional amounts of each investment in the Division, but we will also make whatever adjustments are needed to avoid odd lots and fractions);

o operate the Separate Account as a management investment company under the 1940 Act, or in any other form the law allows (if we do, we may invest the assets in any legal investments and we or one of our affiliates, such as Equitable Capital, will serve as investment adviser);

o  end the registration of the Separate Account under the 1940 Act; or

o operate the Separate Account under the general supervision of a Committee made up of individuals all of whom may be, under the 1940 Act, interested persons of us or of Equitable or discharge such Committee.

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SUBSTITUTION OF TRUST SHARES

Although we believe it to be highly unlikely, it is possible that, in our judgment, one or more of the Portfolios of the Trust may become unsuitable for investment by the Separate Account because, for example, of a change in the investment policy, or a change in the tax laws, or because the shares are no longer available for investment. For those or other reasons, we may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before we can do this, we would obtain the approval of the SEC, and possibly one or more state insurance departments, to the extent legally required.

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DEATH BENEFITS UNDER
OUR POLICIES

The Death Benefit is the amount payable to the named beneficiary when the insured dies. All or part of the Death Benefit can be paid in cash or applied under one or more of our payment options described under PAYMENT OPTIONS.

The Death Benefit will at least equal the guaranteed minimum of insurance. Whether the Death Benefit is higher than the guaranteed minimum depends on the investment experience of the Divisions in which a policy participates. See the ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUM.

The Death Benefit is the higher of the guaranteed minimum Death Benefit, plus the sum (if positive) of the variable adjustment amounts (determined annually) in the Divisions in which you have Account Value, or the insurance coverage that can be purchased by the Account Value at the date of death.

The amount of Death Benefit actually paid to the insured's beneficiary will be adjusted as of the date of the insured's death to reflect:

o  any policy loans together with accrued interest;

o the insured's suicide within 2 years after the policy's date of issue. See LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY; and

o any material misstatement in the application for insurance, including a misstatement of the insured's age or sex. See LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY.

Interest will be paid from the date of death to the date the Death Benefit is paid at the annual rate that we are paying under the deposit option described in PAYMENT OPTIONS.

If you sign an application and send us money, and if the person proposed to be insured dies between the application date and the date we act on the application, we have a special rule. Should we decide the proposed insured was insurable and accept the application, we will pay the initial face amount to the proposed beneficiary.

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THE GUARANTEED MINIMUM DEATH
BENEFIT

The guaranteed minimum Death Benefit equals a policy's initial face amount regardless of the investment experience of the Divisions in which a policy participates.

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THE VARIABLE ADJUSTMENT AMOUNT

The variable adjustment amount for each Division is the amount of the Death Benefit that results from all past investment experience of that Division. In the first policy year, the variable adjustment amount in each Division is zero. After that, the variable adjustment amount is the amount of insurance purchased by the difference between the actual rate of return and 4%. Therefore, a Division's variable adjustment amount will not change in any year that the Division's gross return minus the charges to the Division results in a net return of 4%. If the net return is more than 4%, that variable adjustment amount will increase. The variable adjustment amount will increase because additional amounts of paid-up life insurance are purchased. If the net return is less than 4%, it will decrease. The variable adjustment amount will decrease because these additional amounts of paid-up life insurance are lost. The rates at which these additional amounts of paid-up life insurance are purchased or lost are based on sex and attained age and are guaranteed.

The percentage change in the Death Benefit for any year is not the same as the net return for the preceding year and it is not necessarily related to current or future rates of inflation. The Death Benefit is equal to the guaranteed minimum Death Benefit plus the sum (if positive) of the variable adjustment amounts for each Division in which you have funds. However, even if the sum of the variable adjustment amounts is negative, the Death Benefit will never be less than the guaranteed minimum.

In any year that the sum of the variable adjustment amounts increases (and is positive), the Death Benefit will increase. If the sum of the variable adjustment amounts is negative, investment experience can not increase the Death Benefit above the guaranteed minimum until it has increased the variable adjustment amount of at least one Division so that the sum is positive. In any year that the sum of the variable adjustment amounts for the Divisions in which the policy participates decreases, the Death Benefit will decrease, unless it is already at the guaranteed minimum.

The variable adjustment amount for each Division is set on each policy anniversary. Once set, it remains the same for the following policy year. If it is set above the guaranteed minimum, we will be responsible for keeping it at that level until the next policy anniversary. You will bear the risk that it could drop on the next policy anniversary (but not below the guaranteed minimum). In addition, if the Account Value at the date of death, considered as a single premium, can buy more Death Benefit than what was calculated at the beginning of the policy year, this increased Death Benefit will be paid.

There is no guarantee that a Division's investment experience, which will reflect the investment performance of the corresponding Portfolio of the Trust, will be sufficient to result in an increase in Death Benefits. However, the historical pattern of stock performance has been one of long-range growth, and money market investments in recent years have returned more than 4%.

THE VARIABLE ADJUSTMENT AMOUNT IS CUMULATIVE. Increases and decreases in the variable adjustment amount are carried into each succeeding year. The variable adjustment amount for a Division can be positive or negative. If it is positive, good investment experience will produce a larger variable adjustment amount. If it is negative, good investment experience must first offset the current negative variable adjustment amount before there can be a positive amount.

EXAMPLE: You were a 40 year old male when your policy was issued. Assume a hypothetical gross annual investment return of 0% for the first 4 policy years. This results in a negative variable adjustment amount. A net return of approximately 25.4% in the 5th policy year would offset the cumulative negative variable adjustment amount so that it would equal zero. Any net return above that would produce a positive variable adjustment amount. On the other hand, the negative variable adjustment amount may be offset over a number of years. Thus, if the gross return in the 5th policy year were 8%, (equivalent to 7.19% net), a gross return of 8% in each of the 6 following policy years would be required to produce a positive variable adjustment amount by the 12th policy year.

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For a given net return, the greater the Account Value in a Division, the greater the effect of investment experience on the variable adjustment amount. Therefore, in later policy years, when your total Account Value may be greater, investment experience may have a greater effect on the Death Benefit.

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THE DEATH BENEFIT
BASED ON ACCOUNT
VALUE

If the Account Value increases at an annual rate of more than 4% between the beginning of the policy year and the date of death, the Death Benefit will be greater than the amount determined at the beginning of the policy year. This is because we see how much insurance the Account Value would buy if it were considered as a single premium.

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NET RETURN

The Death Benefit based on a Division's net return is set on each policy anniversary. The net return depends on the investment experience of the Division from the first day of that policy year to the first day of the next policy year. It takes into account investment income, capital gains and capital losses (whether realized or unrealized), with respect to Trust shares owned by the Division and gains resulting from the reimbursement by us to the Division of amounts corresponding to certain Trust expenses. The charges against the Division are then deducted to determine the net return. The net return on a date during a policy year depends on the investment experience of the Division from the first day of that policy year to that date and can affect Account Values, Cash Surrender Values and Death Benefits.

The net return of each Division is determined at the close of trading on each day in which the degree of trading in the corresponding Portfolio of the Trust might materially affect the net return of that Division. We call this a "business day". Normally this would be each day that the New York Stock Exchange is open. However, because we are closed on Martin Luther King Day and the Friday after Thanksgiving Day, no determination will be made on those days.

The assets of each Division are valued by multiplying the number of Trust shares in each Division by the net asset value of such shares and is adjusted by the charge for mortality and expense risks. See the financial statements for the Separate Account in this prospectus.

The net return for a policy year is not the same as for a calendar year unless the policy anniversary is January 1.

A statement of the method we use to calculate net return is an exhibit to the Registration Statement we filed with the SEC. It will be furnished on request.

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HOW THE DEATH BENEFIT VARIES
FROM THE GUARANTEED MINIMUM

The following example shows how the Death Benefit varies from the guaranteed minimum as a result of investment experience. Assume that the insured was a 40 year old male when the policy was issued, and the hypothetical gross annual return for each of the first 6 policy years was 8% for each Division or their combination (which is equal to a net return of 7.19%). Use the amounts from the ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUM.

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                                                                           Variable
                                               Guaranteed                Adjustment                 Death
                                                  Minimum  +                 Amount  =            Benefit
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End of policy year 5                              $81,932                   $13,468               $95,400
Increase                                               --                     2,951                 2,951  (3.1% increase)
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End of policy year 6                              $81,932                   $16,419               $98,351
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If the gross annual return was 0% (equal to a net return of -.75%), the Death Benefit at the end of policy year 6 would have been $91,006 (a 4.6% decrease). This reflects a decrease in the variable adjustment amount of $4,394.

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ACCOUNT VALUES, CASH
SURRENDER VALUES AND
LOAN PRIVILEGES UNDER
OUR POLICIES
HOW WE DETERMINE ACCOUNT VALUE

When your policy is issued, your total Account Value is your total single premium net of deductions. See DEDUCTIONS FROM PREMIUM. On dates other than at issue, the total Account Value is the sum of the funds allocated to each Division. The funds in each Division, on any date other than a policy anniversary, are the sum of (1) the portion of the tabular Account Value for that date attributable to that Division, (2) the aggregate net single premium on that date for the variable adjustment amount, (3) adjustments to reflect investment experience of the Division from the last policy anniversary to that date and (4) adjustments to reflect charges to the Separate Account, cost of insurance charges and transfers to and from that Division from the last policy anniversary to that date. The tabular Account Value is what the Account Value for the policy would be if each Division in which you had funds had a constant net investment return of 4% a year. On each policy anniversary, the policy's net investment return in excess of 4% per year is used as a net single premium to purchase additional paid up variable life insurance (see THE VARIABLE ADJUSTMENT AMOUNT and NET RETURN). The net single premium is the one time net cost for your sex and attained age to purchase one dollar of Death Benefit, as specified in your policy. On each policy anniversary, the process begins again.

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HOW WE DETERMINE CASH
SURRENDER VALUE

Account Value minus any contingent deferred sales load equals Cash Surrender Value. The policy's Cash Surrender Value will vary daily with investment experience. Cash Surrender Value is the same as Account Value except in the first ten years of the policy. During the first ten policy years the Cash Surrender Value on any date will equal the product of the Account Value on that date and the tabular cash value (which is stated in your policy) divided by the tabular Account Value for that date. After the tenth policy year, the Cash Surrender Value will equal the Account Value. The difference between the Cash Surrender Value and the Account Value is a contingent deferred sales load.
See CONTINGENT DEFERRED SALES LOAD.

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THERE IS NO GUARANTEED MINIMUM
ACCOUNT VALUE OR CASH SURRENDER
VALUE

Daily increases or decreases in Account Value or Cash Surrender Value depend on the investment experience of the Divisions. There is no guaranteed minimum Account Value or Cash Surrender Value.

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RETURNING THE POLICY FOR CASH

During the insured's lifetime, and subject to our rules, your policy can be returned for payment of the Cash Surrender Value net of any indebtedness. The amount payable will be based on the net Cash Surrender Value next computed after we receive your signed request for payment of the Cash Surrender Value at your Regional Service Center, accompanied by your policy. The insurance coverage will end on the date you send us the policy and your request.

SPLITTING THE POLICY. You can request to split your policy into two policies. In addition, you may return one for cash. Any policy that continues will be based on the new initial face amount.

If you split a policy, each continued policy must have a face amount that is at least equal to what the face amount of the $2,500 premium policy would be at the time of the split. This face amount will also be based on the same age and sex as the original policy.

These are our current procedures, which may change.

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INCOME TAX WITHHOLDING

Federal tax law requires us to withhold income tax from any portion of your surrender proceeds that is subject to tax, unless you request us not to withhold.

If you surrender your policy and do not advise us in writing that you do not want us to withhold Federal income tax before the date payment must be made, we are required by law to withhold tax from the surrender payment.

If you elect not to have tax withheld from the surrender payment, or if the amount of Federal income tax withheld is insufficient, you may be responsible for payment of tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You may wish to consult your tax adviser.

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YOU CAN TRANSFER ACCOUNT VALUE
AMONG DIVISIONS

You may transfer Account Value among the Divisions by contacting our regional Life Insurance Center. You can request to transfer part or all of your Account Value among the Divisions. You may do this up to four times in a policy year. A transfer will go into effect on the day we receive your request. We reallocate loans if you transfer Account Value.

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WHEN A DIVISION
BECOMES INACTIVE

If you have a policy loan allocated to a Division and your Account Value less your loan (including accrued loan interest) in that Division reaches zero, that Division will become inactive for your policy. We will reallocate the loan to the other Divisions based on the proportion that your Account Value in each Division has to your total Account Value. A Division will also become inactive for your policy if you transfer its entire Account Value to the other Divisions.

We will notify you when a Division becomes inactive.

If a Division becomes inactive, the future variable adjustment amount, Account Value and net return will be affected. You may transfer Account Value into an inactive Division from the other Divisions. See YOU CAN TRANSFER ACCOUNT VALUE AMONG DIVISIONS.

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TAKING A POLICY LOAN

You may borrow up to 90% of your policy's Cash Surrender Value (net of previous loans) using the policy as security. We will not grant a loan that is not at least $100 more than any outstanding loan with accrued interest.

Borrowing money against your policy will have a permanent effect on your policy's Account Value and Cash Surrender Value, and the amount by which the Death Benefit may increase above the guaranteed minimum. This effect remains even though the loan is repaid in whole or in part.

Whenever the loan with accrued interest from one Division equals or exceeds the Account Value in that Division, that Division will become inactive for your policy. We will transfer the total Account Value and loan allocation to the other Divisions. See WHEN A DIVISION BECOMES INACTIVE.

IF LOANS EXCEED THE CASH SURRENDER VALUE OF YOUR POLICY. Whenever the loan with accrued interest exceeds the Cash Surrender Value of your policy, we will send a notice to you and to anyone to whom you told us you assigned the policy. The policy will end 31 days after we send the notice unless you make a repayment during the 31-day period that is large enough to reduce your outstanding loan with accrued interest to below the total Cash Surrender Value of your policy.

If you borrow the maximum of 90% of your policy's Cash Surrender Value, you increase your risk of having your policy end. This might happen if the combination of policy loan interest as it builds up, the cost of insurance, asset charges against the Separate Account, and investment experience of the Divisions where you have Cash Surrender Value uses up the remaining 10%.

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INTEREST. Interest on loans is 5% a year. Interest is charged daily and is payable by the policy owner on each anniversary. However, if it is not paid, it will be compounded on the policy anniversary because it will be added to the loan principal. This unpaid interest is transferred out of each Division where you have your loan into our general account. This interest is not deductible for Federal income tax purposes.

REPAYMENT. You can repay all or part of any outstanding loan with accrued interest at any time while the policy is in effect and the insured is alive. Your repayment, whether full or partial, will be allocated to the Divisions in proportion to the loan allocation to each Division at the time of repayment.

The amount of any outstanding loan with accrued interest will be deducted from the Death Benefit or Cash Surrender Value proceeds.

WHAT DIVISION WE CHARGE LOANS AGAINST. We allocate a loan based on the net Cash Surrender Value in each Division on the date the loan is made. We reallocate loans if you transfer Account Value.

THE PERMANENT EFFECT OF A LOAN. When you take out a loan, we transfer part of the Cash Surrender Value equal to the amount of the loan from the Divisions to our general account. In addition, unpaid interest on the policy loan will be transferred to our general account from time to time. The amount taken out of the Divisions will not be affected by the Divisions' investment experience while the loan is outstanding. Since the amount is not in the Divisions, it cannot contribute to any possible increase in your policy's Death Benefit, Account Value or Cash Surrender Value.

We will credit your policy with a 4% annual return on any amount transferred to our general account as a result of your policy loan. This can protect Cash Surrender Value and Death Benefits from decreasing if investment experience is below 4%. It will also prevent them from increasing if investment experience is above 4%.

EXAMPLE: You were a 40 year old male when your policy was issued, and you have a Single Premium Variable Life Insurance policy. Use the illustration on page 25 and assume an 8% hypothetical gross annual investment return for each Division or their combination (which is a net return of 7.19%). If you take a loan for $22,000 at the end of the 9th policy year, it will affect the Death Benefit, Account Value, and Cash Surrender Value (before subtracting the amount of the loan with loan interest) in the 10th policy year as follows:

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                          Without Loan         With Loan
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Death Benefit                 $111,106          $109,370
Account Value                   44,931            44,229
Cash Surrender Value            44,931            44,229
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The difference results from the transfer of the portion of the Cash Surrender Value equal to the loan from the Division to the general account. The return on the amount transferred is reduced to 4% a year, rather than the Division's net return of 7.19%.

See DEATH BENEFITS UNDER OUR POLICIES for adjustments that are made as of the date of the insured's death.

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ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUM

To help you get a picture of how the key financial elements of our policy work, we have prepared a series of tables.

The tables show how Death Benefits, Account Values and Cash Surrender Values of policies with single premiums of $10,000, $20,000, $25,000 and $50,000 could vary over an extended period of time if the Divisions had CONSTANT hypothetical gross annual investment returns of 0%, 4%, 8%, and 12% over the years covered by each table. The Death Benefits, Account Values and Cash Surrender Values would differ from those shown in the tables if the annual investment returns did not remain absolutely constant. Thus, the figures would be different if the return AVERAGED 0%, 4%, 8%, or 12% over a period of years but went above or below those figures in individual policy years. The Death Benefits, Account Values and Cash Surrender Values would also differ, depending on the investment allocations made to the Divisions, if the actual investment experience averaged 0%, 4%, 8%, or 12%, but went above or below those figures for individual Divisions. The difference between the Account Value and the Cash Surrender Value in the first ten years is the contingent deferred sales load.

The amounts of Death Benefits, Account Values and Cash Surrender Values shown in the tables for the end of each policy year take into account a daily charge against each Division that is equivalent to an annual charge of 0.75% at the beginning of each year. This charge is the 0.50% charge against the Separate Account for mortality and expense risks and the effect on each Division's investment experience of the charge to the Trust assets for investment advisory services (equivalent to an annual rate of 0.25% of the aggregate average daily net assets of the Portfolios). The effect of these adjustments is that on a 0% actual rate of return the return would be -0.75%, on 4% it would be 3.22%, on 8% it would be 7.19% and on 12% it would be 11.16%.

The hypothetical returns shown in the tables do not reflect any charges for Trust expenses in addition to the 0.25% investment advisory fee charge, because the Divisions in general will be reimbursed for their share of such expenses, as previously discussed under THE SEPARATE ACCOUNT, ITS INVESTMENTS AND ITS INVESTMENT EXPERIENCE and THE TRUST.

The tables reflect the fact that we do not currently charge the Divisions for Federal income tax. However, if we do make such a charge in the future, it would take a higher rate of return to produce after-tax returns of 0%, 4%, 8%, and 12% than it does now.

The second and third columns of each table show what would happen if an amount equal to the total premium were invested to earn interest, after taxes, of 4% or 5% compounded annually. These tables show that if a policy is returned in its very early years for payment of its Cash Surrender Value, the Cash Surrender Value will be low in comparison to the premium accumulated with interest. This means that the cost of owning your policy for a relatively short time will be high.

If you request, we will furnish you with a comparable illustration based on the proposed insured's sex, age and an initial face amount or premium amount of your choice. In addition, if you do purchase a policy, we will deliver a specific illustration that reflects your actual premium paid.

We have also prepared special illustrations showing the effects of policy loans on a planned basis. These are available on request.

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TABLE OF CONTENTS
OF ILLUSTRATIONS

                                                             Page
                                                             ----
$10,000 Single premium Male Age 5                              23
$20,000 Single premium Male Age 25                             24
$25,000 Single premium Male Age 40                             25
$50,000 Single premium Male Age 55                             26
$10,000 Single premium Female Age 5                            27
$20,000 Single premium Female Age 25                           28
$25,000 Single premium Female Age 40                           29
$50,000 Single premium Female Age 55                           30

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                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

INITIAL FACE AMOUNT $98,654         MALE AGE 5         SINGLE PREMIUM $10,000(1)

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[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

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                                                                                          DEATH BENEFIT(2)
                                   PREMIUM ACCUMULATED                               ASSUMING HYPOTHETICAL GROSS
      END OF                    AT INTEREST PER ANNUM OF                             ANNUAL INVESTMENT RETURN OF
      POLICY                   ---------------------------            --------------------------------------------------------------
       YEAR                       4%                  5%                 0%              4%               8%                12%
      ------                   --------            --------           -------         -------          --------          -----------
         1                     $ 10,400            $ 10,500           $98,654         $98,654          $101,705          $  105,501
         2                       10,816              11,025            98,654          98,654           104,848             112,820
         3                       11,249              11,576            98,654          98,654           108,087             120,642
         4                       11,699              12,155            98,654          98,654           111,423             128,999
         5                       12,167              12,763            98,654          98,654           114,861             137,934

         6                       12,653              13,401            98,654          98,654           118,404             147,482
         7                       13,159              14,071            98,654          98,654           122,056             157,694
         8                       13,686              14,775            98,654          98,654           125,823             168,616
         9                       14,233              15,513            98,654          98,654           129,708             180,303
        10                       14,802              16,289            98,654          98,654           133,716             192,810

        11                       15,395              17,103            98,654          98,654           137,853             206,196
        12                       16,010              17,959            98,654          98,654           142,120             220,524
        13                       16,651              18,856            98,654          98,654           146,523             235,857
        14                       17,317              19,799            98,654          98,654           151,063             252,260
        15                       18,009              20,789            98,654          98,654           155,745             269,806

        16                       18,730              21,829            98,654          98,654           160,570             288,570
        17                       19,479              22,920            98,654          98,654           165,544             308,634
        18                       20,258              24,066            98,654          98,654           170,669             330,082
        19                       21,068              25,270            98,654          98,654           175,951             353,011
        20                       21,911              26,533            98,654          98,654           181,394             377,520

   60 (Age 65)                  105,196             186,792            98,654          98,654           614,156           5,545,865

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                       ACCOUNT VALUE(2)                                                   CASH SURRENDER VALUE(2)
                 ASSUMING HYPOTHETICAL GROSS                                            ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF                                            ANNUAL INVESTMENT RETURN OF
    ----------------------------------------------------------            ----------------------------------------------------------
      0%              4%              8%                12%                 0%             4%               8%                12%
    ------         -------         --------         ----------            ------         -------         --------         ----------
    $9,447         $ 9,827         $ 10,208         $   10,590            $8,691         $ 9,041         $  9,392         $    9,743
     9,302          10,067           10,863             11,689             8,634           9,344           10,083             10,849
     9,165          10,320           11,567             12,910             8,585           9,666           10,834             12,093
     9,038          10,585           12,324             14,268             8,544          10,007           11,650             13,487
     8,915          10,862           13,135             15,773             8,505          10,363           12,533             15,049

     8,797          11,149           14,004             17,444             8,471          10,737           13,486             16,797
     8,680          11,443           14,930             19,288             8,436          11,123           14,511             18,748
     8,561          11,740           15,909             21,321             8,400          11,519           15,611             20,920
     8,436          12,037           16,943             23,552             8,356          11,923           16,783             23,329
     8,308          12,331           18,030             25,998             8,308          12,331           18,030             25,998

     8,173          12,620           19,169             28,673             8,173          12,620           19,169             28,673
     8,034          12,907           20,366             31,600             8,034          12,907           20,366             31,600
     7,892          13,191           21,622             34,805             7,892          13,191           21,622             34,805
     7,751          13,478           22,950             38,326             7,751          13,478           22,950             38,326
     7,611          13,770           24,358             42,198             7,611          13,770           24,358             42,198

     7,474          14,070           25,856             46,468             7,474          14,070           25,856             46,468
     7,342          14,380           27,453             51,183             7,342          14,380           27,453             51,183
     7,216          14,704           29,162             56,401             7,216          14,704           29,162             56,401
     7,096          15,042           30,990             62,175             7,096          15,042           30,990             62,175
     6,981          15,396           32,950             68,576             6,981          15,396           32,950             68,576

     3,509          37,715          370,342          3,344,211             3,509          37,715          370,342          3,344,211

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE ILLUSTRATION
TABLE ABOVE:]

(1) Assumes a 2% premium tax.
(2) Assumes no policy loan has been made.

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

INITIAL FACE AMOUNT $106,799        MALE AGE 25        SINGLE PREMIUM $20,000(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           DEATH BENEFIT(2)
                                  PREMIUM ACCUMULATED                                 ASSUMING HYPOTHETICAL GROSS
      END OF                    AT INTEREST PER ANNUM OF                              ANNUAL INVESTMENT RETURN OF
      POLICY                   ---------------------------            --------------------------------------------------------------
       YEAR                       4%                 5%                  0%              4%                8%                12%
      ------                   -------            --------            --------        --------          --------         -----------
         1                     $20,800            $ 21,000            $106,799        $106,799          $110,101         $  114,209
         2                      21,632              22,050             106,799         106,799           113,503            122,131
         3                      22,497              23,153             106,799         106,799           117,010            130,598
         4                      23,397              24,310             106,799         106,799           120,623            139,649
         5                      24,333              25,526             106,799         106,799           124,347            149,326

         6                      25,306              26,802             106,799         106,799           128,185            159,671
         7                      26,319              28,142             106,799         106,799           132,141            170,733
         8                      27,371              29,549             106,799         106,799           136,218            182,560
         9                      28,466              31,027             106,799         106,799           140,422            195,206
        10                      29,605              32,578             106,799         106,799           144,756            208,727

        11                      30,789              34,207             106,799         106,799           149,223            223,187
        12                      32,021              35,917             106,799         106,799           153,830            238,649
        13                      33,301              37,713             106,799         106,799           158,578            255,185
        14                      34,634              39,599             106,799         106,799           163,475            272,870
        15                      36,019              41,579             106,799         106,799           168,523            291,784

        16                      37,460              43,658             106,799         106,799           173,728            312,014
        17                      38,958              45,840             106,799         106,799           179,096            333,653
        18                      40,516              48,132             106,799         106,799           184,631            356,799
        19                      42,137              50,539             106,799         106,799           190,339            381,557
        20                      43,822              53,066             106,799         106,799           196,225            408,040

   40 (Age 65)                  96,020             140,800             106,799         106,799           361,588          1,568,889

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                       ACCOUNT VALUE(2)                                                    CASH SURRENDER VALUE(2)
                 ASSUMING HYPOTHETICAL GROSS                                             ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF                                             ANNUAL INVESTMENT RETURN OF
   ---------------------------------------------------------               ---------------------------------------------------------
      0%               4%             8%               12%                    0%              4%              8%              12%
   -------          -------        --------         --------               -------         -------         --------         --------
   $19,096          $19,866        $ 20,637         $ 21,407               $17,579         $18,288         $ 18,996         $ 19,705
    18,808           20,355          21,964           23,633                17,465          18,902           20,396           21,947
    18,530           20,863          23,384           26,099                17,363          19,549           21,910           24,455
    18,263           21,390          24,903           28,832                17,268          20,225           23,547           27,260
    18,005           21,936          26,527           31,857                17,180          20,932           25,313           30,398

    17,753           22,500          28,263           35,206                17,096          21,669           27,218           33,904
    17,506           23,081          30,115           38,910                17,017          22,436           29,273           37,822
    17,264           23,679          32,090           43,007                16,940          23,234           31,486           42,198
    17,026           24,292          34,195           47,536                16,864          24,061           33,871           47,085
    16,792           24,922          36,439           52,542                16,792          24,922           36,439           52,542

    16,558           25,565          38,826           58,070                16,558          25,565           38,826           58,070
    16,327           26,223          41,367           64,177                16,327          26,223           41,367           64,177
    16,096           26,895          44,068           70,915                16,096          26,895           44,068           70,915
    15,866           27,577          46,937           78,346                15,866          27,577           46,937           78,346
    15,636           28,271          49,981           86,540                15,636          28,271           49,981           86,540

    15,405           28,976          53,213           95,570                15,405          28,976           53,213           95,570
    15,172           29,690          56,635          105,511                15,172          29,690           56,635          105,511
    14,940           30,415          60,265          116,463                14,940          30,415           60,265          116,463
    14,707           31,147          64,112          128,519                14,707          31,147           64,112          128,519
    14,473           31,890          68,184          141,786                14,473          31,890           68,184          141,786

     9,750           47,521         218,040          946,055                 9,750          47,521          218,040          946,055

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE ILLUSTRATION
TABLE ABOVE:]

(1) Assumes a 2% premium tax.
(2) Assumes no policy loan has been made.

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

INITIAL FACE AMOUNT $81,932        MALE AGE 40         SINGLE PREMIUM $25,000(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            DEATH BENEFIT(2)
                                  PREMIUM ACCUMULATED                                  ASSUMING HYPOTHETICAL GROSS
      END OF                    AT INTEREST PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
      POLICY                   ---------------------------            --------------------------------------------------------------
       YEAR                       4%                  5%                 0%              4%               8%                  12%
      ------                   -------             -------            -------         -------          --------            ---------
         1                     $26,000             $26,250            $81,932         $81,932          $ 84,462            $ 87,612
         2                      27,040              27,563             81,932          81,932            87,072              93,688
         3                      28,122              28,941             81,932          81,932            89,763             100,187
         4                      29,246              30,388             81,932          81,932            92,538             107,139
         5                      30,416              31,907             81,932          81,932            95,400             114,575

         6                      31,633              33,502             81,932          81,932            98,351             122,530
         7                      32,898              35,178             81,932          81,932           101,394             131,039
         8                      34,214              36,936             81,932          81,932           104,532             140,142
         9                      35,583              38,783             81,932          81,932           107,769             149,879
        10                      37,006              40,722             81,932          81,932           111,106             160,296

        11                      38,486              42,758             81,932          81,932           114,547             171,440
        12                      40,026              44,896             81,932          81,932           118,096             183,362
        13                      41,627              47,141             81,932          81,932           121,757             196,118
        14                      43,292              49,498             81,932          81,932           125,532             209,767
        15                      45,024              51,973             81,932          81,932           129,427             224,373

        16                      46,825              54,572             81,932          81,932           133,444             240,002
        17                      48,697              57,300             81,932          81,932           137,587             256,729
        18                      50,645              60,165             81,932          81,932           141,861             274,628
        19                      52,671              63,174             81,932          81,932           146,269             293,783
        20                      54,778              66,332             81,932          81,932           150,817             314,282

   25 (Age 65)                  66,646              84,659             81,932          81,932           175,799             440,537

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                       ACCOUNT VALUE(2)                                                   CASH SURRENDER VALUE(2)
                  ASSUMING HYPOTHETICAL GROSS                                           ASSUMING HYPOTHETICAL GROSS
                  ANNUAL INVESTMENT RETURN OF                                           ANNUAL INVESTMENT RETURN OF
   ------------------------------------------------------------           ----------------------------------------------------------
      0%               4%              8%                 12%                0%              4%             8%                12%
   -------          -------        --------            --------           -------         -------        --------           --------
   $23,941          $24,906        $ 25,870            $ 26,836           $22,066         $22,956        $ 23,845           $ 24,734
    23,580           25,519          27,534              29,627            21,925          23,727          25,602             27,547
    23,219           26,142          29,299              32,702            21,779          24,520          27,483             30,674
    22,857           26,772          31,170              36,087            21,630          25,335          29,497             34,150
    22,494           27,410          33,149              39,812            21,478          26,172          31,652             38,014

    22,130           28,055          35,246              43,911            21,322          27,031          33,959             42,307
    21,767           28,708          37,466              48,420            21,164          27,912          36,427             47,078
    21,403           29,368          39,815              53,378            21,004          28,819          39,070             52,380
    21,040           30,036          42,301              58,830            20,842          29,752          41,901             58,274
    20,678           30,711          44,931              64,823            20,678          30,711          44,931             64,823

    20,316           31,393          47,712              71,410            20,316          31,393          47,712             71,410
    19,953           32,078          50,649              78,639            19,953          32,078          50,649             78,639
    19,589           32,767          53,747              86,572            19,589          32,767          53,747             86,572
    19,224           33,456          57,012              95,268            19,224          33,456          57,012             95,268
    18,856           34,144          60,447             104,791            18,856          34,144          60,447            104,791

    18,487           34,830          64,062             115,217            18,487          34,830          64,062            115,217
    18,115           35,514          67,863             126,629            18,115          35,514          67,863            126,629
    17,744           36,195          71,860             139,113            17,744          36,195          71,860            139,113
    17,373           36,875          76,063             152,773            17,373          36,875          76,063            152,773
    17,003           37,554          80,481             167,713            17,003          37,554          80,481            167,713

    15,154           40,845         106,009             265,648            15,154          40,845         106,009            265,648

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE ILLUSTRATION
TABLE ABOVE:]

(1) Assumes a 2% premium tax.
(2) Assumes no policy loan has been made.

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

INITIAL FACE AMOUNT $104,488        MALE AGE 55        SINGLE PREMIUM $50,000(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            DEATH BENEFIT(2)
                                  PREMIUM ACCUMULATED                                  ASSUMING HYPOTHETICAL GROSS
      END OF                    AT INTEREST PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
      POLICY                  -----------------------------            -------------------------------------------------------------
       YEAR                      4%                   5%                  0%                4%               8%               12%
      ------                  --------             --------            --------          --------         --------         ---------
         1                    $ 52,000             $ 52,500            $104,488          $104,488         $107,731         $111,766
         2                      54,080               55,125             104,488           104,488          111,075          119,556
         3                      56,243               57,881             104,488           104,488          114,526          127,892
         4                      58,493               60,775             104,488           104,488          118,085          136,812
         5                      60,833               63,814             104,488           104,488          121,755          146,358

         6                      63,266               67,005             104,488           104,488          125,542          156,575
         7                      65,797               70,355             104,488           104,488          129,448          167,509
         8                      68,428               73,873             104,488           104,488          133,478          179,213
         9                      71,166               77,566             104,488           104,488          137,635          191,742
        10                      74,012               81,445             104,488           104,488          141,925          205,154

        11                      76,973               85,517             104,488           104,488          146,351          219,513
        12                      80,052               89,793             104,488           104,488          150,917          234,886
        13                      83,254               94,282             104,488           104,488          155,628          251,344
        14                      86,584               98,997             104,488           104,488          160,489          268,965
        15                      90,047              103,946             104,488           104,488          165,504          287,831

        16                      93,649              109,144             104,488           104,488          170,679          308,029
        17                      97,395              114,601             104,488           104,488          176,018          329,657
        18                     101,291              120,331             104,488           104,488          181,529          352,820
        19                     105,342              126,348             104,488           104,488          187,216          377,630
        20                     109,556              132,665             104,488           104,488          193,086          404,206

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                      ACCOUNT VALUE(2)                                                    CASH SURRENDER VALUE(2)
                 ASSUMING HYPOTHETICAL GROSS                                            ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF                                            ANNUAL INVESTMENT RETURN OF
   ----------------------------------------------------------             ----------------------------------------------------------
      0%              4%                8%              12%                  0%              4%              8%                12%
   -------         -------          --------         --------             -------         -------         --------          --------
   $47,844         $49,781          $ 51,718         $ 53,655             $44,341         $46,136         $ 47,932          $ 49,727
    46,883          50,758            54,787           58,969              43,790          47,410           51,174            55,080
    45,921          51,732            58,012           64,783              43,232          48,703           54,617            60,991
    44,961          52,703            61,406           71,144              42,670          50,019           58,278            67,521
    44,003          53,673            64,973           78,102              42,103          51,356           62,169            74,731

    43,045          54,637            68,720           85,707              41,533          52,718           66,305            82,697
    42,089          55,593            72,651           94,013              40,960          54,100           70,700            91,488
    41,134          56,538            76,771          103,076              40,383          55,506           75,368           101,193
    40,177          57,467            81,079          112,953              39,802          56,931           80,323           111,899
    39,218          58,377            85,581          123,710              39,218          58,377           85,581           123,710

    38,258          59,266            90,282          135,415              38,258          59,266           90,282           135,415
    37,298          60,132            95,186          148,148              37,298          60,132           95,186           148,148
    36,343          60,981           100,307          161,999              36,343          60,981          100,307           161,999
    35,393          61,808           105,651          177,063              35,393          61,808          105,651           177,063
    34,451          62,617           111,229          193,439              34,451          62,617          111,229           193,439

    33,516          63,403           117,041          211,227              33,516          63,403          117,041           211,227
    32,586          64,160           123,087          230,526              32,586          64,160          123,087           230,526
    31,659          64,883           129,361          251,427              31,659          64,883          129,361           251,427
    30,735          65,563           135,852          274,023              30,735          65,563          135,852           274,023
    29,809          66,193           142,551          298,417              29,809          66,193          142,551           298,417

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE ILLUSTRATION
TABLE ABOVE:]

(1) Assumes a 2% premium tax.
(2) Assumes no policy loan has been made.

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

INITIAL FACE AMOUNT $118,930        FEMALE AGE 5       SINGLE PREMIUM $10,000(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         DEATH BENEFIT(2)
                                 PREMIUM ACCUMULATED                                ASSUMING HYPOTHETICAL GROSS
      END OF                   AT INTEREST PER ANNUM OF                             ANNUAL INVESTMENT RETURN OF
      POLICY                 ----------------------------           ----------------------------------------------------------------
       YEAR                     4%                  5%                 0%               4%               8%                 12%
      ------                 --------            --------           --------         --------         --------          ------------
         1                   $ 10,400            $ 10,500           $118,930         $118,930         $122,609          $  127,188
         2                     10,816              11,025            118,930          118,930          126,401             136,014
         3                     11,249              11,576            118,930          118,930          130,308             145,450
         4                     11,699              12,155            118,930          118,930          134,333             155,535
         5                     12,167              12,763            118,930          118,930          138,482             166,316

         6                     12,653              13,401            118,930          118,930          142,757             177,839
         7                     13,159              14,071            118,930          118,930          147,163             190,160
         8                     13,686              14,775            118,930          118,930          151,707             203,335
         9                     14,233              15,513            118,930          118,930          156,389             217,423
        10                     14,802              16,289            118,930          118,930          161,217             232,491

        11                     15,395              17,103            118,930          118,930          166,196             248,605
        12                     16,010              17,959            118,930          118,930          171,328             265,837
        13                     16,651              18,856            118,930          118,930          176,620             284,267
        14                     17,317              19,799            118,930          118,930          182,075             303,974
        15                     18,009              20,789            118,930          118,930          187,698             325,047

        16                     18,730              21,829            118,930          118,930          193,495             347,578
        17                     19,479              22,920            118,930          118,930          199,470             371,670
        18                     20,258              24,066            118,930          118,930          205,629             397,428
        19                     21,068              25,270            118,930          118,930          211,978             424,969
        20                     21,911              26,533            118,930          118,930          218,521             454,413

   60 (Age 65)                105,196             186,792            118,930          118,930          738,965           6,658,114

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                        ACCOUNT VALUE(2)                                                  CASH SURRENDER VALUE(2)
                  ASSUMING HYPOTHETICAL GROSS                                           ASSUMING HYPOTHETICAL GROSS
                  ANNUAL INVESTMENT RETURN OF                                           ANNUAL INVESTMENT RETURN OF
    ----------------------------------------------------------            ----------------------------------------------------------
      0%              4%              8%                12%                 0%              4%              8%               12%
    ------         -------         --------         ----------            ------         -------         --------         ----------
    $9,444         $ 9,824         $ 10,206         $   10,587            $8,690         $ 9,041         $  9,391         $    9,742
     9,295          10,061           10,857             11,682             8,629           9,340           10,079             10,845
     9,152          10,306           11,551             12,894             8,574           9,654           10,822             12,079
     9,017          10,562           12,298             14,239             8,524           9,985           11,626             13,461
     8,886          10,828           13,096             15,728             8,478          10,331           12,494             15,006

     8,761          11,105           13,951             17,380             8,436          10,694           13,434             16,737
     8,639          11,391           14,863             19,206             8,396          11,072           14,447             18,668
     8,517          11,683           15,835             21,224             8,357          11,463           15,538             20,825
     8,397          11,984           16,871             23,455             8,317          11,869           16,709             23,231
     8,277          12,287           17,969             25,913             8,277          12,287           17,969             25,913

     8,158          12,599           19,137             28,626             8,158          12,599           19,137             28,626
     8,040          12,916           20,379             31,621             8,040          12,916           20,379             31,621
     7,921          13,239           21,697             34,922             7,921          13,239           21,697             34,922
     7,806          13,571           23,103             38,571             7,806          13,571           23,103             38,571
     7,692          13,911           24,599             42,600             7,692          13,911           24,599             42,600

     7,580          14,262           26,195             47,054             7,580          14,262           26,195             47,054
     7,471          14,621           27,896             51,978             7,471          14,621           27,896             51,978
     7,364          14,992           29,711             57,424             7,364          14,992           29,711             57,424
     7,259          15,374           31,648             63,447             7,259          15,374           31,648             63,447
     7,157          15,767           33,715             70,111             7,157          15,767           33,715             70,111

     3,749          40,206          393,875          3,548,841             3,749          40,206          393,875          3,548,841

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE ILLUSTRATION
TABLE ABOVE:]

(1) Assumes a 2% premium tax.
(2) Assumes no policy loan has been made.

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

INITIAL FACE AMOUNT $125,738       FEMALE AGE 25       SINGLE PREMIUM $20,000(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         DEATH BENEFIT(2)
                                  PREMIUM ACCUMULATED                               ASSUMING HYPOTHETICAL GROSS
      END OF                    AT INTEREST PER ANNUM OF                            ANNUAL INVESTMENT RETURN OF
      POLICY                   --------------------------           ----------------------------------------------------------------
       YEAR                       4%                 5%                0%               4%                8%                 12%
      ------                   -------            -------           --------         --------          --------          -----------
         1                     $20,800            $21,000           $125,738         $125,738          $129,619          $  134,449
         2                      21,632             22,050            125,738          125,738           133,620             143,763
         3                      22,497             23,153            125,738          125,738           137,743             153,722
         4                      23,397             24,310            125,738          125,738           141,994             164,369
         5                      24,333             25,526            125,738          125,738           146,376             175,754

         6                      25,306             26,802            125,738          125,738           150,893             187,926
         7                      26,319             28,142            125,738          125,738           155,549             200,943
         8                      27,371             29,549            125,738          125,738           160,348             214,858
         9                      28,466             31,027            125,738          125,738           165,296             229,738
        10                      29,605             32,578            125,738          125,738           170,396             245,649

        11                      30,789             34,207            125,738          125,738           175,654             262,661
        12                      32,021             35,917            125,738          125,738           181,075             280,854
        13                      33,301             37,713            125,738          125,738           186,664             300,312
        14                      34,634             39,599            125,738          125,738           192,426             321,121
        15                      36,019             41,579            125,738          125,738           198,369             343,377

        16                      37,460             43,658            125,738          125,738           204,496             367,185
        17                      38,958             45,840            125,738          125,738           210,814             392,650
        18                      40,516             48,132            125,738          125,738           217,330             419,889
        19                      42,137             50,539            125,738          125,738           224,050             449,025
        20                      43,822             53,066            125,738          125,738           230,978             480,190

   40 (Age 65)                  96,020            140,800            125,738          125,738           425,204           1,842,347

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                      ACCOUNT VALUE(2)                                                      CASH SURRENDER VALUE(2)
                 ASSUMING HYPOTHETICAL GROSS                                              ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF                                              ANNUAL INVESTMENT RETURN OF
   --------------------------------------------------------                  -------------------------------------------------------
      0%              4%              8%              12%                       0%             4%             8%              12%
   -------         -------         --------        --------                  -------        -------        --------         --------
   $19,128         $19,899         $ 20,668        $ 21,439                  $17,600        $18,308        $ 19,017         $ 19,725
    18,863          20,412           22,023          23,695                   17,512         18,951          20,446           21,999
    18,602          20,941           23,468          26,191                   17,427         19,617          21,985           24,535
    18,347          21,484           25,009          28,949                   17,345         20,311          23,643           27,369
    18,096          22,044           26,653          32,002                   17,266         21,032          25,430           30,534

    17,849          22,619           28,405          35,377                   17,188         21,781          27,354           34,067
    17,605          23,207           30,272          39,107                   17,111         22,557          29,425           38,011
    17,365          23,813           32,265          43,233                   17,038         23,364          31,657           42,418
    17,130          24,435           34,389          47,796                   16,968         24,204          34,063           47,344
    16,897          25,073           36,652          52,838                   16,897         25,073          36,652           52,838

    16,667          25,727           39,064          58,412                   16,667         25,727          39,064           58,412
    16,437          26,396           41,629          64,568                   16,437         26,396          41,629           64,568
    16,208          27,075           44,352          71,357                   16,208         27,075          44,352           71,357
    15,980          27,767           47,248          78,847                   15,980         27,767          47,248           78,847
    15,748          28,469           50,317          87,101                   15,748         28,469          50,317           87,101

    15,517          29,180           53,571          96,192                   15,517         29,180          53,571           96,192
    15,283          29,899           57,019         106,200                   15,283         29,899          57,019          106,200
    15,049          30,628           60,672         117,220                   15,049         30,628          60,672          117,220
    14,814          31,365           64,542         129,350                   14,814         31,365          64,542          129,350
    14,579          32,113           68,644         142,707                   14,579         32,113          68,644          142,707

    10,167          49,469          226,637         981,989                   10,167         49,469         226,637          981,989

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE ILLUSTRATION
TABLE ABOVE:]

(1) Assumes a 2% premium tax.
(2) Assumes no policy loan has been made.

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

INITIAL FACE AMOUNT $95,798       FEMALE AGE 40        SINGLE PREMIUM $25,000(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             DEATH BENEFIT(2)
                                 PREMIUM ACCUMULATED                                    ASSUMING HYPOTHETICAL GROSS
      END OF                   AT INTEREST PER ANNUM OF                                 ANNUAL INVESTMENT RETURN OF
      POLICY                  ---------------------------                 ----------------------------------------------------------
       YEAR                      4%                  5%                      0%              4%              8%               12%
      ------                  -------             -------                 -------         -------         --------         ---------
         1                    $26,000             $26,250                 $95,798         $95,798         $ 98,757         $102,439
         2                     27,040              27,563                  95,798          95,798          101,808          109,544
         3                     28,122              28,941                  95,798          95,798          104,955          117,143
         4                     29,246              30,388                  95,798          95,798          108,200          125,272
         5                     30,416              31,907                  95,798          95,798          111,546          133,966

         6                     31,633              33,502                  95,798          95,798          114,995          143,266
         7                     32,898              35,178                  95,798          95,798          118,552          153,213
         8                     34,214              36,936                  95,798          95,798          122,221          163,852
         9                     35,583              38,783                  95,798          95,798          126,003          175,233
        10                     37,006              40,722                  95,798          95,798          129,903          187,406

        11                     38,486              42,758                  95,798          95,798          133,924          200,428
        12                     40,026              44,896                  95,798          95,798          138,071          214,357
        13                     41,627              47,141                  95,798          95,798          142,348          229,258
        14                     43,292              49,498                  95,798          95,798          146,757          245,199
        15                     45,024              51,973                  95,798          95,798          151,305          262,252

        16                     46,825              54,572                  95,798          95,798          155,994          280,496
        17                     48,697              57,300                  95,798          95,798          160,830          300,012
        18                     50,645              60,165                  95,798          95,798          165,816          320,888
        19                     52,671              63,174                  95,798          95,798          170,957          343,218
        20                     54,778              66,332                  95,798          95,798          176,257          367,101

   25 (Age 65)                 66,646              84,659                  95,798          95,798          205,345          513,986

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                       ACCOUNT VALUE(2)                                                    CASH SURRENDER VALUE(2)
                  ASSUMING HYPOTHETICAL GROSS                                            ASSUMING HYPOTHETICAL GROSS
                  ANNUAL INVESTMENT RETURN OF                                            ANNUAL INVESTMENT RETURN OF
   ----------------------------------------------------------             ----------------------------------------------------------
      0%              4%               8%               12%                  0%              4%               8%              12%
   -------         -------          --------         --------             -------         -------          --------         --------
   $23,941         $24,906          $ 25,871         $ 26,835             $22,060         $22,949          $ 23,838         $ 24,726
    23,581          25,520            27,536           29,628              21,919          23,722            25,595           27,540
    23,219          26,142            29,300           32,702              21,773          24,514            27,475           30,666
    22,856          26,771            31,168           36,087              21,626          25,330            29,491           34,144
    22,494          27,410            33,150           39,813              21,475          26,168            31,647           38,008

    22,134          28,059            35,250           43,916              21,322          27,031            33,959           42,308
    21,774          28,718            37,478           48,435              21,169          27,920            36,436           47,090
    21,418          29,387            39,840           53,411              21,017          28,837            39,093           52,410
    21,062          30,067            42,341           58,885              20,862          29,782            41,941           58,328
    20,709          30,756            44,994           64,911              20,709          30,756            44,994           64,911

    20,357          31,454            47,801           71,539              20,357          31,454            47,801           71,539
    20,007          32,162            50,775           78,830              20,007          32,162            50,775           78,830
    19,657          32,877            53,921           86,843              19,657          32,877            53,921           86,843
    19,310          33,601            57,246           95,647              19,310          33,601            57,246           95,647
    18,962          34,331            60,764          105,320              18,962          34,331            60,764          105,320

    18,617          35,068            64,481          115,946              18,617          35,068            64,481          115,946
    18,275          35,816            68,417          127,624              18,275          35,816            68,417          127,624
    17,937          36,576            72,584          140,465              17,937          36,576            72,584          140,465
    17,604          37,350            77,002          154,592              17,604          37,350            77,002          154,592
    17,278          38,141            81,689          170,141              17,278          38,141            81,689          170,141

    15,686          42,225           109,451          273,960              15,686          42,225           109,451          273,960

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE ILLUSTRATION
TABLE ABOVE:]

(1) Assumes a 2% premium tax.
(2) Assumes no policy loan has been made.

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

INITIAL FACE AMOUNT $121,514       FEMALE AGE 55       SINGLE PREMIUM $50,000(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE APPEARED IN A LANDSCAPED FORMAT IN THE PRINTED PROSPECTUS AND HAD TO BE BROKEN INTO TWO TABLES TO FIT THE EDGAR FORMAT:]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            DEATH BENEFIT(2)
                                   PREMIUM ACCUMULATED                                 ASSUMING HYPOTHETICAL GROSS
      END OF                    AT INTEREST PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
      POLICY                  ----------------------------             -------------------------------------------------------------
       YEAR                       4%                 5%                   0%                4%               8%               12%
      ------                  --------            --------             --------          --------         --------         ---------
         1                    $ 52,000            $ 52,500             $121,514          $121,514         $125,279         $129,967
         2                      54,080              55,125              121,514           121,514          129,163          139,010
         3                      56,243              57,881              121,514           121,514          133,167          148,683
         4                      58,493              60,775              121,514           121,514          137,296          159,030
         5                      60,833              63,814              121,514           121,514          141,552          170,096

         6                      63,266              67,005              121,514           121,514          145,941          181,934
         7                      65,797              70,355              121,514           121,514          150,467          194,597
         8                      68,428              73,873              121,514           121,514          155,134          208,144
         9                      71,166              77,566              121,514           121,514          159,948          222,641
        10                      74,012              81,445              121,514           121,514          164,915          238,155

        11                      76,973              85,517              121,514           121,514          170,038          254,758
        12                      80,052              89,793              121,514           121,514          175,321          272,526
        13                      83,254              94,282              121,514           121,514          180,771          291,541
        14                      86,584              98,997              121,514           121,514          186,391          311,887
        15                      90,047             103,946              121,514           121,514          192,187          333,658

        16                      93,649             109,144              121,514           121,514          198,166          356,954
        17                      97,395             114,601              121,514           121,514          204,333          381,886
        18                     101,291             120,331              121,514           121,514          210,695          408,575
        19                     105,342             126,348              121,514           121,514          217,260          437,149
        20                     109,556             132,665              121,514           121,514          224,035          467,746

[THE LEFT HALF OF THE ILLUSTRATION TABLE (ABOVE) AND THE RIGHT HALF (BELOW) APPEARED SIDE-BY-SIDE IN THE PRINTED PROSPECTUS:]

                      ACCOUNT VALUE(2)                                                     CASH SURRENDER VALUE(2)
                 ASSUMING HYPOTHETICAL GROSS                                             ASSUMING HYPOTHETICAL GROSS
                 ANNUAL INVESTMENT RETURN OF                                             ANNUAL INVESTMENT RETURN OF
   --------------------------------------------------------                 --------------------------------------------------------
      0%              4%              8%              12%                      0%             4%              8%              12%
   -------         -------         --------        --------                 -------        -------         --------         --------
   $47,910         $49,848         $ 51,785        $ 53,723                 $44,282        $46,072         $ 47,863         $ 49,654
    47,030          50,911           54,946          59,134                  43,822         47,439           51,198           55,102
    46,160          51,990           58,292          65,084                  43,371         48,849           54,770           61,151
    45,305          53,091           61,840          71,630                  42,928         50,305           58,596           67,872
    44,465          54,215           65,605          78,834                  42,494         51,812           62,696           75,338

    43,638          55,359           69,593          86,757                  42,070         53,368           67,092           83,639
    42,821          56,519           73,816          95,465                  41,650         54,974           71,796           92,853
    42,006          57,688           78,273         105,019                  41,228         56,620           76,823          103,075
    41,189          58,857           82,967         115,486                  40,801         58,303           82,185          114,399
    40,368          60,021           87,902         126,939                  40,368         60,021           87,902          126,939

    39,543          61,176           93,084         139,462                  39,543         61,176           93,084          139,462
    38,718          62,329           98,532         153,162                  38,718         62,329           98,532          153,162
    37,895          63,477          104,261         168,149                  37,895         63,477          104,261          168,149
    37,081          64,634          110,300         184,565                  37,081         64,634          110,300          184,565
    36,276          65,797          116,663         202,540                  36,276         65,797          116,663          202,540

    35,479          66,965          123,364         222,215                  35,479         66,965          123,364          222,215
    34,686          68,125          130,401         243,712                  34,686         68,125          130,401          243,712
    33,891          69,270          137,770         267,159                  33,891         69,270          137,770          267,159
    33,090          70,382          145,452         292,662                  33,090         70,382          145,452          292,662
    32,280          71,453          153,439         320,354                  32,280         71,453          153,439          320,354

[THE FOOTNOTES BELOW APPLY TO BOTH THE LEFT AND RIGHT HALVES OF THE ILLUSTRATION
TABLE ABOVE:]

(1) Assumes a 2% premium tax.
(2) Assumes no policy loan has been made.

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YOU WILL RECEIVE
PERIODIC REPORTS

As a policy owner, you will receive an annual statement about your policy giving you the status as of the first day of the current policy year of:

o  the Death Benefit;

o  the Account Value and Cash Surrender Value; and

o  your outstanding loans.

Notice will also be sent to you for policy issuance, transfers of funds between Divisions and certain other policy transactions.

You will receive a billing notice each year showing accrued interest for the past policy year if you have a policy loan outstanding.

We will also send you semiannual reports with financial information on the Separate Account and the Trust (including a list of the investments held by each Portfolio in which the Divisions invest) as required by the 1940 Act.

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THE IMPACT OF TAXES
POLICY PROCEEDS

The Tax Reform Act of 1984 (1984 Act) includes a definition of life insurance for tax purposes. Our variable life policy meets the statutory definition of life insurance and hence will receive the same Federal income tax treatment as fixed benefit life insurance. Thus, (a) the Death Benefit under our policy will be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code (Code) and (b) the policy owner will not be deemed to be in constructive receipt of the Cash Surrender Value under the policy until the policy is actually surrendered. Only then would the owner be taxed on any increase in Cash Surrender Value due to investment experience.

In general, if you return your policy for its Cash Surrender Value, you will not be taxed on the amount you receive, except for the portion which exceeds the premium you have paid.

A split of the policy into two policies followed by a return of one for cash, or an exchange referred to under CANCELLATION AND EXCHANGE RIGHTS, may result in taxable income to the policy owner depending on the circumstances. We suggest you consult your tax adviser.

The 1984 Act also gives the Secretary of the Treasury authority to set standards for diversification of the investments underlying variable life policies in order for such policies to be treated as life insurance. On September 15, 1986, Treasury issued temporary regulations regarding the diversification requirements. Failure to meet the diversification requirements would disqualify SP-1 as a variable life insurance policy under Section 7702 of the Code. If this were to occur, you would be taxed on the amount in your Policy Account that exceeds the premiums you have paid. We believe that the investments underlying SP-1 are in compliance with the requirements. We do not anticipate any problems with the investments continuing to meet the requirements.

We also believe that loans received under the policies will be treated as indebtedness of an owner, and that no part of any loan under a policy will constitute income to the owner. (However, interest on policy loans is not deductible.)

The individual situation of each policy owner or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of Federal estate tax as well as state and local estate, inheritance and other taxes.

See the Prospectus for the Trust for a discussion of the Trust's tax aspects, including the diversification requirements.

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OUR INCOME TAXES

Under the life insurance company tax provisions of the Code, as amended by the 1984 Act, variable life insurance is treated in a manner consistent with fixed life insurance. The operations of the Separate Account are included in the Federal income tax return of Equitable Variable. Under current tax law, Equitable Variable pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. Consequently, no charge is currently being made to either Division of the Separate Account for our Federal income taxes. We reserve the right, however, to make such a charge in the future, if the law changes and we incur Federal income tax

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which is attributable to the Separate Account. If such a charge is made, it would be set aside as a provision for taxes which we would keep in the affected Division rather than in our general account. We anticipate that our variable life policy owners will benefit from any investment earnings that are not needed to maintain this provision. We may have to pay state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not substantial. If they increase, however, charges may be made for such taxes when they are attributable to the Separate Account.

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GENERAL PROVISIONS OF
OUR POLICY

This section of the prospectus describes the general provisions of our policy and is subject to the terms of the policy you buy. You may review a copy of our policy upon request.

The minimum single premium for this policy is $2,500. The policy may be issued to age 75. The policy is issued only on a standard risk basis. Before issuing any policy, we require satisfactory evidence of insurability.

You will handle all business connected with your policy at your regional Life Insurance Center shown on page 3 of your policy.

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PREMIUM

Your premium is a single premium payment that must accompany your signed application for the policy.

YOU CAN CHOOSE THE DIVISION OR DIVISIONS WHERE YOUR NET SINGLE PREMIUM WILL BE PUT. You can decide how your net single premium will be applied to the Divisions. You can put the whole net single premium in one Division or a percentage in more than one Division. Percentages cannot be fractions and must add up to 100.

You will make your decision on the application for your policy.

HOW WE USE THE PREMIUM. The single premium is used to cover expenses and to pay Death Benefits.

We make no charge to cover the possibility that, at an insured's death, the guaranteed minimum will be more than what would have been payable, based on the investment experience of the Divisions, if there were no guaranteed minimum Death Benefit. If the net premium exceeds what is needed to meet Death Benefits over the years, the excess contributes to our profits.

CHANGES IN PREMIUM RATES. Congress and the legislatures of various states have from time to time considered legislation that would require premium rates to be the same for males and females of the same age and risk class.

ILLUSTRATION OF PREMIUM RATES. Premiums are based on actuarial estimates of Death Benefits, Account Values, Cash Surrender Value benefits, expenses, investment experience, and amounts contributed to our surplus.

The following table shows premium rates for certain face amounts. The rates per $1,000 differ for different face amounts only because of our $200 administrative fee, which is constant.

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                    PREMIUMS PER $1,000 INITIAL FACE AMOUNT*

    Age at        $10,000 Initial        $25,000 Initial         $50,000 Initial
     Issue            Face Amount            Face Amount             Face Amount
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     Age 5
      Male                $119.70                $107.46                 $103.38
    Female                 102.78                  90.53                   86.45

    Age 25
      Male                 205.77                 193.52                  189.44
    Female                 177.85                 165.60                  161.52

    Age 40
      Male                 323.05                 310.81                  306.72
    Female                 279.24                 267.00                  262.92

    Age 55
      Male                 496.98                 484.73                  480.65
    Female                 430.20                 417.96                  413.88
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*Assuming a 2% state premium tax.

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CANCELLATION RIGHT

You have a limited right to return your policy to your regional Life Insurance Center with a written request for cancellation. We will give you a full refund (guaranteed by Equitable) of the single premium paid if your request and policy are postmarked by the latest of the following:

o  10 days after you receive your policy; or

o  10 days after we mail a written Notice of Withdrawal Right; or

o  45 days after Part 1 of the policy application was signed.

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EXCHANGING OUR POLICY FOR FIXED
WHOLE LIFE INSURANCE

You may exchange your single premium variable life policy for a fixed whole life single premium policy on the life of the insured (benefits will be as described in the single premium fixed life policy). The fixed policy will be issued by Equitable. You have this right for 24 months from the date your policy is issued. The exchange will be effective when we receive your request, accompanied by your policy and an application for the fixed policy.

We will not require evidence of the insured's insurability before an exchange. The new policy's face amount will be the same as the initial face amount of the variable life policy. It will also have the same register date and date of issue. The new policy will be based on premiums for the same sex and age.

Any policy loan with accrued interest must be repaid before the exchange. The exchange is also subject to limits described in the policy.

CASH ADJUSTMENT ON EXCHANGE. There will be a cash adjustment on exchange. The adjustment will reflect the difference in premiums between the two policies. The cash adjustment will also reflect the market performance of the variable life policy.

The difference in premium will be payable by the owner. This amount, however, will be adjusted. It will be decreased by the excess, if any, of the total Cash Surrender Value over the tabular Cash Surrender Value of the policy or will be increased by the excess, if any, of the tabular Cash Surrender Value over the total Cash Surrender Value of the policy. We have filed a description of the method we use to calculate the adjustment with the appropriate state insurance officials.

You may choose, instead, Equitable Variable's single premium fixed life policy, SP Plus. If you choose SP Plus, we will advise you of the cash adjustment and how it is calculated.

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PAYMENT OPTIONS

The Death Benefit proceeds or Cash Surrender Value proceeds (net of loans) of the policy offered by this prospectus can be paid in a lump sum. Or you may choose to apply all or part of the proceeds under one of our payment options. A combination of options can be used if we agree. Proceeds applied under an option will no longer be affected by investment experience.

For an option to be used, the proceeds to be applied must be at least $2,500. If no option is chosen at the insured's death, the beneficiary can choose an option. The following options are available, subject to limits described in the policy.

DEPOSIT OPTION. Proceeds are left on deposit with us. We will pay interest on the proceeds of at least 3% a year, or we may set and pay a higher rate.

INSTALLMENT OPTION FOR A FIXED PERIOD. Proceeds are paid in installments for up to 30 years, with interest of at least 3-1/2% a year.

INSTALLMENT OPTION OF A FIXED AMOUNT. Proceeds are paid in installments with interest of at least 3-1/2% a year until the proceeds are used up.

LIFE INCOME OPTION WITH A PERIOD CERTAIN. Proceeds are paid in monthly installments for the longer of the life of the person being paid or the end of a chosen period of 10 or 20 years.

LIFE INCOME OPTION WITH A REFUND CERTAIN. Proceeds are paid in monthly installments for the longer of the life of the person being paid or until they are used up.

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BENEFICIARY

You name your beneficiary when you apply for your policy. You may change the beneficiary during the insured's lifetime by writing to your regional Life Insurance Center. If no beneficiary is living when the insured dies, the Death Benefit will be paid in equal shares to the insured's surviving children. If there is no surviving child, the Death Benefit will be paid to the insured's estate.

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ASSIGNMENT

You may assign the policy as collateral for a loan or other obligation. We are not responsible for any payment we make or action we take before we receive a copy of the assignment at your regional Life Insurance Center.

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CREDITORS' CLAIMS

Proceeds are paid free from the claims of creditors to the extent allowed by law.

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LIMITS ON OUR RIGHT TO CHALLENGE
THE POLICY

We cannot challenge the validity of the policy after it has been in effect during the insured's lifetime for 2 years from the date of issue (unless another date is required by law). If a death claim is made within the time we can challenge validity, our payment will generally be delayed while we determine whether to make such a challenge.

MISSTATEMENT OF AGE OR SEX. If the insured's age or sex is misstated in the policy application, the Death Benefit will be what the premium paid would have purchased based on the insured's true age and sex.

SUICIDE. If the insured commits suicide within 2 years from the date the policy was issued (or less where required by law), the Death Benefit will be limited to the sum of the premium paid minus outstanding policy loans with interest.

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DIVIDENDS

No dividends will be paid on the policy described in this prospectus.

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WHEN WE PAY PROCEEDS

Payment of the Death Benefit, Cash Surrender Value (net of loans) or loan proceeds will be made within 7 days after we receive the required form or request (and other documents that may be required for payment of the Death Benefit) at your regional Life Insurance Center. If an Equitable agent is assisting the beneficiary in preparing the documents required for payment of the Death Benefit, we will send the check to the agent within 7 days after we receive all required documents. The agent will then deliver the check to the beneficiary. But we can delay payment if:

o  payment is contested;

o it is not reasonably practicable to determine the amount because the New York Stock Exchange is closed, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

o  the SEC, by order, permits us to delay in order to protect our policy owners.

We will pay at least 3% interest a year if we delay paying the Cash Surrender Value or loan proceeds more than 30 days.

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SALES AND OTHER
AGREEMENTS

Equitable Variable and Integrity Life Insurance Company, a wholly-owned subsidiary of Equitable, are the principal underwriters for the Trust pursuant to a Distribution Agreement. Under the Distribution Agreement, we have entered into a Sales Agreement with Equitable by which Equitable will distribute our policies.

Both Equitable Variable and Equitable are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934, and we are each a member of the National Association of Securities Dealers, Inc. We are also the principal underwriter for our policies funded through our Separate Account I and our other policies funded through our Separate Account FP, which is also a registered investment company. (Equitable may also be deemed a principal underwriter for our policies.)

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SALES BY AGENTS OF EQUITABLE

We sell our policies through agents who are licensed by state insurance officials to sell our variable life insurance. These agents are also registered representatives of Equitable.

Under the Sales Agreement, agents receive commissions from Equitable for selling our policies. We reimburse Equitable for these commissions. We also reimburse Equitable for other expenses incurred in marketing and selling our policies. These expenses include agency and district managers' compensation, agents' training allowance, deferred compensation, insurance benefits of agents and agency and district managers, and agency clerical and advertising expenses.

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COMMISSION SCHEDULE. Agents may receive the equivalent of up to a maximum of 3% of the premium.

Agents with less than 3 full years of service with Equitable may be paid differently.

Agents who meet certain production and persistency standards in selling our policies and Equitable policies will be eligible for added compensation. Agents who meet certain lifetime production standards will be eligible to receive increased fees for servicing our policies. Agents also are eligible for added compensation for servicing our policies when there is no assigned soliciting agent.

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SALES BY BROKERS

We also sell our policies through independent brokers who are licensed by state insurance officials to sell our variable life insurance. They will also be registered representatives either of Equitable or of another company registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934. The commissions for independent brokers will be no more than those for agents. Commissions will be paid through the registered broker-dealer.

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APPLICATIONS

When an application for one of our policies is completed, it is submitted to us. Based on the information in the application and our standards for issuing insurance and classifying risks, a policy may be issued. If a policy is not issued, we will refund any premium that has been paid. (Equitable guarantees the refund.)

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JOINT SERVICES AGREEMENT

In addition to acting as distributor for our policies, Equitable performs certain other sales and administrative duties for us. Equitable does this pursuant to a written agreement. The agreement is automatically renewed each year, unless either party terminates.

Under this agreement, we pay Equitable for salary costs and other services and an amount for indirect costs incurred through our use of Equitable personnel and facilities. We also reimburse Equitable for sales expenses related to business other than variable life policies.

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AMOUNTS PAID UNDER SALES AND
JOINT SERVICES AGREEMENTS

The amounts paid or accrued to Equitable by us under sales and the joint services agreements totalled approximately $249.4 million in 1986, $225.7 million in 1985 and $164.8 million in 1984.

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LEGAL PROCEEDINGS

We are not involved in any material legal proceedings.

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LEGAL MATTERS

The legal validity of the policy described in this prospectus has been passed on by Herbert P. Shyer, who is Executive Vice President and General Counsel of Equitable.

The Washington, D.C. law firm of Freedman, Levy, Kroll & Simonds has advised Equitable Variable with respect to certain matters relating to Federal securities laws.

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FINANCIAL AND ACTUARIAL
EXPERTS

The financial statements of the Separate Account and of Equitable Variable in this prospectus have been examined by the accounting firm of Deloitte Haskins & Sells, our independent auditors, to the extent stated in their opinions, and their opinions on them are part of this prospectus. We have relied on the opinions of Deloitte Haskins & Sells given upon their authority as experts in accounting and auditing.

Actuarial matters in this prospectus have been examined by Joseph O. North, Jr., F.S.A., M.A.A.A., who is Vice President and Actuary of Equitable Variable and an Assistant Vice President and Actuary of Equitable. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.

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WHERE YOU CAN GET
ADDITIONAL
INFORMATION

We have filed with the SEC a Registration Statement relating to the Separate Account and the variable life policy described in this prospectus. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If you would like the additional information, you may obtain copies of that document from the SEC's main office in Washington, D.C. You will have to pay a fee for the material.

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MANAGEMENT

Here is a list of our directors and officers and a brief statement of their business experience for the past five years. Unless otherwise noted, the following persons have been involved in the management of Equitable and its subsidiaries in various positions for the last five years. Unless otherwise noted, their address is 787 Seventh Avenue, New York, New York 10019.

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DIRECTORS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Harry Douglas Garber................................    Vice Chairman of the Board, Equitable, since February 1984; prior thereto,
                                                        Executive Vice President and Chief Financial Officer. Director, Equitable
                                                        Investment Corporation (EIC) and Genesco, Inc. Former Chairman and Chief
                                                        Executive Officer, Equitable Variable.

Glenn Howard Gettier, Jr. ..........................    Executive Vice President and Chief Financial Officer, Equitable, since
                                                        December 1984; prior thereto, Partner, Peat, Marwick, Mitchell & Co.

Richard Hampton Jenrette............................    Vice Chairman, Chief Investment Officer and Director, Equitable. Chairman,
                                                        Donaldson, Lufkin and Jenrette, Inc., since February 1985; prior thereto,
                                                        Chairman and Chief Executive Officer. Director, Equitable Capital
                                                        Management Corporation (Equitable Capital) and various other Equitable subsidiaries.

William Thomas McCaffrey............................    Executive Vice President, Equitable, since March 1986; prior thereto, various other Equitable positions.

Francis Helmut Schott...............................    Senior Vice President and Chief Economist, Equitable.

Leo Martin Walsh, Jr. ..............................    Senior Executive Vice President, Director and Chief Operating Officer,
                                                        Equitable, since July 1986; prior thereto, Executive Vice President,
                                                        Director and Chief Investment Officer. Chairman, EIC since July 1986; prior thereto, President and Chief Executive Officer. Director, Equitable
                                                        Capital and various other Equitable subsidiaries.

Peter Rawlinson Wilde...............................    Executive Vice President, Equitable, since July 1984. Director, Integrity
                                                        Life Insurance Company (Integrity) and National Integrity Life Insurance
                                                        Company (National Integrity). Chairman and Chief Executive Officer,
                                                        Equitable Variable, from November 1984 to December 1986. Chief Financial
                                                        Officer, CIGNA Corporation, from April 1983 to June 1984; prior thereto,
                                                        Senior Vice President.

Brian Fredrick Wruble...............................    Chairman, President and Chief Executive Officer, Equitable Capital.
                                                        Executive Vice President, Equitable, since September 1984; prior thereto, various other Equitable positions.

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OFFICER -- DIRECTORS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Robert Wayne Barth..................................    Chairman and Chief Executive Officer, Equitable Variable, since December
                                                        1986; President and Chief Operating Officer, from December 1985 to December
                                                        1986. Executive Vice President, Equitable, since June 1985; Senior Vice
                                                        President since September 1984; prior thereto, Vice President since April
                                                        1984.

Thomas Michael Kirwan...............................    President and Chief Operating Officer, Equitable Variable, since December
                                                        1986. Executive Vice President and Chief Financial Officer, EIC, since
                                                        March 1985; prior thereto, President, Columbia Group -- CBS, Inc. Director,
                                                        Equitable Capital and various other Equitable subsidiaries.

Robert Seymour Jones................................    Senior Vice President, Equitable Variable, since February 1986. Senior Vice
                                                        President, Equitable, since June 1985; prior thereto, Vice President.

Michael Searle Martin...............................    Senior Vice President, Equitable Variable, since February 1986. Senior Vice
                                                        President, Equitable, since June 1985; prior thereto, Vice President.

Stanley Julian Rispler..............................    Senior Vice President, Equitable Variable, since February 1986. Senior Vice
                                                        President, Equitable, since October 1984; prior thereto, Vice President.

Samuel Barry Shlesinger.............................    Senior Vice President and Actuary, Equitable Variable, since February 1986.
                                                        Senior Vice President and Actuary, Equitable; prior thereto, Vice President and Actuary.
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OFFICERS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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James Thomas Liddle, Jr. ...........................    Senior Vice President and Chief Financial Officer, Equitable Variable,
                                                        since February 1986. Vice President and Actuary, Equitable.

Richard Marshall Stenson............................    Senior Vice President, Equitable Variable, since December 1981. Senior Vice
                                                        President, Equitable, since October 1984; prior thereto, Vice President and
                                                        Actuary. Actuary, Integrity.

William Arnold Canfield.............................    Vice President and Chief Underwriting Officer, Equitable Variable. Vice
  2 Penn Plaza                                          President, Equitable.
  New York, New York 10121

Franklin Kennedy, III...............................    Vice President, Equitable Variable, since August 1981. Senior Vice
  1221 Avenue of the Americas                           President, Equitable Capital since January 1987. Managing Director and
  New York, New York 10020                              Chief Investment Officer, Equitable Investment Management Corporation, from
                                                        November 1983 to January 1987. Vice President, Equitable.

Donald Anthony King.................................    Vice President, Equitable Variable, since February 1986. Vice President,
  1285 Avenue of the Americas                           Integrity, since April 1984. Vice President, Equitable, since January 1976.
  New York, New York 10020                              Executive Vice President, Equitable Capital.

Joseph Oswell North, Jr. ...........................    Vice President and Actuary, Equitable Variable, since February 1984. Vice
  2 Penn Plaza                                          President and Actuary, Equitable, since October 1984; prior thereto,
  New York, New York 10121                              Assistant Vice President and Actuary, since April 1982.

Stephen Anthony Scarpati............................    Vice President and Controller, Equitable Variable, since June 1986. Vice
  2 Penn Plaza                                          President, Equitable, since December 1985. Vice President and Controller,
  New York, New York 10121                              EIC, from November 1984 to December 1985; prior thereto, Division
                                                        Controller, Colgate-Palmolive Company.

Larry Kenneth Mills.................................    Treasurer, Equitable Variable, Integrity and National Integrity, since
                                                        February 1986. Vice President and Treasurer, Equitable, since March 1986;
                                                        prior thereto, Vice President.

Theodore Edward Plucinski, M.D. ....................    Chief Medical Director, Equitable Variable, Integrity and National
  2 Penn Plaza                                          Integrity. Chief Medical Director, Equitable, since September 1985; prior
  New York, New York 10121                              thereto, Chief Medical Director, MONY.

Kevin Brian Keefe...................................    Secretary, Equitable Variable, Integrity, National Integrity and The Hudson
                                                        River Trust, Vice President and Assistant Secretary, Equitable, since June
                                                        1986; prior thereto, Assistant Vice President and Assistant Secretary.
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[THE EQUITABLE FINANCIAL COMPANIES LOGO -- 1986 VERSION]






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                                                            Catalogue No. 121503

[EDGARIZER'S NOTE:]
[THE SP-1 PROSPECTUS ENDS HERE; THE BASIC & EXPANDED PROSPECTUS FOLLOWS]

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[VLI LOGO]
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LEVEL FACE AMOUNT VARIABLE LIFE INSURANCE POLICY
(Basic Policy)

INCREASING FACE AMOUNT VARIABLE LIFE INSURANCE POLICY
(Expanded Policy)

ISSUED BY

[EQUITABLE VARIABLE LIFE INSURANCE COMPANY LOGO -- 1986 VERSION]

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VM 346                              PROSPECTUS DATED APRIL 30, 1986
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THE HUDSON RIVER FUND, INC.

PRINCIPAL OFFICE LOCATED AT:
787 Seventh Avenue, New York, New York 10019

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VM 348                              SUPPLEMENT DATED MAY 1, 1986 TO
VM 342                              PROSPECTUS DATED APRIL 17, 1986
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[VLI LOGO]
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LEVEL FACE AMOUNT VARIABLE LIFE INSURANCE POLICY
(Basic Policy)

INCREASING FACE AMOUNT VARIABLE LIFE INSURANCE POLICY
(Expanded Policy)

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ISSUED BY

[EQUITABLE VARIABLE LIFE INSURANCE COMPANY LOGO -- 1986 VERSION]

This prospectus describes two variable life insurance policies being offered by Equitable Variable. The Basic policy is available only for face amounts under $50,000. Your net annual premiums are invested in the Common Stock Division and the Money Market Division of Equitable Variable's Separate Account I.

Each policy owner decides whether the premiums for his or her policy will be put into the Common Stock Division of the Money Market Division, or both, after certain deductions have been made. The assets in each Division are invested in shares of corresponding Portfolios of The Hudson River Fund, Inc.

The prospectus for the Fund, which is attached to this prospectus, describes the investment objectives and policies of each of the Fund Portfolios as well as the risks relating to investment in the Fund.

The investment policy of the Fund's Common Stock Portfolio is to purchase primarily common stock and other equity-type instruments with the objective of long-term growth of its capital and increasing income. The investment policy of the Fund's Money Market Portfolio is to purchase primarily high quality short-term money market instruments with the objective of obtaining a high level of current income while preserving its assets and maintaining liquidity. There is no guaranty that the objectives will be achieved.

The death benefit and cash value of a policy will vary up or down depending on investment experience of the Divisions, which in turn depends on the investment performance of the corresponding Portfolios. While there is no guaranteed minimum cash value for a policy, Equitable Variable guarantees that a policy's death benefit will never be less than its face amount as long as premiums are paid on time and there is no outstanding policy loan.

A policy is serviced through a regional Life Insurance Center. This is the Administrative Office shown on page 3 of a policy when it is issued. Equitable Variable's Home Office is 787 Seventh Avenue, New York, New York. Telephone
(212) 714-5288.

REPLACING EXISTING INSURANCE WITH A POLICY DESCRIBED IN THIS PROSPECTUS MAY NOT BE TO YOUR ADVANTAGE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS FOR DETAILS ON THE POLICIES BEING OFFERED AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE HUDSON RIVER FUND, INC.

PROSPECTUS DATED APRIL 30, 1986

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VM-346
Copyright 1986 Equitable Variable Life Insurance Company. All rights reserved.

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THE PURPOSES OF THE POLICIES WE ARE OFFERING IS TO PROVIDE INSURANCE PROTECTION FOR A POLICY'S BENEFICIARY.

WE DO NOT CLAIM THAT THE POLICIES ARE IN ANY WAY SIMILAR TO OR COMPARABLE TO A MUTUAL FUND'S SYSTEMATIC INVESTMENT PLAN.

Because we want you to have as much information as possible about our variable life policies before you buy one, we urge you to examine this prospectus carefully, and we also urge you to read the attached Fund prospectus. This prospectus assumes that all premiums are paid on time and there is no outstanding policy loan.

The first Part of this prospectus contains a summary that will introduce us and our variable life policies to you. You will find more detailed information in
Part 2 and financial statements in Part 3.

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PART 1 -- SUMMARY
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THE ISSUING COMPANY

We are Equitable Variable Life Insurance Company (Equitable Variable), a New York stock life insurance company.

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OUR PARENT, EQUITABLE

We are a wholly-owned subsidiary of The Equitable Life Assurance Society of the United States (Equitable), a New York mutual life insurance company.

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THE POLICIES

By this prospectus we are offering two types of variable life insurance policies:

o  Level Face Amount Policy (Basic Policy, Policy Number 85-01)

o  Increasing Face Amount Policy (Expanded Policy, Policy Number 85-02).

The Basic policy is available only for face amounts between $25,000 and $49,999.

We also offer, through separate prospectuses, a single premium variable life policy, a periodic premium variable life policy and a flexible premium variable life policy. The net premiums for the Basic Policy and the Expanded Policy are invested in our Separate Account I (Separate Account) which in turn buys shares in The Hudson River Fund, Inc. (Fund).

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WHY VARIABLE LIFE VARIES

Our variable life policies are, first and foremost, whole life insurance policies with death benefits, cash values, loan privileges, level premiums, and other features traditionally associated with whole life insurance. They are called "variable" because, unlike the fixed death benefits of an ordinary whole life policy, the death benefits and cash values of our policies may increase or decrease. They do so because your net annual premiums are put into our Separate Account's Common Stock Division or Money Market Division. The assets of each Division buy shares in the Fund's corresponding Common Stock Portfolio or Money Market Portfolio. The Separate Account's investment experience will vary over the years reflecting the investment performance of the Fund's Portfolios in which it invests.

When the Separate Account's net investment return is greater than the assumed investment return of 4%, additional amounts of paid-up life insurance are purchased. This results in additional death benefit and cash value. If the Separate Account's net investment return is less than the assumed investment return, this additional paid-up life insurance may be lost, resulting in smaller cash value and death benefit, but the death benefit will never be less than the guaranteed minimum.

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THE SEPARATE ACCOUNT, ITS
INVESTMENTS AND ITS
INVESTMENT EXPERIENCE

Our Separate Account is registered with the Securities and Exchange Commission
(SEC) under the Investment Company Act of 1940 (1940 Act) as a unit investment trust, which is a type of investment company. For state law purposes the Separate Account is treated as a part of us.

After making certain deductions from premiums, we put the net annual premiums in either the Common Stock Division or the Money Market Division (Division) of the Separate Account. You decide whether your policy's net annual premium will be put entirely in one Division or whether you want a percentage in each Division. Each Division invests in shares of a corresponding investment portfolio of the
Fund: the Common Stock Portfolio and the Money Market Portfolio (Portfolio).

Each Portfolio has a different investment policy. Throughout this prospectus we will discuss the investment experience of the Separate Account and the Divisions. You should keep in mind that THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT AND THE DIVISIONS DEPENDS ON THE INVESTMENT PERFORMANCE OF THE FUND AND THE CORRESPONDING PORTFOLIOS.
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THE FUND

The Hudson River Fund, Inc. is a "series" type of mutual fund registered with the SEC under the 1940 Act as an open-end diversified management investment company. In addition to the Common Stock Portfolio and the Money Market Portfolio referred to above, the Fund has a Balanced Portfolio and an Aggressive Stock Portfolio which currently are not available for investment by the Separate Account. The Fund does not impose a sales charge.

It is anticipated that, subject to obtaining additional necessary governmental exemptions and approvals, if any, the Fund may serve as an investment medium for, among others, variable annuity contracts issued by Equitable, variable life policies and variable annuity contracts issued by Integrity Life Insurance Company (Integrity, a wholly-owned subsidiary of Equitable), new series of variable life policies issued by us, and variable life policies and variable annuity contracts issued by insurers affiliated or unaffiliated with Equitable. We are currently in control of the Fund; however, purchasers of each of these contracts will also have voting privileges in the Fund. See YOUR VOTING PRIVILEGES.

The Fund's address is 787 Seventh Avenue, New York, New York 10019. The Fund's custodian is The Chase Manhattan Bank, N.A.

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FUND PORTFOLIO INVESTMENT
POLICIES AND OBJECTIVES

The investment policy of the Common Stock Portfolio is to purchase primarily common stock and other equity-type instruments to achieve long-term growth of its capital and increasing income. The investment policy of the Money Market Portfolio is to purchase primarily high quality short-term money market instruments to obtain a high level of current income while preserving its assets and maintaining liquidity.

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THE FUND'S INVESTMENT
ADVISERS

The Fund is advised by Equitable Investment Management Corporation (EIMC), which is a subsidiary of Equitable, and by Integrity. They are registered with the SEC as investment advisers under the Investment Advisers Act of 1940. The Fund pays advisory fees to EIMC and Integrity based on maximum annual rates of 0.40% of the average daily value of the aggregate net assets of the Common Stock, Money Market and Balanced Portfolios and 0.50% of the average daily value of the aggregate net assets of the Aggressive Stock Portfolio. However, we credit the values of our Basic and Expanded policies to offset completely the effect on such values of the portion of the Fund's advisory fees which exceeds a 0.25% annual rate.

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DEATH BENEFITS

The death benefit under a policy can go up or down depending on the investment experience of the Division or Divisions into which you choose to put your net premiums. The guaranteed minimum Death Benefit is the face amount of the policy regardless of the investment experience of the Divisions. In the first policy year, the death benefit equals the initial face amount. In each later policy year, the death benefit equals the guaranteed minimum death benefit, plus the sum (if positive) of the variable adjustment amounts in the Divisions in which you have cash value.

See THE VARIABLE ADJUSTMENT AMOUNT and THE GUARANTEED MINIMUM DEATH BENEFIT in
Part 2.

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CASH VALUE

Our policies are whole life policies and they can have a cash value. The cash value of a policy may increase or decrease daily to reflect the investment experience of the Divisions in which your policy participates. Unlike the death benefits, which have a guaranteed minimum, we do not guarantee a minimum amount of cash value. You will bear the entire market risk for cash value.

You can request that all or part of your cash value be transferred between the Divisions. See YOU CAN TRANSFER CASH VALUE BETWEEN DIVISIONS in Part 2.

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COMMISSIONS

The agent or broker who sells you one of our policies will receive a commission for the first policy year equivalent to a maximum of 50% of the first year premium that is payable. Commissions and fees the agent or broker will receive in later policy years are described under SALES AND OTHER AGREEMENTS in Part 2. The commissions and fees are paid by Equitable Variable and do not equal the charges for sales load discussed in this prospectus. See DEDUCTIONS FROM PREMIUMS in Part 2.

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CHARGES AGAINST PREMIUMS

Your net annual premium is put into our Separate Account each year. This is your total premium after deductions for any optional insurance benefits, the sales load, state premium taxes, annual administrative expenses and a risk charge for the guaranteed minimum death benefit. The charge for sales load is used to pay agent or broker commissions and other sales expenses for the policy. (You do not pay any sales charge for shares of the Fund purchased by the Separate Account.) In the first policy year we also deduct a fixed charge for expenses incurred in issuing the policy.

See DEDUCTIONS FROM PREMIUMS in Part 2.

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CHARGES AGAINST THE
SEPARATE ACCOUNT

The amount in the Divisions credited to your policy is decreased by the cost of your insurance protection. Also, the investment experience of the Separate Account reflects a daily charge we make at an effective annual rate of 0.50% of the value of the assets of the Separate Account for certain mortality and expense risks.

Any charges against the Divisions will have an impact on whether the Divisions earn more than the assumed rate of 4% and whether your policy's death benefit increases above the guaranteed minimum.

For more information on the cost of insurance, see HOW WE SUPPORT THE OPERATIONS OF A POLICY in Part 2.

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POLICY LOANS

As a policy owner, you may borrow up to 90% of your policy's cash value at 5% interest but borrowed amounts are transferred out of the Divisions and, therefore, are not affected by the investment experience. You may choose an adjustable loan interest rate, and if you do, we will credit the adjustable loan interest rate less 0.75% (and less any charge for taxes) on the borrowed amounts. For a loan at 5% interest, we will credit the assumed interest rate of 4% to the borrowed amounts.

See TAKING A POLICY LOAN in Part 2.

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PREMIUMS

The size of an annual premium depends on which policy you choose, the initial face amount (which must be at least $25,000) and the insured's risk class, age and sex. We guarantee that a premium will remain the same once it has been determined.

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CANCELLATION AND
EXCHANGE RIGHTS

You have a limited right to return your policy for cancellation and a full refund of premiums paid. Your request must be postmarked by the latest of

o  10 days after you receive your policy; or

o  10 days after we mail a written Notice of Withdrawal Right; or

o  45 days after Part 1 of the policy application was signed.

Also, within 18 months of a policy's issue date, it may be exchanged for a fixed whole life insurance policy on the life of the insured without submitting proof of insurability.

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INCOME TAXES

Any death benefit paid under our policies is fully excludable from the gross income of the beneficiary for Federal income tax purposes. This may differ for policies owned by pension or profit sharing plans.

We may, in the future, charge the Divisions for any portion of our income taxes attributable to the Separate Account.

See THE IMPACT OF TAXES in Part 2.

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MORE INFORMATION

For further information, including illustrations of how the investment experience of the Separate Account Divisions and the investment performance of the Fund could cause death benefits and cash values to vary, please see Part 2 of this prospectus and the Fund's current prospectus. Our financial statements are in Part 3 of this prospectus. The Fund's prospectus contains Condensed Financial Information for the Fund and its Statement of Additional Information contains its financial statements.

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CONDENSED
FINANCIAL
INFORMATION
SEPARATE ACCOUNT I

The tables below show the actual net returns of the Divisions of our Separate Account as if the Reorganization discussed under GENERAL INFORMATION -- ABOUT US -- REORGANIZATION had always been in effect. The tables show the actual net returns of the predecessor Separate Accounts I and II operating as management investment companies prior to the Reorganization. The same results would have been achieved if the continuing Separate Account had operated as a unit investment trust investing in The Hudson River Fund, Inc., for all the periods shown, the operations of the Fund having been as currently reported in the Fund's separate Prospectus and Statement of Additional Information. The net returns for each Division for the periods shown assume the Common Stock Division and the Money Market Division would have received initial policy premium allocations on January 13, 1976 and August 21, 1981, respectively, the dates on which our former Separate Accounts I and II first received premium allocations under variable life policies. The tables break the net return into its component parts.

When you examine the tables, remember that the percentages apply to a policy with its policy year starting on the first day of the periods shown and apply to a policy that would have been in force throughout the periods shown. Because they are determined each December 31, the percentages do not reflect the average net assets in the Divisions during those periods. The auditing firm of Deloitte Haskins & Sells, our independent auditors, has examined the tables (for its opinion, see the Separate Account financial statements in part 3 of this prospectus). To get a more complete picture of the Separate account and its Divisions you may want to refer to the financial statements and related notes in the Statement of Additional Information for The Hudson River Fund, Inc.

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COMMON STOCK DIVISION

                                                                                                                         January 13,
                                                          Year Ended December 31,                                            1976 to
                           ---------------------------------------------------------------------------------------      December 31,
                            1985      1984      1983      1982       1981      1980      1979      1978       1977        1976(a)(b)
                           ---------------------------------------------------------------------------------------------------------
NET RETURN:
Income                      2.95 %    3.22 %    2.65 %    4.64 %     4.02 %    4.35 %    3.91 %    4.06 %     3.49 %         2.63 %
Net realized and
  unrealized gain
  (loss) on
  investments              31.14 %   (4.68)%   24.06 %   13.58 %    (9.40)%   46.48 %   26.56 %    4.72 %   (12.26)%         7.00 %
                           -----     -----     -----     -----      -----     -----     -----      ----      -----           ----
Gross Return               34.09 %   (1.46)%   26.71 %   18.22 %    (5.38)%   50.83 %   30.47 %    8.78 %    (8.77)%         9.63 %
Expense charges            (1.00)%    (.74)%    (.94)%    (.95)%     (.70)%   (1.13)%    (.98)%    (.81)%     (.69)%         (.77)%
                           -----     -----     -----     -----      -----     -----     -----      ----      -----           ----
Net Return                 33.09 %   (2.20)%   25.77 %   17.27 %    (6.08)%   49.70 %   29.49 %    7.97 %    (9.46)%         8.86 %
                           =====     =====     =====     =====      =====     =====     =====      ====      =====           ====

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(a) Date as of which net premiums under the policies were first allocated to the predecessor of the Division.
(b) The gross return and the net return for the periods indicated are not annual rates of return, and they are not necessarily indicative of those returns which would have been realized for a full year.

The effective annual rate of return for the Common Stock Division from January 13, 1976 to December 31, 1985 was 14.09%. For the same period ended December 31, 1985, the average annual increase for the Standard and Poor's 500 Stock Index with dividends reinvested was 13.63%. (Standard and Poor's is an unmanaged index of groups of common stocks.)

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MONEY MARKET DIVISION

                                                                                                 August 21,
                                                  Year Ended December 31,                           1981 to
                                     -------------------------------------------------         December 31,
                                     1985           1984           1983           1982           1981(a)(b)
                                     ----------------------------------------------------------------------
NET RETURN:
Income                               9.36 %        11.00 %         9.56 %        13.53 %           5.46 %
Net realized and unrealized gain
  (loss) on investments              (.09)%          .42 %         (.06)%          .03 %            .06 %
                                     ----          -----           ----          -----             ----
Gross Return                         9.27 %        11.42 %         9.50 %        13.56 %           5.52 %
Expense charges                      (.81)%         (.84)%         (.83)%         (.84)%           (.35)%
                                     ----          -----           ----          -----             ----
Net Return                           8.46 %        10.58 %         8.67 %        12.72 %           5.17 %
                                     ====          =====           ====          =====             ====

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(a) Date as of which net premiums under the policies were first allocated to the predecessor of the Division.
(b) The gross return and the net return for the periods indicated are not annual rates of return, and they are not necessarily indicative of those returns which would have been realized for a full year.

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HYPOTHETICAL
ILLUSTRATIONS

The following illustrations are based on the assumption that the Separate Account and the Fund had been operating since January 1, 1976 in the same manner as they operate as a result of the implementation of the Reorganization described under GENERAL INFORMATION -- ABOUT US -- REORGANIZATION in Part 2. For illustrations based on various constant hypothetical annual investment returns, see ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES, AND ACCUMULATED PREMIUMS in
Part 2.

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ILLUSTRATIONS OF VARIATIONS
OF THE DEATH BENEFIT AND
THE CASH VALUE IN
RELATION TO ACTUAL
INVESTMENT EXPERIENCE OF
THE COMMON STOCK DIVISION

The following example shows how the net return of the Common Stock Division would have affected the death benefits and cash values of two policies dated January 1, 1976. Assume an annual premium of $500 and that the insured was a 25 year old male and a standard risk on January 1, 1976.

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                                                       BASIC POLICY                                       EXPANDED POLICY
                                              ($40,034 Face Amount)                         ($29,541 Initial Face Amount)
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                             Cash           Death        Guaranteed              Cash           Death          Guaranteed
Policy Anniversary In:      Value         Benefit           Minimum             Value         Benefit             Minimum
-------------------------------------------------------------------------------------------------------------------------
      1977*                $   96         $40,071           $40,034            $  174         $30,476             $30,427
      1978                    359          40,034            40,034               443          31,343              31,343
      1979                    744          40,034            40,034               848          32,288              32,288
      1980                  1,343          41,017            40,034             1,482          34,323              33,263
      1981                  2,636          44,863            40,034             2,865          39,448              34,238
      1982                  2,787          43,595            40,034             3,015          39,119              35,272
      1983                  3,578          44,949            40,034             3,850          41,633              36,335
      1984                  5,022          48,724            40,034             5,378          46,757              37,428
      1985                  5,195          47,338            40,034             5,547          46,403              38,551
      1986                  7,433          53,596            40,034             7,908          54,206              39,703
-------------------------------------------------------------------------------------------------------------------------

*Reflects net investment income credited at the assumed rate of 4% from January
 1, 1976 to January 12, 1976, and the actual rate of return for the Common Stock Division assuming the investment performance of the Fund's Common Stock Portfolio was the same as our pre-Reorganization Separate Account I starting January 13, 1976. Net annual premiums were first put into our pre-Reorganization Separate Account I on January 13, 1976.

Remember, this example of past investment performance is for a specific age, sex, risk class, premium amount and policy anniversary. Also, the policy series described in this prospectus was not available in 1976. The benefits illustrated under these policies are calculated on the policy anniversary and do not represent the average net investment performance of our pre-Reorganization Separate Account I during the policy year. Past investment performance should not be deemed a representation of future investment experience of the Division or investment performance of the Fund.

This example assumes that net annual premiums and related cash values are 100% in the Common Stock Division for the entire period.

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ILLUSTRATION OF VARIATIONS
OF THE DEATH BENEFIT AND
THE CASH VALUE IN
RELATION TO ACTUAL
INVESTMENT EXPERIENCE OF
THE MONEY MARKET DIVISION

The following example shows how the net return of the Money Market Division would have affected the death benefits and cash values of two policies dated January 1, 1982. Assume an annual premium of $500 and that the insured was a 25 year old male and a standard risk on January 1, 1982.

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                                                     BASIC POLICY                                         EXPANDED POLICY
                                            ($40,034 Face Amount)                           ($29,541 Initial Face Amount)
-------------------------------------------------------------------------------------------------------------------------
                           Cash           Death        Guaranteed                Cash           Death          Guaranteed
Policy Anniversary In:    Value         Benefit           Minimum               Value         Benefit             Minimum
-------------------------------------------------------------------------------------------------------------------------
      1983               $  102         $40,103           $40,034              $  182         $30,519             $30,427
      1984                  458          40,214            40,034                 558          31,563              31,343
      1985                  860          40,471            40,034                 982          32,793              32,288
      1986                1,277          40,721            40,034               1,419          34,041              33,263
-------------------------------------------------------------------------------------------------------------------------

This example reflects Money Market Division investment experience assuming the investment performance of the Fund's Money Market Portfolio was the same as our pre-Reorganization Separate Account II starting January 1, 1982. Net annual premiums under variable life policies were first put into our pre-Reorganization Separate Account II on August 21, 1981.

Remember, this example of past investment performance is for a specific age, sex, risk class, premium amount and policy anniversary. The benefits illustrated under the Basic and Expanded policies are calculated on the policy anniversary and do not represent the average net investment performance of our pre-Reorganization Separate Account II during the policy year. Past investment performance should not be deemed a representation of future investment experience of the Division or future investment performance of the Fund.

This example assumes that net annual premiums and related cash values are 100% in the Money Market Division for the entire period.

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PART 2 -- DETAILED INFORMATION

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GENERAL
INFORMATION
ABOUT US

We are Equitable Variable. We were organized in 1972 in New York State as a stock life insurance company and are authorized to sell life insurance and annuities there. We also are authorized to sell life insurance and annuities in other jurisdictions. In January of 1976 we began selling periodic premium variable life policies, and two years later, in January of 1978, we began selling fixed annuity contracts.

In 1983 we began selling a form of fixed life insurance policy, the Equitable Life Account. In 1983 we also began selling single premium variable life policies. In 1986 we began selling an individual flexible premium variable life policy designed to provide insurance coverage with flexibility in death benefits and premium payments. We also sell two types of term insurance policies, fixed single premium life insurance policies and universal life insurance policies. At the end of 1985 we had approximately $6.9 billion face amount of variable life insurance in force and $38 billion of fixed life insurance in force (and about $1.6 billion of fixed annuity payment obligations).

REORGANIZATION. Pursuant to a Plan of Reorganization (Reorganization) approved at a meeting of our policy owners held on February 14, 1985, effective as of March 22, 1985, we restructured our Separate Accounts I and II into one separate account in unit investment trust form. To accomplish this restructuring, we converted our then existing Separate Account I, a Common Stock Account and Separate Account II, a Money Market Account, into our continuing Separate Account I with two investment divisions: the Common Stock Division and the Money Market Division. On March 22, 1985, all of the assets and related liabilities of our former Separate Accounts I and II were transferred to the Common Stock and Money Market Portfolios of the Fund, respectively, in exchange for shares in the Portfolios, and we ceased to be an investment adviser of our continuing Separate Account. EIMC, which served with us as an investment adviser of our former Separate Accounts I and II, continues as an investment adviser to the Fund. At the Reorganization, Integrity began to serve, together with EIMC, as an investment adviser to the Fund. The Separate Account no longer requires an investment adviser. The Reorganization did not change the policy values of then outstanding policies or policies.

Policy owners who have our variable life policies on a single premium basis, as well as on a periodic premium basis, have monies placed in our Separate Account.

Our financial statement including those of our continuing Separate Account are in Part 3.

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EQUITABLE

Equitable is a New York mutual life insurance company that has its home office at 787 Seventh Avenue, New York, N.Y. 10019.

Equitable has been in business since 1859. Equitable's total assets make it the third largest life insurance company in the United States. At December 31, 1985 these assets were over $51 billion. Equitable is also one of the largest managers of retirement fund assets. At December 31, 1985, Equitable and its subsidiaries, such as Alliance Capital Management Corporation, were managing pension fund assets of over $54 billion and total assets of over $91 billion. At December 31, 1985, Equitable, together with EIMC, was responsible for stock portfolios of over $5 billion and debt portfolios of about $23 billion. These portfolios include amounts in our General Account, Equitable's General Account and separate accounts, and other accounts managed by Equitable and EIMC.

Between the time we were organized and the end of December 1985, Equitable invested over $334 million in us. This money has been used to help us meet operational costs and policy reserve requirements.

Equitable probably will invest more money in us in the future although it has no legal obligation to do so. Its assets do not back benefits that may be paid under the policy discussed in this prospectus.

In December, 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. (DLJ). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services, to approximately 300 independent regional securities firms and 100 banks.

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To the extent permitted by law, Equitable Variable and their separate accounts and affiliated companies, several of which are registered investment companies (including the Fund), may engage in securities and other transactions with the various entities mentioned in the preceding paragraph or may invest in shares of investment companies with which those entities have affiliations.

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REGULATION

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to insurance laws and regulations in ever jurisdiction where we sell our policies. We submit annual reports on our operations and finances to insurance officials in these jurisdictions. The officials are responsible for reviewing our reports to be sure we are financially sound and that we are complying with applicable laws and regulations.

Our Basic and Expanded variable life policies have been approved in 49 states and the Virgin Islands.

We are also subject to various Federal securities laws and regulations.

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THE FUND

The Hudson River Fund, Inc. currently issues four series of classes of shares, each of which represents an interest in one of the Fund's Portfolios. Shares of the Common Stock and Money Market Portfolios are purchased and redeemed by the corresponding Separate Account Division. The Fund sells and redeems its shares at net asset value. It does not impose a sales charge.

It is anticipated that, subject to obtaining additional necessary governmental exemptions and approvals, if any, the Fund may serve as an investment medium for, among others, variable annuity contracts issued by Equitable, variable life policies and variable annuity contracts issued by Integrity, new series of variable life policies issued by us, and variable life insurance policies and variable annuity contracts issued by insurers affiliated or unaffiliated with Equitable. Letters of intent have been signed with two such unaffiliated insurers and preliminary discussions are now going on with several additional unaffiliated insurers. We currently do not foresee any disadvantages to our policy owners arising out of this. However, the Fund's Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that the Fund's response to any of those events insufficiently protects our policy owners, we will see to it that appropriate action is taken to protect our policy owners. Also, if we ever believe that any of the Fund's Portfolios is so large as to materially impair the investment performance of a Portfolio or the Fund, we will examine other investment options.

The Fund's shares will be sold only to separate accounts of insurance companies. Since we are the only insurance company now investing in the Fund, we are currently in control of the Fund. We owned approximately $331 million worth of the Fund's shares as of December 31, 1985, and we will continue to control the Fund at least until other insurance companies, selling significant amounts of variable insurance products, have made substantial investments in Fund shares.

The Fund's address is 787 Seventh Avenue, New York, New York 10019. The custodian of the securities and other assets of the Fund is The Chase Manhattan Bank, N.A.

The Fund, its investment objectives and policies, its risks, expenses, organization and other aspects of its operations are described in more detail in its prospectus, which is attached to this prospectus, and in a Statement of Additional Information which may be obtained free of charge by written request to the Fund at 787 Seventh Avenue, New York, New York 10019. Please carefully read the Fund's prospectus.

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THE FUND'S INVESTMENT
ADVISERS

The Fund is advised by EIMC and Integrity. They are registered with the SEC as investment advisers under the Investment Advisers Act of 1940. EIMC's address is 1221 Avenue of the Americas, New York, New York 10020 and Integrity's address is 787 Seventh Avenue, New York, New York 10019.

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Services are provided pursuant to an investment advisory agreement among the Fund, EIMC and Integrity for a fee equivalent to maximum annual rates of 0.40% of the average daily value of the aggregate net assets of the Common Stock, Money Market and Balanced Portfolios (0.25% to EIMC and 0.15% to Integrity) and 0.50% of the average daily value of the Aggressive Stock Portfolio's aggregate net assets (0.35% to EIMC and 0.15% to Integrity). We make a daily credit to the values of our Basic and Expanded policies to offset completely the effect on such values of the portion of the Fund's investment advisory fee which exceeds a 0.25% annual rate and all other Fund expenses except (a) all brokers' commissions, transfer taxes and other fees and expenses for services relating to purchases and sales of Portfolio investments and (b) any Fund income tax liabilities.

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DEDUCTIONS FROM
PREMIUMS

The amount of premium put into the Separate Account's Divisions is based on what is called the basic annual premium. This is the total annual premium for a standard mortality risk policy minus a $30 annual administrative charge and minus the premiums for any optional insurance benefits you take. After we figure the basic annual premium, we deduct certain charges and put the rest (the net annual premium) into the Separate Account's Divisions.

A summary of charges against premiums follows. We guarantee that premiums will not increase.

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ANNUAL ADMINISTRATIVE
CHARGE

We charge $30 in each policy year for administrative expenses. These include:

o  premium billing and collection;
o  processing claims, paying cash values, and making policy changes;
o  record keeping;
o  communicating with policy owners; and
o  other expenses and overhead.

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ADDITIONAL FIRST YEAR
ADMINISTRATIVE CHARGE

In the first policy year we make a one-time administrative charge of $5 for each $1,000 of initial face amount of a policy. This charge is applied to the cost of:

o  processing applications;
o  conducting medical examinations;
o  establishing policy records; and
o  determining insurability and assigning the insured to a risk class.

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SALES LOAD

We make a charge that can be considered a "sales load". The amount of the sales load in a policy year is not necessarily related to our actual sales expenses for that year. We expect to recover our total sales expenses over the lifetimes of the insureds.

Our sales load charge will not be more than:

o  20% of the basic annual premium for the first policy year;
o  14.5% of the basic annual premium for the 2nd through 4th policy years; and
o  7.25% of the basic annual premium for all policy years after the 4th.

To the extent sales expenses are not covered by the sales load, we will cover them from funds other than premium deductions.

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RISK CHARGE

We charge 1.2% of the basic annual premium to provide for the possibility that an insured will die at a time when, based on the investment experience of the Separate Account, the death benefit that would ordinarily be paid is less than the guaranteed minimum death benefit of the policy.

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STATE PREMIUM TAX CHARGE

We deduct 2% of the basic annual premium to cover state premium taxes. These taxes vary from state to state and the 2% rate is an average.

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EXAMPLE OF DEDUCTIONS
FROM PREMIUMS

The following example (using the policies shown in the ILLUSTRATION OF DEATH BENEFITS, CASH VALUES, AND ACCUMULATED PREMIUMS) shows what amount of net annual premium would be put into the Separate Account at the start of each policy year. A policy's actual cash value is related to the policy's net annual premium. The differences between net annual premiums for males and females are due to two factors: the higher face amounts for females cause higher first year administrative charges and our pricing policies lead to other variations. These variations sometimes lead to lower sales loads.

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                                 Issue Age 10                 Issue Age 25                Issue Age 40
                                  $300 Annual                  $500 Annual               $1,000 Annual
Beginning of                      Premium for                  Premium for                 Premium for
Policy Year                     Standard Risk                Standard Risk               Standard Risk
------------------------------------------------------------------------------------------------------
                              MALE     FEMALE             MALE      FEMALE             MALE     FEMALE
Basic Policy
   (Initial Face Amount)  ($37,605)  ($42,654)        ($40,034)    ($45,898)       ($49,238)  ($57,396)
   1st                       57.91      60.57           160.94       131.73          498.78     458.02
   2nd through 4th          238.79     238.01           392.73       405.74          900.56     873.57
   5th through 40th         242.18     241.85           421.16       421.34          928.63     912.60
Expanded Policy
   (Initial Face Amount)  ($29,316)  ($33,708)         ($29,541)   ($34,382)       ($34,754)  ($40,756)
   1st                       60.98      45.51            213.58      189.44          571.36     541.65
   2nd through 4th          233.94     240.34            386.99      387.14          900.48     873.40
   5th and later            241.86     242.02            421.25      421.52          928.63     912.93
------------------------------------------------------------------------------------------------------

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OUR SEPARATE
ACCOUNT AND ITS
DIVISIONS

Our Separate Account is registered with the SEC as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policy or practices of the Separate Account. For state law purposes the Separate Account is treated as a part of us.

After making certain deductions from premiums, we put your net annual premiums in the Common Stock Division or the Money Market Division of our Separate Account. You decide whether your policy's net annual premium will be put entirely in one Division or whether you want a percentage in each Division. (Also, you have certain voting privileges with respect to the Fund shares held in the Divisions. See YOUR VOTING PRIVILEGES.) Each Division invests in shares of a corresponding investment Portfolio of the Fund. The Separate Account also invests income or capital gains dividends received from the Fund in shares of the Fund.

The Separate Account purchases and redeems shares of the Fund at their net asset value per share. The Separate Account's assets are allocated between the Divisions in accordance with the allocations of the net annual premiums invested in the Separate Account and the earnings on those assets. Also, liabilities of the Separate Account will be allocated to the Division to which they relate. Accrued liabilities that are not allocable to one Division will be allocated to both Divisions in proportion to their relative net assets. In the unlikely event that any Division incurred liabilities in excess of its assets, the other Division could be liable for such excess.

Each Portfolio has a different investment policy (see THE FUND). You should keep in mind that the investment experience of the Separate Account and the Divisions depends on the investment performance of the Fund and the corresponding Portfolios. Also, values of Basic and Expanded policies are increased to compensate policy owners for their share of Fund expenses in excess of the sum of (1) expenses for brokers' commissions, transfer taxes and other fees relating to purchases and sale of Portfolio investments, (2) fees for advisory services at an annual rate equivalent to 0.25% of the average daily value of the aggregate net assets of the Portfolios and (3) Fund income taxes, if any.

The Common Stock Division of our Separate Account superseded our pre-Reorganization Separate Account I, which was established on June 28, 1973. The Money Market Division of our Separate Account superseded our pre-Reorganization Separate Account II, which was

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established on December 12, 1980. Both pre-Reorganization Separate Accounts were established under the insurance law of New York State as separate investment accounts. Assets that were used to provide money to pay benefits under our variable life policies were allocated to the pre-Reorganization Separate Accounts from time to time. As a result of the Reorganization those assets, and additional assets to be received from premiums under in-force policies and future policies, will be allocated to the Separate Account Divisions from time to time and used to provide money to pay benefits under our variable life policies.

Any increase or decrease in a policy's death benefit or cash value will reflect the investment experience of the Division where you have cash value, which in turn will depend upon the investment performance of the corresponding Portfolio of the Fund. (It will not be affected by the experience of the other Division unless you have cash value in both Separate Account Divisions.)

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HOW WE SUPPORT THE
OPERATIONS OF A POLICY

We support the operations of a policy by putting the net annual premium (which is the annual premium less the charges described under DEDUCTIONS FROM PREMIUMS) into the appropriate Separate Account Division or Divisions as the policy owner chooses. We do this when the policy is issued and, after that, at the beginning of each policy year during the premium payment period. Even though the gross premium will be higher for an insured who is a high risk than the gross premium for an insured who is a standard risk, any cash value that may build up on a policy covering a high risk insured will be the same as the cash value that would build up on a policy covering a standard risk insured of the same age and sex, for the same amount and plan of insurance, and having the same date of issue and allocation to the Divisions. This is also true for an insured who is a non-smoker, even though the gross premium for a non-smoker insured will be lower than for an insured who is a standard risk.

The policy is designed so that the net annual premium put in the Divisions does not vary with the risk class of the insured. Therefore, we charge a higher gross premium for an insured who is a high risk to cover the extra risk of mortality. We charge a lower gross premium for certain non-smokers because of the expected lower mortality.

The amount at risk on policy anniversaries is the death benefit payable less the amounts in the Divisions in which a policy participates (adjusted for any loans). Once the net annual premium is placed into the Divisions, we charge for the cost of insurance based on the attained age for the amount at risk without regard to differences in risk class. The cost of insurance is based on the 1958 Commissioners' Standard Ordinary Mortality Table, and generally increases with attained age. The cost of insurance differs in each year because, based on this mortality table, the probability of death generally increases with attained age and the amount at risk is different year by year. The dollar amount of the cost of insurance also depends on investment experience of the Divisions in which a policy participates.

Your net annual premium will be put into the Divisions only once each year, regardless of whether you pay your premium monthly, quarterly, semiannually, or annually.

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SEPARATE ACCOUNT ASSETS
ARE OUR PROPERTY

The assets of the Separate Account are our property. However, New York Insurance Law provides that the portion of Separate Account's assets that relates to variable life policies may not be used to satisfy any obligations that may arise out of any other business we conduct, although under certain circumstances one Division could perhaps be liable for claims arising out of the other Division's operations.

We permit money from charges owed to us to stay in the Divisions and accumulate. These accumulated amounts are in excess of each Division's net assets attributed to variable life policies. These amounts belong to us.

There probably will be more assets in the Separate Account than those that apply to our variable life policies. We expect to transfer part or all of the excess to our General Account. These transfers will be in cash, but before we make them we will consider whether the transfer could have any adverse effect on our Separate Account. In 1985 we made no such transfer to our General Account.

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CHARGES AGAINST
THE SEPARATE
ACCOUNT

The amount in the Separate Account Divisions in which your policy participates is further decreased (after the following charges) by the cost of your insurance protection. See HOW WE SUPPORT THE OPERATIONS OF A POLICY.

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CHARGES FOR MORTALITY AND
EXPENSE RISKS

We charge the Separate Account for the mortality and expense risk we assume. The charge is made daily at an effective annual rate of 0.50% of the value of each Division's assets that are attributable to variable life policies.

The mortality risk we assume is that insureds may live for shorter periods of time than we estimated. If this occurs, we have to pay a greater amount of death benefits than we expected in relation to the premiums we received.

The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated.

The money we collect from this charge may exceed the amount needed to cover benefits and expenses and would be our gain.

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OTHER CHARGES

The Separate Account purchases shares of the Fund at their net asset value. The net asset value of those shares reflects management fees and other expenses already deducted from the assets of the Fund that are briefly described under THE FUND. More detailed information about the Fund is in its prospectus and in its Statement of Additional Information.

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YOUR VOTING
PRIVILEGES
GENERAL

As we have already said, all assets held in the Divisions are invested in shares of the corresponding Portfolios of the Fund. We are the legal owners of those shares and as such have the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholder's meeting. Among other things, we may vote on:

o  the election of the Fund's Board of Directors;

o  the ratification of the selection of the Fund's independent auditors; and

o matters spelled out in the Fund's prospectus or Statement of Additional Information that require a shareholder vote.

However, in accordance with our view of current Federal securities law requirements, we will offer you the opportunity to instruct us as to how Fund shares allocable to your policy and held by us in the Separate Account will be voted on these matters. We will vote the shares of the Fund at regular and special meetings of shareholders of the Fund in accordance with your instructions. Thus, you will have the right to have a voice in the affairs of the Fund. Fund shares held in each Division of the Separate Account which are not allocable to policies or for which no timely instructions from policy owners are received will be voted by us in the same proportion as shares in that Division for which instructions are received.

Each policy having a voting interest will be sent proxy material and a form for giving voting instructions. If required by state insurance officials, we may disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Fund's Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Fund's Portfolios. In addition, we may disregard voting instructions in favor of changes initiated by a policy owner or the Fund's Board of Directors in the investment policy or the investment adviser of a Portfolio, provided that our disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law, the proposed advisory fee would be higher than we are permitted to pay by the terms of our variable life policies, or the charge would lead to an adverse effect on our general account because it would result in unsound or overly speculative investments. We will advise policy owners if we do disregard voting instructions, and give our reasons for such actions in the next semiannual report we send to policy owners.

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All Fund shares of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Portfolios differ. In such case, the voting is on a Portfolio-by-Portfolio basis. Approval or disapproval by the shareholders in one Portfolio on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Portfolio; and shareholders in a Portfolio not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Portfolio-by-Portfolio vote are changes in the fundamental investment policy or restrictions of a particular Portfolio and approval of the investment advisory agreement.

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VOTING INSTRUCTIONS OF
OTHER SEPARATE ACCOUNT
PARTICIPANTS

Net premiums for our individual flexible premium variable life policy are invested in our Separate Account FP, which, in turn, invests in the Fund. In addition, we anticipate that Fund shares will be held by other separate accounts established by us or other insurance companies affiliated or unaffiliated with us. We expect that those shares will be voted through those separate accounts in accordance with instructions of their participants. This will dilute the effect of voting instructions of policy owners whose net premiums are invested in the Separate Account.

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DETERMINING THE FUND
PORTFOLIO FOR WHICH YOU
CAN GIVE VOTING
INSTRUCTIONS

If all your cash value is in one Division, you can participate in the voting only for the shares in the Fund Portfolio that corresponds to that Division. If your cash value is divided between the Divisions, you are entitled to participate in the voting of the shares of the Fund that correspond to each of the Fund Portfolios.

The number of Fund shares held in each Division attributable to your policy for purposes of your voting privilege will be determined by dividing your policy's cash value (less any policy indebtedness) allocable to that Division by the net asset value of one share of the corresponding Fund Portfolio as of the record date for the Fund's shareholder meeting. The record date for this purpose will not be more than 90 days before the meeting of the Fund. Fractional shares are counted.

EXAMPLE: Your policy has a cash value of $3,000, 50% of which is attributable to the Common Stock Division and 50% of which is attributable to the Money Market Division. Assuming the net asset value of one share in each Fund Portfolio is $100, you would have the privilege of voting 30 shares. You will have the privilege of instructing us regarding 15 votes in each Division.

EXAMPLE (ASSUMING AN OUTSTANDING LOAN): Your policy has a cash value of $3,000, which entitles you to 30 votes. If you have a $1,000 loan (including interest) equally allocated between each Division, you would be entitled to 10 votes in each Division, or an aggregate 10 fewer votes.

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LAW CHANGES MAY AFFECT
YOUR VOTING PRIVILEGES

Our Separate Account is required by Federal securities laws or regulations as currently interpreted to have policy owners instruct us as to the Fund's voting rights. However, if amendments to or interpretations of those laws or regulations change what must be voted on or restrict the matters for which policy owners are given the opportunity to provide voting instructions, we will in turn change what is submitted to policy owners.

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OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will always attempt to comply with applicable laws before we take any of these actions. If necessary, we will seek approval by policy owners.

Specifically, we reserve the right to:

o  add Divisions to or remove Divisions from the Separate Account;

o  combine any two or more Divisions within the Separate Account;

o transfer assets of the two types of variable life policies offered by this prospectus, as well as the assets of our other variable life policies, from one Division to another (if we do, we will withdraw proportional amounts of each investment to the Division, but we will also make whatever adjustments are needed to avoid odd lots and fractions);

o operate the Separate Account as a management investment company under the 1940 Act, or in any other form the law allows (if we do, we may invest the assets in any legal investments and we or one of our affiliates, such as EIMC, will serve as investment adviser);

o  end the registration of the Separate Account under the 1940 Act; or

o operate the Separate Account under the general supervision of a committee made up of individuals all of whom may be, under the 1940 Act, interested persons of us or of Equitable or discharge such Committee.

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SUBSTITUTION OF
FUND SHARES

Although we believe it to be highly unlikely, it is possible that, in our judgment, one or more of the Portfolios of the Fund may become unsuitable for investment by the Separate Account because, for example, of a change in the investment policy, or a change in the tax laws, or because the shares are no longer available for investment. For those or other reasons, we may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before we can do this, we would obtain the approval of the SEC, and possibly one or more state insurance departments, to the extent legally required.

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DEATH BENEFITS
UNDER OUR POLICIES

The death benefit is the amount payable to the named beneficiary when the insured dies. All or part of the benefit can be paid in cash or applied under one or more of our payment options described under PAYMENT OPTIONS.

The death benefit will at least equal the guaranteed minimum of insurance for the policy year in which the insured dies. Whether the death benefit is higher than the guaranteed minimum depends on the investment experience of the Divisions in which you have cash value. See ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES, AND ACCUMULATED PREMIUMS.

The death benefit is the guaranteed minimum death benefit, plus the sum (if positive) of the variable adjustment amounts (determined annually) in the Divisions in which you have cash value.

The amount of death benefit actually paid to the insured's beneficiary will be adjusted as of the date of the insured's death to reflect:

o  any policy loans together with accrued interest;

o  part of any unpaid premium due if the insured dies during the grace period;

o any premium paid for a period beyond the policy month in which the insured dies;

o  any insurance added to the policy by a rider;

o the insured's suicide within 2 years after the policy's date of issue. See LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY; and

o any material misstatement in the application for insurance, including a misstatement of the insured's age or sex. See LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY.

Interest will be paid from the date of death to the date the death benefit is paid at least at the annual rate that we are paying under the deposit option described in PAYMENT OPTIONS.

If you sign an application and send us money, and if the person proposed to be insured dies between the application date and the date we act on the application, we have a special rule. Should we decide the proposed insured was insurable and accept the application, we will pay the initial face amount to the proposed beneficiary.

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THE GUARANTEED MINIMUM
DEATH BENEFIT

The guaranteed minimum death benefit equals a policy's face amount for the policy year in which the insured dies, regardless of the investment experience of the Divisions in which a policy participates.

BASIC POLICY. The guaranteed minimum death benefit of a Basic Policy is equal to its face amount and remains level as long as the policy is in force.

EXPANDED POLICY. The guaranteed minimum death benefit of an Expanded Policy is equal to its face amount for the policy year in which the insured dies. The policy's face amount in the first policy year is its initial face amount.

On each policy anniversary the face amount will increase by 3% over the prior year's face amount until the 14th policy anniversary, when the face amount is set at 150% of the initial face amount. Thereafter, the face amount always remains at that level.

In the table below, we show the face amount for each $1,000 of initial face amount in an Expanded Policy.

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  On Policy           Face Amount            On Policy               Face Amount
Anniversary          Increases To          Anniversary              Increases To
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          1                $1,030                    8                    $1,267
          2                 1,061                    9                     1,305
          3                 1,093                   10                     1,344
          4                 1,126                   11                     1,384
          5                 1,159                   12                     1,426
          6                 1,194                   13                     1,469
          7                 1,230                   14  and beyond         1,500
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THE VARIABLE ADJUSTMENT
AMOUNT

The variable adjustment amount for each Division is the amount of the death benefit that results from all past investment experience of that Division. In the first policy year, the variable adjustment amount in each Division is zero. After that, the variable adjustment amount is the amount of insurance purchased by the difference between the actual rate of return and 4%. Therefore, a Division's variable adjustment amount will not change in any year that the Division's gross return minus the charges to that Division results in a net return of 4%. If the net return is more than 4%, the variable adjustment amount will increase. The variable adjustment amount will increase because additional amounts of paid-up life insurance are purchased. If the net return is less than 4%, it will decrease. The variable adjustment amount will decrease because these additional amounts of paid-up life insurance are lost. The rates at which these additional amounts of paid-up life insurance are purchased or lost are based on sex and attained age and are guaranteed.

The percentage change in the death benefit for any year is not the same as the net return for the preceding year and it is not necessarily related to current or future rates of inflation.

The death benefit is equal to the guaranteed minimum death benefit plus the sum (if positive) of the variable adjustment amounts for both Divisions. However, even if the sum of the variable adjustment amounts is negative, the death benefit in the year the insured dies will never be less than the guaranteed minimum.

In any year that the sum of the variable adjustment amounts increases (and is positive), the death benefit will increase. If the sum of the variable adjustment amounts is negative, investment experience can not increase the death benefit above the guaranteed minimum until it has increased the variable adjustment amount of at least one Division so that the sum is positive. In any year that the sum of the variable adjustment amounts for the Divisions decreases, the death benefit may decrease, unless it is already at the guaranteed minimum.

The variable adjustment amount for each Division is set on each policy anniversary. Once set, it remains the same for the following policy year. If it is set above the guaranteed minimum, we will be responsible for keeping it at that level until the next policy anniversary. You will bear the risk that it could drop on the next policy anniversary (but not below the guaranteed minimum).

There is no guarantee that a Division's investment experience, which will reflect the investment performance of the corresponding Portfolio of the Fund, will be sufficient to result in an increase in death benefits. However, the historical pattern of stock market investment performance has been one of long-range growth, and money market investments in recent years have returned over 4%.

THE VARIABLE ADJUSTMENT IS CUMULATIVE. Increases and decreases in the variable adjustment amount are carried into each succeeding year. The variable adjustment amount for a Division can be positive or negative. If it is positive, good investment experience will produce a larger variable adjustment amount. If it is negative, good investment experience must first offset the current negative variable adjustment amount before there can be a positive amount.

For a given net return, the greater the cash value in a Division, the greater the effect of investment experience will be on the variable adjustment amount. Therefore, in later policy years, when your total cash value is likely to be greater, investment experience may have a greater effect on the death benefit.

EXAMPLE: You were a 25 year old male when your policy was issued, and you have a Basic Policy. Assume a hypothetical gross annual investment return of 0% for the first 9 policy years. This results in a negative variable adjustment amount. A net return of approximately 26.6% in the 10th policy year would offset the cumulative negative variable adjustment

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amount so that it would equal zero. Any net return above that would produce a positive variable adjustment amount. On the other hand, the negative variable adjustment amount may be offset over a number of years. Thus, if the gross return in the 10th policy year was 8% (net return of 7.19%), a net return of 7.19% in each of the 5 following policy years would be required to produce a positive variable adjustment amount by the 16th policy year.

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NET RETURN

The death benefit based on a Division's net return is set on each policy anniversary. The net return depends on a Division's investment experience from the first day of that policy year to the first day of the next policy year. It takes into account investment income, capital gains and capital losses (whether realized or unrealized) with respect to Fund shares owned by the Division and gains resulting from the reimbursement by us to the Division of amounts corresponding to certain Fund expenses. The charges against the Division are then deducted to determine the net return. the net return on a date during a policy year depends on the investment experience of the Division from the first day of that policy year to that date and can affect cash values but not death benefits.

The net return of each Division is determined at the close of business on each day in which the degree of trading in the corresponding Portfolio of the Fund might materially affect the net return of the Division. We call this a "business day". Normally this would be each day that the New York Stock Exchange is open. However, because we are closed on Martin Luther King Day and the Friday after Thanksgiving Day, no determinations will be made on those days.

The assets of each Division are valued by multiplying the number of Fund shares in each Division by the net asset value of such shares and is adjusted by the charge for mortality and expense risks. See the financial statements for the Separate Account in this prospectus.

The net return for a policy year is not the same as for a calendar year unless the policy anniversary is January 1.

A statement of the method we use to calculate net return is an exhibit to the Registration Statement we filed with the SEC. It will be furnished on request.

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HOW THE DEATH BENEFIT
VARIES FROM THE
GUARANTEED MINIMUM

The following example shows how the death benefit varies from the guaranteed minimum as a result of investment experience. Assume that the insured was a 25 year old male when the policy was issued, and the hypothetical gross annual return is 8% for each Division or their combination (which is equal to a net return of 7.19%). Use the amounts from the ILLUSTRATION OF DEATH BENEFITS, CASH VALUES, AND ACCUMULATED PREMIUMS.

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                                          Variable
                        Guaranteed      Adjustment        Death
                           Minimum  +       Amount  =   Benefit
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BASIC POLICY
End of policy year 5       $40,034            $621      $40,655
Increase                        --             280          280  (0.7% increase)
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End of policy year 6       $40,034            $901      $40,935
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EXPANDED POLICY
End of policy year 5       $34,238            $688      $34,926
Increase                     1,033             302        1,335  (3.8% increase)
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End of policy year 6       $35,271            $990      $36,261
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If the gross annual return was 0% (equal to a net return of -.75%), the death benefit at the end of policy year 6 would have been:

o $40,238 (a 1.0% decrease) for the Basic Policy. This reflects a decrease in the variable adjustment amount of $417.

o $35,511 (a 1.7% increase) for the Expanded Policy. This reflects a decrease in the variable adjustment amount of $449.

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CASH VALUE AND
LOAN PRIVILEGES
UNDER OUR POLICIES
HOW WE DETERMINE CASH
VALUE

The cash value is the sum, on any date, of the cash values in each Division of the Separate Account in which your policy participates. If no premium is due and unpaid, the cash value of the Division equals the tabular cash value at the end of each year as stated in the policy multiplied by the annual premium allocation percentage selected by the policy owner for that Division in effect on the last anniversary, increased or decreased by the aggregate net single premium specified in the policy for the variable adjustment amount for that Division.

The tabular cash value is what the cash value for the policy would be if all the Divisions in which you had funds had a constant net investment return of 4% a year. The premium allocation percentage is the percentage of your current net annual premium allocated to each of the Divisions. The net single premium is the one-time cost at your attained age to purchase one dollar of death benefit, as specified in your policy.

Adjustments during a year reflect a Division's investment experience, the cost of insurance, premium payments, any indebtedness and any cash value transfers. The cash values for substandard risk policies and non-smoker policies are the same as for comparable standard risk policies. See THE VARIABLE ADJUSTMENT AMOUNT and NET RETURN.

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THERE IS NO GUARANTEED
MINIMUM CASH VALUE

Daily increases or decreases in cash value depend on the investment experience of the Divisions. It is unlikely that there will be a cash value during the early part of the first policy year because of the first year administrative charges. There is no guaranteed minimum cash value.

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RETURNING THE POLICY FOR
CASH

During the insured's lifetime, and subject to our rules, your policy can be returned for payment of the cash value net of any indebtedness. The amount payable will be based on the net cash value next computed after we receive your signed request for payment of the cash value at your Regional Service Center, accompanied by your policy. The insurance coverage will end on the date you send us the policy and your request.

SPLITTING THE POLICY. You can request to split your policy into two policies. In addition, you may return one for cash. Any policy that continues will be based on the new initial face amount. The premium for the policy that continues will be based on the new initial face amount but the same age, sex and risk class as the original policy.

If you split a Basic Policy, the policy we continue must have a face amount of at least $25,000.

If you split an Expanded Policy, the policy we continue must have a face amount that at least equals what an Expanded Policy with an initial face amount of $25,000 with its automatic 3% a year increases would have reached in the policy year during which you split your policy.

These are our current procedures, which may change.

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INCOME TAX WITHHOLDING

Federal tax law requires us to withhold income tax from any portion of your surrender proceeds that is subject to tax, unless you request us not to withhold.

If you surrender your policy and do not advise us in writing that you do not want us to withhold Federal income tax before the date payment must be made, we are required by law to withhold tax from the surrender payment.

If you elect not to have tax withheld from the surrender payment, or if the amount of Federal income tax withheld is insufficient, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You may wish to consult your tax adviser.

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YOU CAN TRANSFER CASH
VALUE BETWEEN DIVISIONS

You can request to transfer part or all of your cash value between the Divisions. You may do this up to twice in a policy year. A transfer will go into effect on the day we receive your signed request at your regional Life Insurance Center. Your request should show the policy number an amount (either in dollars or as a percentage) you want to transfer. When cash value is transferred a portion of the net annual premium is transferred as well. We reallocate loans if you transfer cash value.

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WHEN A DIVISION
BECOMES INACTIVE

If you have a policy loan allocated to a Division and your cash value plus remaining net annual premium less your loan (including accrued loan interest) in that Division reaches zero, that Division will become inactive for your policy. We will reallocate the loan to the other Division. A Division will also become inactive for your policy if you transfer its entire cash value to the other Division.

We will notify you when a Division becomes inactive.

If a Division becomes inactive, the future variable adjustment amount, cash value and net return will be affected. We will assume that you do not want to put any part of future net annual premiums into the inactive Division. You can request us to put any part of a future net annual premium into the inactive Division effective on the next policy anniversary after your request is received. You may also transfer cash value into an inactive Division from the other Division. See YOU CAN TRANSFER CASH VALUE BETWEEN DIVISIONS.

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TAKING A POLICY LOAN

For policy loans, we offer both a fixed and an adjustable interest rate provision. This section will first discuss loans with fixed interest rates and will then discuss the special features of the adjustable loan interest rate, if it is elected.

Borrowing money against your policy will have a permanent effect on your policy's cash value and the amount by which the death benefit may increase above the guaranteed minimum. The effect remains even though the loan is repaid in whole or in part.

You may borrow up to 90% of your policy's cash value using the policy as security. Unless it is being used to pay premiums, we will not grant a loan that is not at least $100 more than any outstanding loan with accrued interest. The amount of your premium will not be affected by the fact you have a loan or by how you repay the loan. If a loan is made after the due date of a premium, that premium will be subtracted from the loan proceeds. If you request a loan in order to pay a premium, we will charge loan interest from the date we make the loan even if it is before the premium due date.

Whenever the loan with accrued interest from one Division equals or exceeds the cash value in that Division, that Division will become inactive for your policy. We will transfer the total cash value and loan allocation to the other Division. See WHEN A DIVISION BECOMES INACTIVE.

IF LOANS EXCEED THE CASH VALUE OF YOUR POLICY. Whenever the loan with accrued interest exceeds the total cash value of your policy, we will send a notice to you and to anyone to whom you told us you assigned the policy. The policy will end 31 days after we send the notice unless you make a repayment during the 31 day period that is large enough to reduce your outstanding loan with accrued interest to below the total cash value of your policy. See OPTIONS ON LAPSE.

If you borrow the maximum of 90% of your policy's cash value, you increase your risk of having your policy end. This might happen if the combination of policy loan interest (as it builds up), the cost of insurance, asset charges against the Separate Account and investment experience in the Divisions where you have cash value uses up the remaining 10%.

INTEREST. Except as discussed under ADJUSTABLE LOAN INTEREST RATE, interest on loans is 5% a year. Interest is charged daily and is payable by the policy owner on each anniversary. However, if it is not paid, it will be compounded on the policy anniversary because it will be added to the loan principal. This unpaid interest is transferred out of each Division where you have your loan into our general account. You should rely on your tax adviser as to whether this interest is deductible.

REPAYMENT. You can repay all or part of any outstanding loan with accrued interest at any time while the policy is in effect and the insured is alive. You repayment, whether full or partial, will be reallocated to the Divisions in proportion to the loan allocation to each Division at the time of repayment.

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The amount of any outstanding loan with accrued interest will be deducted from the death benefit or cash value proceeds.

WHICH DIVISION WE CHARGE LOANS AGAINST. We allocate a loan based on the net cash value in each Division on the date the loan is made. We reallocate loans if you transfer cash value.

THE PERMANENT EFFECT OF A FIXED INTEREST RATE LOAN. When you take out a loan, we transfer part of the cash value equal to the amount of the loan from the Divisions to our general account. In addition, unpaid interest on the policy loan will be transferred to our general account from time to time. The amount taken out of the Divisions will not be affected by the Divisions' investment experience while the loan is outstanding. Since the amount is not in the Divisions, it cannot contribute to any possible increase in your policy's death benefit or cash value.

We will credit your policy with a 4% annual return on any amount transferred to our general account as a result of your policy loan. This can protect cash value from decreasing if investment experience is below 4%. It will also prevent cash value from increasing if investment experience is above 4%.

EXAMPLE: You were a 25 year old male when your policy was issued, and you have a Basic Policy with standard rates. Use the illustration on page 25, and assume an 8% hypothetical gross annual investment return for each Division of their combination (which is a net return of 7.19%). If you take a loan for $3,000 at the end of the 9th policy year, it will affect the death benefit and cash value (before subtracting the amount of the loan with loan interest) in the 10th policy year as follows:

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                             Without Loan                     With Loan
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Death Benefit                     $42,603                       $42,250
Cash Value                          4,456                         4,360
--------------------------------------------------------------------------------

The difference results from the transfer of the portion of the cash value equal to the loan from the Division to the general account. The return on the amount transferred is reduced to 4% a year, rather than the Division's net return of 7.19%.

See DEATH BENEFITS UNDER OUR POLICIES for adjustments that are made as of the date of the insured's death.

ADJUSTABLE LOAN INTEREST RATE. As an alternative to the fixed loan interest rate of 5%, you may elect (in writing) the Adjustable Loan Interest Rate. Under this alternative, a rate will be determined as of the beginning of each policy year and it will apply to any new or outstanding loan under your policy during that policy year. The annual interest rate for a policy year will be the greater of 5% or the Monthly Average Corporates yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investors Service, Inc., for the month ending two months before the beginning of the policy year.

However, if you have elected an Adjustable Loan Interest Rate, it will be the same for a policy year after the first as it was for the immediately preceding policy year if the formula above would produce a change of less than 1/2 of 1% from the rate applicable to your policy for the preceding year.

NOTIFICATION OF ADJUSTABLE LOAN INTEREST RATE. We will notify you of the initial interest rate at the time a loan is made under the Adjustable Loan Interest Rate election. Initial loan interest rates are also available on request. We will also notify you in advance of each policy anniversary of the interest rate for the following policy year.

CANCELLATION OF ADJUSTABLE LOAN INTEREST RATE ELECTION. You may cancel your election of the Adjustable Loan Interest Rate in writing at any time, but the request will not take effect until the next policy anniversary. When the cancellation takes effect, the loan rate will revert to the fixed rate of 5%. Election or re-election of the Adjustable Loan Interest Rate may be made in writing at any time but will not take effect until the next policy anniversary even if no loan is outstanding.

--------------------------------------------------------------------------------

STATE VARIATIONS. Not all states have laws permitting adjustable policy loan interest rates. Some states permit adjustable rates but set maximums. Some states do not permit cancellation of an adjustable loan interest rate provision, and there are other variations from state to state. For details about the policy loan interest rate laws in your state, contact your agent or your regional Life Insurance Center.

AMOUNTS CREDITED ON BORROWED FUNDS. When you take out a loan, we transfer part of the cash value equal to the amount of the loan from the Divisions in which your policy participates to our general account. In addition, unpaid interest on the policy loan will be transferred to our general account from time to time. The amount taken out of the Divisions will not be affected by the investment experience of the Divisions while the loan is outstanding. Since the amounts is not in the Divisions, it contributes to possible increases in your policy's death benefit or cash value only if you have elected the Adjustable Loan Interest Rate.

If you have chosen an Adjustable Loan Interest Rate, we will credit your policy with a rate of return which is 0.75% below the interest rate that is charged as a result of your policy loan, minus any charges for taxes or amounts set aside as a provision for taxes. We are not making charges for taxes or provisions for taxes now but we may make such charges in the future. See OUR INCOME TAXES. For example, if the Adjustable Loan Interest Rate were 10%, the credit rate would be 9.25%. If the Adjustable Loan Interest Rate were below 5%, the actual interest rate would be 5% and the credit rate would be 4.25%. Any amounts credited over 4% will increase your policy's death benefit and cash value. If you elect the Adjustable Loan Interest Rate, you will bear the additional investment risk connected with changes in the annual credit rate because they affect the death benefit and cash value under your policy.

THE PERMANENT EFFECT OF AN ADJUSTABLE INTEREST RATE LOAN. If the current policy year's Adjustable Loan Interest Rate less 0.75% (and less any charge for taxes or provision for taxes) is greater than the net return for that year of the Divisions in which you have funds, then the death benefit and cash value for that year will be greater than if no loan were made. The reverse would also be true.

EXAMPLE: You were a 25 year old male when your policy was issued, and you have a Basic Policy with standard rates. Use the illustration on page 25, and assume an 8% hypothetical gross annual investment return for each Division of their combination (which is a net return of 7.19%). If you take a loan for $3,000 at the beginning of the 10th policy year and you have elected the Adjustable Loan Interest Rate with an assumed hypothetical loan interest rate of 12.88% (the actual rate for February, 1985) in the 10th policy year, it will affect the death benefit and cash value (before subtracting the amount of the loan with loan interest) in the 10th policy year as follows:

--------------------------------------------------------------------------------
                                  Without Loan                         With Loan
--------------------------------------------------------------------------------
Death Benefit                          $42,603                           $43,150
Cash Value                               4,456                             4,604
--------------------------------------------------------------------------------

See the example under THE PERMANENT EFFECT OF A FIXED INTEREST RATE LOAN for a loan with the fixed interest rate of 5%.

WHENEVER THIS PROSPECTUS DISCUSSES INCREASES AND DECREASES IN THE DEATH BENEFIT AND CASH VALUES UNDER OUR VARIABLE LIFE POLICIES, YOU SHOULD CONSIDER THE IMPACT OF HAVING ELECTED AN ADJUSTABLE LOAN INTEREST RATE.

--------------------------------------------------------------------------------
ILLUSTRATIONS OF
DEATH BENEFITS,
CASH VALUES, AND
ACCUMULATED
PREMIUMS

To help you get a picture of how the key financial elements of our policies work, we have prepared a series of tables.

The tables show how death benefits and cash value of policies with annual premiums of $300, $500, and $1,000 could vary over an extended period of time if the Divisions had CONSTANT hypothetical gross annual investment returns of 0%, 4%, 8% and 12% over the years covered by each table. The death benefits and cash values would differ from those shown in the tables if the annual investment returns did not remain absolutely constant. Thus, the figures would be different if the return AVERAGED 0%, 4%, 8% and 12% over a period of years but went above or below those figures in individual policy years. The death benefits and cash values would also differ, depending on the investment allocations made to the Divisions, if the actual rates of investment return averaged 0%, 4%, 8% and 12%, but went above or below those figures for individual Divisions. The tables are for standard risk policies.

The cash values in the tables are related to the annual premiums shown on page
38. The amounts of death benefits and cash values shown in the tables for the end of each policy year take into account a daily charge against each Division that is equivalent to an annual charge of 0.75% at the beginning of each year. This charge is the 0.50% charge against the Separate Account for mortality and expense risks and the effect on each Division's investment experience of the charge to the Fund assets for investment advisory services (equivalent to an annual rate of 0.25% of the aggregate average daily net assets of the Portfolios). The effect of these adjustments is that on a 0% actual rate of return the net rate of return would be -0.75%, on 4% it would be 3.22%, on 8% it would be 7.19% and on 12% it would be 11.16%.

The hypothetical returns shown in the tables do not reflect any charges for Fund expenses in addition to an investment advisory fee charge of 0.25%, because the Divisions in general will be reimbursed for their share of such expenses, as previously discussed under THE SEPARATE ACCOUNT, ITS INVESTMENTS AND ITS INVESTMENT EXPERIENCE and THE FUND.

The tables reflect the fact that we do not currently charge the Divisions for Federal income tax. However, if we do make such a charge in the future, it would take a higher rate of return to produce after-tax returns of 0%, 4%, 8% and 12% than it does now.

The second and third columns of each table show what would happen if an amount equal to the total annual premiums for the premium payment period were invested to earn interest, after taxes, of 4% or 5% compounded annually. These tables show that if a policy is returned in its early years for payment of its cash value, the cash value will be low in comparison to premiums accumulated with interest. This means that the cost of carrying insurance for a relatively short time will be high.

The Basic Policy has a level guaranteed minimum death benefit. The Expanded Policy has a guaranteed death benefit which increases by 3% per year regardless of investment experience until it reaches 150% of the original face amount in the fifteenth year.

If you request, we will furnish you with a comparable illustration based on the proposed insured's sex and age and an initial face amount or premium amount of your choice. A specific illustration will assume that the insured is a standard risk and that the premium will be paid on an annual basis. In addition, if you do purchase a policy, we will deliver a specific illustration that reflects how the premium will actually be paid and to what risk class the insured has been assigned.

We have also prepared special illustrations showing the effects of policy loans on a planned basis and showing various insurance plans suitable for special purposes. These are available on request.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
OF ILLUSTRATIONS

--------------------------------------------------------------------------------
                                         Basic policy            Expanded policy
                                             Page                     Page
                                         ---------------------------------------
$  300 annual premium Male Age 10             23                       24
$  500 annual premium Male Age 25             25                       26
$1,000 annual premium Male Age 40             27                       28
$  300 annual premium Female Age 10           29                       30
$  500 annual premium Female Age 25           31                       32
$1,000 annual premium Female Age 40           33                       34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                  BASIC POLICY

       $37,605 FACE AMOUNT                         MALE ISSUE AGE 10
(GUARANTEED MINIMUM DEATH BENEFIT)      $300 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                      DEATH BENEFIT(2)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              -----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%              12%
   ------           -------         -------              -------       -------        --------        --------
      1             $   312         $   315              $37,605       $37,605        $ 37,619        $ 37,637
      2                 636             646               37,605        37,605          37,680          37,775
      3                 974             993               37,605        37,605          37,788          38,025
      4               1,325           1,358               37,605        37,605          37,944          38,391
      5               1,690           1,741               37,605        37,605          38,149          38,881

      6               2,069           2,143               37,605        37,605          38,402          39,500
      7               2,464           2,565               37,605        37,605          38,704          40,254
      8               2,875           3,008               37,605        37,605          39,055          41,149
      9               3,302           3,473               37,605        37,605          39,455          42,193
     10               3,746           3,962               37,605        37,605          39,905          43,394

     15               6,247           6,797               37,605        37,605          42,921          52,064
     20               9,291          10,416               37,605        37,605          47,286          66,260
     25              12,993          15,034               37,605        37,605          53,123          87,932
     30              17,498          20,928               37,605        37,605          60,578         119,837

55 (Age 65)          53,393          79,106               37,605        37,605         128,494         637,584


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$    7        $    10        $    12         $     14
   197            209            221              234
   385            414            445              477
   569            624            683              746
   753            842            939            1,045

   934          1,065          1,211            1,375
 1,112          1,292          1,500            1,738
 1,286          1,525          1,806            2,138
 1,457          1,762          2,131            2,578
 1,627          2,006          2,478            3,065

 2,456          3,338          4,595            6,390
 3,270          4,896          7,548           11,915
 4,066          6,706         11,647           21,071
 4,828          8,779         17,285           36,150

 4,419         17,723         80,874          401,295

(1) If premiums are paid more frequently than annually the payments would be $153 semi-annually, $78 quarterly or $27 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                 EXPANDED POLICY

        $29,316 FACE AMOUNT                        MALE ISSUE AGE 10
(GUARANTEED MINIMUM DEATH BENEFIT)      $300 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                    DEATH BENEFIT(2)(3)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              -----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%              12%
   ------           -------         -------              -------       -------        --------        --------
      1             $   312         $   315              $30,195       $30,195        $ 30,210        $ 30,229
      2                 636             646               31,104        31,104          31,183          31,283
      3                 974             993               32,042        32,042          32,234          32,482
      4               1,325           1,358               33,009        33,009          33,363          33,829
      5               1,690           1,741               33,977        33,977          34,543          35,304

      6               2,069           2,143               35,003        35,003          35,381          36,971
      7               2,464           2,565               36,058        36,058          37,198          38,807
      8               2,875           3,008               37,143        37,143          38,646          40,817
      9               3,302           3,473               38,257        38,257          40,172          43,008
     10               3,746           3,962               39,400        39,400          41,779          45,388

     15               6,247           6,797               43,974        43,974          49,430          58,830
     20               9,291          10,416               43,974        43,974          53,823          73,195
     25              12,993          15,034               43,974        43,974          59,641          94,983
     30              17,498          20,928               43,974        43,974          67,022         126,924

55 (Age 65)          59,642          85,905               43,974        43,974         134,792         645,712


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$   26        $    28        $    31         $     33
   220            233            246              259
   411            442            474              508
   598            656            717              782
   788            881            982            1,092

   974          1,110          1,262            1,431
 1,156          1,342          1,557            1,804
 1,332          1,578          1,870            2,213
 1,504          1,818          2,201            2,663
 1,671          2,063          2,551            3,158

 2,459          3,362          4,652            6,497
 3,208          4,852          7,550           12,009
 3,933          6,575         11,561           21,129
 4,604          8,523         17,050           36,119

 5,878         19,389         82,508          404,081

(1) If premiums are paid more frequently than annually the payments would be $153 semi-annually, $78 quarterly or $27 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

(3) The amounts shown for the death benefit at the end of the first through fourteenth Policy years take into account the annual increase in the face amount (guaranteed minimum death benefit) in such years. The increases in the death benefit in the 0% and 4% columns for the end of the first through fourteenth Policy years result only from such increases in the guaranteed minimum death benefit and are unrelated to the hypothetical gross annual investment returns.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                  BASIC POLICY

       $40,034 FACE AMOUNT                         MALE ISSUE AGE 25
(GUARANTEED MINIMUM DEATH BENEFIT)      $500 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                      DEATH BENEFIT(2)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              ----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%             12%
   ------           -------         -------              -------       -------        -------        --------
      1             $   520         $   525              $40,034       $40,034        $40,059        $ 40,090
      2               1,061           1,076               40,034        40,034         40,133          40,259
      3               1,623           1,655               40,034        40,034         40,256          40,544
      4               2,208           2,263               40,034        40,034         40,429          40,952
      5               2,816           2,901               40,034        40,034         40,655          41,496

      6               3,449           3,571               40,034        40,034         40,935          42,183
      7               4,107           4,275               40,034        40,034         41,270          43,021
      8               4,791           5,013               40,034        40,034         41,659          44,016
      9               5,503           5,789               40,034        40,034         42,103          45,177
     10               6,243           6,603               40,034        40,034         42,603          46,513

     15              10,412          11,329               40,034        40,034         45,957          56,162
     20              15,484          17,360               40,034        40,034         50,786          71,906
     25              21,656          25,057               40,034        40,034         57,191          95,840
     30              29,164          34,880               40,034        40,034         65,321         131,001

40 (Age 65)          49,413          63,419               40,034        40,034         87,684         254,387


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$   80        $    86        $    93         $     99
   389            415            441              467
   696            753            813              875
 1,001          1,102          1,211            1,328
 1,330          1,491          1,667            1,861

 1,656          1,890          2,154            2,451
 1,979          2,301          2,674            3,104
 2,299          2,725          3,230            3,828
 2,615          3,160          3,823            4,628
 2,929          3,608          4,456            5,514

 4,424          6,016          8,286           11,535
 5,748          8,659         13,420           21,282
 6,884         11,510         20,219           36,906
 7,825         14,525         29,093           61,649

 9,395         21,081         55,188          160,111

(1) If premiums are paid more frequently than annually the payments would be $255 semi-annually, $130 quarterly or $44 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                 EXPANDED POLICY

       $29,541 FACE AMOUNT                         MALE ISSUE AGE 25
(GUARANTEED MINIMUM DEATH BENEFIT)      $500 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                    DEATH BENEFIT(2)(3)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              ----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%             12%
   ------           -------         -------              -------       -------        -------        --------
      1             $   520         $   525              $30,427       $30,427        $30,460        $ 30,502
      2               1,061           1,076               31,343        31,343         31,461          31,612
      3               1,623           1,655               32,288        32,288         32,543          32,874
      4               2,208           2,263               33,263        33,263         33,706          34,294
      5               2,816           2,901               34,238        34,238         34,926          35,859

      6               3,449           3,571               35,271        35,271         36,261          37,634
      7               4,107           4,275               36,335        36,335         37,682          39,596
      8               4,791           5,013               37,428        37,428         39,190          41,754
      9               5,503           5,789               38,551        38,551         40,785          44,114
     10               6,243           6,603               39,703        39,703         42,467          46,686

     15              10,412          11,329               44,311        44,311         50,595          61,470
     20              15,484          17,360               44,311        44,311         55,595          77,894
     25              21,656          25,057               44,311        44,311         62,157         102,683
     30              29,164          34,880               44,311        44,311         70,410         138,898

55 (Age 65)          49,413          63,419               44,311        44,311         92,742         264,957


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$  153        $   161        $   170         $    179
   476            506            537              568
   794            859            928              999
 1,108          1,222          1,344            1,475
 1,451          1,629          1,824            2,039

 1,790          2,046          2,335            2,661
 2,123          2,473          2,879            3,349
 2,451          2,911          3,458            4,108
 2,774          3,359          4,074            4,947
 3,091          3,818          4,730            5,872

 4,553          6,234          8,641           12,103
 5,794          8,824         13,818           22,118
 6,802         11,562         20,614           38,111
 7,540         14,356         29,378           63,326

 8,140         19,699         54,314          162,706

(1) If premiums are paid more frequently than annually the payments would be $255 semi-annually, $130 quarterly or $44 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

(3) The amounts shown for the death benefit at the end of the first through fourteenth Policy years take into account the annual increase in the face amount (guaranteed minimum death benefit) in such years. The increases in the death benefit in the 0% and 4% columns for the end of the first through fourteenth Policy years result only from such increases in the guaranteed minimum death benefit and are unrelated to the hypothetical gross annual investment returns.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                  BASIC POLICY

       $49,238 FACE AMOUNT                         MALE ISSUE AGE 40
(GUARANTEED MINIMUM DEATH BENEFIT)    $1,000 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                      DEATH BENEFIT(2)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              ----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%             12%
   ------           -------         -------              -------       -------        -------        --------
      1             $ 1,040         $ 1,050              $49,238       $49,238        $49,286        $ 49,346
      2               2,122           2,153               49,238        49,238         49,404          49,617
      3               3,246           3,310               49,238        49,238         49,593          50,053
      4               4,416           4,526               49,238        49,238         49,850          50,662
      5               5,633           5,802               49,238        49,238         50,177          51,454

      6               6,898           7,142               49,238        49,238         50,576          52,438
      7               8,214           8,549               49,238        49,238         51,046          53,621
      8               9,583          10,027               49,238        49,238         51,586          55,012
      9              11,006          11,578               49,238        49,238         52,196          56,620
     10              12,486          13,207               49,238        49,238         52,878          58,457

     15              20,824          22,657               49,238        49,238         57,353          71,501
     20              30,969          34,719               49,238        49,238         63,660          92,439

25 (Age 65)          43,312          50,113               49,238        49,238         71,913         124,015


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
   0%             4%             8%              12%
-------        -------        -------         --------
$   321        $   340        $   360          $   380
  1,022          1,091          1,161            1,233
  1,705          1,852          2,005            2,167
  2,370          2,623          2,897            3,190
  3,045          3,435          3,867            4,342

  3,700          4,257          4,888            5,603
  4,335          5,089          5,966            6,984
  4,950          5,930          7,100            8,496
  5,543          6,778          8,292           10,148
  6,115          7,633          9,546           11,955

  8,627         11,972         16,809           23,822
 10,551         16,333         25,967           42,151

 11,884         20,574         37,322           70,115

(1) If premiums are paid more frequently than annually the payments would be $510 semi-annually, $258 quarterly or $87 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                 EXPANDED POLICY

       $34,754 FACE AMOUNT                        MALE ISSUE AGE 40
(GUARANTEED MINIMUM DEATH BENEFIT)    $1,000 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                    DEATH BENEFIT(2)(3)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              -----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%              12%
   ------           -------         -------              -------       -------        --------        --------
      1             $ 1,040         $ 1,050              $35,796       $35,796        $35,852         $35,921
      2               2,122           2,153               36,873        36,873         37,060          37,297
      3               3,246           3,310               37,986        37,986         38,379          38,889
      4               4,416           4,526               39,133        39,133         39,806          40,700
      5               5,633           5,802               40,280        40,280         41,310          42,710

      6               6,898           7,142               41,496        41,496         42,959          44,996
      7               8,214           8,549               42,747        42,747         44,720          47,532
      8               9,583          10,027               44,033        44,033         46,591          50,327
      9              11,006          11,578               45,353        45,353         48,573          53,392
     10              12,486          13,207               46,709        46,709         50,666          56,737

     15              20,824          22,657               52,131        52,131         60,904          76,223
     20              30,969          34,719               52,131        52,131         67,604          98,584

25 (Age 65)          43,312          50,113               52,131        52,131         76,279         132,073


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
   0%             4%             8%              12%
-------        -------        -------         --------
$   450        $   473        $   495          $   518
  1,203          1,280          1,359            1,439
  1,939          2,101          2,271            2,450
  2,655          2,934          3,235            3,557
  3,381          3,808          4,281            4,802

  4,085          4,693          5,384            6,165
  4,767          5,589          6,545            7,657
  5,425          6,491          7,766            9,288
  6,057          7,399          9,047           11,068
  6,662          8,310         10,390           13,011

  9,182         12,789         18,017           25,611
 10,955         17,126         27,458           44,880

 12,067         21,243         39,069           74,185

(1) If premiums are paid more frequently than annually the payments would be $510 semi-annually, $258 quarterly or $87 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

(3) The amounts shown for the death benefit at the end of the first through fourteenth Policy years take into account the annual increase in the face amount (guaranteed minimum death benefit) in such years. The increases in the death benefit in the 0% and 4% columns for the end of the first through fourteenth Policy years result only from such increases in the guaranteed minimum death benefit and are unrelated to the hypothetical gross annual investment returns.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                  BASIC POLICY

       $42,654 FACE AMOUNT                          FEMALE ISSUE AGE 10
(GUARANTEED MINIMUM DEATH BENEFIT)      $300 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                      DEATH BENEFIT(2)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              -----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%              12%
   ------           -------         -------              -------       -------        --------        --------
      1             $   312         $   315              $42,654       $42,654        $ 42,671        $ 42,692
      2                 636             646               42,654        42,654          42,741          42,851
      3                 974             993               42,654        42,654          42,864          43,135
      4               1,325           1,358               42,654        42,654          43,040          43,550
      5               1,690           1,741               42,654        42,654          43,272          44,105

      6               2,069           2,143               42,654        42,654          43,559          44,806
      7               2,464           2,565               42,654        42,654          43,901          45,660
      8               2,875           3,008               42,654        42,654          44,299          46,676
      9               3,302           3,473               42,654        42,654          44,754          47,862
     10               3,746           3,962               42,654        42,654          45,266          49,226

     15               6,247           6,797               42,654        42,654          48,695          59,082
     20               9,291          10,416               42,654        42,654          53,646          75,193
     25              12,993          15,034               42,654        42,654          60,256          99,768
     30              17,498          20,928               42,654        42,654          68,700         135,933

55 (Age 65)          53,393          79,106               42,654        42,654         145,533         721,273


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$   12        $    15        $    17         $     20
   200            212            225              238
   386            416            447              479
   569            624            684              747
   754            843            940            1,046

   937          1,067          1,214            1,378
 1,117          1,298          1,506            1,745
 1,295          1,534          1,817            2,150
 1,471          1,776          2,147            2,596
 1,642          2,023          2,497            3,087

 2,459          3,345          4,607            6,410
 3,248          4,871          7,522           11,888
 4,032          6,657         11,580           20,973
 4,804          8,734         17,206           36,011

 4,601         18,399         83,802          415,330

(1) If premiums are paid more frequently than annually the payments would be $153 semi-annually, $78 quarterly or $27 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                 EXPANDED POLICY

        $33,708 FACE AMOUNT                        FEMALE ISSUE AGE 10
(GUARANTEED MINIMUM DEATH BENEFIT)      $300 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                    DEATH BENEFIT(2)(3)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              -----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%              12%
   ------           -------         -------              -------       -------        --------        --------
      1             $   312         $   315              $34,719       $34,719        $ 34,732        $ 34,748
      2                 636             646               35,764        35,764          35,846          35,948
      3                 974             993               36,842        36,842          37,049          37,315
      4               1,325           1,358               37,955        37,955          38,343          38,852
      5               1,690           1,741               39,067        39,067          39,693          40,534

      6               2,069           2,143               40,247        40,247          41,167          42,433
      7               2,464           2,565               41,460        41,460          42,732          44,524
      8               2,875           3,008               42,708        42,708          44,389          46,813
      9               3,302           3,473               43,988        43,988          46,136          49,309
     10               3,746           3,962               45,303        45,303          47,974          52,019

     15               6,247           6,797               50,562        50,562          56,715          67,297
     20               9,291          10,416               50,562        50,562          61,670          83,499
     25              12,993          15,034               50,562        50,562          68,220         108,044
     30              17,498          20,928               50,562        50,562          76,529         144,011

55 (Age 65)          59,641          85,903               50,562        50,562         152,983         727,459


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$    7        $     9        $    11         $     13
   206            218            229              242
   402            431            462              494
   594            650            709              773
   785            875            974            1,081

   972          1,105          1,255            1,421
 1,156          1,341          1,553            1,796
 1,336          1,581          1,869            2,209
 1,511          1,824          2,203            2,661
 1,681          2,070          2,555            3,158

 2,452          3,353          4,639            6,475
 3,168          4,801          7,478           11,901
 3,873          6,487         11,422           20,890
 4,555          8,432         16,873           35,747

 6,259         20,283         85,423          416,224

(1) If premiums are paid more frequently than annually the payments would be $157 semi-annually, $78 quarterly or $27 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

(3) The amounts shown for the death benefit at the end of the first through fourteenth Policy years take into account the annual increase in the face amount (guaranteed minimum death benefit) in such years. The increases in the death benefit in the 0% and 4% columns for the end of the first through fourteenth Policy years result only from such increases in the guaranteed minimum death benefit and are unrelated to the hypothetical gross annual investment returns.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                  BASIC POLICY

       $37,605 FACE AMOUNT                        FEMALE ISSUE AGE 25
(GUARANTEED MINIMUM DEATH BENEFIT)      $500 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                      DEATH BENEFIT(2)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              ----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%             12%
   ------           -------         -------              -------       -------        -------        --------
      1             $   520         $   525              $45,898       $45,898        $45,921        $ 45,950
      2               1,061           1,076               45,898        45,898         46,000          46,131
      3               1,623           1,655               45,898        45,898         46,136          46,445
      4               2,208           2,263               45,898        45,898         46,329          46,899
      5               2,816           2,901               45,898        45,898         46,582          47,507

      6               3,449           3,571               45,898        45,898         46,895          48,274
      7               4,107           4,275               45,898        45,898         47,270          49,210
      8               4,791           5,013               45,898        45,898         47,706          50,323
      9               5,503           5,789               45,898        45,898         48,204          51,623
     10               6,243           6,603               45,898        45,898         48,765          53,119

     15              10,412          11,329               45,898        45,898         52,537          63,952
     20              15,484          17,360               45,898        45,898         57,993          81,687
     25              21,656          25,057               45,898        45,898         65,259         108,718
     30              29,164          34,880               45,898        45,898         74,502         148,463

40 (Age 65)          49,413          63,419               45,898        45,898         99,952         287,894


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$   42        $    48        $    53         $     58
   358            381            405              429
   671            725            781              840
   981          1,079          1,185            1,297
 1,305          1,461          1,633            1,820

 1,627          1,855          2,112            2,400
 1,946          2,261          2,625            3,044
 2,262          2,679          3,173            3,757
 2,576          3,110          3,759            4,547
 2,887          3,554          4,385            5,421

 4,403          5,974          8,210           11,402
 5,811          8,711         13,441           21,228
 7,053         11,713         20,450           37,125
 8,125         14,958         29,733           62,589

 9,916         22,140         57,555          165,778

(1) If premiums are paid more frequently than annually the payments would be $255 semi-annually, $130 quarterly or $44 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                 EXPANDED POLICY

       $45,898 FACE AMOUNT                        FEMALE ISSUE AGE 25
(GUARANTEED MINIMUM DEATH BENEFIT)      $500 ANNUAL PREMIUM FOR STANDARD RISK(1)

--------------------------------------------------------------------------------

[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                    DEATH BENEFIT(2)(3)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              -----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%              12%
   ------           -------         -------              -------       -------        --------        --------
      1             $   520         $   525              $35,413       $35,413        $ 35,447        $ 35,489
      2               1,061           1,076               36,479        36,479          36,604          36,762
      3               1,623           1,655               37,579        37,579          37,852          38,206
      4               2,208           2,263               38,714        38,714          39,192          39,827
      5               2,816           2,901               39,848        39,848          40,595          41,609

      6               3,449           3,571               41,052        41,052          42,131          43,628
      7               4,107           4,275               42,289        42,289          43,764          45,857
      8               4,791           5,013               43,561        43,561          45,495          48,305
      9               5,503           5,789               44,868        44,868          47,326          50,982
     10               6,243           6,603               46,209        46,209          49,254          53,896

     15              10,412          11,329               51,573        51,573          58,538          70,567
     20              15,484          17,360               51,573        51,573          64,137          88,895
     25              21,656          25,057               51,573        51,573          71,522         116,639
     30              29,164          34,880               51,573        51,573          80,839         157,228

40 (Age 65)          49,413          63,419               51,573        51,573         106,116         298,586


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$  124        $   131        $   139         $    146
   440            468            497              526
   752            814            878              945
 1,060          1,168          1,284            1,409
 1,398          1,568          1,754            1,960

 1,731          1,977          2,255            2,568
 2,060          2,398          2,789            3,240
 2,384          2,829          3,357            3,983
 2,703          3,270          3,961            4,803
 3,016          3,721          4,604            5,707

 4,494          6,134          8,479           11,843
 5,819          8,810         13,721           21,857
 6,938         11,693         20,689           38,000
 7,817         14,717         29,821           63,756

 8,728         20,769         56,456          167,286

(1) If premiums are paid more frequently than annually the payments would be $255 semi-annually, $130 quarterly or $44 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

(3) The amounts shown for the death benefit at the end of the first through fourteenth Policy years take into account the annual increase in the face amount (guaranteed minimum death benefit) in such years. The increases in the death benefit in the 0% and 4% columns for the end of the first through fourteenth Policy years result only from such increases in the guaranteed minimum death benefit and are unrelated to the hypothetical gross annual investment returns.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

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                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                  BASIC POLICY

        $57,396 FACE AMOUNT                       FEMALE ISSUE AGE 40
(GUARANTEED MINIMUM DEATH BENEFIT)    $1,000 ANNUAL PREMIUM FOR STANDARD RISK(1)

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[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                      DEATH BENEFIT(2)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              ----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%             12%
   ------           -------         -------              -------       -------        -------        --------
      1             $ 1,040         $ 1,050              $57,396       $57,396        $57,446        % 57,509
      2               2,122           2,153               57,396        57,396         57,576          57,805
      3               3,246           3,310               57,396        57,396         57,784          58,289
      4               4,416           4,526               57,396        57,396         58,070          58,968
      5               5,633           5,802               57,396        57,396         58,439          59,857

      6               6,898           7,142               57,396        57,396         58,889          60,964
      7               8,214           8,549               57,396        57,396         59,420          62,301
      8               9,583          10,027               57,396        57,396         60,032          63,875
      9              11,006          11,578               57,396        57,396         60,726          65,699
     10              12,486          13,207               57,396        57,396         61,502          67,785

     15              20,824          22,657               57,396        57,396         66,616          82,643
     20              30,969          34,719               57,396        57,396         73,853         106,568

25 (Age 65)          43,312          50,113               57,396        57,396         83,351         142,705


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
-----------------------------------------------------
  0%             4%             8%              12%
------        -------        -------         --------
$   305         $   323        $   341          $   359
  1,007           1,073          1,140            1,208
  1,696           1,837          1,986            2,142
  2,368           2,615          2,881            3,167
  3,063           3,446          3,869            4,335

  3,739           4,290          4,913            5,617
  4,399           5,147          6,016            7,025
  5,040           6,017          7,182            8,569
  5,663           6,900          8,413           10,264
  6,268           7,794          9,713           12,123

  8,991          12,409         17,337           24,457
 11,173          17,172         27,123           43,770

 12,814          21,970         39,517           73,695

(1) If premiums are paid more frequently than annually the payments would be $510 semi-annually, $258 quarterly or $87 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

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                    EQUITABLE VARIABLE LIFE INSURANCE COMPANY

                                 EXPANDED POLICY

       $40,756 FACE AMOUNT                        FEMALE ISSUE AGE 40
(GUARANTEED MINIMUM DEATH BENEFIT)    $1,000 ANNUAL PREMIUM FOR STANDARD RISK(1)

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[THE FOLLOWING TABLES APPEARED AS ONE LANDSCAPED TABLE IN THE PRINTED PROSPECTUS, BUT HAD TO BE SPLIT INTO TWO TABLES TO ACCOMMODATE THE EDGAR FORMAT. THE FOOTNOTES WHICH FOLLOW THE TABLES BELOW APPLY TO BOTH TABLES ON THIS PAGE.]

                          PREMIUMS(1)                                    DEATH BENEFIT(2)(3)
                    ACCUMULATED AT INTEREST                          ASSUMING HYPOTHETICAL GROSS
   END OF                 PER ANNUM OF                               ANNUAL INVESTMENT RETURN OF
   POLICY           -----------------------              ----------------------------------------------------
    YEAR               4%              5%                   0%            4%             8%             12%
   ------           -------         -------              -------       -------        -------        --------
      1             $ 1,040         $ 1,050              $41,978       $41,978        $42,038        $ 42,112
      2               2,122           2,153               43,242        43,242         43,445          43,704
      3               3,246           3,310               44,546        44,546         44,977          45,537
      4               4,416           4,526               45,891        45,891         46,633          47,619
      5               5,633           5,802               47,236        47,376         48,376          49,926

      6               6,898           7,142               48,662        48,662         50,287          52,547
      7               8,214           8,549               50,129        50,129         52,325          55,453
      8               9,583          10,027               51,637        51,637         54,491          58,653
      9              11,006          11,578               53,186        53,186         56,783          62,160
     10              12,486          13,207               54,776        54,776         59,202          65,985

     15              20,824          22,657               61,134        61,134         70,999          88,188
     20              30,969          34,719               61,134        61,134         78,599         113,460

25 (Age 65)          43,312          50,113               61,134        61,134         88,471         151,369


                   CASH VALUE(2)
            ASSUMING HYPOTHETICAL GROSS
            ANNUAL INVESTMENT RETURN OF
------------------------------------------------------
   0%             4%             8%              12%
-------        -------        -------         --------
$   431        $   453        $   474          $   496
  1,177          1,251          1,327            1,404
  1,908          2,065          2,230            2,402
  2,622          2,894          3,186            3,500
  3,358          3,776          4,239            4,748

  4,074          4,672          5,350            6,117
  4,771          5,581          6,524            7,618
  5,447          6,502          7,762            9,265
  6,099          7,432          9,066           11,068
  6,729          8,370         10,438           13,041

  9,436         13,082         18,352           25,989
 11,458         17,786         28,342           46,082

 12,855         22,410         40,881           77,099

(1) If premiums are paid more frequently than annually the payments would be $510 semi-annually, $258 quarterly or $87 monthly. The death benefits and cash values shown would not be affected by the more frequent premium payments, nor would such amounts be affected by the Insured's risk classification.

(2) Assumes no policy loan has been made.

(3) The amounts shown for the death benefit at the end of the first through fourteenth Policy years take into account the annual increase in the face amount (guaranteed minimum death benefit) in such years. The increases in the death benefit in the 0% and 4% columns for the end of the first through fourteenth Policy years result only from such increases in the guaranteed minimum death benefit and are unrelated to the hypothetical gross annual investment returns.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT AND THE DIFFERENT RATES OF RETURN OF THE FUND PORTFOLIOS, IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, 4%, 8% OR 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL DIVISIONS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

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YOU WILL RECEIVE
PERIODIC REPORTS

As a policy owner, you will receive an annual statement about your policy giving you the status as of the first day of the current policy year of:

o  the way the net annual premium is divided between the Divisions;
o  the death benefit;
o  the cash value; and
o  your outstanding policy loans.

Notice will also be sent to you for policy issuance, transfers of funds between Division and certain other policy transactions.

We will not send you an annual statement for any year your policy is in effect under an option on lapse.

You will also receive a billing notice each year showing accrued interest for the past policy year if you have a policy loan outstanding.

We will also send you semiannual reports with financial information on the Separate Account and the Fund (including a list of the investments held by each Portfolio of the Fund in which the Divisions invest) as required by the 1940 Act.

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THE IMPACT OF
TAXES
POLICY PROCEEDS

The Tax Reform Act of 1984 (1984 Act) includes a definition of life insurance for tax purposes. Our variable life policies meet the statutory definition of life insurance and hence will receive the same Federal income tax treatment as fixed benefit life insurance. Thus, (a) the death benefit under our policies will be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code (Code) and (b) the policy owner will not be deemed to be in constructive receipt of the cash value under the policy until the policy is actually surrendered. Only then would the owner be taxed on any increase in cash value due to investment experience.

In general if you return your policy for its cash value, you will not be taxed on the amount you receive, except for the portion which exceeds the premiums you have paid.

A split of the policy into two policies followed by a return of one for cash, or an exchange referred to under CANCELLATION AND EXCHANGE RIGHTS, may result in taxable income to the policy owner depending on the circumstances. We suggest you consult your tax adviser.

The 1984 Act also gives the Secretary of the Treasury authority to set standards for diversification of the investments underlying variable life policies in order for such policies to be treated as life insurance. Based on a Temporary Regulation, we believe that we will have 90 days following publication in the Federal Register of the regulations prescribing diversification standards to comply with those standards. We do not anticipate any problem in complying with the regulatory standards within the 90-day period.

We also believe that loans received under the policies will be treated as indebtedness of an owner, and that no part of any loan under a policy will constitute income to the owner.

The individual situation of each policy owner or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of Federal estate tax as well as state and local estate, inheritance and other taxes.

See the prospectus of the Fund for discussion of the Fund's tax aspects.

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PENSION AND PROFIT
SHARING PLANS

If our policies are purchased by a trust which forms part of a pension or profit sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the Federal income tax treatment with respect to our policies will be somewhat different from that described above. We suggest you consult your tax adviser.

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The first difference is that the current value of the "at risk" portion of our policies, that is, the amount by which the current death benefit exceeds the cash value, is treated as a "current fringe benefit" and is required to be included annually in the plan participant's gross income. This value, commonly referred to as the "P.S. 58 cost", is computed by using tables published by the Internal Revenue Service and is reported to the participant annually as an addition to wages and salaries on the Form W-2 annually furnished by the employer who is maintaining the plan.

Second, if the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then a portion of the proceeds of our policies may be includable in the gross income of the beneficiary. The 1984 Act repeals the $100,000 exclusion for death benefits payable under qualified plans effective for deaths after December 31, 1984.

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OUR INCOME TAXES

Under the life insurance company tax provisions of the Code, as amended by the 1984 Act, variable life insurance is treated in a manner consistent with fixed life insurance. The operations of the Separate Account are included in the Federal income tax return of Equitable Variable. Under current tax law, Equitable Variable pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. Consequently, no charge is currently being made to either Division of the Separate Account for our Federal income taxes. We reserve the right, however, to make such a charge in the future, if the law changes and we incur Federal income tax which is attributable to the Separate Account. If such a charge is made, it would be set aside as a provision for taxes which we would keep in the affected Division rather than in our general account. We anticipate that our variable life policy owners will benefit from any investment earnings that are not needed to maintain this provision.

We may have to pay state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not substantial. If they increase, however, charges may be made for such taxes when they are attributable to the Separate Account.

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TAX REFORM

The President of the United States recently submitted a comprehensive set of tax reform proposals to Congress. These proposals were substantially modified by the House of Representatives which adopted a comprehensive tax reform bill. The Senate is also considering comprehensive tax reform. The House bill would not affect the taxes paid by life insurance companies such as Equitable Variable as they relate to our Separate Account and would not alter the favorable tax treatment of life insurance policies described in this prospectus. The ultimate nature and the prospects for enactment of proposals for tax reform and their precise effect are uncertain at this time.

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GENERAL PROVISIONS
OF OUR POLICIES

This section of the prospectus describes the general provisions of our policies and is subject to the terms of the policy you buy. You can review copies of our Basic and Expanded Policies upon request.

The minimum face amount of a policy you may apply for is $25,000. The Basic Policy may be issued to age 75 and the Expanded Policy to age 65. Before issuing any policy, we require satisfactory evidence of insurability.

You will pay your premium and handle all other business connected with your policy at your regional Life Insurance Center shown on page 3 of your policy.

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PREMIUMS

Your premium is due on or before the due date shown in the policy and may be paid annually, semiannually, quarterly or monthly. Monthly payments can be made through a direct automatic payment plan arranged with your bank. You can request a change in the frequency of the premium payment by writing to your regional Life Insurance Center.

Premiums for the Basic Policy are payable for 40 years (but never beyond an insured's attained age of 95). Premiums for the Expanded Policy are payable for the insured's lifetime. The length of time during which your premium must be paid is called the premium payment period.

Premiums are not affected by the investment experience of the Separate Account, or, in the case of our Expanded Policy, by increases in the policy's face amount. We guarantee that your premium will not go up during your premium payment period.

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Because the Basic Policy does not provide for an increasing guaranteed minimum, the premium for it is lower than for the Expanded Policy, which does have this feature.

We offer reduced premiums if the insured is a standard risk and meets additional requirements as to smoking habits. The reduction is greater for face amounts of at least $100,000. Non-smoker rates are available for ages 20 and over.

We will charge an additional premium if an extra mortality risk is involved or if you want certain optional insurance benefits.

YOU CAN CHOOSE THE DIVISION OR DIVISIONS WHERE YOUR NET ANNUAL PREMIUM WILL BE PUT. You can decide how your net annual premium will be applied to the Divisions. You can put the whole net annual premium in either Division, or you can put a percentage in each Division. Percentages cannot be fractions and must add up to 100.

You make your initial decision on the application for your policy. You can write to your regional Life Insurance Center at any time requesting to change your decision. Regardless of when you make your request, changes go into effect only on the next policy anniversary because we allocate net annual premiums to the Separate Account only on policy anniversaries. It may not always be possible to make a change that is received less than 7 days before a policy anniversary. In this case, the change will not go into effect until the policy anniversary following the entire next policy year.

HOW WE USE PREMIUMS. Premiums are used to cover expenses and to pay death benefits. The amount of your annual premium does not change during the premium payment period.

The way we use the premium does change. This is because, in early policy years, policy expenses are greater and the risk of paying death benefits is less than in later policy years. The risk of paying death benefits increases as the insured gets older, while expenses decrease. Part of the net annual premium put into the Separate Account in early policy years is used to pay death benefits in those years, while the balance is used as a reserve to pay death benefits in later policy years. The net annual premium in early policy years is more than what is needed to meet death benefits. The net annual premium in later policy years is less than what is needed to meet death benefits. If the net annual premiums exceed what is needed to meet death benefits over the years, the excess contributes to our profits.

Part of our premiums are retained in our general account as a reserve to cover the possibility that, at an insured's death, the guaranteed minimum will be more than what would have been payable, based on the investment experience of the Separate Account, if there were no guaranteed minimum death benefit.

PREMIUM PAYMENTS BY SALARY ALLOTMENT. If you work for an employer which permits you to pay insurance premiums by deduction from your salary, we may offer you and your fellow employees fixed insurance in the amount of the face amount for the variable insurance you apply for (with a maximum of $250,000). This insurance would be without charge (except that a premium will be deducted from any fixed death benefit), and would be in effect until we receive the first payment from your employer. At that time, your policy will begin its participation in our Separate Account.

CHANGES IN PREMIUM RATES. Congress and the legislatures of various states have from time to time considered legislation that would require premium rates to be the same for males and females of the same age and risk class. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of the Basic Policy or the Expanded Policy in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

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ILLUSTRATION OF PREMIUM RATES. Premiums are based on actuarial estimates of death benefits, cash value benefits, lapses, expenses, investment experience and amount contributed to our surplus.

The following tables show premium rates for each $1,000 of face amount for $25,000 policies, which is the minimum, and for a $100,000 Expanded policy, which is the amount where our rates per $1,000 go down (except for smokers).

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                        $25,000 FACE AMOUNT BASIC POLICY
                   Annual Premium for each $1,000 Face Amount

                          MALE                                 FEMALE
Age At      -----------------------------          -----------------------------
 Issue      Standard Risk      Non-Smoker          Standard Risk      Non-Smoker
--------------------------------------------------------------------------------
    10             $ 8.38            n.a.                 $ 7.53            n.a.
    25              12.94          $12.60                  11.44          $11.24
    40              20.90           19.88                  18.10           17.49
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                   $25,000 INITIAL FACE AMOUNT EXPANDED POLICY
               Annual Premium for each $1,000 Initial Face Amount

                          MALE                                 FEMALE
Age At      -----------------------------          -----------------------------
 Issue      Standard Risk      Non-Smoker          Standard Risk      Non-Smoker
--------------------------------------------------------------------------------
    10             $10.41            n.a.                 $ 9.21            n.a.
    25              17.11          $16.77                  14.87          $14.67
    40              29.11           28.09                  25.00           24.39
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                  $100,000 INITIAL FACE AMOUNT EXPANDED POLICY
               Annual Premium for each $1,000 Initial Face Amount

                          MALE                                 FEMALE
Age At      -----------------------------          -----------------------------
 Issue      Standard Risk      Non-Smoker          Standard Risk      Non-Smoker
--------------------------------------------------------------------------------
    10             $ 9.33            n.a.                 $ 8.15            n.a.
    25              16.21          $15.30                  13.97          $13.27
    40              28.21           26.26                  24.10           22.68
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Premiums for semiannual, quarterly, and monthly periods will be higher per year than the annual premium. This is due to a charge for loss of interest and added billing and collection costs. The following tables compare annual and monthly premiums for standard risks:

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                      PREMIUMS FOR EACH $1,000 FACE AMOUNT

                                                                                     % Excess of Total
                                                                                      Monthly Premiums
                                                                                      for Policy Year
                                                                                           Over
                    Initial           Annual Basis            Monthly Basis           Annual Premiums
Age at                 Face        ------------------       -----------------         ----------------
 Issue               Amount          Male      Female        Male      Female         Male     Female
------------------------------------------------------------------------------------------------------
BASIC POLICY
    10             $ 25,000        $ 8.38      $ 7.53       $ .78       $ .70         11.7%      11.6%
    25               25,000         12.94       11.44        1.17        1.04          8.5        9.1
    40               25,000         20.90       18.10        1.85        1.61          6.2        6.7
EXPANDED POLICY
    10             $ 25,000        $10.41      $ 9.21       $ .95       $ .85          9.5%      10.7%
                    100,000          9.51        8.31         .83         .73          4.7        5.4
    25               25,000         17.11       14.87        1.53        1.34          7.3        8.1
                    100,000         16.21       13.97        1.41        1.22          4.4        4.8
    40               25,000         29.11       25.00        2.56        2.21          5.5        6.1
                    100,000         28.21       24.10        2.44        2.09          3.8        4.1
------------------------------------------------------------------------------------------------------

GRACE PERIOD. We allow a grace period of 31 days to pay each premium after the first one. Insurance will continue during the grace period, but we will deduct one month's premium from the death benefit if the insured dies during the grace period.

LAPSE. If a premium has not been paid by the end of the 31-day grace period, the policy will lapse as of the date the premium was due. When a policy lapses, any riders will end. All insurance may end unless the policy's net cash value is used under a continued insurance option on lapse. See OPTIONS ON LAPSE.

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OPTIONS ON LAPSE

If a policy lapses because a premium remains due and unpaid beyond its 31-day grace period, you may use one of the following options. A key element in these options is your policy's net cash value on any day for a period of up to 3 months after the unpaid premium was due. Net cash value is cash value minus any policy loans with accrued interest on the date an option is used. If your policy has no net cash value, you cannot use the options.

PAYMENT OF NET CASH VALUE OPTION. You can withdraw the net cash value and receive payment in cash.

CONTINUED INSURANCE OPTION. Within 3 months from the date a policy lapses (which is the date the unpaid premium was due), you can use its net cash value to obtain one of two types of fixed life insurance plans. These are reduced paid-up insurance or extended term insurance. You will not have to pay any additional premium on either type because you are, in effect, using the net cash value of your variable life policy to buy continued life coverage.

If we do not receive a written request to use the continued insurance option with 3 months after lapse, extended term insurance will automatically go into effect. The extended term insurance option may not be available under your policy if the insured's risk class is not at least standard. If so, that fact will be stated on page 3 of the policy and reduced paid-up insurance will apply instead. If the insured dies after the grace period but within 3 months of the date of lapse, the continued insurance option that would provide the greater benefit will automatically apply, regardless of any restriction stated on page 3 of the policy.

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Here are details on the two types of plans offered under our continued insurance option.

o REDUCED PAID-UP FIXED INSURANCE. You can use the net cash value to buy reduced paid-up fixed whole life insurance. The net cash value determines the face amount that can be purchased at the insured's age at the time of purchase. Paid-up insurance has cash value. You can use the net cash value during the insured's lifetime for a loan or for cash payment.

   EXAMPLE: You are a 30 year old male insured. Your variable life policy was issued when you were 25. Use the illustrations on page 25, and assume a 4% hypothetical gross annual investment return for each Division or their combination. At the end of the 5th policy year, depending on whether you had a Basic or an Expanded Policy, its net cash value could buy reduced paid-up fixed whole life insurance with a face amount as follows:

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                                    Face Amount                             Term
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Basic Policy                             $6,477                             Life
Expanded Policy                          $7,076                             Life
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o EXTENDED TERM INSURANCE. If the insured's risk class is at least standard, you can use the net cash value to buy extended term insurance. The face amount will equal the death benefit under your variable life policy on the date of lapse minus any unpaid loan with accrued interest. The net cash value determines how long coverage will last at the insured's then attained age. It will last at least 90 days if the premium has been paid on the variable life policy for 3 months before lapse and there is no policy loan. Extended term coverage has cash value, but it cannot be used for a loan.

   EXAMPLE: You are a 30 year old male insured. Your variable life policy was issued when you were 25. Use the illustrations on page 25, and assume a 4% hypothetical gross annual investment return for each Division or their combination. At the end of the 5th policy year, depending on whether you had a Basic or Expanded Policy, its net cash value could buy extended term insurance as follows:

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                                    Face Amount                             Term
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Basic Policy                            $40,034                         13 Years
Expanded Policy                         $34,238                         16 Years
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REINSTATEMENT OPTION. You can request that we reinstate the policy during the insured's lifetime. You must make this request within 5 years after lapse. We will not reinstate the policy if it has been returned for net cash value.

Before we will reinstate, we must receive evidence satisfactory to us of the insured's insurability. We must also receive the larger of:

o  all due and unpaid premiums with interest at 6% a year; or

o  an amount equal to:
   the cash value just after reinstatement, MINUS

   the cash value just before reinstatement, and further MINUS any policy loan with accrued interest at 5% a year compounded daily to the date of reinstatement, TIMES

   110%.

If we do reinstate, the policy will have the same variable adjustment amount and premium allocation between the Divisions as if there had been no lapse.

If a policy has enough cash value at the time it lapses, it might be possible to reinstate it by requesting a policy loan for that purpose.

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CANCELLATION RIGHT

You have a limited right to return your policy to your regional Life Insurance Center with a written request for cancellation. We will give you a full refund (guaranteed by Equitable) of premiums paid if your request and policy are postmarked by the latest of the following:

o  10 days after your receive your policy; or
o  10 days after we mail a written Notice of Withdrawal Right; or
o  45 days after Part 1 of the policy application was signed.

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EXCHANGING OUR POLICIES
FOR FIXED WHOLE LIFE
INSURANCE

You may exchange your variable life policy for a fixed whole life policy on the life of the insured (benefits will be as described in the fixed life policy). You have this right for 18 months from the date your policy is issued, but only if no premium remains due and unpaid. The fixed policy may be issued by Equitable. The exchange will be effective when we receive your request, accompanied by your policy and an application for the fixed policy.

We will not require evidence of the insured's insurability before an exchange. The new policy's face amount will be the same as the initial face amount of the variable life policy. It will also have the same register date, date of issue and risk class. The premium for the new policy will be that in effect on the register date for the same sex, age and risk class.

Any policy loan with accrued interest must be repaid before the exchange. The exchange is also subject to limits described in the policy.

CASH ADJUSTMENT ON EXCHANGE. There will be a cash adjustment on exchange. The adjustment will reflect the difference in premiums between the two policies.

There will also be an adjustment for the difference in cash values between the two policies. If the new policy's cash value is more than the cash value of the policy that is turned in, you pay the difference. If it is less, the difference is paid to you. The adjustment will also reflect the effect of the investment performance on cash value. We have filed a description of the method we use to calculate the adjustment with the appropriate state insurance officials.

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PAYMENT OPTIONS

The death benefit proceeds or net cash value proceeds of the policies offered by this prospectus can be paid in a lump sum. Or you can choose to apply all or part of the proceeds under one of our payment options. A combination of options can be used if we agree. Proceeds applied under an option will no longer be affected by investment experience.

For an option to be used, the proceeds to be applied must be at least $2,500. If no option is chosen at the insured's death, the beneficiary can choose an option. The following options are available, subject to limits described in the policy.

DEPOSIT OPTION. Proceeds are left on deposit with us. We will pay interest on the proceeds of at least 3% a year, or we may set and pay a higher rate.

INSTALLMENT OPTION FOR A FIXED PERIOD. Proceeds are paid in installment for up to 30 years, with interest of at least 3-1/2% a year.

INSTALLMENT OPTION OF A FIXED AMOUNT. Proceeds are paid in installments with interest of at least 3-1/2% a year until the proceeds are used up.

LIFE INCOME OPTION WITH A PERIOD CERTAIN. Proceeds are paid in monthly installments for the longer of the life of the person being paid or the end of a chosen period of 10 or 20 years.

LIFE INCOME OPTION WITH A REFUND CERTAIN. Proceeds are paid in monthly installments for the longer of the life of the person being paid or until they are used up.

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ADDITIONAL BENEFITS YOU
CAN GET BY RIDER

Your policy can include additional benefits that we approve based on our standards for issuing insurance and classifying risks. An additional benefit requires an additional premium. An additional benefit is provided by a rider that is subject to the terms of the policy. The following riders are available.

WAIVER OF PREMIUM RIDER. With this rider, we will waive the premium if the insured becomes totally disabled and the disability continues for 6 months. The disability must start before the policy anniversary nearest the insured's 60th birthday. If disability starts after that, we will waive the premium only up to the policy anniversary nearest the insured's 65th birthday.

ACCIDENTAL DEATH BENEFIT RIDER. With this rider, we will pay a benefit if the insured dies from an accidental bodily injury before the policy anniversary nearest his or her 70th birthday.

OPTION TO PURCHASE ADDITIONAL INSURANCE RIDER. With this rider, you have the right to buy additional insurance on the life of the insured at certain future dates. We will not require evidence of the insured's insurability when you use your right to buy additional insurance.

SUPPLEMENTAL PROTECTIVE BENEFIT RIDER. With this rider, we will waive the premium if the insured is a child under age 15 on the date of issue and:

o  the person who applied for the policy dies; or

o the person who applied for the policy is totally disabled for at least 6 months before the policy anniversary nearest his or her 60th birthday. We will only waive the premium while the disability continues.

In any case, we will not waive the premium that is due after the policy anniversary nearest the insured's 25th birthday.

TERM INSURANCE RIDER. Several types of riders are available that provide for term insurance on the life of the insured or an additional insured.

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BENEFICIARY

You name your beneficiary when you apply for your policy. You can change the beneficiary during the insured's lifetime by writing to your regional Life Insurance Center. If no beneficiary is living when the insured dies, the death benefit will be paid in equal shares to the insured's surviving children. If there is no surviving child, the death benefit will be paid to the insured's estate.

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ASSIGNMENT

You can assign the policy as collateral for a loan or other obligation. We are not responsible for any payment we make or action we take before we receive a copy of the assignment at your regional Life Insurance Center.

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CREDITORS' CLAIMS

Proceeds are paid free from the claims of creditors to the extent allowed by law.

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LIMITS ON OUR RIGHT TO
CHALLENGE THE POLICY

We cannot challenge the validity of the policy after it has been in effect during the insured's lifetime for 2 years from the date of issue or reinstatement (unless another date is required by law). But we can challenge at any time any rider that provides benefits in the event of total disability. If a death claim is made within the time we can challenge validity, our payment will generally be delayed while we determine whether to make such a challenge.

MISSTATEMENT OF AGE OR SEX. If the insured's age or sex is misstated in the policy application, the death benefit will be what the premium paid would have purchased based on the insured's true age and sex.

SUICIDE. If the insured commits suicide within 2 years from the date the policy was issued or reinstated (or less where required by law), the death benefit will be limited to the sum of all premiums paid minus outstanding policy loans with interest.

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DIVIDENDS

No dividends will be paid on the policies described in this prospectus.

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WHEN WE PAY PROCEEDS

Payment of the death benefit, net cash value, or loan proceeds will be made within 7 days after we receive the required form or request (and other documents that may be required for payment of the death benefit) at your regional Life Insurance Center. If an Equitable agent is assisting the beneficiary in preparing the documents required for payment of the death benefit, we will send the check to the agent within 7 days after we receive all required documents. The agent will then deliver the check to the beneficiary. But we can delay payment if:

o  payment is contested;

o it is not reasonably practicable to determine the amount because the New York Stock Exchange is closed, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

o  the SEC, by order, permits us to delay to protect our policy owners.

If your policy is being continued as reduced paid-up or extended term insurance, we can delay payment of a loan or cash value for up to 6 months.

We will pay at least 3% interest a year if we delay paying the cash value or loan proceeds more than 30 days.

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SALES AND OTHER
AGREEMENTS

Equitable Variable and Integrity are the principal underwriters for the Fund pursuant to a Distribution Agreement. Under the Distribution Agreement, we have entered into a Sales Agreement with Equitable by which Equitable will distribute our policies.

Equitable Variable, Integrity and Equitable are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and each of us is a member of the National Association of Securities Dealers, Inc. We are also the principal underwriter for our policies. (Equitable may also be deemed a principal underwriter for our policies.)

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SALES BY AGENTS OF
EQUITABLE

We sell our policies through agents who are licensed by state insurance officials to sell our variable life policies. These agents are also registered representatives of Equitable.

Under the Sales Agreement, agents receive commissions from Equitable for selling our policies. We reimburse Equitable for these commissions. We also reimburse Equitable for other expenses incurred in marketing and selling our policies. These expenses include agency and district managers' compensation, agents' training allowance, deferred compensation, insurance benefits of agents and agency and district managers, and agency clerical and advertising expenses.

COMMISSION SCHEDULE. Agents receive the equivalent of up to 50% of the premium payable in the first policy year. In the second policy year, agents receive up to 10% of the premium paid for that year. In the third, fourth and fifth policy years, agents receive up to 8% of the premium paid in each year. In the sixth through tenth policy years, agents receive up to 5% of the premium paid in each year. After that, agents receive up to 2% of the premium paid in each year.

Agents will less than 3 full years of service with Equitable may be paid differently.

Agents who meet certain production and persistency standards in selling Equitable Variable and Equitable policies will be eligible for added compensation. Agents who meet certain lifetime production standards will be eligible to receive increased fees for servicing our policies. Agents also are eligible for added compensation for servicing our policies when there is no assigned soliciting agent.

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SALES BY BROKERS

We also sell our policies through independent brokers who are licensed by state insurance officials to sell our variable life policies. They will also be registered representatives either of Equitable or of another company registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934. The commissions for independent brokers will be no more than those for agents. Commissions will be paid through the registered broker-dealer.

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APPLICATIONS

When an application for one of our policies is completed, it is submitted to us. Based on the information in the application and our standards for issuing insurance and classifying risks, a policy may be issued. If a policy is not issued, we will refund any premium that has been paid. (Equitable guarantees the refund.)

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JOINT SERVICES AGREEMENT

In addition to acting as distributor for our policies, Equitable performs certain other sales and administrative duties for us. Equitable does this pursuant to a written agreement. The agreement is automatically renewed each year, unless either party terminates and have been superseded by the sales agreement referred to above.

Under this agreement, we pay Equitable for salary costs and other services and an amount for indirect costs incurred through our use of Equitable personnel and facilities. We also reimburse Equitable for sales expenses related to business other than variable life policies.

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AMOUNTS PAID UNDER SALES
AND JOINT SERVICES
AGREEMENTS

The aggregate amounts paid or accrued to Equitable by us under sales and joint services agreements totalled approximately $225,277,000 in 1985, $164,754,000 in 1984 and $93,361,000 in 1983.

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LEGAL PROCEEDINGS

We are not involved in any material legal proceedings.

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LEGAL MATTERS

The legal validity of the policies described in this prospectus has been passed on by Herbert L. Shyer, who is Executive Vice President and General Counsel of Equitable.

The Washington, D.C. law firm of Freedman, Levy, Kroll & Simonds has served as special counsel on matters relating to Federal securities laws.

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FINANCIAL AND
ACTUARIAL EXPERTS

The financial statements of the Separate Account and of Equitable Variable in this prospectus have been examined by the accounting firm of Deloitte Haskins & Sells, our independent auditors, to the extent stated in its opinions, and its opinions on them are part of this prospectus. We have relied on the fact that Deloitte Haskins & Sells is expert in accounting and auditing.

Actuarial matters in this prospectus have been examined by Joseph O. North, Jr., F.S.A., M.A.A.A., who is Vice President and Actuary of Equitable Variable and an Assistant Vice President and Actuary of Equitable. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.

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MANAGEMENT

Here is a list of our directors and officers and their business experience for the past five years. Unless otherwise noted, the following persons have been involved in the management of Equitable and its subsidiaries in various positions for the last five years. Unless otherwise noted, their address is 787 Seventh Avenue, New York, New York 10019.

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DIRECTORS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Richard Lee Anderson                                    Executive Vice President -- Operations and Director, Melville Corp. since
   3000 Westchester Avenue                              January 1983; prior thereto, President F.W. Woolworth Co. Director,
   Harrison, New York 10528                             Equitable.

Ruth Smolensky Block                                    Executive Vice President and Chief Insurance Officer, Equitable, since
                                                        February 1985; prior thereto, Executive Vice President. Chairman and Chief
                                                        Executive Officer, Equitable Variable, until November 1984. Director,
                                                        Integrity Life Insurance Company, National Integrity Life Insurance
                                                        Company, Tandem Financial Group, Inc., Equitable Investment Management
                                                        Corporation, Equitable Tax-Free Account, Inc., Equitable Money Market
                                                        Account, Inc., Equitable Real Estate Group, Inc., Donaldson, Lufkin &
                                                        Jenrette, Inc., Avon Products, Inc., Economics Laboratory, Inc. Trustee,
                                                        The Life Underwriters Training Council.

Joseph Lewis Dionne                                     President and Chief Executive Officer McGraw-Hill, Inc. since June 1983;
   1221 Avenue of the Americas                          prior thereto, President and Chief Operating Officer. Director, Equitable
   New York, New York 10020                             and Equitable Investment Corporation.

Raymond Bernard Dolan                                   Executive Vice President, Equitable, since February 1985; prior thereto,
                                                        Executive Vice President and Chief Agency Officer. Chairman, The Equitable
                                                        of Delaware, Inc. Director, Equico Securities, Inc., Donaldson, Lufkin &
                                                        Jenrette, Inc., Equitable Capital Management Corporation, Equitable Life
                                                        Leasing Corporation and Equitable/Omnilease, Inc.

Harry Douglas Garber                                    Vice Chairman of the Board, Equitable, since February 1984; prior thereto,
                                                        Executive Vice President and Chief Financial Officer. Director, Equitable
                                                        Investment Corporation and Genesco, Inc. Former Chairman and Chief
                                                        Executive Officer, Equitable Variable.

Glenn Howard Gettier, Jr.                               Executive Vice President and Chief Financial Officer, Equitable, since
                                                        December 1984; prior thereto, Partner, Peat, Marwick, Mitchell & Co.

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DIRECTORS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Donald Richardson Kurtz                                 Chairman and Chief Executive Officer, Equitable Investment Management
   1221 Avenue of the Americas                          Corporation, since November 1983. Executive Vice President, Equitable.
   New York, New York 10020                             Director, Calvin Bullock, Ltd., Integrity Life Insurance Company, National
                                                        Integrity Life Insurance Company and Equitable Real Estate Group, Inc.
                                                        Member, Advisory Board of the Investment Management Institute, the Board of
                                                        Overseers of Bowdoin College and the Board of Trustees of Investor
                                                        Responsibility Research Center, Inc.

Donald James Mooney                                     Executive Vice President, Equitable, since October 1984; prior thereto,
                                                        Senior Vice President. President, Equitable Variable, until November 1984.
                                                        Director, Integrity Life Insurance Company, The Equitable of Delaware,
                                                        Inc., Equico Securities, Inc., and The Equitable of Colorado, Inc.

Francis Helmut Schott                                   Senior Vice President and Chief Economist, Equitable.

Leo Martin Walsh, Jr.                                   Executive Vice President, Director and Chief Investment Officer, Equitable,
                                                        since June 1983; prior thereto, Executive Vice President. Director since
                                                        March 1983 and President and Chief Executive Officer since March 1984,
                                                        Equitable Investment Corporation; prior thereto, Executive Vice President and Chief Operating Officer. Chairman, Calvin Bullock, Ltd., Equitable
                                                        Casualty Insurance Company, Equitable General Insurance Company of
                                                        Oklahoma, Equitable Money Market Account, Inc., Equitable Tax-Free Account,
                                                        Inc., Equitable Life Leasing Corporation, and Equitable Relocation
                                                        Management Corporation. Director, Equitable Mortgage Resources, Inc.,
                                                        Equitable Real Estate Investment Management, Inc., Equitable Agri-Business,
                                                        Inc., mutual funds to which Calvin Bullock, Ltd. is investment adviser,
                                                        ELAFUND, INC., Tandem Financial Group, Inc., Equitable Investment
                                                        Management Corporation, Equitable Capital Management Corporation, Alliance
                                                        Capital Management Corporation and Donaldson, Lufkin & Jenrette, Inc.

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OFFICERS -- DIRECTORS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Robert Wayne Barth                                      President and Chief Operating Officer, Equitable Variable, since December
                                                        1985. Executive Vice President, Equitable, since June 1985; Senior Vice
                                                        President since September 1984; prior thereto, Vice President since April
                                                        1984. Director, The Equitable of Colorado, Inc. Director, President and
                                                        Chief Executive Officer, The Equitable of Delaware, Inc.

Peter Rawlinson Wilde                                   Chairman and Chief Executive Officer, Equitable Variable, since November
                                                        1984. Chairman and Chief Executive Officer, The Equitable of Delaware, Inc.
                                                        Executive Vice President, Equitable, since July 1984; Chief Financial
                                                        Officer, CIGNA Corporation, from April 1983 to June 1984; prior thereto,
                                                        Senior Vice President. Director, Integrity Life Insurance Company, National
                                                        Integrity Life Insurance Company and Tandem Financial Group, Inc.
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OFFICERS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Robert Seymour Jones                                    Senior Vice President, Equitable Variable, since February 1986. Senior Vice
                                                        President, Equitable, since June 1985; prior thereto, Vice President.

James Thomas Liddle, Jr.                                Senior Vice President and Chief Financial Officer, Equitable Variable,
   2 Penn Plaza                                         since February 1986. Vice President and Actuary, The Equitable of Colorado,
   New York, New York 10121                             since February 1984. Vice President and Actuary, Equitable.

Michael Searle Martin                                   Senior Vice President, Equitable Variable, since February 1986. Director,
                                                        The Equitable of Colorado and The Equitable of Delaware. Senior Vice
                                                        President, Equitable, since June 1985; Vice President, from June 1982 to
                                                        June 1985; prior thereto, Agency Manager.

Stanley Julian Rispler                                  Senior Vice President, Equitable Variable, since February 1986. Senior Vice
                                                        President, Equitable, since October 1984; prior thereto, Vice President.

Samuel Barry Shlesinger                                 Senior Vice President, Equitable Variable, since February 1986; President and Chief Executive Officer, The Equitable of Colorado, since September
                                                        1985. Vice President and Actuary, Equitable.

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OFFICERS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Richard Marshall Stenson                                Senior Vice President, Equitable Variable, since December 1981. Senior Vice
                                                        President, Equitable, since October 1984; prior thereto, Vice President and
                                                        Actuary. Actuary, Integrity Life Insurance Company. Director, The Equitable
                                                        of Colorado, Inc.

Michael Guy Carew                                       Vice President, Equitable Variable, since February 1986. Vice President,
                                                        Equitable, since February 1985. Prior thereto, Chief Financial Officer and
                                                        Treasurer, City Trust Bancorp, Inc.

Richard Henry Fitzpatrick                               Vice President, Equitable Variable, since February 1986. Vice President,
                                                        Equitable.

Diane Marie Giachino                                    Vice President, Equitable Variable, since February 1986. Vice President,
                                                        Equitable, since October 1985; Assistant Vice President, from March 1983 to
                                                        October 1985; prior thereto, various managerial positions.

Catherine Theresa Henry                                 Vice President, Equitable Variable, since February 1986. Vice President,
                                                        Equitable, since October, 1983; prior thereto, Assistant Vice President.

David Joseph Hughes                                     Vice President, Equitable Variable, since February 1986; Vice President and
   2 Penn Plaza                                         Chief of Staff, The Equitable of Colorado. Vice President, Equitable, since
   New York, New York 10121                             October 1985; Assistant Vice President from August 1982 to October 1985;
                                                        prior thereto, Manager.

Franklin Kennedy, III                                   Vice President, Equitable Variable, since August 1981; Managing Director
   1221 Avenue of the Americas                          and Chief Investment Officer, Equitable Investment Management Corporation,
   New York, New York 10020                             since November 1983. Vice President, Equitable.

John Alfred Kern                                        Vice President, Equitable Variable, since February 1986. Vice President,
   2 Penn Plaza                                         Equitable.
   New York, New York 10121

Donald Anthony King                                     Vice President, Equitable Variable, since February 1986; Vice President,
   1285 Avenue of the Americas                          Integrity Life Insurance Company, since April 1984; Vice President,
   New York, New York 10020                             Equitable, since January 1976. Executive Vice President, Equitable Capital
                                                        Management Corporation.

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OFFICERS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Joseph Oswell North, Jr.                                Vice President and Actuary, Equitable Variable, since February 1984. Vice
   2 Penn Plaza                                         President and Actuary, Equitable, since October 1984; prior thereto,
   New York, New York 10121                             Assistant Vice President and Actuary, Equitable, since April 1982; prior thereto, Associate Actuary, John Hancock Mutual Life Insurance Company.

Geoffrey Hall Radbill                                   Vice President, Equitable Variable, since February 1986. Vice President,
   135 West 50th Street                                 Equitable, since February 1983; prior thereto, Assistant Vice President.
   New York, New York 10020

Thomas Willard Shade, Jr.                               Vice President, Equitable Variable, since February 1986. Vice President,
   2 Penn Plaza                                         Equitable, since October 1985; Assistant Vice President from March 1983 to
   New York, New York 10121                             October 1985; prior thereto, various managerial positions.

Alan Romney Thomander                                   Vice President and Controller, Equitable Variable, since February 1983;
   2 Penn Plaza                                         prior thereto, Vice President
   New York, New York 10121                             -- Controller's Operations. Vice President, Equitable, from May 1982 until
                                                        February 1983; prior thereto, Assistant Vice President. Controller,
                                                        Integrity Life Insurance Company.

Larry Kenneth Mills                                     Treasurer, Equitable Variable, Integrity Life Insurance Company and
                                                        National Integrity Life Insurance Company, since February 1986. Vice
                                                        President and Treasurer, Equitable and Equico Securities, Inc., since March
                                                        1986; prior thereto, Vice President, Equitable. Treasurer, Equitable Real
                                                        Estate Group, Inc. Vice President, Treasurer and Director, Equitable Realty
                                                        Assets Corp.

Theodore Edward Plucinski, M.D.                         Chief Medical Director, Equitable Variable, since February 1986; Integrity
   2 Penn Plaza                                         Life Insurance Company and National Integrity Life Insurance Company since
   New York, New York 10121                             November 1985, and Equitable since September 1985. Prior thereto, Chief
                                                        Medical Director, MONY.

Kevin Brian Keefe                                       Secretary, Equitable Variable, Assistant Vice President and Assistant
                                                        Secretary, Equitable, since August 1983; prior thereto, Assistant
                                                        Secretary. Secretary, Integrity Life Insurance Company, National Integrity
                                                        Life Insurance Company, Tandem Financial Group, Inc., The Hudson River
                                                        Fund, Inc., The Equitable of Delaware, Inc., and The Equitable of Colorado,
                                                        Inc. Assistant Secretary, Equitable Life Leasing Corporation and Equico
                                                        Securities.

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OFFICERS
NAME AND PRINCIPAL                                      BUSINESS EXPERIENCE
BUSINESS ADDRESS                                        WITHIN PAST FIVE YEARS
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Vincent Walter Jiminez                                  Assistant Vice President, Equitable Variable, since June 1985; prior
   2 Penn Plaza                                         thereto, Vice President, Equitable Real Estate Investment Management Inc.
   New York, New York 10121                             Assistant Vice President, Equitable, since June 1984; prior thereto, various managerial positions with Equitable. Director, Equico Capital
                                                        Corporation.

Norman Russell Meise                                    Assistant Vice President, Equitable Variable, since February 1983; prior
   2 Penn Plaza                                         thereto, Assistant Vice President and Controller and Assistant Vice
   New York, New York 10121                             President, Equitable.

Robert Floyd Wiseman                                    Assistant Vice President, Equitable Variable, since February 1986.
   2 Penn Plaza                                         Assistant Vice President, Equitable.
   New York, New York 10121
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WHERE YOU CAN GET
ADDITIONAL
INFORMATION

We have filed with the SEC a Registration Statement relating to the Separate Account and the variable life policies described in this prospectus. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If you would like the additional information, you may obtain copies of that document from the SEC's main office in Washington, D.C. You will have to pay a fee for the material.

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PART 3 -- FINANCIAL STATEMENTS

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SEPARATE ACCOUNT 1

INDEX                                                                       PAGE
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Statements of Assets and Liabilities, December 31, 1985                       52
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Statement of Operations for the Year Ended December 31, 1985                  52
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Statements of Changes in Net Assets for the Years Ended
  December 31, 1985 and 1984                                                  53
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Notes to Financial Statements                                                 54
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Opinion of Independent Auditors                                               55
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EQUITABLE VARIABLE LIFE
INSURANCE COMPANY

INDEX                                                                       PAGE
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Balance Sheets, December 31, 1985 and 1984                                    56
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Summaries of Operations and Capital and Surplus Funds for the Years
   Ended December 31, 1985 and 1984                                           57
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Statements of Changes in Financial Position for the Years Ended
   December 31, 1985 and 1984                                                 58
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Notes to Financial Statements                                                 59
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Opinion of Independent Auditors                                               62
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The financial statements of Equitable Variable herein should be considered only as bearing upon the ability of Equitable Variable to meet its obligations under the policies.

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[VARIABLE LIFE INSURANCE LOGO]
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[EQUITABLE VARIABLE LIFE INSURANCE COMPANY LOGO -- 1986 VERSION]


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                                                             Catalogue No. 11776

                                     PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Policies, Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

                       CONTENTS OF REGISTRATION STATEMENT
                       ----------------------------------

This registration statement comprises the following papers and documents:

The facing sheet.


The Champion Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

The SP-1 Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

The Basic and Expanded Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

The Supplement dated May 1, 1997, consisting of 66 pages.


The Champion prospectus consisting of 40 pages.

SP-1 prospectus consisting of 40 pages.

Basic & Expanded prospectus consisting of 52 pages.

Representation regarding reasonableness of aggregate policy fees and charges.


Undertaking to file reports, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(i) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.


The signatures.

Written Consents of the following persons:

Mary P. Breen, Vice President and Associate General Counsel of Equitable (See exhibit 2(a)).

Joseph O. North, Jr. F.S.A., M.A.A.A., Vice President and Senior Actuary of Equitable (See exhibit 2(b)).

Independent Public Accountants (see exhibit 6).

The following exhibits:
Exhibits required by Article IX, paragraph A of Form N-8B-2:



         1-A(1)(a)        Certified resolution re authority to market variable life insurance and establish separate accounts, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

         1-A(2)           Inapplicable.

         1-A(3)(a)        See Exhibit 1-A(8).

         1-A(3)(b)        Selling Agreement, previously filed with this Registration Statement File No. 333-
                          17633 on December 11, 1996.

         1-A(3)(c)        See Exhibit 1-A(8)(i)

         1-A(4)           Inapplicable.

         1-A(5)(a)(i)     Variable Whole Life Insurance Policy, previously filed with this Registration
                          Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(a)(ii)    Variable Increasing Protection Life Insurance Policy, previously filed with this
                          Registration Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(a)(iii)   Variable Limited Payment Life Insurance Policy -- Level Face Amount, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(a)(iv)    Variable Whole Life Insurance Policy -- Increasing Face Amount, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(a)(v)     Variable Limited Payment Life Plan Insurance Policy--Level Face Amount,
                          previously filed with this Registration Statement File No. 333-17633 on December
                          11, 1996.

         1-A(5)(a)(vi)    Variable Whole Life Plan Insurance Policy -- Increasing Face Amount,
                          previously filed with this Registration Statement File No. 333-17633 on
                          December 11, 1996.

         1-A(5)(a)(vii)   Single Premium Whole Life Plan Insurance Policy, previously filed with this
                          Registration Statement File No. 333-17633 on December 11, 1996.





         1-A(5)(a)(viii)  Single Premium Whole Life Plan Insurance Policy -- Level Face Amount,
                          previously filed with this Registration Statement File No. 333-17633 on
                          December 11, 1996.

         1-A(5)(a)(ix)    Variable Whole Life Plan Insurance Policy, previously filed with this Registration
                          Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(a)(x)     Variable Whole Life Plan -- Level Face Amount, previously filed with this
                          Registration Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(a)(xi)    Single Premium Whole Life Plan Insurance Policy --
                          Level Face Amount, previously filed with this Registration Statement File No.
                          333-17633 on December 11, 1996.

         1-A(5)(a)(xii)   Variable Limited Payment Life Plan Insurance Policy -- Level Face Amount,
                          previously filed with this Registration Statement File No. 333-17633 on
                          December 11, 1996.

         1-A(5)(a)(xiii)  Variable Whole Life Plan Insurance Policy -- Increasing Face Amount,
                          previously filed with this Registration Statement File No. 333-17633 on
                          December 11, 1996.

         1-A(5)(b)        Rider adding Separate Account II to existing policies. (R81-100), previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(c)        Rider re "Loan Value."  (S. 83-23), previously filed with this Registration
                          Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(d)        Rider re "Account Value." (S. 83-41), previously filed with this Registration
                          Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(e)        Rider re "Loans."  (S. 83-61), previously filed with this Registration Statement
                          File No. 333-17633 on December 11, 1996.

         1-A(5)(f)        Rider re "VAA Change Amount" and "Calculation of Cash
                          Values."  (S. 84-81), previously filed with this Registration Statement File No.
                          333-17633 on December 11, 1996.

         1-A(5)(g)        Rider re "Unit Investment Trust Endorsement" (S.85-101), previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(h)        Backdating Endorsement No. S.85-81 relating to Policy No. 85-11, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

         1-A(5)(i)        Adjustable Loan Interest Rate Endorsement No. S.85-83 relating to Policy No. 85-11, previously filed with this Registration Statement File No. 333-17633 on December 11,
                          1996.





         1-A(5)(j)        Accelerated Death Benefit Rider, previously filed with this Registration Statement
                          File No. 333-17633 on December 11, 1996.

         1-A(5)(k)        Name change endorsement (S.97-1), previously filed with this Registration Statement
                          File No. 333-17633 on December 11, 1996.

         1-A(6)(a)        Declaration and Charter of Equitable, as amended January 1, 1997.

         1-A(6)(b)        By-Laws of Equitable, as amended November 21, 1996.

         1-A(7)           Inapplicable.

         1-A(8)           Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (formerly known as Equico Securities, Inc.), Equitable and Equitable Variable dated as of May 1,
                          1994, previously filed with this Registration Statement File No. 333-17633 on December
                          11, 1996.

         1-A(8)(i)        Schedule of Commissions, previously filed with this Registration Statement File No.
                          333-17633 on December 11, 1996.

         1-A(9)           Agreement and Plan of Merger of Equitable Variable with and into Equitable dated
                          September 19, 1996, previously filed with this Registration Statement File No. 333-
                          17633 on December 11, 1996.

         1-A(10)(a)       Application Form EV4-200N, previously filed with this Registration Statement File
                          No. 333-17633 on December 11, 1996.

         1-A(10)(b)       Application Form EV4-200P, previously filed with this Registration Statement File
                          No. 333-17633 on December 11, 1996.

         1-A(10)(c)       Application Form EV4-200Q, previously filed with this Registration Statement File
                          No. 333-17633 on December 11, 1996.


Other Exhibits:

         2(a)             Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of
                          The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

         2(b)(i)          Opinion and Consent of Joseph O. North, Vice President and Senior Actuary, relating to the SP-1 policies, previously filed with this Registration Statement File No. 333-17633 on
                          December 11, 1996.

         2(b)(ii)         Opinion  and  Consent  of  Joseph  O.  North,  Vice President  and  Senior  Actuary,
                          relating  to  the Champion  and  the  Basic  and  Expanded  policies, previously filed with this  Registration  Statement File No. 333-17633 on December 11, 1996.





         2(b)(iii)        Consent of Joseph O. North, Vice President and Senior Actuary, relating to Exhibits
                          2(b)(i) and 2(b)(ii), previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.


         3                Inapplicable.

         4                Inapplicable.

         5                Financial Data Schedule. (See Exhibit 27 below).

         6                Consent of Independent Public Accountant.


         7(a)             Powers of Attorney, previously filed with this Registration Statement File No. 333-
                          17633 on December 11, 1996.

         7(b)             Power of Attorney for Mary R. (Nina) Henderson.

         8                Amended and Restated Description of Equitable's Issuance, Transfer and Redemption
                          Procedures for Policies pursuant to Rule 6e-2(b)(12)(ii), previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.


         9                Schedule Regarding Equitable Variable Policies and Related Post-Effective Amendments.

         27               Financial Data Schedule.


                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and it has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City and State of New York on the 30th day of April, 1997.



                                   SEPARATE ACCOUNT I OF THE EQUITABLE
                                   LIFE ASSURANCE SOCIETY
                                   OF THE UNITED STATES

                                   By:  THE EQUITABLE LIFE
                                        ASSURANCE SOCIETY OF
                                        THE UNITED STATES,
                                        DEPOSITOR

                                        By: /s/ Samuel B. Shlesinger
                                            ------------------------
                                            (Samuel B. Shlesinger)
                                            Senior Vice President




Attest: /s/Linda Galasso
        ------------------
         (Linda Galasso)
         Assistant Secretary
         April 30, 1997

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and it has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 30th day of April, 1997.


                                   THE EQUITABLE LIFE
                                   ASSURANCE SOCIETY OF THE UNITED STATES

                                        By: /s/ Samuel B. Shlesinger
                                            ------------------------
                                                (Samuel B. Shlesinger)
                                                Senior Vice President


          Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Joseph J. Melone          Chairman of the Board and Chief Executive Officer

*James M. Benson           President

*William T. McCaffrey      Senior Executive Vice President and Chief
                            Operating Officer

*Jerry M. de St. Paer      Executive Vice President

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin.         Senior Executive Vice President and Chief
                             Financial Officer

PRINCIPAL ACCOUNTING OFFICER:


/s/Alvin H. Fenichel         Senior Vice President and Controller
--------------------
   Alvin H. Fenichel
   April 30, 1997

* DIRECTORS:

       Claude Bebear               Jean-Rene Foutou             Winthrop Knowlton
       James M. Benson             Norman C. Francis            Arthur L. Liman
       Christopher J. Brocksom     Donald J. Greene             George T. Lowy
       Francoise Colloc'h          John T. Hartley              William T. McCaffrey
       Henri de Castries           John H.F. Haskell, Jr.       Joseph J. Melone
       Joseph L. Dionne            Mary R. (Nina) Henderson     Didier Pineau-Valencienne
       William T. Esrey            W. Edwin Jarmain             George J. Sella, Jr.
                                   G.Donald Johnston, Jr.       Dave H. Williams

* By:  /s/ Samuel B. Shlesinger
       ------------------------
       (Samuel B. Shlesinger)
       Attorney-in-Fact
       April 30, 1997

                                  EXHIBIT INDEX


EXHIBIT NO.                                                                                        TAG VALUE
-----------                                                                                        ---------




1-A(6)(a)     Declaration and Charter of Equitable, as amended January 1, 1997.                    EX-99.1A6a CHARTER

1-A(6)(b)     By-Laws of Equitable, as amended, November 21, 1996.                                 EX-99.1A6b BYLAWS




6             Consent of Independent Public Accountant.                                            EX-99.6 CONSENT

7(b)          Power of Attorney for Mary R. (Nina) Henderson.                                      EX-99.7b POW ATTY




9             Schedule Regarding Equitable Variable Policies and                                   EX-99.9 SCHEDULE
              Related Post-Effective Amendments.

27            Financial Data Schedule for Separate Account I.                                      EX-27